As filed with the United State Securities and Exchange Commission on November 25, 2009
1933 Act Registration No. 002-57526
1940 Act Registration No. 811-02699

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. ___	☐

Post-Effective Amendment No. 79	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 75

(Check appropriate box or boxes.)
AIM GROWTH SERIES
(Exact name of Registrant as Specified in Charter)
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (713) 626-1919
John M. Zerr, Esquire
11 Greenway Plaza, Suite 100, Houston, TX 77046
(Name and Address of Agent for Service)
Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire

Invesco Aim Advisors, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 100	2600 One Commerce Square
Houston, Texas 77046-1173	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.
It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☑	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:
     ☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion —                     , 2009
Prospectus                     , 2010
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Invesco Convertible Securities Fund
Invesco Convertible Securities Fund’s investment objective is a high level of total return on its assets through a combination of current income and capital appreciation.
This prospectus contains important information about the Class A, B, C, and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objective, Strategies, Risks and Portfolio Holdings	7
Fund Management	11
The Advisers	11
Adviser Compensation	12
Portfolio Managers	12
Other Information	14
Sales Charges	14
Dividends and Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-4
Contingent Deferred Sales Charges (CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objective
The Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

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Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

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Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund normally invests at least 80% of its assets in convertible securities. The Fund’s convertible securities may include lower rated fixed-income securities commonly known as junk bonds. The convertible securities also may include exchangeable and synthetic convertible securities. The Fund may also use derivative instruments. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy.
The Fund may invest up to 10% of its assets in synthetic convertible securities and up to 25% of its assets in exchangeable convertible securities.
The remaining 20% of the Fund’s assets may be invested in common stocks directly, non-convertible preferred stock, non-convertible fixed-income securities and foreign securities (including depositary receipts). The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity. The Fund may

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also utilize derivative instruments, including forward foreign currency exchange contracts. The Fund may also invest in real estate investment trusts (REITs).
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
There are also special risks associated with the Fund’s investments in exchangeable and synthetic convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.
Fixed-Income Securities. Fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. The Fund is not limited as to the maturities of the fixed-income securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund’s portfolio securities to fall substantially.
Lower Rated Fixed-Income Securities (Junk Bonds). Lower rated fixed-income securities (commonly known as junk bonds) are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund’s Trustees to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities.
Common Stocks. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

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Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This Prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date
[Ellen Gold	Portfolio Manager	Since Inception
Ramez Nashed	Portfolio Manager	Since Inception]
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at [www.invescoaim.com], by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

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Minimum Investments
The minimum investments for Class A, B, C, and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund seeks a high level of total return on its assets through a combination of current income and capital appreciation. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies
The Fund normally invests at least 80% of its assets in convertible securities. A convertible security is a bond, preferred stock or other security that may be converted into a prescribed amount of common stock at a prestated price. The Adviser may retain that common stock to permit its orderly sale or to establish long-term holding periods for tax purposes. The Fund is not required to sell the common stock to assure that the required percentage of its assets is invested in convertible securities. The Fund’s convertible securities may include lower rated fixed-income securities commonly known as junk bonds. The convertible securities also may include exchangeable and synthetic convertible securities. The Fund may also use derivative instruments as discussed below. These derivative instruments will be counted toward the 80% policy to the extent they have economic characteristics similar to the securities included within that policy. In deciding which securities to buy, hold or sell, the Adviser considers market, economic and political conditions.
Bonds are fixed-income debt securities. The issuer of a debt security borrows money from the investor who buys the security. Most debt securities pay either fixed or adjustable rates of interest at regular intervals until they mature, at which point investors get their principal back. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends. Common stock is a share ownership or equity interest in a corporation. It may or may not pay dividends as some companies reinvest all of their profits back into their businesses while others pay out some of their profits to shareholders as dividends.
The Fund may invest up to 10% of its assets in synthetic convertible securities and up to 25% of its assets in exchangeable convertible securities. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, synthetic and exchangeable convertible securities are preferred stocks or debt obligations of an issuer which are combined with an equity component whose conversion value is based on the value of the common stock of a different issuer or a particular benchmark (which may include a foreign issuer or basket of foreign stocks, or a company whose stock is not yet publicly traded). In many cases, synthetic and exchangeable convertible securities are not convertible prior to maturity, at which time the value of the security is paid in cash by the issuer.
The remaining 20% of the Fund’s assets may be invested in common stocks directly, non-convertible preferred stock, non-convertible fixed-income securities and foreign securities (including depositary receipts). A depositary receipt is generally issued by a bank or financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund’s fixed-income investments may include zero coupon securities, which are purchased at a discount and generally accrue interest, but make no payment until maturity. The Fund may also utilize derivative instruments, including forward foreign currency exchange contracts. The Fund may also invest in real estate investment trusts (REITs).
Additional Investment Strategy Information
Foreign Securities. The Fund may invest up to 10% of its net assets in foreign securities (including depositary receipts). This percentage limitation, however, does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.
Forward Foreign Currency Exchange Contracts. The Fund’s investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse movements in the foreign currencies in which portfolio securities are denominated. In addition, the Fund may use these instruments to modify its exposure to various currency markets.
REITs. REITs pool investors’ funds for investments primarily in real estate properties or real estate-related loans. They may also include, among other businesses, real estate developers, brokers and operating companies whose products and services are significantly related to the real estate industry such as building suppliers and mortgage lenders.

7

Defensive Investing. The Fund may take temporary defensive positions in attempting to respond to adverse market conditions. The Fund may invest any amount of its assets in cash or money market instruments in a defensive posture that may be inconsistent with the Fund’s principal investment strategies when the Adviser believes it is advisable to do so.
Although taking a defensive posture is designed to protect the Fund from an anticipated market downturn, it could have the effect of reducing the benefit from any upswing in the market. When the Fund takes a defensive position, it may not achieve its investment objective.
Portfolio Turnover. The Fund may engage in active and frequent trading of its portfolio securities. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of the year. A high portfolio turnover rate (over 100%) could result in high brokerage costs and an increase in taxable capital gains distributions to the shareholders.
The percentage limitations relating to the composition of the Fund’s portfolio apply at the time the Fund acquires an investment. Subsequent percentage changes that result from market fluctuations generally will not require the Fund to sell any portfolio security. However, the Fund may be required to sell its illiquid securities holdings, or reduce its borrowings, if any, in response to fluctuations in the value of such holdings. The Fund may change its principal investment strategies without shareholder approval; however, you would be notified of any changes.
In pursuing the Fund’s investment objective, the Adviser has considerable leeway in deciding which investments it buys, holds or sells on a day-to-day basis and which trading strategies it uses. For example, the Adviser in its discretion may determine to use some permitted trading strategies while not using others.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks
There is no assurance that the Fund will achieve its investment objective. The Fund’s share price and yield will fluctuate with changes in the market value and/or yield of the Fund’s portfolio securities. When you sell Fund shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Fund.
Convertible Securities. The Fund’s investments in convertible securities subject the Fund to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.
There are also special risks associated with the Fund’s investments in exchangeable and synthetic convertible securities. These securities may be more volatile and less liquid than traditional convertible securities.
Fixed-Income Securities. Principal risks of investing in the Fund are associated with its fixed-income investments. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Accordingly, a rise in the general level of interest rates may cause the price of the Fund’s fixed-income securities to fall substantially. (Zero coupon securities are typically subject to greater price fluctuations than comparable securities that pay current interest.) The Fund is not limited as to the maturities of the fixed-income securities in which it may invest. Thus, a rise in the general level of interest rates may cause the price of the Fund’s portfolio securities to fall substantially.
Lower Rated Fixed-Income Securities (Junk Bonds). Lower rated fixed-income securities (commonly known as junk bonds) are subject to greater risk of loss of income and principal than higher-rated securities. The prices of junk bonds are likely to be more sensitive to adverse economic changes or individual corporate developments than higher-rated securities. During an economic

8

downturn or substantial period of rising interest rates, junk bond issuers and, in particular, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing. In the event of a default, the Fund may incur additional expenses to seek recovery. The secondary market for junk bonds may be less liquid than the markets for higher quality securities and, as such, may have an adverse effect on the market prices of certain securities. Many junk bonds are issued as Rule 144A securities. Rule 144A securities could have the effect of increasing the level of Fund illiquidity to the extent the Fund may be unable to find qualified institutional buyers interested in purchasing the securities. The illiquidity of the market may also adversely affect the ability of the Fund to arrive at a fair value for certain junk bonds at certain times and could make it difficult for the Fund to sell certain securities. In addition, periods of economic uncertainty and change probably would result in an increased volatility of market prices of high yield securities and a corresponding volatility in the Fund’s net asset value.
Common Stocks. A principal risk of investing in the Fund is associated with its common stock investments. In general, stock values fluctuate in response to activities specific to the company as well as general market, economic and political conditions. Stock prices can fluctuate widely in response to these factors.
Other Risks. The performance of the Fund also will depend on whether or not the Adviser is successful in applying the Fund’s investment strategies.
Additional Risk Information
Foreign Securities. The Fund’s investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. One additional risk is currency risk. While the price of Fund shares is quoted in U.S. dollars, the Fund may convert U.S. dollars to a foreign market’s local currency to purchase a security in that market. If the value of that local currency falls relative to the U.S. dollar, the U.S. dollar value of the foreign security will decrease. This is true even if the foreign security’s local price remains unchanged.
Foreign securities also have risks related to economic and political developments abroad, including expropriations, confiscatory taxation, exchange control regulation, limitations on the use or transfer of Fund assets and any effects of foreign social, economic or political instability. Foreign companies, in general, are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about these companies. Moreover, foreign accounting, auditing and financial reporting standards generally are different from those applicable to U.S. companies. Finally, in the event of a default of any foreign debt obligations, it may be more difficult for the Fund to obtain or enforce a judgment against the issuers of the securities.
Securities of foreign issuers may be less liquid than comparable securities of U.S. issuers and, as such, their price changes may be more volatile. Furthermore, foreign exchanges and broker-dealers are generally subject to less government and exchange scrutiny and regulation than their U.S. counterparts. In addition, differences in clearance and settlement procedures in foreign markets may cause delays in settlement of the Fund’s trades effected in those markets and could result in losses to the Fund due to subsequent declines in the value of the securities subject to the trades.
Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Forward Foreign Currency Exchange Contracts. Use of forward foreign currency exchange contracts involves risks. If the portfolio managers employ a strategy that does not correlate well with the Fund’s investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund’s volatility and, thus, could involve a significant risk.
REITs. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital

9

expenditures or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of a REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. Furthermore, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests. U.S. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). U.S. REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com].

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

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The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $750 million	0.52%
Next $250 million	0.47%
Next $500 million	0.42%
Next $500 million	0.395%
Next $1 billion	0.37%
Over $3 billion	0.345%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
[Ellen Gold, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010. Prior to that date, Ms. Gold was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (1986 to 2010). Ms. Gold is the lead portfolio manager of the Fund.
Ramez Nashed, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010. Prior to that date, Mr. Nashed was associated with Morgan Stanley Investment Advisors Inc. in an investment management capacity (November 2006 to 2010). Prior to November 2006, he was associated with Morgan Stanley Investment Advisors Inc. as an analyst (January 1995 to November 2006).]

12

A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at [www.invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before                     , 2010 will be subject to payment of CDSC Category II CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information — Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

A-17

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

A-19

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-20

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Invesco Convertible Securities Fund SEC 1940 Act file number: 811-

[www.invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion —                     , 2009
Prospectus                     , 2010
Van Kampen Asset Allocation Conservative Fund
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Asset Allocation Moderate Fund
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Asset Allocation Growth Fund
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Asset Allocation Conservative Fund’s (Conservative Fund) investment objective is to seek a high level of long-term total return, consistent with a low level of risk.
Van Kampen Asset Allocation Moderate Fund’s (Moderate Fund) investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk.
Van Kampen Asset Allocation Growth Fund’s (Growth Fund) investment objective is to seek a high level of long-term total return, consistent with a high level of risk.
This prospectus contains important information about the Class A, B, C and Y shares of the Funds. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Conservative Fund Summary	1
Moderate Fund Summary	9
Growth Fund Summary	17
Investment Objectives, Strategies, Risks and Portfolio Holdings	25
Fund Management	36
The Advisers	36
Adviser Compensation	37
Portfolio Managers	37
Other Information	38
Sales Charges	38
Dividends and Distributions	38
Financial Highlights	39
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-4
Contingent Deferred Sales Charges (CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover
EX-99.A1.J
EX-99.A1.K
EX-99.D1.N

Conservative Fund Summary
Investment Objective
The Fund’s investment objective is to seek a high level of long-term total return, consistent with a low level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ____%, Class B shares to ____%, Class C shares to ____% and Class Y shares to ____% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is designed to allocate its portfolio of investments among different asset classes to achieve its investment objective. The Fund’s overall target asset allocation weighting is as follows:

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range

40%	30%-50%	60%	50%-70%

3

The Fund is a fund of funds, meaning that it seeks to achieve its investment objective by investing primarily in Class I Shares of other Van Kampen funds (the Underlying Funds), all of which are advised by Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser. Each Underlying Fund has its own investment objective and principal investment strategy and invests in varying percentages of equity securities and/or fixed income securities. The Adviser for each Underlying Fund decides which securities to purchase and sell for such Underlying Fund. The Fund’s SAI contains a list of those Underlying Funds currently available for investment by the Fund. From time to time the Adviser may select new or different Underlying Funds other than those listed in the SAI without prior approval of or prior notice to shareholders. The Fund is not required to invest in any single Underlying Fund or in all of the Underlying Funds. There is no minimum percentage in which the Fund must invest in any Underlying Fund, however, the Fund may not invest more than 50% of its assets in any one Underlying Fund.
The Adviser utilizes a multi-factor approach to asset allocation based on the Adviser’s analysis of macroeconomic trends and asset class valuations. Subject to the target asset allocation weighting for the Fund, the Adviser makes further allocation decisions by asset class based on various factors including, among other things: for equities, considering growth or value styles, market capitalizations (large, medium and/or small equity capitalizations) and income generation potential; and for fixed income, considering maturities, sectors and credit qualities. Subject to the target asset allocation weighting for the Fund, the Adviser monitors the Fund’s asset allocation and the selection of Underlying Funds and makes adjustments as market conditions warrant, in its discretion. In monitoring the Fund’s asset allocation, the Adviser rebalances the Fund’s investments to bring it back within its target asset allocation weighting whenever its investments are outside the ranges specified above. In addition, the Fund may invest directly in government securities and cash equivalents for liquidity and when the Adviser believes market conditions so warrant.
The Fund generally will sell an Underlying Fund when the Adviser believes that another Underlying Fund would be more appropriate to help achieve the Fund’s investment objective or to rebalance back to target weightings. The Fund may also invest up to 10% of its total assets in unaffiliated exchange traded funds (ETFs).
The Fund may change its target asset allocation weightings and the Underlying Funds without prior approval of or prior notice to shareholders.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.
Risks of investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In selecting among the Underlying Funds (which also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.
Non-diversified fund risks. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.
Risks of Investing in the Underlying Funds

4

Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.
Sector risk. To the extent an Underlying Fund invests a significant portion of its assets in, or specifically concentrates its investments in, securities of companies in the same sector of the market, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
Capitalization risk. During an overall stock market decline, stock prices of small- or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium-capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
Income risk. The ability of equity funds to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of underlying securities. If dividends are reduced or discontinued, distributions from the Underlying Funds may decline as well. The interest income on the Underlying Funds’ fixed income securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of default than investments in higher-grade securities.
Call/Prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.
Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
Risks of investing in REITs and foreign real estate companies. Investing in REITs and foreign real estate companies makes a fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

5

Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Non-diversification risk. Certain Underlying Funds are classified as non-diversified funds. Because a non-diversified fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund; such Underlying Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such Underlying Fund’s shares.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

6

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since inception
Scott Hixon	Portfolio Manager	Since inception
Mark Ahnrud	Portfolio Manager	Since inception
Chris Devine	Portfolio Manager	Since inception
Christian Ulrich	Portfolio Manager	Since inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.[invescoaim.com], by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

7

Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

8

Moderate Fund Summary
Investment Objective
The Fund’s investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

9

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

10

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies of the Fund
The Fund is designed to allocate its portfolio of investments among different asset classes to achieve its investment objective. The Fund’s overall target asset allocation weighting is as follows:

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range

60%	50%-70%	40%	30%-50%

11

The Fund is a fund of funds, meaning that it seeks to achieve its investment objective by investing primarily in Class I Shares of other Van Kampen funds (the Underlying Funds) all of which are advised by Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser. Each Underlying Fund has its own investment objective and principal investment strategy and invests in varying percentages of equity securities and/or fixed income securities. The Adviser for each Underlying Fund decides which securities to purchase and sell for such Underlying Fund. The Fund’s SAI includes a list of those Underlying Funds currently available for investment by the Fund. From time to time the Adviser may select new or different Underlying Funds other than those listed in the Fund’s SAI without prior approval of or prior notice to shareholders. The Fund is not required to invest in any single Underlying Fund or in all of the Underlying Funds. There is no minimum percentage in which the Fund must invest in any Underlying Fund, however, the Fund may not invest more than 50% of its assets in any one Underlying Fund.
The Adviser utilizes a multi-factor approach to asset allocation based on the Adviser’s analysis of macroeconomic trends and asset class valuations. Subject to the target asset allocation weighting for the Fund, the Adviser makes further allocation decisions by asset class based on various factors including, among other things: for equities, considering growth or value styles, market capitalizations (large, medium and/or small equity capitalizations) and income generation potential; and for fixed income, considering maturities, sectors and credit qualities. Subject to the target asset allocation weighting for the Fund, the Adviser monitors the Fund’s asset allocation and the selection of Underlying Funds and makes adjustments as market conditions warrant, in their discretion. In monitoring the Fund’s asset allocation, the Adviser rebalances the Fund’s investments to bring it back within its target asset allocation weighting whenever its investments are outside the ranges specified above. In addition, the Fund may invest directly in government securities and cash equivalents for liquidity and when the Adviser believes market conditions so warrant.
The Fund generally will sell an Underlying Fund when the Adviser believes that another Underlying Fund would be more appropriate to help achieve the Fund’s investment objective or to rebalance back to target weightings. The Fund may also invest up to 10% of its total assets in unaffiliated exchange traded funds (ETFs).
The Fund may change its target asset allocation weightings and the Underlying Funds without prior approval of or prior notice to shareholders.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.
Risks of investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In selecting among the Underlying Funds (which are also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.
Non-diversified fund risks. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.
Risks of Investing in the Underlying Funds

12

Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.
Sector risk. To the extent an Underlying Fund invests a significant portion of its assets in, or specifically concentrates its investments in, securities of companies in the same sector of the market, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
Capitalization risk. During an overall stock market decline, stock prices of small- or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium-capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
Income risk. The ability of equity funds to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of underlying securities. If dividends are reduced or discontinued, distributions from the Underlying Funds may decline as well. The interest income on the Underlying Funds’ fixed income securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of default than investments in higher-grade securities.
Call/Prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.
Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
Risks of investing in REITs and foreign real estate companies. Investing in real estate investment trusts (REITs) and foreign real estate companies makes a fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

13

Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Non-diversification risk. Certain Underlying Funds are classified as non-diversified funds. Because a non-diversified fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund; such Underlying Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such Underlying Fund’s shares.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

14

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since inception
Scott Hixon	Portfolio Manager	Since inception
Mark Ahnrud	Portfolio Manager	Since inception
Chris Devine	Portfolio Manager	Since inception
Christian Ulrich	Portfolio Manager	Since inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.[invescoaim.com], by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

15

Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

16

Growth Fund Summary
Investment Objective
The Fund’s investment objective is to seek a high level of long-term total return, consistent with a high level of risk.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

17

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

18

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund is designed to allocate its portfolio of investments among different asset classes to achieve its investment objective. The Fund’s overall target asset allocation weighting is as follows:

Equity Allocation		Fixed Income Allocation
Target	Range	Target	Range

80%	70%-90%	20%	10%-30%

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The Fund is a fund of funds, meaning that it seeks to achieve its investment objective by investing primarily in Class I Shares of other Invesco Van Kampen funds (the Underlying Funds), all of which are advised by Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser. Each Underlying Fund has its own investment objective and principal investment strategy and invests in varying percentages of equity securities and/or fixed income securities. The Adviser for each Underlying Fund decides which securities to purchase and sell for such Underlying Fund. The Fund’s SAI contains a list of represents those Underlying Funds currently available for investment by the Fund. From time to time the Adviser may select new or different Underlying Funds other than those listed in the SAI without prior approval of or prior notice to shareholders. The Fund is not required to invest in any single Underlying Fund or in all of the Underlying Funds. There is no minimum percentage in which the Fund must invest in any Underlying Fund, however, the Fund may not invest more than 50% of its assets in any one Underlying Fund.
The Adviser utilizes a multi-factor approach to asset allocation based on the Adviser’s analysis of macroeconomic trends and asset class valuations. Subject to the target asset allocation weighting for the Fund, the Adviser makes further allocation decisions by asset class based on various factors including, among other things: for equities, considering growth or value styles, market capitalizations (large, medium and/or small equity capitalizations) and income generation potential; and for fixed income, considering maturities, sectors and credit qualities. Subject to the target asset allocation weighting for the Fund, the Adviser monitors the Fund’s asset allocation and the selection of Underlying Funds and makes adjustments as market conditions warrant, in its discretion. In monitoring the Fund’s asset allocation, the Adviser rebalances the Fund’s investments to bring it back within its target asset allocation weighting whenever its investments are outside the ranges specified above. In addition, the Fund may invest directly in government securities and cash equivalents for liquidity and when the Adviser believes market conditions so warrant.
The Fund generally will sell an Underlying Fund when the Adviser believes that another Underlying Fund would be more appropriate to help achieve the Fund’s investment objective or to rebalance back to target weightings. The Fund may also invest up to 10% of its total assets in unaffiliated exchange traded funds (ETFs).
The Fund may change its target asset allocation weightings and the Underlying Funds without prior approval of or prior notice to shareholders.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Allocation risk. The Fund’s ability to achieve its investment objective depends upon the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. The Adviser’s evaluations and assumptions regarding macroeconomic trends, asset class valuations and selected Underlying Funds may be incorrect in view of actual market conditions.
Risks of investing in the Underlying Funds. Each of the Underlying Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Underlying Funds’ shares and therefore the value of the Fund’s investments. In addition, there is no guarantee that the Underlying Funds will achieve each of their investment objectives or that the Underlying Funds will not change their investment objectives without the approval of the Fund. In selecting among the Underlying Funds (which are also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds.
Non-diversified fund risks. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.
Risks of Investing in the Underlying Funds

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Market risk. Market risk is the possibility that the market values of securities owned by a fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in fixed income securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security. U.S. government securities, which, while backed by the U.S. government, are not guaranteed against declines in their market values. Mortgage-related securities may be more susceptible to further price declines than traditional fixed income securities in periods of rising interest rates and may have less price benefit than traditional fixed income securities in periods of declining interest rates.
Sector risk. To the extent an Underlying Fund invests a significant portion of its assets in, or specifically concentrates its investments in, securities of companies in the same sector of the market, such Underlying Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.
Capitalization risk. During an overall stock market decline, stock prices of small- or medium-capitalization companies (which certain Underlying Funds may emphasize) often fluctuate more and may fall more than stock prices of larger-capitalization companies. Stocks of small- and medium-capitalization have sometimes gone through extended periods of outperformance and underperformance relative to larger-capitalization companies.
Income risk. The ability of equity funds to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of underlying securities. If dividends are reduced or discontinued, distributions from the Underlying Funds may decline as well. The interest income on the Underlying Funds’ fixed income securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investors Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Lower grade securities are considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal and may have less liquidity and a higher incidence of default than investments in higher-grade securities.
Call/Prepayment risk. If interest rates fall, it is possible that issuers of callable securities held by the Underlying Funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called or prepaid securities would most likely be reinvested by the Underlying Funds in securities bearing new, lower interest rates, resulting in a possible decline in the Underlying Fund’s income and distributions to shareholders. Mortgage-related securities are especially sensitive to call or prepayment risk because borrowers often refinance their mortgages when interest rates drop.
Extension risk. The prices of fixed income securities tend to fall as interest rates rise. For mortgage-related securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
Risks of investing in REITs and foreign real estate companies. Investing in real estate investment trusts (REITs) and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

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Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Non-diversification risk. Certain Underlying Funds are classified as non-diversified funds. Because a non-diversified fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund; such Underlying Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such Underlying Fund’s shares.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

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Management of the Fund
Investment Adviser: Invesco Advisers, Inc.(the Adviser).

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since inception
Scott Hixon	Portfolio Manager	Since inception
Mark Ahnrud	Portfolio Manager	Since inception
Chris Devine	Portfolio Manager	Since inception
Christian Ulrich	Portfolio Manager	Since inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.[invescoaim.com], by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

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Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

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Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Conservative Fund’s investment objective is to seek a high level of long-term total return, consistent with a low level of risk. The Moderate Fund’s investment objective is to seek a high level of long-term total return, consistent with a moderate level of risk. The Growth Fund’s investment objective is to seek a high level of long-term total return, consistent with a high level of risk. The Conservative Fund, Moderate Fund and Growth Fund are sometimes referred to herein individually as a Fund or collectively s the Funds.
Each Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval, but no change is anticipated. If a Fund’s investment objective changes, that Fund will notify its shareholders in writing and shareholders should consider whether that Fund remains an appropriate investment in light of the changes. There are risks inherent in all investments in securities; accordingly, there can be no assurance that any of the Funds will achieve its investment objective.
Principal Investment Strategies and Risks
Each Fund’s ability to achieve its investment objective depends in part on the ability of the Underlying Funds to achieve their investment objectives. There can be no assurance that the Underlying Funds, the Conservative Fund, the Moderate Fund or the Growth Fund will achieve each of their investment objectives. You may invest in the Underlying Funds directly. By investing in any of the Funds, you will incur a proportionate share of the expenses of the Underlying Funds in addition to any expenses of the respective Fund.
Each Fund’s ability to achieve its investment objective also depends in part on the Adviser’s analysis of macroeconomic trends and asset class valuations and its ability to select the appropriate mix of Underlying Funds. Subject to the target asset allocation weighting for each Fund, the Adviser determines the underlying asset allocation, manages daily cash flow activities and rebalances the Funds to ensure appropriate allocations among asset classes and among Underlying Funds. The allocations for each Fund are monitored regularly and the Adviser rebalances each Fund’s investments to bring them back within its target asset allocation weighting whenever such Fund’s investments are outside the ranges specified for such Fund. The Adviser seeks to make strategic rebalancing decisions (as opposed to mechanical rebalancing decisions based solely on percentage variations or calendar-driven decisions) to achieve lower trading costs and better tax efficiencies. Factors that affect rebalancing decisions include, among other things: asset class performance over time; unanticipated events causing sharp movements, up or down, in certain asset classes or style/sector valuations in the short-term; unanticipated deviations in Underlying Fund performance versus actual asset class performance; or other changes in the Underlying Funds. Furthermore, in selecting among the Underlying Funds (which are also advised by the Adviser), the Adviser is subject to the potential conflict of interest presented because the fees paid by some of the Underlying Funds to the Adviser are higher than the fees paid by other Underlying Funds; however, the Adviser seeks to select those Underlying Funds that best satisfy its multi-level asset allocation determinations and each Fund’s target asset allocation weighting.
Each Fund is a non-diversified fund, investing only in the Underlying Funds, ETFs, government securities and cash. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified fund’s shares. However, because each Fund implements its asset allocation strategy by investing in different types of Underlying Funds and because most of the Underlying Funds are themselves diversified, it is expected that the Funds are subject to less non-diversification risk than other types of non-diversified funds not pursuing this kind of strategy.
The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments. The markets for securities in which the Underlying Funds may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Underlying Funds’ investments and the Adviser is unable to predict what effect, if any, such legislation may have on the Fund’s or the Underlying Funds.

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As with any managed fund, the Underlying Funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Underlying Funds’ performance may lag behind that of similar funds.
Equity Underlying Funds
The equity Underlying Funds primarily invest in some or all of the following securities and may focus some or all of their investments on certain size companies, certain sections or certain investment styles as described below. Certain equity Underlying Funds may invest a limited portion of their assets in fixed income securities, see also “Fixed Income Underlying Funds” below.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.
Certain Underlying Funds’ investments in convertible securities may include securities with enhanced convertible features or equity-linked features. Equity-linked securities are instruments whose value is based upon the value of one or more underlying equity securities, a reference rate or an index. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject the Underlying Funds to additional risks not ordinarily associated with investments in convertible securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Underlying Funds are subject to risks if the underlying equity security, reference rate or index underperforms or if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Underlying Funds to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing an Underlying Fund’s portfolio.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
There can be no assurance of current income on convertible securities because the issuers thereof may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying security. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

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Certain Underlying Funds may purchase convertible securities rated below investment grade (i.e., Ba or lower by Moody’s or BB or lower by S&P). Securities rated below investment grade are commonly known as junk bonds. Convertible securities rated in these categories are considered high risk securities and the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the Underlying Funds, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities. See also “Fixed Income Underlying Funds — Medium- and lower-grade fixed income securities.”
Small, medium and large-sized companies. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. The market movements of equity securities of small capitalization companies may be more abrupt or erratic than the market movements of equity securities of larger, more established companies or the stock market in general. In addition, equity securities of small capitalization companies generally are less liquid than those of larger capitalization companies. This means that an Underlying Fund could have greater difficulty selling such securities at the time and price that the Underlying Fund would like. Thus, to the extent the Underlying Funds invest in smaller or medium-sized companies, the Underlying Funds may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies. In addition, investment opportunities for certain undervalued, small- to medium-sized companies may be more limited than those in other sectors of the market. To facilitate the management of certain Underlying Funds’ portfolios, certain Underlying Funds may, from time to time, suspend the continuous offering of their shares to new investors.
Sector investing. Most of the Underlying Funds do not concentrate on specific industry sectors of the market; however certain Underlying Funds may from time to time emphasize certain industry sectors of the market. Furthermore, certain of the Underlying Funds do concentrate their investments in a particular industry, such as the technology, utility and real estate industries. Emphasizing or concentrating investments in any industry subjects that Underlying Fund to economic, political or regulatory risks associated with that industry. Specific sectors emphasized by certain Underlying Funds include:
Technology-oriented companies. Common stocks of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or operations of such companies may become obsolete quickly. In addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Utilities industry. Companies engaged in the utilities industry historically have been subject to a variety of risks depending, in part, on such factors as the type of utility company involved and its geographic location. Such risks include increases in fuel and other operating costs, high interest expenses for capital construction programs, costs associated with compliance with environmental and nuclear safety regulations, service interruption due to environmental, operational or other mishaps, the effects of economic slowdowns, surplus capacity, competition and changes in the overall regulatory climate. In particular, regulatory changes with respect to nuclear and conventionally fueled generating facilities could increase costs or impair the ability of utility companies to operate such facilities, thus reducing utility companies’ earnings or resulting in losses. There can be no assurance that regulatory policies or accounting standard changes will not negatively affect utility companies’ earnings or dividends. Companies engaged in the utilities industry are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by regulatory authorities, companies engaged in the utilities industry are subject to the risk that such authority will not authorize increased rates. Regulatory authorities also may restrict a company’s access to new markets, thereby diminishing the company’s long-term prospects. In addition, individual sectors of the utility market are subject to additional risks.
Real estate, REITs and foreign real estate companies. Underlying Funds that invest in or concentrate their investments in the real estate industry, including REITs and foreign real estate companies (which are similar to entities organized and operated as REITs in the United States), are more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and foreign real estate companies pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs and foreign real estate companies generally derive their income from rents on the underlying

27

properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs and/or foreign real estate companies. The risks associated with such investments can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service that real estate industry also will be affected by such risk. If the Underlying Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Underlying Fund may own, the receipt of such income may adversely affect the Underlying Fund’s ability to retain its tax status as a regulated investment company. In addition, REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in fixed income securities including changes in interest rates and the quality of credit extended. Foreign real estate companies may be subject to laws, rules and regulations governing those entities and their failure to comply with those laws, rules and regulations could negatively impact the performance of those entities. In addition, investments in REITs and foreign real estate companies may involve duplication of management fees and certain other expenses, as an Underlying Fund indirectly bears its proportionate share of any expenses paid by REITs and foreign real estate companies in which it invests.
Style-specific risk. Different types of stocks tend to shift in and out of favor depending on market and economic conditions. Underlying Funds that emphasize a growth style of investing often seek companies experiencing high rates of current growth; such companies may be more volatile than other types of investments. Underlying Funds that emphasize a value style of investing often seek undervalued companies with characteristics for improved valuations; such companies are subject to the risk that the valuations never improve. Certain Underlying Funds invest in companies with special situations or circumstances (for example: companies with new, limited or cyclical product lines, services, markets, distribution channels or financial resources, or companies where the management of such companies may be dependent upon one or a few key people, or companies with initial public offerings, or other unusual events such as acquisitions, mergers, liquidations); such companies can be subject to more abrupt or erratic market movements than stocks of larger, more established companies or the stock markets in general.
Intangible assets risk. Certain Underlying Funds invest in securities that, in the Adviser’s judgment, have among other things resilient business franchises and growth potential, such as companies with intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses, or distribution methods). Such intangible assets underlying strong business franchises are subject to risks which could include, among other things, that a company could lose its intangible assets, that the intangible asset may be overvalued, that new technology may make the intangible asset obsolete or less valuable and that the value of the intangible asset may be subject to changes in federal or other regulations. A company that has franchise operations may also engage in other lines of business.
Fixed Income Underlying Funds
Fixed income securities in which the fixed income Underlying Funds primarily invest generally consist of: government securities, including mortgage-backed securities, and corporate securities, including investment grade and below investment grade corporate securities. Certain fixed income Underlying Funds may invest a limited portion of their assets in preferred stock or convertible securities, see also “Equity Underlying Funds” above.
The value of fixed income securities generally varies inversely with changes in prevailing interest rates. If interest rates rise, fixed income security prices generally fall; if interest rates fall, fixed income security prices generally rise. Shorter-term securities are generally less sensitive to interest rate changes than longer-term securities; thus, for a given change in interest rates, the market prices of shorter-maturity fixed income securities generally fluctuate less than the market prices of longer-maturity fixed income securities. Fixed income securities with longer maturities generally offer higher yields than fixed income securities with shorter maturities assuming all other factors, including credit quality, are equal; however such securities typically are more sensitive to changes in interest rates.
The value and yield of fixed income securities generally varies with credit quality. Fixed income securities with lower credit quality generally offer higher yields than fixed income securities with higher credit quality, assuming all other factors, including maturities, are equal; however, such securities are subject to greater risk of nonpayment of principal and interest.

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U.S. Government securities. Certain Underlying Funds may invest in U.S. government securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (REMICs), collateralized mortgage obligations (CMOs) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) when-issued commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities.
Mortgage-backed securities. Certain Underlying Funds may invest in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (mortgage-backed securities). Such Underlying Funds may invest in mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S. government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. Guarantees by other agencies or instrumentalities of the U.S. government, such as FNMA or FHLMC, are not backed by the full faith and credit of the U.S. government, although FNMA and FHLMC are authorized to borrow from the U.S. Treasury to meet their obligations.
The yield and payment characteristics of mortgage-backed securities differ from traditional fixed income securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional fixed income securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional fixed income securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional fixed income securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of an Underlying Fund’s higher yielding securities may be converted to cash, and the Underlying Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Underlying Fund receives income at the higher rate. Therefore, an Underlying Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in an Underlying Fund’s income in turn adversely affects the Underlying Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by an Underlying Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional fixed income securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage backed securities and could result in losses to an Underlying Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
Certain Underlying Funds may invest in REMICs and CMOs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Such securities are subject to market risk, prepayment risk and extension risk. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).
Additional information regarding U.S. government securities, mortgage-backed securities, REMICs and CMOs is contained in the Funds’ SAI.

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Corporate fixed income securities. A corporate bond is defined as any corporate fixed income security with an original term to maturity of greater than one year. Corporate fixed income securities with longer maturities generally tend to produce higher yields but are subject to greater market risk than fixed income securities with shorter maturities.
Medium- and lower-grade fixed income securities. Certain Underlying Funds may invest in medium- and lower-grade fixed income securities. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. Securities rated BB or lower by S&P or Ba or lower by Moody’s or unrated securities of comparable quality are commonly referred to as junk bonds. Generally, medium- and lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade fixed income securities are regarded by Moody’s and S&P as predominately speculative with respect to the capacity to pay interest or repay principal in accordance with their terms.
Medium- and lower-grade securities are more susceptible to nonpayment of interest and principal and default than higher-grade securities. Adverse changes in the economy or the individual issuer often have a more significant impact on the ability of medium- and lower-grade issuers to make payments, meet projected goals or obtain additional financing. When an issuer of such securities is in financial difficulties, the Underlying Funds may incur additional expenditures or invest additional assets in an effort to obtain partial or full recovery on amounts due.
While all fixed income securities fluctuate inversely with changes in interest rates, the prices of medium- and lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. A projection of an economic downturn, for example, could cause a decline in prices of medium- and lower-grade securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its senior securities or obtain additional financing when necessary. A significant increase in market rates or a general economic downturn could severely disrupt the market for such securities and the market values of such securities. Such securities also often experience more volatility in prices than higher-grade securities.
The secondary trading market for medium- and lower-grade securities may be less liquid than the market for higher-grade securities. Prices of medium- and lower-grade fixed income securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or medium- and lower-grade fixed income securities generally could reduce market liquidity for such securities and make their sale by an Underlying Fund more difficult, at least in the absence of price concessions. The market for medium- and lower-grade securities also may have less information available, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser’s experience, judgment and analysis than other securities.
Few medium- and lower-grade fixed income securities are listed for trading on any national securities exchange, and issuers of lower-grade fixed income securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Underlying Funds’ portfolios may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests solely in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Underlying Funds and may also limit the ability of the Underlying Funds to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Underlying Funds own or may acquire illiquid or restricted medium- and lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and illiquidity and valuation difficulties.
Each Underlying Fund that invests in medium- and lower-grade securities will rely on its Adviser’s judgment, analysis and experience in evaluating the creditworthiness of an issuer. The amount of available information about the financial condition of certain medium- and lower-grade issuers may be less extensive than other issuers. In its analysis, each Underlying Fund’s Adviser may consider the credit ratings of recognized rating organizations in evaluating securities although the Adviser does not rely primarily on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not

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necessarily require an Underlying Fund to dispose of a security. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Underlying Funds’ investment objective may be more dependent upon the credit analysis of the Underlying Funds’ Adviser than is the case with investing in higher-grade securities.
New or proposed laws may have an impact on the market for medium- and lower-grade securities. The Underlying Funds’ Adviser is unable to predict what effect, if any, legislation may have on the market for medium- and lower-grade securities.
Zero coupon and stripped securities. Certain Underlying Funds may invest in zero coupon securities and stripped securities. Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of fixed income or stripped fixed income obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.
Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).
Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.
Stripped mortgage-backed securities (hereinafter referred to as stripped mortgage securities) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with at least two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, once class will receive all of the interest (the interest-only IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations or market value in response to changing interest rates than fixed income obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market value of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of fixed income securities and, to the extent an Underlying Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of such Underlying Fund.
Other Investments by Equity and Fixed Income Funds
Securities of foreign issuers. Certain Underlying Funds may (and other Underlying Funds will) invest all or a portion of their assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Underlying Funds’ Adviser’s assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends.

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Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Underlying Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Underlying Fund are not fully invested or attractive investment opportunities are foregone.
Certain Underlying Funds may (and other Underlying Funds will) invest all or a portion of their assets in securities of issuers determined by the Underlying Funds’ Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
Many emerging countries have experienced currency devaluations and substantial (and, in some cases, extremely high) rates of inflation, which have had a negative effect on the economies and securities markets of such countries. Economies in emerging countries generally are dependent heavily upon commodity prices and international trade and, accordingly, have been and may continue to be affected adversely by the economies of their trading partners, trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures negotiated by the countries with which they trade.
Many emerging countries are subject to a substantial degree of economic, political and social instability. Governments of some emerging countries are authoritarian in nature or have been installed or removed as a result of military coups, while governments in other emerging countries have periodically used force to suppress civil dissent. Disparities of wealth, the pace and success of political reforms, and ethnic, religious and racial disaffection, among other factors, have also led to social unrest, violence and/or labor unrest in some emerging countries. Unanticipated political or social developments may result in sudden and significant investment losses. Settlement procedures in emerging countries are frequently less developed and reliable than those in developed markets. In addition, significant delays are common in certain markets in registering the transfer of securities.
Settlement or registration problems may make it more difficult for an Underlying Fund to value its portfolio securities and could cause an Underlying Fund to miss attractive investment opportunities, to have a portion of its assets uninvested or to incur losses due to the failure of a counterparty to pay for securities the Underlying Fund has delivered or the Underlying Fund’s inability to complete its contractual obligations. The creditworthiness of the local securities firms used by the Underlying Fund in emerging countries may not be as sound as the creditworthiness of firms used in more developed countries. As a result, the Underlying Fund may be subject to a greater risk of loss if a securities firm defaults in the performance of its responsibilities.
The Underlying Funds may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

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Since certain Underlying Funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, such Underlying Funds may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Underlying Funds and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Underlying Funds’ assets denominated in that currency and the Underlying Funds’ return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Underlying Funds will incur costs in connection with conversions between various currencies.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Certain Underlying Funds may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The Underlying Funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date (forward contracts). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
Certain Underlying Funds may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the Underlying Funds purchase a foreign security traded in the currency which the Underlying Funds anticipate acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the Underlying Funds than if they had not entered into such contracts.
Investment companies. Certain Underlying Funds may invest in securities of certain issuers indirectly through investments in other investment companies. Such investments are commonly used when direct investments in certain countries are not permitted by foreign investors. Investments in other investment companies may involve duplication of management fees and certain other expenses.
Derivatives. The Underlying Funds may, but are not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Underlying Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Underlying Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Underlying Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts.
An option is a contract that gives the holder of the option the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the seller of the option (the option writer ) the underlying security at a specified fixed price (the exercise price ) prior to a specified date (the expiration date ). The buyer of the option pays to the option writer the option premium, which represents the purchase price of the option. The risks associated with options transactions are different from, and possibly greater than, the risks associated with investing directly in the underlying instruments. Options are highly specialized instruments that

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require investment techniques and risk analyses different from those associated with other portfolio investments. The use of options requires an understanding not only of the underlying instrument but also of the option itself.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Underlying Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Underlying Fund or if the reference index, security or investments do not perform as expected.
Certain Underlying Funds also may invest a portion of their assets in structured notes and other types of structured investments (referred to collectively as structured products ). A structured note is a derivative security for which the amount of principal repayment and/or interest payments is based on the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate or LIBOR), referenced bonds and stock indices. Investments in structured notes involve risks including interest rate risk, credit risk and market risk. Changes in interest rates and movement of the factor may cause significant price fluctuations and changes in the reference factor may cause the interest rate on the structured note to be reduced to zero and any further changes in the reference factor may then reduce the principal amount payable on maturity. Structured notes may be less liquid than other types of securities and more volatile than the reference factor underlying the note.
Generally, structured investments are interests in entities organized and operated for the purpose of restructuring the investment characteristics of underlying investment interests or securities. These investment entities may be structured as trusts or other types of pooled investment vehicles. Holders of structured investments bear risks of the underlying investment and are subject to counterparty risk. While certain structured investment vehicles enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding the same securities, investors in structured investment vehicles generally pay their share of the investment vehicle’s administrative and other expenses. Certain structured products may be thinly traded or have a limited trading market and may have the effect of increasing the Underlying Fund’s illiquidity to the extent that the Underlying Fund, at a particular point in time, may be unable to find qualified buyers for these securities.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Borrowing risk. Certain Underlying Funds may borrow money for investment purposes, which is known as leverage. Such Underlying Funds may use leverage to seek to enhance income to shareholders, but the use of leverage creates the likelihood of greater volatility in the net asset value of the Underlying Fund’s shares. Leverage also creates the risk that fluctuations in interest rates on leverage may adversely affect the return to shareholders and the Underlying Fund’s ability to make dividend payments. To the extent that income from investments made with such borrowed money does not exceed the interest payable and other expenses of the leverage, the Underlying Fund’s net income will be less than if the Underlying Fund did not use leverage and the amount available for distributions to shareholders of the Underlying Fund will be reduced. An Underlying Fund’s use of leverage also may impair the ability of the Underlying Fund to maintain its qualification for federal income tax purposes as a regulated investment company.
Other Investments and Risk Factors
For cash management purposes, the Underlying Funds and each of the Funds may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by a fund and are subject to the risk of default by the other party. The Funds will only enter into such agreements with parties deemed to be creditworthy by each Fund’s Adviser under guidelines approved by the Board.

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The Underlying Funds may invest in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Underlying Fund would like. Thus, the Underlying Funds may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
Each Fund may invest directly up to 10% of its total assets in unaffiliated ETFs. An ETF generally seeks to track the performance of an underlying index and/or hold the securities included in such index. ETFs have many of the same risks as direct investments in common stocks. The market value of the underlying index rises and falls. In addition, the market value of an ETF may differ from its net asset value. Investments in ETFs may involve duplication of management fees and certain other expenses, as each Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which each Fund may invest are leveraged. The more a Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.
Further information about these types of investments and other investment practices that may be used by the Underlying Funds is contained in the Funds’ SAI.
The Underlying Funds may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Underlying Funds’ Adviser believes the potential of the security has lessened, or for other reasons. The Underlying Funds’ portfolio turnover rates may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Underlying Funds’ Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Funds or an Underlying Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. Under normal market conditions, the potential for total return on these securities will tend to be lower than the potential for total return on other securities that may be owned by the Funds. In taking such a defensive position, the Funds or an Underlying Fund would temporarily not be pursuing its principal investment strategies and may not achieve their investment objectives.
The Underlying Funds’ investments in the types of securities described in this prospectus vary from time to time, and at any time, an Underlying Fund may not be invested in all types of securities described in this prospectus. The Underlying Funds may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Underlying Funds are applied at the time of purchase.
More information about the Underlying Funds
Information about the fees, expenses, investment objectives, strategies and risks of each Underlying Fund may be found in its prospectus, which can be found on our web site at www.[invescoaim.com] or on the EDGAR database on the SEC’s web site at www.sec.gov. The complete Underlying Fund holdings of the Funds will be posted on a quarterly basis on the Underlying Funds’ Web site.

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Portfolio Holdings
A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Funds’ SAI, which is available at www.[invescoaim.com].
Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as each Fund’s investment adviser and as the investment adviser of the Underlying Funds. The Adviser manages the investment operations of the Funds as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Funds and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

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The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Funds retain the Adviser to manage the investment of their assets and to place orders for the purchase and sale of portfolio securities. Under an investment advisory agreement between the Adviser and the Funds, each Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of 0.15%.
Invesco, not the Funds, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Funds will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of each Funds’ portfolios:
Scott Wolle, Portfolio Manager, has been responsible for each Fund since its inception on                     , 2010. Prior to 2010, and has been associated with the Adviser or its affiliates since 1999.
Scott Hixon, Portfolio Manager, has been responsible for each Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1994.
Mark Ahnrud, Portfolio Manager, has been responsible for each Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 2000.
Chris Devine, Portfolio Manager, has been responsible for each Fund since its inception on                     , 2010. Prior to 2010, Mr. Devine was associated with the Adviser or its affiliates (1998 to 2010).
Christian Ulrich, Portfolio Manager, has been responsible for each Fund since its inception on                     , 2010, and has been associated with the Adviser or its since 2000.
More information on the portfolio managers may be found at www.[invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

37

Other Information
Sales Charges
Purchases of Class A shares of the Funds are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before                     , 2010 will be subject to payment of CDSC Category III CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information — Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Funds expect, based on their investment objectives and strategies, that its distributions, if any, will consist of capital gains, ordinary income or a combination of both.
Dividends
The Conservative Fund and Moderate Fund generally declare and pays dividends from net investment income, if any, quarterly. The Growth Fund generally declares and pays dividends from net investment income, if any, annually.
Capital Gains Distributions
The Funds generally distribute long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a Fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

38

Financial Highlights
Prior to the date of this prospectus, the Funds had not yet commenced operations; therefore, Financial Highlights are not available.

39

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

A-17

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

A-19

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-20

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Funds and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about each Fund’s investments. Each Fund’s annual report also discusses the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. Each Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.[invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Asset Allocation Conservative Fund Van Kampen Asset Allocation Moderate Fund Van Kampen Asset Allocation Growth Fund SEC 1940 Act file number: 811-

[invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion — _____, 2009
Prospectus ____________, 2010
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Harbor Fund
Van Kampen Harbor Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital.
This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objective, Strategies, Risks and Portfolio Holdings	7
Fund Management	12
The Advisers	12
Adviser Compensation	13
Portfolio Managers	13
Other Information	14
Sales Charges	14
Dividends and Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-4
Contingent Deferred Sales Charges (CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. Under normal market conditions, the Fund invests at least 50% of its total assets (excluding cash, cash equivalents and government securities) in convertible debt securities. The Fund may invest without limitations as to credit ratings, and such investments may include high- medium- and lower-rated and unrated securities.
The Fund may invest up to 45% of its total assets in common stocks and up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.

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Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because the Fund may invest in securities with low credit quality, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds ) may have less liquidity and a higher incidence of default than investments in higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative corporate developments, such as a decline in profits, or adverse economic conditions, such as a recession, than are higher-grade securities.
Call risk. If interest rates fall, it is possible that issuers of callable securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.
Income risk. The interest income on debt securities, including convertible bonds, generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. The ability of equity securities to generate income generally depends on the earnings and continuing declaration of dividends by the issuers of such securities. If interest rates drop or dividends are reduced or discontinued, distributions to shareholders from the Fund may drop as well.
Foreign risks. Because the Fund may own securities of foreign issuers, it may be subject to risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than investments in securities of issuers in developed countries.
Risks of derivatives. A derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivatives involve risks different from direct investments in underlying securities and include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

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Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This Prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date
[Ellen Gold	Portfolio Manager	Since Inception
Ramez Nashed	Portfolio Manager	Since Inception]
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at [www.invescoaim.com], by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

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Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

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Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
The Fund seeks to achieve its investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. Under normal market conditions, at least 50% of the Fund’s total assets (excluding cash, cash equivalents and government securities) are invested in convertible debt securities.
Through careful selection of individual securities, diversification of investments and by continuing supervision of the investment portfolio, the Fund’s portfolio managers seek to provide income and capital appreciation while striving to reduce risk and conserve shareholder capital. The Fund’s portfolio managers emphasize income-producing securities of companies whose common stocks are believed to have good prospects for capital appreciation and seek to identify companies with improving fundamentals, strong earnings growth, increasing market share and attractive valuations that are likely to provide investors with equity participation through the issuance of convertible securities. The Fund may invest in issuers of any size. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, the Fund may be subject to greater investment risk than that assumed through investment solely in the securities of larger-sized companies. While attractive convertible securities of desired quality may not be available in all industries at all times, their general availability is considered to be more than adequate in light of the Fund’s investment objective.
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure and generally entail less risk than common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.
The Fund’s investments in convertible securities may include securities with enhanced convertible features or equity-linked features. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject the Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Fund is subject to risks if the underlying stock underperforms and if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.

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There can be no assurance of current income on convertible securities because the issuers thereof may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying security. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. The Fund’s Statement of Additional Information contains a further discussion of convertible securities.
Securities acquired by the Fund are not governed by specific ratings categories, and the Fund may purchase high-, medium-, or lower-rated or unrated securities. To the extent that the Fund invests a large portion of its total assets in lower-grade securities, the Fund’s ability to conserve shareholder capital may be diminished. Securities rated BB or lower by Standard & Poor’s (S&P) or rated Ba or lower by Moody’s Investors Service, Inc. (Moody’s) and unrated securities determined by the Adviser to be of comparable quality are commonly referred to as junk bonds.
Lower-rated securities are considered speculative by the rating agencies with respect to the issuer’s continuing ability to make timely payments of interest and principal. Securities below investment grade involve special risks compared to higher-grade securities.
Understanding Quality Ratings. Security ratings are based on the issuer’s ability to pay interest and repay principal. Securities with ratings of BBB or above are considered investment grade, while those with ratings of BB or below are regarded as noninvestment grade, or junk bonds. A detailed explanation of the various S&P and Moody’s rating categories is included in the appendix to the Fund’s SAI.
While the Fund invests primarily in convertible securities, the Fund may invest in the common stocks of companies. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Fund has a fundamental policy of investing not more than 45% of its total assets in common stocks.
Risks of Investing in Lower-Grade Securities. Securities that are in the lower-grade categories generally offer higher current yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a fund which invests in lower-grade securities before investing in the Fund.
Credit risk relates to the issuer’s ability to make timely payment of interest and principal when due. Lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of lower-grade securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery on such amounts.
Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the debt securities market and as a result of real or perceived changes in credit risk. The value of the Fund’s portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Income securities with longer maturities, which may have higher yields, may increase or decrease in value more than income securities with shorter maturities. However, the secondary market prices of lower grade securities generally are less sensitive to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the securities in the Fund’s portfolio and thus in the net asset value of the Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

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The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer or lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.
During periods of reduced market liquidity or in the absence of readily available market quotations for lower-grade securities held in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund may play a greater role in the valuation of the Fund’s securities due to the reduced availability of reliable objective data.
The Fund may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind securities, when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in zero coupon or payment-in-kind securities.
Many lower-grade securities are not listed for trading on any national securities exchange, and many issuers of lower-grade securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests primarily in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Fund owns or may acquire illiquid or restricted lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.
The amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers. In its analysis, the Fund may consider the credit ratings of recognized rating organizations in evaluating securities although primary reliance is not placed on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require the Fund to dispose of a security. The Fund’s portfolio managers continuously monitor the issuers of securities held in the Fund’s portfolio. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Fund’s investment objective may be more dependent upon this credit analysis than is the case with investing in higher-grade securities.
New or proposed laws may have an impact on the market for lower-grade securities. The Adviser is unable at this time to predict what effect, if any, legislation may have on the market for lower-grade securities.
Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

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In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Derivatives. The Fund may, but is not required to, use derivatives for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including debt securities, indexes, interest rates and other assets. Derivative transactions often have risks similar to the securities underlying the derivatives. The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the portfolio managers seek to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy under guidelines approved by the Fund’s Board of Trustees.
The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). REITs pool investors’ funds for investment

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primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Fund’s portfolio managers believe the potential for current income or capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Fund’s portfolio managers consider portfolio changes appropriate.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com].

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

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The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $350 million	0.55%
Next $350 million	0.50%
Next $350 million	0.45%
Over $1.05 billion	0.40%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
[Ellen Gold, Portfolio Manager, has been responsible for the Fund since its inception on ________, 2010. Prior to that date, Ms. Gold was associated with Van Kampen Asset Management (1986 to 2010). Ms. Gold is the lead manager of the Fund.
Ramez Nashed, Portfolio Manager, has been responsible for the Fund since its inception on ________, 2010. Prior to that date, Mr. Nashed was associated with Van Kampen Asset Management (January 1995 to 2010).]
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at [www.invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information - Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before ________, 2010 will be subject to payment of CDSC Category III CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information - Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

A-9

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

A-11

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

A-12

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

A-13

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

A-14

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

A-15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

A-17

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

A-18

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

A-19

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-20

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Harbor Fund SEC 1940 Act file number: 811-_______

[www.invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion —                     , 2009
Prospectus                     , 2010
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Leaders Fund
Van Kampen Leaders Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.
This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objectives, Strategies, Risks and Portfolio Holdings	8
Fund Management	14
The Advisers	14
Adviser Compensation	15
Portfolio Managers	16
Other Information	17
Sales Charges	17
Dividends and Distributions	17
Financial Highlights	18
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-4
Contingent Deferred Sales Charges (CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objectives
The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B

Class C

Class Y

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objectives by investing primarily in a combination of certain Van Kampen funds (the underlying funds ) on a fixed percentage allocation basis. The underlying funds invest in U.S. and foreign equity securities and fixed income and money market securities. The Fund makes equal allocations of its assets to the following three underlying funds: Van Kampen Comstock Fund (Comstock Fund), Van Kampen Equity and Income Fund (Equity and Income Fund) and Van Kampen International Growth Fund (International Growth Fund). The investment results of the underlying funds will vary. As a result, the percentage allocations to the underlying funds will be monitored daily by Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, and the Fund’s allocations to the underlying funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the pre-determined fixed percentage allocation basis.

3

Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investment in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.
Small- and medium-sized companies risk. During an overall stock market decline, stock prices of small- or medium-sized companies (in which the underlying funds may invest) often fluctuate more than stock prices of larger companies.
Income risk. The ability of the underlying funds’ equity securities to generate income generally depends on the earnings and the continuing declaration of dividends by the issuers of such securities. The interest income on the underlying funds’ debt securities generally is affected by prevailing interest rates, which can vary widely over the short- and long-term.
Call risk. If interest rates fall, it is possible that issuers of callable securities held by the underlying funds will call or prepay their securities before their maturity dates. In this event, the proceeds from the called securities would most likely be reinvested by the underlying funds in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because an underlying fund generally invests only in investment grade-quality debt securities, it is subject to a lower level of credit risk than a fund investing in lower-quality securities. Securities rated BBB by Standard & Poor’s (S&P) or Baa by Moody’s Investor Service, Inc. (Moody’s) are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations, which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.
Risks of investing in REITs. Investing in REITs makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.
Risks of derivatives. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.
Non-diversified fund. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares.

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Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

5

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Scott Wolle	Portfolio Manager	Since inception
Scott Hixon	Portfolio Manager	Since inception
Mark Ahnrud	Portfolio Manager	Since inception
Chris Devine	Portfolio Manager	Since inception
Christian Ulrich	Portfolio Manager	Since inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at www.[invescoaim.com] , by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

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Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

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Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval, but no change is anticipated. If the Fund’s investment objectives change, the Fund will notify shareholders in writing and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. There are risks inherent in all investments in securities; accordingly, there can be no assurance that the Fund will achieve its investment objectives.
Principal Investment Strategies
The Fund seeks to achieve its investment objectives by investing primarily in the underlying funds on a fixed percentage allocation basis. The Fund makes equal allocations of its assets to Comstock Fund, Equity and Income Fund and International Growth Fund. The investment results of the underlying funds will vary. As a result, the percentage allocations to the underlying funds will be monitored daily by the Adviser and the Fund’s allocations to the underlying funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the pre-determined fixed percentage allocation basis.
Van Kampen Comstock Fund
Investment Objective. The Comstock Fund’s investment objective is to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Principal Investment Strategies. Under normal market conditions, the Comstock Fund seeks to achieve its investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The Comstock Fund emphasizes a value style of investing seeking well-established, undervalued companies believed by the Comstock Fund’s Adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the Comstock Fund’s Adviser of the capital growth and income potential of such securities materially change. The Comstock Fund may invest up to 25% of its total assets in securities of foreign issuers. The Comstock Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). The Comstock Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.
Van Kampen Equity and Income Fund
Investment Objectives. The Equity and Income Fund’s investment objective is to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.
Principal Investment Strategies. The Equity and Income Fund’s Adviser seeks to achieve its investment objectives by investing primarily in income-producing equity instruments (including common stocks, preferred stocks and convertible securities) and investment grade quality debt securities. Investment grade securities are securities rated BBB or higher by S&P or Baa or higher by Moody’s or unrated securities determined by the Equity and Income Fund’s Adviser to be of comparable quality. The composition of the Equity and Income Fund’s portfolio will vary over time based upon evaluations of economic conditions by the Equity and Income Fund’s Adviser and its belief about which securities would best accomplish the Equity and Income Fund’s investment objectives. The Equity and Income Fund emphasizes a value style of investing, seeking well-established, undervalued companies that the Equity and Income Fund’s Adviser believes offer the potential for income with safety of principal and long-term growth of capital. Portfolio securities are typically sold when the assessments of the Equity and Income Fund’s Adviser of the income or growth potential of such securities materially change. Under normal market conditions, the Equity and Income Fund invests at least 65% of its total assets in income-producing equity securities. The Equity and Income Fund may invest up to 25% of its total assets in securities of foreign issuers. The Equity and Income Fund may invest up to 15% of its total assets in REITs. The Equity and Income Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

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Van Kampen International Growth Fund
Investment Objectives. The International Growth Fund’s investment objective is capital appreciation, with a secondary objective of income.
Principal Investment Strategies. Under normal market conditions, the International Growth Fund seeks to achieve its investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.
The International Growth Fund’s Adviser seeks to identify securities of issuers that they believe share the following characteristics: (1) industry leaders in their country, their region or the world, (2) strong balance sheets, (3) market capitalization typically greater than $1 billion, (4) attractive price-to-earnings ratios compared with earnings growth potential (PEG ratio) and (5) attractive earnings momentum as measured by earnings estimates revisions. Portfolio securities may be sold when, among other things, a security no longer fits the International Growth Fund’s investment criteria or has had a substantial decline within the Adviser’s quantitative rankings, or a more attractive opportunity elsewhere in the market has been identified. While a substantial portion of the International Growth Fund’s assets generally are invested in the developed countries of Europe and the Far East, the International Growth Fund may invest in securities of issuers in developing or emerging market countries. The International Growth Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and currency-related transactions involving options, futures contracts, forward contracts and swaps, for various portfolio management purposes, including to facilitate portfolio management and to mitigate risks.
Principal Investment Risks
The Fund’s ability to achieve its investment objectives depends on the ability of the underlying funds to achieve their investment objectives. There can be no assurance that the underlying funds or the Fund will achieve their investment objectives. As with any managed fund, the underlying funds’ Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
The financial markets in general are subject to volatility and may at times, including currently, experience periods of extreme volatility and uncertainty, which may affect all investment securities, including equity securities, fixed income securities and derivative instruments. The markets for securities in which the Fund may invest may not function properly, which may affect the value of such securities and such securities may become illiquid. New or proposed laws may have an impact on the Fund’s investments and it is not possible to predict what effect, if any, such legislation may have on the Fund.
You may invest in the underlying funds directly. By investing in the Fund, you will incur a proportionate share of the expenses of the underlying funds in addition to any expenses of the Fund.
The Fund is a non-diversified fund as it invests primarily just in the underlying funds. Generally, a non-diversified fund invests a greater portion of its assets in a more limited number of issuers than a diversified fund; and, as a result, a non-diversified fund generally is subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of such non-diversified funds’ shares. However, because the Fund implements its asset allocation strategy by investing in the underlying funds and because the underlying funds are themselves diversified, it is expected that the Fund is subject to less non-diversification risk than other types of non-diversified funds not pursuing this kind of strategy.
The underlying funds invest primarily in common stocks and other equity securities, including preferred stocks and securities convertible into common and preferred stocks. The Equity and Income Fund also invests in investment grade quality debt securities.
Style-specific investing. A value style of investing (used by the Comstock Fund and the Equity and Income Fund) emphasizes undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value securities are less than returns on other styles of investing or the overall market.

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A growth style of investing (used by the International Growth Fund) emphasizes companies with growth characteristics. The market values of growth securities may be more volatile than those of other types of investments. The returns on growth securities may or may not move in tandem with the returns on other styles of investing or the overall stock markets.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights typically have a substantially shorter term than do warrants. Rights and warrants may be considered more speculative and less liquid than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. Rights and warrants may lack a secondary market.
The underlying funds may purchase convertible securities rated below investment grade (i.e. Ba or lower by Moody’s or BB or lower by S&P). Securities rated below investment grade are commonly known as junk bonds. Although the underlying funds select these securities primarily on the basis of their equity characteristics, investors should be aware that convertible securities rated in these categories are considered high risk securities; the rating agencies consider them speculative with respect to the issuer’s continuing ability to make timely payments of interest and principal. Thus, to the extent that such convertible securities are acquired by the underlying funds, there is a greater risk as to the timely repayment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher-rated convertible securities.
Debt securities. The Equity and Income Fund also invests in debt securities of various maturities. The Equity and Income Fund invests only in debt securities that are investment grade at the time of investment, and a subsequent reduction in rating does not require the underlying fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are in the lowest of the four investment grades and are considered by the rating agencies to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The market prices of debt securities generally fluctuate inversely with changes in interest rates so that the value of investments in such securities can be expected to decrease as interest rates rise and increase as interest rates fall and such changes may be greater among debt securities with longer maturities.
Small, medium and large-sized companies. The underlying funds may invest in companies of any size. The securities of smaller or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger-sized companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, to the extent the underlying funds invest in smaller or medium-sized companies, the underlying funds may be subject to greater investment risk than that assumed through investment in the equity securities of larger-sized companies.

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REITs. The underlying funds may invest in REITs. REITs pool investors’ funds for investment primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code ). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the underlying funds indirectly bear their proportionate share of any expenses paid by REITs in which they invest.
Risks of Investing in Securities of Foreign Issuers. The International Growth Fund will, and the other underlying funds may, invest in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the underlying funds’ assessment of the relative yield, appreciation potential and the relationship of a country’s currency to the U.S. dollar, which is based upon such factors as fundamental economic strength, credit quality and interest rate trends. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the underlying funds may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the underlying funds are not fully invested or attractive investment opportunities are foregone.
The underlying funds may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
The underlying funds may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Since the underlying funds may invest in securities denominated or quoted in currencies other than the U.S. dollar, the underlying funds may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of

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investments in the underlying funds and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the underlying funds’ assets denominated in that currency and the underlying funds’ return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the underlying funds will incur costs in connection with conversions between various currencies.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
The underlying funds may purchase and sell foreign currency on a spot (i.e., cash) basis in connection with the settlement of transactions in securities traded in such foreign currency. The underlying funds also may enter into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date ( forward contracts ). A foreign currency forward contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract.
The underlying funds may attempt to protect against adverse changes in the value of the U.S. dollar in relation to a foreign currency by entering into a forward contract for the purchase or sale of the amount of foreign currency invested or to be invested, or by buying or selling a foreign currency option or futures contract for such amount. Such strategies may be employed before the underlying funds purchase a foreign security traded in the currency which the underlying funds anticipate acquiring or between the date the foreign security is purchased or sold and the date on which payment therefor is made or received. Seeking to protect against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such transactions reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. Unanticipated changes in currency prices may result in poorer overall performance for the underlying funds than if they had not entered into such contracts.
Investors should consider carefully the risks of foreign investments before investing in the Fund.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s and the underlying funds’ use of such strategies may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The underlying funds’ use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the underlying funds’ initial investment in such contracts.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors

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For cash management purposes, the underlying funds and the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the underlying funds and the Fund and are subject to the risk of default by the other party. The underlying funds and the Fund will only enter into such agreements with parties deemed to be creditworthy by the underlying funds’ and the Adviser under guidelines approved by their Board.
The International Growth Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Each of the Equity and Income Fund and the Comstock Fund may invest up to 10% of its net assets on illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the underlying fund would like. Thus, the underlying funds may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
Further information about these types of investments and other investment practices that may be used by the underlying funds is contained in the Fund’s SAI.
The underlying funds may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the underlying funds’ Adviser believes the potential of the security has lessened, or for other reasons. The underlying funds’ portfolio turnover rates may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the underlying funds’ Adviser considers portfolio changes appropriate.
Temporary Defensive Strategy. When market conditions dictate a more defensive investment strategy, the Fund or an underlying fund may, on a temporary basis, hold cash or invest a portion or all of its assets in temporary investments. Under normal market conditions, the potential for capital appreciation and income on these securities will tend to be lower than the potential for capital appreciation and income on other securities that may be owned by the underlying funds. In taking such a defensive position, the Fund or an underlying fund would temporarily not be pursuing its principal investment strategies and may not achieve their investment objectives.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at www.[invescoaim.com].

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s and the underlying funds’ investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

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The following unaffiliated adviser (the unaffiliated Sub-Adviser) serve as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. The Adviser and the Fund have entered into an investment advisory agreement. The Fund does not directly pay the Adviser a fee pursuant to such agreement, in recognition of the fact that under an investment advisory agreement between the Adviser and each of the underlying funds, each underlying fund pays the Adviser a fee based on the assets of such underlying fund. The Fund indirectly bears the investment advisory fee (and other expenses) of the underlying funds.
The underlying funds pay the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of such underlying fund as follows:

Average Daily Net Assets
of Comstock Fund	% Per Annum
First $1 billion	0.50%
Next $1 billion	0.45%
Next $1 billion	0.40%
Over $3 billion	0.35%

Average Daily Net Assets
of Equity and Income Fund	% Per Annum
First $150 million	0.50%
Next $100 million	0.45%
Next $100 million	0.40%
Over $350 million	0.35%

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Average Daily Net Assets
of International Growth Fund	% Per Annum
First $1 billion	0.75%
Over $1 billion	0.70%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Scott Wolle, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1999.
Scott Hixon, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1994.
Mark Ahnrud, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 2000.
Chris Devine, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1998.
Christian Ulrich, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 2000.
More information on the portfolio managers may be found at www.[invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

16

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before                     , 2010 will be subject to payment of CDSC Category III CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information — Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

17

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

18

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

A-15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

A-16

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

A-17

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

A-18

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

A-19

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-20

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: www.[invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Leaders Fund SEC 1940 Act file number: 811-

[invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion —                     , 2009
Prospectus                     , 2010
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen Real Estate Securities Fund
Van Kampen Real Estate Securities Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective.
This prospectus contains important information about the Class A, B, C and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objectives, Strategies, Risks and Portfolio Holdings	7
Fund Management	11
The Advisers	11
Adviser Compensation	12
Portfolio Managers	12
Other Information	14
Sales Charges	14
Dividends and Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares
Only)	A-4
Contingent Deferred Sales Charges
(CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objectives
The Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A-   ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [     ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years

Class A	$	$

Class B
Class C
Class Y
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years

Class A	$	$

Class B
Class C
Class Y
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs) and other securities of real estate operating companies. A company operating in the real estate industry is one that derives at least 50% of its assets, gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Besides equity securities of REITs, the Fund may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Fund may invest up to 20% of the Fund’s net assets in securities of companies outside the real estate industry. The Fund may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Fund may purchase and sell certain derivative instruments, such as options, futures

3

contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The prices of equity securities of companies in the real estate industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. Investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The prices of fixed income or debt securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.
Risks of investing in real estate. The risks of investing in real estate can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Investments in REITs may involve duplication of management fees and certain other expenses.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
Non-diversification risks. The Fund is classified as a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.
Risks of using derivative instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

4

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Manager	Title	Service Date
Joe Rodriguez, Jr.	Portfolio Manager	Since Inception
Mark Blackburn	Portfolio Manager	Since Inception
Paul Curbo	Portfolio Manager	Since Inception
James Trowbridge	Portfolio Manager	Since Inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at [www.invescoaim.com,] by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

5

Minimum Investments
The minimum investments for Class A, B, C and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

6

Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies operating in the real estate industry, including equity securities of REITs and other securities of real estate operating companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. A company operating in the real estate industry is one that derives at least 50% of its assets (marked-to-market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies include, among others: equity real estate investment trusts (equity REITs), which pool investors’ funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts (mortgage REITs), which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings such as paper and lumber producers and hotel and entertainment companies. Because of the Fund’s policy of concentrating its investments in real estate securities, the Fund may be more susceptible to economic, political or regulatory occurrences affecting the real estate industry than a fund without such a policy.
The Adviser emphasizes a bottom-up stock selection with a top-down asset allocation overlay. Besides equity securities of REITs, the Fund also invests in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of real estate industry companies. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or a combination of both. Equity REITs, which invest the majority of their assets directly in real property, derive their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. REITs are not taxed on income distributed to shareholders provided such REITs comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code).
Under normal market conditions, the Fund may invest up to 20% of its net assets in securities of issuers outside the real estate industry.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to

7

common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.
Debt securities. Debt securities of a corporation or other entity generally entitle the holder to receive interest, at a fixed, variable or floating interest rate, during the term of the security and repayment of principal at maturity or redemption. The Fund invests in investment-grade debt securities (securities rated at the time of purchase BBB or higher by Standard & Poor’s (S&P) or rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or unrated securities considered by the Adviser to be of comparable quality). Credit quality at the time of purchase determines which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are considered to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The ratings assigned by the ratings agencies represent the agencies’ respective opinions of the quality of the debt securities the agencies undertake to rate, but not the market value risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality.
Risk Factors of Investing in Real Estate Securities. The values and return on securities of companies in the real estate industry may or may not fluctuate in tandem with the overall securities markets. Although the Fund does not invest directly in real estate, an investment in the Fund generally will be subject to the risks associated with investments in real estate because of its policy of concentrating in the securities of companies operating in the real estate industry. These risks include, among others: declines in the value of real estate; defaults by borrowers or tenants; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes, capital expenditures or operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; changes in interest rates; and political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service the real estate industry also will be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund may own, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company.
Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by changes in interest rates and the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940, as amended (1940 Act). REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Mortgage REITs, like debt securities, tend to decline in value as interest rates rise. Mortgage REITs are often more susceptible than traditional debt securities to further price declines in periods of rising interest rates because of extension risk (i.e., rising interest rates could cause property owners to prepay their mortgages more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of the security). In addition, mortgage REITs tend to benefit less than traditional debt securities when interest rates decline because underlying mortgages often get prepaid faster than expected in periods of declining interest rates. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
Risk of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency

8

blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

9

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Adviser believes the potential for long-term growth and income has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for long-term growth and income on these securities will tend to be lower than the potential for long-term growth and income on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objectives.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com.]

10

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-today management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

11

The following unaffiliated adviser (the unaffiliated Sub-Advisers) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Joe Rodriguez, Jr., Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1990. Mr. Rodriguez is the lead portfolio manager.
Mark Blackburn, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1998.
Paul Curbo, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1998.
James Trowbridge, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010, and has been associated with the Adviser or its affiliates since 1989.
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of

12

daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at [www.invescoaim.com.] The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 5.50% initial sales charge as listed under the heading “Category I Initial Sales Charges” in the “Shareholder Account Information - Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before                     , 2010 will be subject to payment of CDSC Category VII CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information - Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

A-1

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

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programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

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Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

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•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

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Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

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prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

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money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

A-9

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

A-11

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

A-13

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

A-16

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

A-17

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

A-18

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

A-19

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-20

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Real Estate Securities Fund SEC 1940 Act file number: 811-

[invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion — _____, 2009
Prospectus                     , 2010
Class: A ([ticker symbol]), B ([ticker symbol]), C ([ticker symbol]), Y ([ticker symbol])
Van Kampen U.S. Mortgage Fund
Van Kampen U.S. Mortgage Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
This prospectus contains important information about the Class A, B, C, and Y shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objective, Strategies, Risks and Portfolio Holdings	7
Fund Management	12
The Advisers	12
Adviser Compensation	13
Portfolio Managers	13
Other Information	15
Sales Charges	15
Dividends and Distributions	15
Financial Highlights	16
Shareholder Account Information	A-1
Choosing a Share Class	A-1
Share Class Eligibility	A-2
Distribution and Service (12b-1) Fees	A-3
Initial Sales Charges (Class A Shares Only)	A-4
Contingent Deferred Sales Charges (CDSCs)	A-6
Redemption Fees	A-7
Purchasing Shares	A-9
Redeeming Shares	A-11
Exchanging Shares	A-12
Rights Reserved by the Funds	A-13
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-14
Pricing of Shares	A-15
Taxes	A-17
Payments to Financial Intermediaries	A-19
Important Notice Regarding Delivery of Security Holder Documents	A-20
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objective
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table. On Class A shares, a contingent deferred sales charge may apply in some cases. For additional information, see “Shareholder Account Information—Contingent Deferred Sales Charges (CDSCs)” in the prospectus.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the AIM Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page [A- ] of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page [ ] of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	[ ]	[ ]	[ ]	[ ]

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	[ ]	[ ]	[ ]	[ ]

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]	[ ]	[ ]	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	Y
Management Fees

Distribution and/or Service (12b-1) Fees	[ ]	[ ]	[ ]	[ ]

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to ___%, Class B shares to ___%, Class C shares to ___% and Class Y shares to ___% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in different classes of the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements); and (5) incur applicable initial sales charges.
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$	$

Class B		$

Class C		$

Class Y		$

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years
Class A	$	$

Class B		$

Class C		$

Class Y		$

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund invests a substantial portion of its assets in mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government, some of which are backed by the full faith and credit of the United States and others of which are backed only by the right of the issuer to borrow from the U.S. Treasury or the credit of the issuer. The Adviser purchases and sells securities for the Fund’s portfolio with a view towards seeking a high level of current income consistent with liquidity and safety of principal based on the analysis and expectations of the Adviser regarding prevailing interest rates and yield spreads between types of securities. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. The Fund may borrow money for investment purposes. The Fund may purchase and sell certain derivative instruments, such as

3

options, futures contracts, options on futures contracts and interest rate swaps or other interest rate-related transactions, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities or longer durations. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall debt securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. Mortgage-backed securities may be more susceptible to further price declines than traditional debt securities in periods of rising interest rates because of extension risk (described below). In addition, mortgage-backed securities may benefit less than traditional debt securities during periods of declining interest rates because of prepayment risk (described below). When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Income risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Prepayment risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Extension risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-backed securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Risks of using derivative instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Borrowing risks. The Fund may borrow money for investment purposes, which is known as leverage. The Fund may use leverage to seek to enhance income to shareholders, but the use of leverage creates the likelihood of greater volatility in the net asset value of the Fund’s shares. To the extent that income from investments made with such borrowed money exceeds the interest payable and other expenses of the leverage, the Fund’s net income will be less than if the Fund did not use. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification for federal income tax purposes as a regulated investment company.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

4

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Clint Dudley	Portfolio Manager	Since Inception
Jason Marshall	Portfolio Manager	Since Inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, through our Web site at [www.invescoaim.com,] by mail to Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246. Shares may be purchased by electronic bank transfer, by check, or by wire. You may receive redemption proceeds by electronic bank transfer or by check. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

5

Minimum Investments
The minimum investments for Class A, B, C, and Y shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50
Invesco Aim Distributors, Inc. has the discretion to accept orders for lesser amounts.
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

6

Investment Objective, Strategies, Risks and Portfolio Holdings
Objective
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities at the time of investment.
In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.
The Adviser purchases and sells securities for the Fund’s portfolio based on the analysis and expectations of the Adviser regarding prevailing interest rates and yield spreads between types of securities. Particular attention is given to the relative value of each security considered, its potential yield advantage and its interest rate sensitivity in light of current and expected economic conditions. In selecting securities for investment, the Adviser generally seeks to enhance the yield of the Fund by blending mortgage-backed securities with U.S. Treasury obligations. While securities purchased for the Fund’s portfolio may be issued or guaranteed by the U.S. government, its agencies or instrumentalities, the shares issued by the Fund to investors are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. U.S. government securities are considered among the most creditworthy of fixed income investments; however, the yields on U.S. government securities generally are lower than yields available from corporate debt securities. The value of U.S. government securities (as with most fixed income securities) generally varies inversely with changes in prevailing interest rates. The magnitude of these fluctuations generally is greater for securities with longer maturities. The fluctuating value of U.S. government securities affects the Fund’s net asset value but generally will not affect investment income from those securities. The values of mortgage-backed securities tend to vary inversely with changes in prevailing interest rates, but also are more susceptible to prepayment risk and extension risk than other U.S. government securities.
As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
U.S. Government Securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (REMICs), collateralized mortgage obligations (CMOs) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) when-issued commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities. The Fund invests in U.S. government securities of varying maturities and interest rates, including investments in obligations issued or guaranteed in zero coupon securities.
Mortgage-Backed Securities. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (mortgage-backed securities). The Fund invests in mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S.

7

government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. On September 7, 2008, FNMA and FHLMC were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.
The yield and payment characteristics of mortgage-backed securities differ from traditional debt securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional debt securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional debt securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional debt securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Fund receives income at the higher rate. Therefore, the Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in the Fund’s income in turn adversely affects the Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional debt securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
The Fund may invest in REMICs and CMOs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Such securities are subject to market risk, prepayment risk and extension risk like other mortgage-related securities. If the collateral securing a CMO or any third party guarantees are insufficient to make payments, the Fund could sustain a loss. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).
Zero Coupon and Stripped Securities. The Fund may invest in zero coupon securities and stripped securities.
Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of debt or stripped debt obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.
Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).

8

Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.
Stripped mortgage-backed securities (stripped mortgage securities) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities and, to the extent the Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of the Fund. Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps, inverse floating rate debt instruments and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign

9

currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
The Fund may purchase and sell securities on a when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.
For cash management and investment purposes, the Fund may engage in repurchase agreements collateralized by U.S. government securities with broker-dealers, banks and other financial institutions. Such transactions are considered loans by the Fund are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.
The Fund is authorized to borrow money from banks and engage in reverse repurchase agreements and dollar rolls in an aggregate amount up to 331/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings and reverse repurchase agreements. The use of such transactions to purchase additional securities is known as leverage. Leverage transactions create an opportunity for increased net income but, at the same time, may increase the volatility of the Fund’s net asset value as a result of fluctuations in market interest rates and increase the risk of the Fund’s portfolio. The principal amount of these transactions is fixed when the transaction is opened, but the Fund’s assets may change in value during the time these transactions are outstanding. As a result, interest expenses and other costs from these transactions may exceed the interest income and other revenues earned from portfolio assets, and the net income of the Fund may be less than if these transactions were not used. Reverse repurchase agreements are transactions in which the Fund sells certain securities concurrently with an agreement to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on such securities. Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.
The Fund may invest up to 15% of its net assets in illiquid securities and repurchase agreements that have a maturity of longer than seven days. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may invest in inverse floating rate obligations. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The extent of the increases and decreases in the value of such obligations generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

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The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate. The Fund’s portfolio turnover rate is reported in the section entitled “Financial Highlights.”
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com.]

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Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-today management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

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The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

13

Clint Dudley, Portfolio Manager, has been responsible for the Fund since its inception on ___, 2010 and has been associated with the Adviser since 1998.
Jason Marshall, Portfolio Manager, has been responsible for the Fund since its inception on _____, 2010 and has been associated with the Adviser since 2007. Prior to 2007, Mr. Marshall worked for PNC Financial Services Group, Inc. where he was the vice president of portfolio management.
More information on the portfolio managers may be found at [www.invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

14

Other Information
Sales Charges
Purchases of Class A shares of the Fund are subject to the maximum 4.75% initial sales charge as listed under the heading “Category II Initial Sales Charges” in the “Shareholder Account Information — Initial Sales Charges (Class A Shares Only)” section of the prospectus. Class B shares purchased before                     , 2010 will be subject to payment of CDSC Category 4 CDSCs and Class B shares purchased thereafter will be subject to payment of CDSC Category I CDSCs during the applicable CDSC periods listed under the heading “CDSCs on Class B Shares” in the “Shareholder Account Information — Contingent Deferred Sales Charges” section of the prospectus.
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

15

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

16

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds that are offered to retail investors. The following information is about all of the AIM Funds, Invesco Funds, and Van Kampen Funds (the Funds) that offer retail share classes.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or charge a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same Web site or upon request free of charge. The Web site is not part of this prospectus.
CHOOSING A SHARE CLASS
Each Fund may offer multiple classes of shares and not all Funds offer all share classes discussed herein. Each class represents an interest in the same portfolio of investments. Certain classes have higher expenses than other classes which may lower the return on your investment when compared to a less expensive class. In deciding which class of shares to purchase, you should consider the following attributes of the various share classes, among other things: (i) the eligibility requirements that apply to purchases of a particular class, (ii) the initial sales charges and contingent deferred sales charges (CDSCs), if any, applicable to the class, (iii) the 12b-1 fee, if any, paid by the class, and (iv) any services you may receive from a financial intermediary. Please contact your financial adviser to assist you in making your decision. Please refer to the prospectus fee table for more information on the fees and expenses of a particular Fund’s share classes.

Share Classes
Class A	Class B	Class C	Class R	Class Y	Investor Class

• Initial sales charge which may be waived or reduced	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge	• No initial sales charge

• Contingent deferred sales charge on certain redemptions	• Contingent deferred sales charge on redemptions within six or fewer years	• Contingent deferred sales charge on redemptions within one year[3]	• Contingent deferred sales charge on certain redemptions	• No contingent deferred sales charge	• No contingent deferred sales charge

• 12b-1 fee of up to 0.25%[1]	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 1.00%	• 12b-1 fee of up to 0.50%	• No 12b-1 fee	• 12b-1 fee of up to 0.25%[1]

•   Generally converts to Class A shares on or about the end of the month which is at least eight years after the date on which shares were purchased along with a pro rata portion of reinvested dividends and distributions[2,3]
		• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares	• Does not convert to Class A shares

• Generally more appropriate for long-term investors	• Available only to investors with a total account balance less than $100,000. The total account value for this purpose includes all accounts eligible for Rights of Accumulation	• Generally more appropriate for short-term investors • Purchase orders limited to amounts less than $1,000,000	• Generally, available only to employee benefit plans
•   Generally, available only to investors who purchase through fee-based advisory accounts with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries
• Generally closed to new investors

[1]	Class A shares of AIM Tax-Free Intermediate Fund and Investor Class shares of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio,

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS

Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio do not have a 12b-1 fee.

[2]	Class B shares of AIM Money Market Fund convert to AIM Cash Reserve Shares.

[3]	Certain Funds may convert to Class A shares based on different time schedules. Additional details regarding Class B share conversion to Class A shares can be found in the Statement of Additional Information for each Fund.

[4]	CDSC does not apply to redemption of Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you received Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund through an exchange from Class C shares from another Fund that is still subject to a CDSC.
In addition to the share classes shown in the chart above, AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund offer Class A2 shares, AIM Money Market Fund offers AIM Cash Reserve Shares, AIM Summit Fund offers Class P shares and AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund offer Class S shares.
SHARE CLASS ELIGIBILITY
Class A, B, C and AIM Cash Reserve Shares
Class A, B, C and AIM Cash Reserve Shares are available to all retail investors, including individuals, trusts, corporations and other business and charitable organizations and eligible employee benefit plans. The share classes offer different fee structures which are intended to compensate financial intermediaries for services provided in connection with the sale of shares and continued maintenance of the customer relationship. You should consider the services provided by your financial adviser and any other financial intermediaries who will be involved in the servicing of your account when choosing a share class.
     Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code (the Code). These plans include 401(k) plans (including AIM Solo 401(k) plans), money purchase pension plans and profit sharing plans. However, plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.
Class A2 Shares
Class A2 shares, which are offered only on AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, are closed to new investors.
Class P Shares
In addition to the other share classes discussed herein, the AIM Summit Fund offers Class P shares, which were historically sold only through the AIM Summit Investors Plans I and II (each a Plan and, collectively, the Summit Plans). Class P shares are sold with no initial sales charge and have a 12b-1 fee of 0.10%. However, Class P shares are not sold to members of the general public. Only shareholders who had accounts in the Summit Plans at the close of business on December 8, 2006 may purchase Class P shares and only until the total of their combined investments in the Summit Plans and in Class P shares directly equals the face amount of their former Plan under the 30-year extended investment option. The face amount of a Plan is the combined total of all scheduled monthly investments under the Plan. For a Plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option.
Class R Shares
Class R shares are generally available only to eligible employee benefit plans. These may include, for example, retirement and deferred compensation plans maintained pursuant to Sections 401, 403, and 457 of the Code; nonqualified deferred compensation plans; health savings accounts maintained pursuant to Section 223 of the Code; and voluntary employees’ beneficiary arrangements maintained pursuant to Section 501(c)(9) of the Code. Retirement plans maintained pursuant to Section 401 generally include 401(k) plans, profit sharing plans, money purchase pension plans, and defined benefit plans. Class R shares are generally not available for individual retirement accounts (IRAs) such as traditional, Roth, SEP, SAR-SEP and SIMPLE IRAs.
Class S Shares
Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 20-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Class Y Shares
Class Y shares are generally available to investors who purchase through a fee-based advisory account with an approved financial intermediary or to any current, former or retired trustee, director, officer or employee (or immediate family members of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. In fee-based advisory

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
programs, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.
          Subject to any conditions or limitations imposed on the servicing of Class Y shares by your financial adviser, if you received Class Y shares as a result of a merger or reorganization of a predecessor fund into any of the Funds, you will be permitted to make additional Class Y share purchases.
Investor Class Shares
Some of the Funds offer Investor Class shares. Investor Class shares are sold with no initial sales charge and have a maximum 12b-1 fee of 0.25%. Investor Class shares are not sold to members of the general public. Only the following persons may purchase Investor Class shares:
•	Investors who established accounts prior to April 1, 2002, in Investor Class shares who have continuously maintained an account in Investor Class shares (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons). These investors are referred to as “Investor Class grandfathered investors.”

•	Customers of certain financial intermediaries which have had relationships with the Funds’ distributor or any Funds that offered Investor Class shares prior to April 1, 2002, who have continuously maintained such relationships. These intermediaries are referred to as “Investor Class grandfathered intermediaries.”

•	Eligible employee benefit plan, other than Investor Class shares, are generally not available for IRAs, unless the IRA depositor is considered a Investor Class grandfathered investor or the account is opened through a Investor Class grandfathered intermediary.

•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any AIM Fund or of Invesco Ltd. or any of its subsidiaries.
DISTRIBUTION AND SERVICE (12b-1) FEES
Except as noted below, each Fund has adopted a distribution plan or distribution plan and service plan pursuant to SEC Rule 12b-1. A 12b-1 plan allows a Fund to pay distribution and service fees to Invesco Aim Distributors, Inc. (Invesco Aim Distributors) to compensate or reimburse, as applicable, Invesco Aim Distributors for its efforts in connection with the sale and distribution of the Funds’ shares and for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds pay these fees out of their assets on an ongoing basis, over time these fees will increase the cost of your investment and may cause you to pay more than the maximum permitted initial sales charges described in this prospectus.
     The following Funds and share classes do not have 12b-1 plans:

•	AIM Tax-Free Intermediate Fund, Class A shares.

•	AIM Money Market Fund, Investor Class shares.

•	AIM Tax-Exempt Cash Fund, Investor Class shares.

•	Premier Portfolio, Investor Class shares.

•	Premier U.S. Government Money Portfolio, Investor Class shares.

•	Premier Tax-Exempt Portfolio, Investor Class shares.

•	All Funds, Class Y shares
Under the applicable distribution plan or distribution plan and service plan, the Funds may pay distribution and service fees up to the following amounts with respect to each Fund’s average daily net assets with respect to such class:
•	Class A shares: 0.25%

•	Class B shares: 1.00%

•	Class C shares: 1.00%

•	Class R shares: 0.50%

•	Investor Class shares: 0.25%
Please refer to the prospectus fee table for more information on a particular Fund’s 12b-1 fees.
Under its distribution plan and service plan, Van Kampen Comstock Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 19, 1992. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen Corporate Bond Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before September 30, 1989.
Under its distribution plan and service plan, Van Kampen Enterprise Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 30, 1989.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Under its distribution plan and service plan, Van Kampen Equity and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 3, 1990.
Under its distribution plan and service plan, Van Kampen Growth and Income Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, Van Kampen Harbor Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.15% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. In addition, for the Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, Van Kampen U.S. Mortgage Fund may spend up to a total of 0.25% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before July 1, 1987.
Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.15% per year of the Fund’s average daily net assets with respect to Class A Shares of the Fund. The rates in this paragraph are 0.25% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989. Under its distribution plan and service plan, Van Kampen Limited Duration Fund may spend up to a total of 0.65% per year of the Fund’s average daily net assets with respect to Class B Shares of the Fund. The rates in this paragraph are 1.00% per year of the Fund’s average daily net assets attributable to Class A Shares with respect to accounts existing before October 1, 1989.
Under its distribution plan and service plan, for Van Kampen High Yield Municipal Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
Under its distribution plan and service plan, for Van Kampen Real Estate Securities Fund’s Class C shares, the aggregate distribution fees and service fees are 0.90% per year of the average daily net assets attributable to Class C Shares of the Fund with respect to accounts existing before April 1, 1995.
INITIAL SALES CHARGES (CLASS A SHARES ONLY)
The Funds are grouped into four categories for determining initial sales charges. The “Other Information” section of each Fund’s prospectus will tell you the sales charge category in which the Fund is classified. As used below, the term “offering price” with respect to all categories of Class A shares includes the initial sales charge.
Category I Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	5.50%	5.82%
$50,000 but less than $100,000	4.50	4.71
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.75	2.83
$500,000 but less than $1,000,000	2.00	2.04
Category II Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.25	4.44
$100,000 but less than $250,000	3.50	3.63
$250,000 but less than $500,000	2.50	2.56
$500,000 but less than $1,000,000	2.00	2.04
Category III Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	1.00%	1.01%
$100,000 but less than $250,000	0.75	0.76
$250,000 but less than $1,000,000	0.50	0.50
Category IV Initial Sales Charges

	Investor’s Sales Charge
Amount invested	As a % of	As a % of
in a single transaction	Offering Price	Investment

Less than $100,000	2.50%	2.56%
$100,000 but less than $250,000	2.00	2.04
$250,000 but less than $500,000	1.50	1.52
$500,000 but less than $1,000,000	1.25	1.27
Class A Shares Sold Without an Initial Sales Charge Certain categories of investors are permitted to purchase and certain intermediaries are permitted to sell Class A shares of the Funds without an initial sales charge because their transactions involve little or no expense. The investors who may purchase Class A shares without paying an initial sales charge include the following:

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
•	Investors who purchase shares through a fee-based advisory account with an approved financial intermediary or any current or retired trustee, director, officer or employee of any AIM, Invesco or Van Kampen Fund, or of Invesco Ltd. or any of its subsidiaries. In a fee based advisory program, a financial intermediary typically charges each investor a fee based on the value of the investor’s account in exchange for servicing that account.

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another eligible retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a Fund held through the plan or account.

•	Certain retirement plans (the “Plan” or “Plans”); provided, however, that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple-plan transactions through a single omnibus account per Fund.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and immediate family members of such persons).

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code.

•	Insurance company separate accounts.

No investor will pay an initial sales charge in the following circumstances:

•	When buying Class A shares of AIM Tax-Exempt Cash Fund.

•	When reinvesting dividends and distributions.

•	When exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund.

•	As a result of a Fund’s merger, consolidation, or acquisition of the assets of another Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
Reduced Sales Charges and Sales Charge Exceptions
You may qualify for reduced sales charges or sales charge exceptions. Qualifying types of accounts for you and your “Immediate Family” as described in a Fund’s Statement of Additional Information include individual, joint, certain trusts, 529 college savings plan and Coverdell Education Savings, certain retirement plans established for the benefit of an individual, and Uniform Gifts/Transfers to Minor Acts accounts. To qualify for these reductions or exceptions, you or your financial adviser must notify the transfer agent and provide the necessary documentation at the time of purchase that your purchase qualifies for such treatment. Certain individuals and employer-sponsored retirement plans may link accounts for the purpose of qualifying for lower initial sales charges.
     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges pursuant to Rights of Accumulation or Letters of Intent.
Rights of Accumulation
You may combine your new purchases of Class A shares of a Fund with other Fund shares currently owned (Class A, B, C, P, R, S or Y) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the value of other shares owned based on their current public offering price. The transfer agent may automatically link certain accounts registered in the same name with the same taxpayer identification number for the purpose of qualifying you for lower initial sales charge rates.
Letters of Intent
Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of one or more Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full amount committed to in the LOI is not invested by the end of the 13-month period, your account will be assessed the higher initial sales charge that would normally be applicable to the amount actually invested.
Reinstatement Following Redemption
If you redeem shares of a Fund, you may reinvest all or a portion of the proceeds from the redemption in the same share class of any Fund in the same Category within 180 days of the redemption without paying an initial sales charge. Class B, P, S and Y redemptions may be reinvested only into Class A shares with no initial sales charge.
     This reinstatement privilege does not apply to a purchase made through a regularly scheduled automatic investment plan, such as a purchase by a regularly scheduled payroll deduction or transfer from a bank account.
     In order to take advantage of this reinstatement privilege, you must inform your financial adviser or the transfer agent that you wish to do so at the time of your investment.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
CONTINGENT DEFERRED SALES CHARGES (CDSCs)
CDSCs on Class A Shares and AIM Cash Reserve Shares of AIM Money Market Fund
You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I, II and IV Funds without paying an initial sales charge. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a CDSC of 1%.
     If you currently own Class A shares of a Category I, II or IV Fund, and make additional purchases without paying an initial sales charge that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to an 18-month, 1% CDSC.
     If Invesco Aim Distributors pays a concession to the dealer of record in connection with a Large Purchase of Class A shares by an employee benefit plan, the Class A shares may be subject to a 1% CDSC if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
     If you acquire AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund through an exchange involving Class A shares that were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC.
CDSCs on Class B Shares
Class B shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the CDSC period, you will be assessed a CDSC as follows, unless you qualify for one of the CDSC exceptions outlined below. The Funds are grouped into seven categories for determining CDSCs. The “Other Information” section of each Fund’s prospectus will tell you the CDSC category in which the Fund is classified.
CDSC Category I

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category II

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.00
Fifth	2.00
Sixth	1.00
Seventh and following	None
CDSC Category III

Year since purchase made	Class B CDSC

First	5.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSC Category IV

Year since purchase made	Class B CDSC

First	4.00%
Second	3.75
Third	3.50
Fourth	2.50
Fifth	1.50
Sixth	1.00
Seventh and following	None
CDSC Category V

Year since purchase made	Class B CDSC

First	2.00%
Second	1.50
Third	1.00
Fourth	0.50
Fifth and following	None
CDSC Category VI

	Class B CDSC	Class B CDSC
	purchased	purchased on
	before June	or after
Year since purchase made	1, 2005	June 1, 2005

First	4.00%	3.00%
Second	4.00	2.50
Third	3.00	2.00
Fourth	2.50	1.00
Fifth	1.50	None
Sixth and following	None	None

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Contingent Deferred Sales Charges CDSC Category VII

Class B
CDSC
purchased before
Year since purchase made	June 1, 2005

First	4.00%
Second	4.00
Third	3.00
Fourth	2.50
Fifth	1.50
Sixth and following	None
CDSCs on Class C Shares
Class C shares are sold without an initial sales charge. However, they are subject to a CDSC. If you redeem your shares during the first year since purchase has been made you will be assessed a 1% CDSC, unless you qualify for one of the CDSC exceptions outlined below.
CDSCs on Class C Shares — Employee Benefit Plan
Invesco Aim Distributors pays a concession to the dealer of record in connection with a purchase of Class C shares by an employee benefit plan; the Class C shares are subject to a 1.00% CDSC at the time of redemption if all of the plan’s shares are redeemed within one year from the date of the plan’s initial purchase.
CDSCs on Class C Shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund
Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund are not normally subject to a CDSC. However, if you acquired shares of those Funds through an exchange, and the shares originally purchased were subject to a CDSC, the shares acquired as a result of the exchange will continue to be subject to that same CDSC. Conversely, if you acquire Class C shares of any other Fund as a result of an exchange involving Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund that were not subject to a CDSC, then the shares acquired as a result of the exchange will not be subject to a CDSC.
Computing a CDSC
The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current net asset value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, shares are accounted for on a first-in, first-out basis, which means that you will redeem shares on which there is no CDSC first, and then shares in the order of their purchase.
CDSC Exceptions
Investors who own shares that are otherwise subject to a CDSC will not pay a CDSC in the following circumstances:
•	If you participate in the Systematic Redemption Plan and withdraw up to 12% of the value of your shares that are subject to a CDSC in any twelve-month period.

•	If you redeem shares to pay account fees.

•	If you are the executor, administrator or beneficiary of an estate or are otherwise entitled to assets remaining in an account following the death or post-purchase disability of a shareholder or beneficial owner and you choose to redeem those shares.

There are other circumstances under which you may be able to redeem shares without paying CDSCs.

Shares acquired through the reinvestment of dividends and distributions are not subject to CDSCs.

The following share classes are sold with no CDSC:

•	Class A shares of any Category III Fund.

•	Class A shares of AIM Tax-Exempt Cash Fund.

•	AIM Cash Reserve Shares of AIM Money Market Fund.

•	Investor Class shares of any Fund.

•	Class P shares of AIM Summit Fund.

•	Class S shares of AIM Charter Fund, AIM Conservative Allocation Fund, AIM Growth Allocation Fund, AIM Moderate Allocation Fund and AIM Summit Fund.

•	Class Y shares of any Fund.
CDSCs Upon Converting to Class Y Shares
If shares that are subject to a CDSC are converted to Class Y shares, the applicable CDSC will be assessed prior to conversion.
REDEMPTION FEES
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
prospectus, the following Funds impose redemption fees:
AIM Asia Pacific Growth Fund
AIM China Fund
AIM Developing Markets Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
Invesco International Growth Equity Fund
Invesco U.S. Small Cap Value Fund
Invesco Pacific Growth Fund
Invesco High Yield Securities Fund
Invesco Special Value Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Strategic Municipal Income Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis, which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the Funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired through systematic purchase plans.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan to the trustee or custodian of another employee benefit plan.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, funds of funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle.
     If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions. Your shares also may be subject to a CDSC in addition to the redemption fee.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
Minimum Investments
There are no minimum investments for Class P, R or S shares for Fund accounts. The minimum investments for Class A, B, C, Y and Investor Class shares for Fund accounts are as follows:

		Additional
	Initial Investment	Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None
Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None
IRAs, Roth IRAs and Coverdell ESAs accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25
All other accounts if the investor is purchasing shares through a systematic purchase plan	50	50
IRAs, Roth IRAs and Coverdell ESAs	250	25
All other accounts	1,000	50
Invesco Aim Distributors has the discretion to accept orders for lesser amounts.
How to Purchase Shares

	Opening An Account	Adding To An Account

Through a Financial Adviser	Contact your financial adviser.	Contact your financial adviser.

By Mail	Mail completed account application and check to the transfer agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, TX 77210-4739. Invesco Aim Investment Services, Inc., does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.	Mail your check and the remittance slip from your confirmation statement to the transfer agent. Invesco Aim Investment Services, Inc. does NOT accept the following types of payments: Credit Card Checks, Third Party Checks, and Cash*.

By Wire	Mail completed account application to the transfer agent. Call the transfer agent at (800) 959-4246 to receive a reference number. Then, use the wire instructions provided below.	Call the transfer agent to receive a reference number. Then, use the wire instructions provided below.

Wire Instructions	Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366807 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone	Open your account using one of the methods described above.	Select the Bank Account Information option on your completed account application or complete a Systematic Options and Bank Information Form. Mail the application or form to the transfer agent. Once the transfer agent has received the form, call the transfer agent at the number below to place your purchase order.

Automated Investor Line	Open your account using one of the methods described above.	Call the Invesco Aim Investment Services, Inc. 24-hour Automated Investor Line at 1-800-246-5463. You may place your order after you have provided the bank instructions that will be requested.

By Internet	Open your account using one of the methods described above.	Access your account at [www.invescoaim.com.] The proper bank instructions must have been provided on your account. You may not purchase shares in retirement accounts on the Internet.

*	In addition, Invesco Aim Investment Services, Inc. does not accept cash equivalents for employer sponsored plan accounts. Cash equivalents include cashier’s checks, official checks, bank drafts, traveler’s checks, treasurer’s checks, postal money orders or money orders. We also reserve the right to reject at our sole discretion payment by Temporary / Starter Checks.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Systematic Purchase Plan
You can arrange for periodic investments in any of the Funds by authorizing the transfer agent to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 per Fund for IRAs, Roth IRAs and Coverdell ESAs, and at least $50 per Fund for all other types of accounts. You may stop the Systematic Purchase Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal. Certain financial advisers and other financial intermediaries may also offer systematic purchase plans.
Dollar Cost Averaging
Dollar Cost Averaging allows you to make automatic periodic exchanges, if permitted, from one Fund to another Fund or multiple other Funds. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the day of the month you specify, in the amount you specify. Dollar Cost Averaging cannot be set up for the 29th through the 31st of the month. The minimum amount you can exchange to another Fund is $50. Certain financial advisers and other financial intermediaries may also offer dollar cost averaging programs. If you participate in one of these programs and it is the same or similar to Invesco Aim’s Dollar Cost Averaging program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.
Automatic Dividend and Distribution Investment
Your dividends and distributions may be paid in cash or reinvested in the same Fund or another Fund without paying an initial sales charge. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund. If you elect to receive your distributions by check, and the distribution amount is $10 or less, then the amount will be automatically reinvested in the same Fund and no check will be issued. If you have elected to receive distributions by check, and the postal service is unable to deliver checks to your address of record, then your distribution election may be converted to having all subsequent distributions reinvested in the same Fund and no checks will be issued. With respect to certain account types, if your check remains uncashed for six months, the Fund generally reserves the right to reinvest your distribution check in your account at NAV and to reinvest all subsequent distributions in shares of the Fund. You should contact the transfer agent to change your distribution option, and your request to do so must be received by the transfer agent before the record date for a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution checks.
     You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another Fund:
•	Your account balance in the Fund paying the dividend or distribution must be at least $5,000; and

•	Your account balance in the Fund receiving the dividend or distribution must be at least $500.
Portfolio Rebalancing Program
If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your Fund holdings should be rebalanced, on a percentage basis, between two and ten of your Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your Funds for shares of the same class of one or more other Funds in your portfolio. Rebalancing will not occur if your portfolio is within 2% of your stated allocation. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. We may modify, suspend or terminate the Program at any time on 60 days’ prior written notice to participating investors. Certain financial advisers and other financial intermediaries may also offer portfolio rebalancing programs. If you participate in one of these programs and it is the same as or similar to Invesco Aim’s program, exchanges made under the program generally will not be counted toward the limitation of four exchanges out of a Fund per calendar year, discussed below.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
REDEEMING SHARES
     For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call during the hours of the customary trading session of the New York Stock Exchange (NYSE) in order to effect the redemption at that day’s net asset value. For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, the transfer agent must receive your call before the Funds’ net asset value determination in order to effect the redemption that day.
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator).

By Mail	Send a written request to the transfer agent which includes:

• Original signatures of all registered owners/trustees;

• The dollar value or number of shares that you wish to redeem;

• The name of the Fund(s) and your account number; and

• Signature guarantees, if necessary (see below).

The transfer agent may require that you provide additional documentation, or information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA or other type of retirement account, you must complete the appropriate distribution form, as well as employer authorization.

By Telephone	Call the transfer agent at 1-800-959-4246. You will be allowed to redeem by telephone if:

•    Your redemption proceeds are to be mailed to your address on record (and there has been no change in your address of record within the last 30 days) or transferred electronically to a pre-authorized checking account;

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have not previously declined the telephone redemption privilege.

You may, in limited circumstances, initiate a redemption from an Invesco Aim IRA account by telephone. Redemptions from other types of retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Automated Investor Line	Call the Invesco Aim 24-hour Automated Investor Line at 1-800-246-5463. You may place your redemption order after you have provided the bank instructions that will be requested.

By Internet	Place your redemption request at [www.invescoaim.com]. You will be allowed to redeem by Internet if:

• You do not hold physical share certificates;

• You can provide proper identification information;

• Your redemption proceeds do not exceed $250,000 per Fund; and

• You have already provided proper bank information or there has been no change in your address of record within the last 30 days

•    You have not previously declined the telephone redemption privilege. Redemptions from most retirement plan accounts may be initiated only in writing and require the completion of the appropriate distribution form, as well as employer authorization.

Timing and Method of Payment
We normally will send out payments within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If you redeem shares recently purchased by check or ACH, you may be required to wait up to ten business days before we send your redemption proceeds. This delay is necessary to ensure that the purchase has cleared. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted on the NYSE.
     Redemption checks are mailed to your address of record, via first class U.S. mail, unless you make other arrangements with the transfer agent.
     We use reasonable procedures to confirm that instructions communicated via telephone and the Internet are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Expedited Redemptions (AIM Cash Reserve Shares of AIM Money Market Fund only)
If you place your redemption order by telephone, before 11:30 a.m. Eastern Time and request an expedited redemption, we will transmit payment of redemption proceeds on that same day via federal wire to a bank of record on your account. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we will transmit payment on the next business day.
Systematic Withdrawals
You may arrange for regular periodic withdrawals from your account in amounts equal to or greater than $50 per Fund. We will redeem the appropriate number of shares from your account to provide redemption proceeds in the amount requested. You must have a total account balance of at least $5,000 in order to establish a Systematic Redemption Plan, unless you are establishing a Required Minimum Distribution for a retirement plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Check Writing
The transfer agent provides check writing privileges for accounts in the following Funds and share classes:
•	AIM Money Market Fund, AIM Cash Reserve Shares, Class Y shares and Investor Class shares

•	AIM Tax-Exempt Cash Fund, Class A shares, Class Y shares and Investor Class shares

•	Premier Portfolio, Investor Class shares

•	Premier Tax-Exempt Portfolio, Investor Class shares

•	Premier U.S. Government Money Portfolio, Investor Class shares
     You may redeem shares of these Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts. Checks are not eligible to be converted to ACH by the payee. You may not give authorization to a payee by phone to debit your account by ACH for a debt owed to the payee.
Signature Guarantees
We require a signature guarantee in the following circumstances:
•	When your redemption proceeds will equal or exceed $250,000 per Fund.

•	When you request that redemption proceeds be paid to someone other than the registered owner of the account.

•	When you request that redemption proceeds be sent somewhere other than the address of record or bank of record on the account.

•	When you request that redemption proceeds be sent to a new address or an address that changed in the last 30 days.
     The transfer agent will accept a guarantee of your signature by a number of different types of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution to determine whether the signature guarantee offered will be sufficient to cover the value of your transaction request.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If your account (Class A, A2, B, C, P, S and Investor Class shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months, the Funds have the right to redeem the account after giving you 60 days’ prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by initiating a Systematic Purchase Plan.
     If the Fund determines that you have not provided a correct Social Security or other tax identification number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
EXCHANGING SHARES
You may, under certain circumstances, exchange shares in one Fund for those of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Accordingly, the procedures and processes applicable to redemptions of Fund shares, as discussed under the heading “Redeeming Shares” above, will apply. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Permitted Exchanges
Except as otherwise provided herein or in the Statement of Additional Information, you generally may exchange your shares for shares of the same class of another Fund. The following below shows permitted exchanges:

Exchange From	Exchange To

AIM Cash Reserve Shares	Class A, A2, B, C, R, Y*, Investor Class
Class A	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Class A2	Class A, A2, Y*, Investor Class, AIM Cash Reserve Shares
Investor Class	Class A, A2, Y*, Investor Class
Class P	Class A, A2, AIM Cash Reserve Shares
Class S	Class A, A2, S, AIM Cash Reserve Shares
Class B	Class B
Class C	Class C, Y*
Class R	Class R
Class Y	Class Y

*	You may exchange your AIM Cash Reserve Shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares for Class Y shares of the same Fund if you otherwise qualify to buy that Fund’s Class Y shares. Please consult your financial adviser to discuss the tax implications, if any, of all exchanges into Class Y shares of the same Fund.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
Exchanges Not Permitted
The following exchanges are not permitted:
•	Investor Class shares cannot be exchanged for Class A shares of any Fund which offers Investor Class shares.

•	Exchanges into Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund (also known as the Category III Funds) are not permitted.

•	Class A2 shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund cannot be exchanged for Class A shares of those Funds.

•	AIM Cash Reserve Shares cannot be exchanged for Class B, C or R shares if the shares being exchanged were acquired by exchange from Class A shares of any Fund.

•	AIM Cash Reserve shares, Class A shares, Class A2 shares, Class C shares or Investor Class shares of one Fund cannot be exchanged for Class Y shares of a different Fund.

•	All existing systematic exchanges and reallocations have ceased and these options are no longer available on all 403(b) prototype plans.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares. Any of the participating Funds or the distributor may modify or terminate this privilege at any time.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund); provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, and insurance company separate accounts which use the Funds as underlying investments.

•	Generally, exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Generally, exchanges on fee-based advisory accounts which involve a periodic rebalancing feature.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.
     There is no limit on the number of exchanges out of AIM Limited Maturity Treasury Fund, AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio.
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
Initial Sales Charges, CDSCs and 12b-1 Fees on Applicable to Exchanges
You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.
     In addition, as a result of differences in the forms of distribution plans and distribution plans and service plans among the Funds, certain exchanges of Class A shares, Class B shares, Class C shares, and Class R shares of a Fund for the same class of shares of another Fund may result in investors paying a higher or a lower 12b-1 fee on the Fund being exchanged into. Please refer to the prospectus fee table and financial highlights table and the statement of additional information for more information on the fees and expenses, including applicable 12b-1 fees, of the Fund you wish to acquire.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agents reserve the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Reject or cancel any request to establish a Systematic Purchase Plan, Systematic Redemption Plan or Portfolio Rebalancing Program.

•	Suspend, change or withdraw all or any part of the offering made by this prospectus.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds except the money market Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     The Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the retail Funds:
•	Trade activity monitoring.
•	Trading guidelines.
•	Redemption fees on trades in certain Funds.
•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     Money Market Funds. The Board of AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio (the money market Funds) have not adopted any policies and procedures that would limit frequent purchases and redemptions of such Funds’ shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions, and determined that those risks were minimal. Nonetheless, to the extent that a money market Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, the money market Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the money market Funds for the following reasons:
•	The money market Funds are offered to investors as cash management vehicles; investors must perceive an investment in such Funds as an alternative to cash, and must be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of a money market Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of the money market Funds will be detrimental to the continuing operations of such Funds.
•	The money market Funds’ portfolio securities are valued on the basis of amortized cost, and such Funds seek to maintain a constant net asset value. As a result, there are no price arbitrage opportunities.
•	Because the money market Funds seek to maintain a constant net asset value, investors expect to receive upon redemption the amount they originally invested in such Funds. Imposition of redemption fees would run contrary to investor expectations.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.
•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts other than exchanges into a money market Fund. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Boards of Trustees of the Funds (collectively, the Board). The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual Funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
trading session on the NYSE events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim valuation committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund, AIM Tax-Exempt Cash Fund, Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio value all their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund, except for Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio open for business at 8:00 a.m. Eastern Time. Premier Portfolio and Premier U.S. Government Money Portfolio will generally determine the net asset value of their shares at 5:30 p.m. Eastern Time. Premier Tax-Exempt Portfolio will generally determine the net asset value of its shares at 4:30 p.m. Eastern Time. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio are authorized not to open for trading on a day that is otherwise a business day if the Federal Reserve Bank of New York and The Bank of New York Mellon, the Fund’s custodian, are not open for business or the Securities Industry and Financial Markets Association (SIFMA) recommends that government securities dealers not open for trading and any such day will not be considered a business day. Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio also may close early on a business day if SIFMA recommends that government securities dealers close early. If Premier Portfolio, Premier Tax-Exempt Portfolio or Premier U.S. Government Money Portfolio uses its discretion to close early on a business day, the Fund will calculate its net asset value as of the time of such closing.
     From time to time and in circumstances deemed appropriate by Invesco Aim in its sole discretion, each of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio may remain open for business, during customary business day hours, on a day that the NYSE is closed for business. In such event, on such day you will be permitted to purchase or redeem shares of such Funds and net asset values will be calculated for such Funds.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. For Funds other than Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, purchase orders that are received and accepted before the close of the customary trading session or any earlier NYSE closing time on a business day generally are processed that day and settled on the next business day.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
     For Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio, you can purchase or redeem shares on each business day, prior to the Funds’ net asset value determination on such business day; however, if your order is received and accepted after the close of the customary trading session or any earlier NYSE closing time that day, your order generally will be processed on the next business day and settled on the second business day following the receipt and acceptance of your order.
     For all Funds, you can exchange shares on each business day, prior to the close of the customary trading session or any earlier NYSE closing time that day. Shareholders of Premier Portfolio, Premier Tax-Exempt Portfolio and Premier U.S. Government Money Portfolio therefore cannot exchange their shares after the close of the customary trading session or any earlier NYSE closing time on a particular day, even though these Funds remain open after such closing time.
     The Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.
•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.
•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.
•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.
•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.
•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.
•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.’’
•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.
•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.
•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.
•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.
•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.
•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.
•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.
•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.
•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.
•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.
•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.
•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.
•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.
•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.
•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
The financial adviser or intermediary through which you purchase your shares may receive all or a portion of the sales charges and distribution fees discussed above. In addition to those payments, Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make additional cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These additional cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of initial sales charges and from payments to Invesco Aim Distributors made by the Funds under their 12b-1 plans. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Funds on the financial intermediary’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.25% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediary. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Board.
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediary. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen U.S. Mortgage Fund SEC 1940 Act file number: 811-_______

[invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion —                     , 2009
Prospectus                     , 2010
Van Kampen Harbor Fund [(ticker symbol)]
Van Kampen Harbor Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objective, Strategies, Risks and Portfolio Holdings	7
Fund Management	12
The Advisers	12
Adviser Compensation	13
Portfolio Managers	13
Other Information	14
Dividends and Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Purchasing Shares	A-1
Suitability of Investors	A-1
Redeeming Shares	A-2
Exchanging Shares	A-4
Rights Reserved by the Funds	A-5
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-5
Pricing of Shares	A-6
Taxes	A-8
Payments to Financial Intermediaries	A-10
Important Notice Regarding Delivery of Security Holder Documents	A-11
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objective
The Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to ___% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$	$

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. Under normal market conditions, the Fund invests at least 50% of its total assets (excluding cash, cash equivalents and government securities) in convertible debt securities. The Fund may invest without limitations as to credit ratings, and such investments may include high- medium- and lower-rated and unrated securities.
The Fund may invest up to 45% of its total assets in common stocks and up to 25% of its total assets in securities of foreign issuers. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of such securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. The value of a convertible security tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying equity security.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Because the Fund may invest in securities with low credit quality, it is subject to a higher level of credit risk than a fund that invests only in investment grade securities. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds ) may have less liquidity and a higher incidence of default than investments in higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative corporate developments, such as a decline in profits, or adverse economic conditions, such as a recession, than are higher-grade securities.

3

Call risk. If interest rates fall, it is possible that issuers of callable securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders and termination of any conversion option on convertible securities.
Income risk. The interest income on debt securities, including convertible bonds, generally is affected by prevailing interest rates, which can vary widely over the short- and long-term. The ability of equity securities to generate income generally depends on the earnings and continuing declaration of dividends by the issuers of such securities. If interest rates drop or dividends are reduced or discontinued, distributions to shareholders from the Fund may drop as well.
Foreign risks. Because the Fund may own securities of foreign issuers, it may be subject to risks that can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues. The Fund may also invest in issuers in developing or emerging market countries, which are subject to greater risks than investments in securities of issuers in developed countries.
Risks of derivatives. A derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts and options on futures contracts are examples of derivative instruments. Derivatives involve risks different from direct investments in underlying securities and include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

4

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).
The portfolio managers are proposed to be the managers of the Fund upon the consummation of the sale of substantially all of the retail asset management business of Morgan Stanley to Invesco Ltd. (the Transaction). This Prospectus, until subsequently amended, will not be used to sell shares of the Fund other than in connection with the Transaction.

Portfolio Managers	Title	Service Date
[Ellen Gold	Portfolio Manager	Since Inception
Ramez Nashed	Portfolio Manager	Since Inception]
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-959-4246. Shares may be purchased or redeemed by wire. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

5

Minimum Investments
The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment		Additional Investments
Type of Account	Per Fund		Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0		$0
Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10	Million	$0
Banks, Trust Companies and certain other financial intermediaries	$10	Million	$0
Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1	Million	$0
Foundations or Endowments	$1	Million	$0
Other institutional investors	$1	Million	$0
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

6

Investment Objective, Strategies, Risks and Portfolio Holdings
Investment Objective
The Fund’s investment objective is to seek to provide current income, capital appreciation and conservation of capital. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
The Fund seeks to achieve its investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks. Under normal market conditions, at least 50% of the Fund’s total assets (excluding cash, cash equivalents and government securities) are invested in convertible debt securities.
Through careful selection of individual securities, diversification of investments and by continuing supervision of the investment portfolio, the Fund’s portfolio managers seek to provide income and capital appreciation while striving to reduce risk and conserve shareholder capital. The Fund’s portfolio managers emphasize income-producing securities of companies whose common stocks are believed to have good prospects for capital appreciation and seek to identify companies with improving fundamentals, strong earnings growth, increasing market share and attractive valuations that are likely to provide investors with equity participation through the issuance of convertible securities. The Fund may invest in issuers of any size. The securities of small- or medium-sized companies may be subject to more abrupt or erratic market movements than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger companies. Thus, the Fund may be subject to greater investment risk than that assumed through investment solely in the securities of larger-sized companies. While attractive convertible securities of desired quality may not be available in all industries at all times, their general availability is considered to be more than adequate in light of the Fund’s investment objective.
A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities. Convertible securities generally rank senior to common stock in a corporation’s capital structure and generally entail less risk than common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security.
The Fund’s investments in convertible securities may include securities with enhanced convertible features or equity-linked features. Equity-linked securities come in many forms and may include features, among others, such as the following: (i) may be issued by the issuer of the underlying equity security or by a company other than the one to which the instrument is linked (usually an investment bank), (ii) may convert into equity securities, such as common stock, within a stated period from the issue date or may be redeemed for cash or some combination of cash and the linked security at a value based upon the value of the underlying equity security within a stated period from the issue date, (iii) may have various conversion features prior to maturity at the option of the holder or the issuer or both, (iv) may limit the appreciation value with caps or collars of the value of the underlying equity security and (v) may have fixed, variable or no interest payments during the life of the security which reflect the actual or a structured return relative to the underlying dividends of the linked equity security. Investments in equity-linked securities may subject the Fund to additional risks not ordinarily associated with investments in other equity securities. Because equity-linked securities are sometimes issued by a third party other than the issuer of the linked security, the Fund is subject to risks if the underlying stock underperforms and if the issuer defaults on the payment of the dividend or the common stock at maturity. In addition, the trading market for particular equity-linked securities may be less liquid, making it difficult for the Fund to dispose of a particular security when necessary and reduced liquidity in the secondary market for any such securities may make it more difficult to obtain market quotations for valuing the Fund’s portfolio.

7

There can be no assurance of current income on convertible securities because the issuers thereof may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying security. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. The Fund’s Statement of Additional Information contains a further discussion of convertible securities.
Securities acquired by the Fund are not governed by specific ratings categories, and the Fund may purchase high-, medium-, or lower-rated or unrated securities. To the extent that the Fund invests a large portion of its total assets in lower-grade securities, the Fund’s ability to conserve shareholder capital may be diminished. Securities rated BB or lower by Standard & Poor’s (S&P) or rated Ba or lower by Moody’s Investors Service, Inc. (Moody’s) and unrated securities determined by the Adviser to be of comparable quality are commonly referred to as junk bonds.
Lower-rated securities are considered speculative by the rating agencies with respect to the issuer’s continuing ability to make timely payments of interest and principal. Securities below investment grade involve special risks compared to higher-grade securities.
Understanding Quality Ratings. Security ratings are based on the issuer’s ability to pay interest and repay principal. Securities with ratings of BBB or above are considered investment grade, while those with ratings of BB or below are regarded as noninvestment grade, or junk bonds. A detailed explanation of the various S&P and Moody’s rating categories is included in the appendix to the Fund’s SAI.
While the Fund invests primarily in convertible securities, the Fund may invest in the common stocks of companies. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so. The Fund has a fundamental policy of investing not more than 45% of its total assets in common stocks.
Risks of Investing in Lower-Grade Securities. Securities that are in the lower-grade categories generally offer higher current yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Investors should carefully consider the risks of owning shares of a fund which invests in lower-grade securities before investing in the Fund.
Credit risk relates to the issuer’s ability to make timely payment of interest and principal when due. Lower-grade securities are considered more susceptible to nonpayment of interest and principal or default than higher grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of issuers of lower-grade securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the Fund experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the Fund may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Fund’s portfolio securities relate. Further, the Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Fund may be unable to obtain full recovery on such amounts.
Market risk relates to changes in market value of a security that occur as a result of variation in the level of prevailing interest rates and yield relationships in the debt securities market and as a result of real or perceived changes in credit risk. The value of the Fund’s portfolio securities can be expected to fluctuate over time. When interest rates decline, the value of a portfolio invested in fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the value of a portfolio invested in fixed income securities generally can be expected to decline. Income securities with longer maturities, which may have higher yields, may increase or decrease in value more than income securities with shorter maturities. However, the secondary market prices of lower grade securities generally are less sensitive to changes in interest rates and are more sensitive to general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of the securities in the Fund’s portfolio and thus in the net asset value of the Fund. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

8

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. Liquidity relates to the ability of a fund to sell a security in a timely manner at a price which reflects the value of that security. To the extent that there is no established retail market for some of the lower-grade securities in which the Fund may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer or lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Fund more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the Fund may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.
During periods of reduced market liquidity or in the absence of readily available market quotations for lower-grade securities held in the Fund’s portfolio, the ability of the Fund to value the Fund’s securities becomes more difficult and the judgment of the Fund may play a greater role in the valuation of the Fund’s securities due to the reduced availability of reliable objective data.
The Fund may invest in securities not producing immediate cash income, including zero coupon securities or pay-in-kind securities, when their effective yield over comparable instruments producing cash income make these investments attractive. Prices on non-cash-paying instruments may be more sensitive to changes in the issuer’s financial condition, fluctuation in interest rates and market demand/supply imbalances than cash-paying securities with similar credit ratings, and thus may be more speculative. Special tax considerations are associated with investing in zero coupon or payment-in-kind securities.
Many lower-grade securities are not listed for trading on any national securities exchange, and many issuers of lower-grade securities may choose not to have a rating assigned to their obligations by any nationally recognized statistical rating organization. As a result, the Fund’s portfolio may consist of a higher portion of unlisted or unrated securities as compared with an investment company that invests primarily in higher-grade securities. Unrated securities are usually not as attractive to as many buyers as are rated securities, a factor which may make unrated securities less marketable. These factors may have the effect of limiting the availability of the securities for purchase by the Fund and may also limit the ability of the Fund to sell such securities at their fair value either to meet redemption requests or in response to changes in the economy or the financial markets. Further, to the extent the Fund owns or may acquire illiquid or restricted lower-grade securities, these securities may involve special registration responsibilities, liabilities and costs, and liquidity and valuation difficulties.
The amount of available information about the financial condition of certain lower-grade issuers may be less extensive than other issuers. In its analysis, the Fund may consider the credit ratings of recognized rating organizations in evaluating securities although primary reliance is not placed on these ratings. Credit ratings of securities rating organizations evaluate only the safety of principal and interest payments, not the market risk. In addition, ratings are general and not absolute standards of quality, and credit ratings are subject to the risk that the creditworthiness of an issuer may change and the rating agencies may fail to change such ratings in a timely fashion. A rating downgrade does not require the Fund to dispose of a security. The Fund’s portfolio managers continuously monitor the issuers of securities held in the Fund’s portfolio. Because of the number of investment considerations involved in investing in lower-grade securities, achievement of the Fund’s investment objective may be more dependent upon this credit analysis than is the case with investing in higher-grade securities.
New or proposed laws may have an impact on the market for lower-grade securities. The Adviser is unable at this time to predict what effect, if any, legislation may have on the market for lower-grade securities.
Risks of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.

9

In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Derivatives. The Fund may, but is not required to, use derivatives for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including debt securities, indexes, interest rates and other assets. Derivative transactions often have risks similar to the securities underlying the derivatives. The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivative transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivatives, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the portfolio managers seek to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy under guidelines approved by the Fund’s Board of Trustees.
The Fund may invest up to 10% of its total assets in real estate investment trusts (REITs). REITs pool investors’ funds for investment

10

primarily in commercial real estate properties or real-estate related loans. REITs generally derive their income from rents on the underlying properties or interest on the underlying loans, and their value is impacted by changes in the value of the underlying property or changes in interest rates affecting the underlying loans owned by the REITs. REITs are more susceptible to risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified (which may increase the volatility of the REIT’s value), may have less trading volume and may be subject to more abrupt or erratic price movements than the overall securities market. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). REITs are subject to the risk of failing to qualify for tax-free pass-through of income under the Code. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, when the Fund’s portfolio managers believe the potential for current income or capital appreciation has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Fund’s portfolio managers consider portfolio changes appropriate.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com].

11

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-to-day management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

12

The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $350 million	0.55%
Next $350 million	0.50%
Next $350 million	0.45%
Over $1.05 billion	0.40%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
[Ellen Gold, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010. Prior to that date, Ms. Gold was associated with Van Kampen Asset Management (1986 to 2010). Ms. Gold is the lead manager of the Fund.
Ramez Nashed, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010. Prior to that date, Mr. Nashed was associated with Van Kampen Asset Management (January 1995 to 2010).]
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at [www.invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or impose a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same website or upon request free of charge. The website is not part of this prospectus.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
SUITABILITY FOR INVESTORS
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.
     Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.
     As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.
Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial		Additional
Type of Account	Investments		Investments
Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0		$0
Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10	million	$0
Banks, Trust Companies and certain other financial intermediaries	$10	million	$0
Financial Intermediaries and other Corporations acting for their own accounts	$1	million	$0
Foundations or Endowments	$1	million	$0

A-1

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS

	Initial		Additional
Type of Account	Investments		Investments
Other institutional investors	$1	million	$0
Defined Benefit Plan	$0		$0
Pooled investment vehicles (e.g., fund of funds)	$0		$0
How to Purchase Shares
Purchase Options

	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.

The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number.
	Then, use the following wire instructions:	Contact your financial adviser or financial intermediary.

Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
REDEEMING SHARES
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

A-2

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
     We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:
AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen International Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’

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transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.
EXCHANGING SHARES
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.
Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.

•	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

•	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

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     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agent reserves the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Suspend, change or withdraw all or any part of the offering made by this Prospectus.
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the Funds:
•	Trade activity monitoring.

•	Trading guidelines.

•	Redemption fees on trades in certain Funds.

•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities

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and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim Valuation Committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
     For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated

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after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.

•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.

•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.

•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be

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entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.

•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund

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shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.

•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.

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     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

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Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Harbor Fund SEC 1940 Act file number: 811-_______

[www.invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion — _____, 2009
Prospectus                     , 2010
Van Kampen Real Estate Securities Fund [(ticker symbol)]
Van Kampen Real Estate Securities Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objectives, Strategies, Risks and Portfolio Holdings	7
Fund Management	11
The Advisers	11
Adviser Compensation	12
Portfolio Managers	12
Other Information	14
Dividends and Distributions	14
Financial Highlights	15
Shareholder Account Information	A-1
Purchasing Shares	A-1
Suitability of Investors	A-1
Redeeming Shares	A-2
Exchanging Shares	A-4
Rights Reserved by the Funds	A-5
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-5
Pricing of Shares	A-6
Taxes	A-8
Payments to Financial Intermediaries	A-10
Important Notice Regarding Delivery of Security Holder Documents	A-11
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objectives
The Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to ___% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$	$

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry, including equity securities of real estate investment trusts (REITs) and other securities of real estate operating companies. A company operating in the real estate industry is one that derives at least 50% of its assets, gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Besides equity securities of REITs, the Fund may invest in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of companies operating in the real estate industry. The Fund may invest up to 20% of the Fund’s net assets in securities of companies outside the real estate industry. The Fund may invest up to 25% of its total assets in securities of foreign issuers, some or all of which may be in the real estate industry. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Investments in equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The prices of equity securities of companies in the real estate industry may be more volatile and may not fluctuate in tandem with overall changes in the stock markets. Investments in fixed income or debt securities generally are affected by changes in interest rates and creditworthiness of the issuer. The prices of fixed income or debt securities tend to fall as interest rates rise, and such declines tend to be greater among securities with longer maturities.
Risks of investing in real estate. The risks of investing in real estate can include fluctuations in the value of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in competition, property taxes, capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry. In addition, REITs depend upon specialized management skills, may not be diversified,

3

may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs must comply with certain requirements of the federal income tax law to maintain their federal income tax status. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended. Investments in REITs may involve duplication of management fees and certain other expenses.
Foreign risks. The risks of investing in securities of foreign issuers, including emerging market issuers, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and foreign taxation issues.
Non-diversification risks. The Fund is classified as a non-diversified fund, which means the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. As a result, the Fund may be subject to greater risk than a diversified fund because changes in the financial condition or market assessment of a single issuer may cause greater fluctuations in the value of the Fund’s shares.
Risks of using derivative instruments. Risks of derivatives include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

4

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Manager	Title	Service Date
Joe Rodriguez, Jr.	Portfolio Manager	Since Inception
Mark Blackburn	Portfolio Manager	Since Inception
Paul Curbo	Portfolio Manager	Since Inception
James Trowbridge	Portfolio Manager	Since Inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-959-4246. Shares may be purchased or redeemed by wire. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

5

Minimum Investments
The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, Trust Companies and certain other financial intermediaries	$10 Million	$0

Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

6

Investment Objectives, Strategies, Risks and Portfolio Holdings
Investment Objectives
The Fund’s investment objective is to seek long-term growth of capital. Current income is the secondary investment objective. The Fund’s investment objectives may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry. Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of companies operating in the real estate industry, including equity securities of REITs and other securities of real estate operating companies at the time of investment. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes. A company operating in the real estate industry is one that derives at least 50% of its assets (marked-to-market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Real estate industry companies include, among others: equity real estate investment trusts (equity REITs), which pool investors’ funds for investment primarily in commercial real estate properties; mortgage real estate investment trusts (mortgage REITs), which invest pooled funds in real estate related loans; brokers or real estate developers; and companies with substantial real estate holdings such as paper and lumber producers and hotel and entertainment companies. Because of the Fund’s policy of concentrating its investments in real estate securities, the Fund may be more susceptible to economic, political or regulatory occurrences affecting the real estate industry than a fund without such a policy.
The Adviser emphasizes a bottom-up stock selection with a top-down asset allocation overlay. Besides equity securities of REITs, the Fund also invests in equity securities, including common stocks and convertible securities, or non-convertible preferred stocks and investment-grade debt securities of real estate industry companies. REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. REITs can generally be classified as equity REITs, mortgage REITs or a combination of both. Equity REITs, which invest the majority of their assets directly in real property, derive their income from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. REITs are not taxed on income distributed to shareholders provided such REITs comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code).
Under normal market conditions, the Fund may invest up to 20% of its net assets in securities of issuers outside the real estate industry.
As with any managed fund, the Adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
Common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other class of securities, including such entity’s debt securities, preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.
Convertible securities. A convertible security is a bond, debenture, note, preferred stock, right, warrant or other security that may be converted into or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities ordinarily provide a stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities generally rank senior to

7

common stock in a corporation’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.
Preferred stock. Preferred stock generally has a preference as to dividends and liquidation over an issuer’s common stock but ranks junior to debt securities in an issuer’s capital structure. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock may be subject to optional or mandatory redemption provisions. The ability of common stocks and preferred stocks to generate income is dependent on the earnings and continuing declaration of dividends by the issuers of such securities.
Debt securities. Debt securities of a corporation or other entity generally entitle the holder to receive interest, at a fixed, variable or floating interest rate, during the term of the security and repayment of principal at maturity or redemption. The Fund invests in investment-grade debt securities (securities rated at the time of purchase BBB or higher by Standard & Poor’s (S&P) or rated Baa or higher by Moody’s Investors Service, Inc. (Moody’s) or comparably rated by another nationally recognized statistical rating organization (NRSRO) or unrated securities considered by the Adviser to be of comparable quality). Credit quality at the time of purchase determines which securities may be acquired, and a subsequent reduction in ratings does not require the Fund to dispose of a security. Securities rated BBB by S&P or Baa by Moody’s are considered to be medium-grade obligations which possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than in the case of higher-rated securities. The ratings assigned by the ratings agencies represent the agencies’ respective opinions of the quality of the debt securities the agencies undertake to rate, but not the market value risk of such securities. It should be emphasized that ratings are general and are not absolute standards of quality.
Risk Factors of Investing in Real Estate Securities. The values and return on securities of companies in the real estate industry may or may not fluctuate in tandem with the overall securities markets. Although the Fund does not invest directly in real estate, an investment in the Fund generally will be subject to the risks associated with investments in real estate because of its policy of concentrating in the securities of companies operating in the real estate industry. These risks include, among others: declines in the value of real estate; defaults by borrowers or tenants; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes, capital expenditures or operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in neighborhood values; the appeal of properties to tenants; changes in interest rates; and political or regulatory occurrences affecting the real estate industry. The value of securities of companies which service the real estate industry also will be affected by such risks. If the Fund has rental income or income from the disposition of real property acquired as a result of a default on securities the Fund may own, the receipt of such income may adversely affect the Fund’s ability to retain its tax status as a regulated investment company.
Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by changes in interest rates and the quality of credit extended. Equity and mortgage REITs are dependent upon management skill, may not be diversified (which may increase the volatility of the REIT’s value) and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Code and to maintain exemption from the Investment Company Act of 1940, as amended (1940 Act). REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Mortgage REITs, like debt securities, tend to decline in value as interest rates rise. Mortgage REITs are often more susceptible than traditional debt securities to further price declines in periods of rising interest rates because of extension risk (i.e., rising interest rates could cause property owners to prepay their mortgages more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of the security). In addition, mortgage REITs tend to benefit less than traditional debt securities when interest rates decline because underlying mortgages often get prepaid faster than expected in periods of declining interest rates. In addition, investments in REITs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by REITs in which it invests.
Risk of Investing in Securities of Foreign Issuers. The Fund may invest up to 25% of its total assets in securities of foreign issuers. Securities of foreign issuers may be denominated in U.S. dollars or in currencies other than U.S. dollars. Investments in securities of foreign issuers present certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include fluctuations in foreign currency exchange rates, political, economic or legal developments (including war or other instability, expropriation of assets, nationalization and confiscatory taxation), the imposition of foreign exchange limitations (including currency

8

blockage), withholding taxes on income or capital transactions or other restrictions, higher transaction costs (including higher brokerage, custodial and settlement costs and currency conversion costs) and possible difficulty in enforcing contractual obligations or taking judicial action. Securities of foreign issuers may not be as liquid and may be more volatile than comparable securities of domestic issuers.
In addition, there often is less publicly available information about many foreign issuers, and issuers of foreign securities are subject to different, often less comprehensive, auditing, accounting and financial reporting disclosure requirements than domestic issuers. There is generally less government regulation of exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments which could affect investment in those countries. Because there is usually less supervision and governmental regulation of foreign exchanges, brokers and dealers than there is in the United States, the Fund may experience settlement difficulties or delays not usually encountered in the United States.
Delays in making trades in securities of foreign issuers relating to volume constraints, limitations or restrictions, clearance or settlement procedures, or otherwise could impact returns and result in temporary periods when assets of the Fund are not fully invested or attractive investment opportunities are foregone.
The Fund may invest in securities of issuers determined by the Adviser to be in developing or emerging market countries. Investments in securities of issuers in developing or emerging market countries are subject to greater risks than investments in securities of developed countries since emerging market countries tend to have economic structures that are less diverse and mature and political systems that are less stable than developed countries.
In addition to the increased risks of investing in securities of foreign issuers, there are often increased transaction costs associated with investing in securities of foreign issuers, including the costs incurred in connection with converting currencies, higher foreign brokerage or dealer costs and higher settlement costs or custodial costs.
Since the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, the Fund may be affected by changes in foreign currency exchange rates (and exchange control regulations) which affect the value of investments in the Fund and the accrued income and appreciation or depreciation of the investments. Changes in foreign currency exchange rates relative to the U.S. dollar will affect the U.S. dollar value of the Fund’s assets denominated in that currency and the Fund’s return on such assets as well as any temporary uninvested reserves in bank deposits in foreign currencies. In addition, the Fund will incur costs in connection with conversions between various currencies.
The Fund may invest in securities of foreign issuers in the form of depositary receipts. Depositary receipts involve substantially identical risks to those associated with direct investment in securities of foreign issuers. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of options, forwards, futures, options on futures, swaps and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives transactions may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objectives and applicable regulatory requirements.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.

9

Other Investments and Risk Factors
For cash management purposes, the Fund may engage in repurchase agreements with broker-dealers, banks and other financial institutions to earn a return on temporarily available cash. Such transactions are considered loans by the Fund and are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.
The Fund may invest up to 15% of its net assets in illiquid securities and certain restricted securities. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, or when the Adviser believes the potential for long-term growth and income has lessened, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate.
Temporary defensive strategy. When market conditions dictate a more defensive investment strategy, the Fund may, on a temporary basis, hold cash or invest a portion or all of its assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, prime commercial paper, certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million, and repurchase agreements. Under normal market conditions, the potential for long-term growth and income on these securities will tend to be lower than the potential for long-term growth and income on other securities that may be owned by the Fund. In taking such a defensive position, the Fund would temporarily not be pursuing its principal investment strategies and may not achieve its investment objectives.
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com.]

10

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-today management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland	An der Welle 5, 1(st) Floor,	1998
Gmbh (Invesco Deutschland)	Frankfurt, Germany 60322

Invesco Asset Management Limited	30 Finsbury Square,	2001
(Invesco Asset Management)	London, EC2A 1AG,
	United Kingdom

Invesco Asset Management (Japan) Limited	25(th) Floor, Shiroyama Trust	1996
(Invesco Japan)	Tower, 3-1 Toranomon
	4-chome, Minatoku, Tokyo
	105-6025

Invesco Australia Limited (Invesco	333 Collins Street, Level 26,	1983
Australia)	Melbourne Vic 3000, Australia

Invesco Hong Kong Limited	32(nd) Floor, Three Pacific	1994
(Invesco Hong Kong)	Place, 1 Queen’s Road East, Hong
	Kong

Invesco Senior Secured Management, Inc.	1166 Avenue of the Americas, New	1992
(Invesco Senior Secured)	York, New York 10036

Invesco Trimark Ltd.	5140 Yonge Street, Suite 900,	1981
(Invesco Trimark)	Toronto, Ontario, Canada M2N 6X7

11

The following unaffiliated adviser (the unaffiliated Sub-Advisers) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $500 million	0.80%
Next $500 million	0.75%
Over $1 billion	0.70%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
Joe Rodriguez, Jr., Portfolio Manager, has been responsible for the Fund since its inception on ___, 2010, and has been associated with the Adviser or its affiliates since 1990. Mr. Rodriguez is the lead portfolio manager.
Mark Blackburn, Portfolio Manager, has been responsible for the Fund since its inception on ___, 2010, and has been associated with the Adviser or its affiliates since 1998.
Paul Curbo, Portfolio Manager, has been responsible for the Fund since its inception on ___, 2010, and has been associated with the Adviser or its affiliates since 1998.
James Trowbridge, Portfolio Manager, has been responsible for the Fund since its inception on ___, 2010, and has been associated with the Adviser or its affiliates since 1989.
A lead manager generally has final authority over all aspects of a portion of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of

12

daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.
More information on the portfolio managers may be found at [www.invescoaim.com.] The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

13

Other Information
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares and pays dividends from net investment income, if any, quarterly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

14

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

15

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or impose a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same website or upon request free of charge. The website is not part of this prospectus.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
SUITABILITY FOR INVESTORS
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.
     Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.
     As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.
Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial		Additional
Type of Account	Investments		Investments
Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0		$0
Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10	million	$0
Banks, Trust Companies and certain other financial intermediaries	$10	million	$0
Financial Intermediaries and other Corporations acting for their own accounts	$1	million	$0
Foundations or Endowments	$1	million	$0

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS

	Initial		Additional
Type of Account	Investments		Investments
Other institutional investors	$1	million	$0
Defined Benefit Plan	$0		$0
Pooled investment vehicles (e.g., fund of funds)	$0		$0
How to Purchase Shares
Purchase Options

	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.

The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number.
	Then, use the following wire instructions:	Contact your financial adviser or financial intermediary.

Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
REDEEMING SHARES
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
     We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:
AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen International Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.
EXCHANGING SHARES
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.
Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.

•	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

•	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agent reserves the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Suspend, change or withdraw all or any part of the offering made by this Prospectus.
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the Funds:
•	Trade activity monitoring.

•	Trading guidelines.

•	Redemption fees on trades in certain Funds.

•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim Valuation Committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
     For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.

•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.

•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.

•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.

•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund

A-9

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.

•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.

A-10

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-11

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen Real Estate Securities Fund SEC 1940 Act file number: 811-_______

[invescoaim.com]

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the office or sale is not permitted.

Subject to Completion — _____, 2009
Prospectus                     , 2010
Van Kampen U.S. Mortgage Fund ([ticker symbol])
Van Kampen U.S. Mortgage Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
This prospectus contains important information about the Institutional Class shares of the Fund. Please read it before investing and keep it for future reference.
As with all other mutual fund securities, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.
An investment in the Fund:
•	is not FDIC insured;

•	may lose value; and

•	is not guaranteed by a bank.

Fund Summary	1
Investment Objective, Strategies, Risks and Portfolio Holdings	7
Fund Management	12
The Advisers	12
Adviser Compensation	13
Portfolio Managers	13
Other Information	15
Dividends and Distributions	15
Financial Highlights	16
Shareholder Account Information	A-1
Purchasing Shares	A-1
Suitability of Investors	A-1
Redeeming Shares	A-2
Exchanging Shares	A-4
Rights Reserved by the Funds	A-5
Excessive Short-Term Trading Activity (Market Timing) Disclosures	A-5
Pricing of Shares	A-6
Taxes	A-8
Payments to Financial Intermediaries	A-10
Important Notice Regarding Delivery of Security Holder Documents	A-11
Obtaining Additional Information	Back Cover

Fund Summary
Investment Objective
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund. There is no guarantee that actual expenses will be the same as those shown in the table.
Shareholder Fees (fees paid directly from your investment)

Class:	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged)	[ ]

1

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional Class
Management Fees

Distribution and/or Service (12b-1) Fees	None

Other Expenses

Acquired Fund Fees and Expenses

Total Annual Fund Operating Expenses

Fee Waiver[1]

Net Annual Fund Operating Expenses

[1]	The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Institutional Class shares to ___% of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the expense offset arrangements from which the Fund may benefit are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by the Fund.

2

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The expense example assumes you: (1) invest $10,000 in the Fund for the time periods indicated; (2) redeem all of your shares at the end of the periods indicated; (3) earn a 5% return on your investment before operating expenses each year; (4) incur the same amount in operating expenses each year (after giving effect to any applicable contractual fee waivers and/or expense reimbursements).
Although your actual returns and costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Institutional Class	$	$

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. No portfolio turnover information is available for the Fund because it has not yet commenced operations.
Principal Investment Strategies of the Fund
Under normal market conditions, Invesco Advisers, Inc. (the Adviser), the Fund’s investment adviser, seeks to achieve the Fund’s investment objective by investing primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. Under normal market conditions, the Fund invests a substantial portion of its assets in mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government, some of which are backed by the full faith and credit of the United States and others of which are backed only by the right of the issuer to borrow from the U.S. Treasury or the credit of the issuer. The Adviser purchases and sells securities for the Fund’s portfolio with a view towards seeking a high level of current income consistent with liquidity and safety of principal based on the analysis and expectations of the Adviser regarding prevailing interest rates and yield spreads between types of securities. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. The Fund may borrow money for investment purposes. The Fund may purchase and sell certain derivative instruments, such as options, futures contracts, options on futures contracts and interest rate swaps or other interest rate-related transactions, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.
Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.

3

Principal Risks of Investing in the Fund
An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Market risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities or longer durations. The yields and market prices of U.S. government securities may move differently and adversely compared to the yields and market prices of the overall debt securities markets. U.S. government securities, while backed by the U.S. government, are not guaranteed against declines in their market prices. Mortgage-backed securities may be more susceptible to further price declines than traditional debt securities in periods of rising interest rates because of extension risk (described below). In addition, mortgage-backed securities may benefit less than traditional debt securities during periods of declining interest rates because of prepayment risk (described below). When-issued and delayed delivery transactions are subject to changes in market conditions from the time of the commitment until settlement.
Credit risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Credit risk should be low for the Fund because it invests primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.
Income risk. The income you receive from the Fund is based primarily on interest rates, which can vary widely over the short-and long-term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund’s income risk.
Prepayment risk. If interest rates fall, the principal on debt securities held by the Fund may be paid earlier than expected. If this happens, the proceeds from a prepaid security would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.
Extension risk. The prices of debt securities tend to fall as interest rates rise. For mortgage-backed securities, if interest rates rise, borrowers may prepay mortgages more slowly than originally expected. This may further reduce the market value of the securities and lengthen their durations.
Risks of using derivative instruments. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.
Borrowing risks. The Fund may borrow money for investment purposes, which is known as leverage. The Fund may use leverage to seek to enhance income to shareholders, but the use of leverage creates the likelihood of greater volatility in the net asset value of the Fund’s shares. To the extent that income from investments made with such borrowed money exceeds the interest payable and other expenses of the leverage, the Fund’s net income will be less than if the Fund did not use. The Fund’s use of leverage also may impair the ability of the Fund to maintain its qualification for federal income tax purposes as a regulated investment company.
Performance Information
No performance information is available for the Fund because it has not yet completed a full calendar year of operations. In the future, the Fund will disclose performance information in a bar chart and performance table. Such disclosure will give some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance and by showing changes in the Fund’s performance from year to year.

4

Management of the Fund
Investment Adviser: Invesco Advisers, Inc. (the Adviser).

Portfolio Managers	Title	Service Date
Clint Dudley	Portfolio Manager	Since Inception
Jason Marshall	Portfolio Manager	Since Inception
Affiliates of the Adviser may be appointed by the Adviser to provide discretionary investment management services, investment advice and/or order execution services to the Fund. For additional information, see “Fund Management” in the prospectus.
Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day, which is any day the New York Stock Exchange (NYSE) is open for business through your financial adviser, or by telephone at 800-959-4246. Shares may be purchased or redeemed by wire. You generally buy and redeem shares at the Fund’s next-determined net asset value (NAV) after the Fund’s transfer agent receives your request in good order. NAVs are determined only on days when the NYSE is open for regular trading.

5

Minimum Investments
The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund
Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0
Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0
Banks, Trust Companies and certain other financial intermediaries	$10 Million	$0
Financial Intermediaries and other Corporations acting for their own accounts, Foundations and Endowments	$1 Million	$0
Foundations or Endowments	$1 Million	$0
Other institutional investors	$1 Million	$0
Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Generally, the Fund’s dividends and distributions are taxable as ordinary income or long-term capital gains for federal income tax purposes and may also be subject to state and local taxes. You should consult you tax adviser before investing.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial adviser to recommend the Fund over another investment. Ask your financial adviser or visit your financial intermediary’s Web site for more information.

6

Investment Objective, Strategies, Risks and Portfolio Holdings
Objective
The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund’s investment objective may be changed by the Board of Trustees (the Board) without shareholder approval.
Principal Investment Strategies and Risks
Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities at the time of investment.
In addition, under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in mortgage-backed securities. The Fund’s policy in the foregoing sentence may be changed by the Fund’s Board without shareholder approval, but no change is anticipated; if the Fund’s policy in the foregoing sentence changes, the Fund will notify shareholders in writing at least 60 days prior to implementation of the change and shareholders should consider whether the Fund remains an appropriate investment in light of the changes.
The Adviser purchases and sells securities for the Fund’s portfolio based on the analysis and expectations of the Adviser regarding prevailing interest rates and yield spreads between types of securities. Particular attention is given to the relative value of each security considered, its potential yield advantage and its interest rate sensitivity in light of current and expected economic conditions. In selecting securities for investment, the Adviser generally seeks to enhance the yield of the Fund by blending mortgage-backed securities with U.S. Treasury obligations. While securities purchased for the Fund’s portfolio may be issued or guaranteed by the U.S. government, its agencies or instrumentalities, the shares issued by the Fund to investors are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity. U.S. government securities are considered among the most creditworthy of fixed income investments; however, the yields on U.S. government securities generally are lower than yields available from corporate debt securities. The value of U.S. government securities (as with most fixed income securities) generally varies inversely with changes in prevailing interest rates. The magnitude of these fluctuations generally is greater for securities with longer maturities. The fluctuating value of U.S. government securities affects the Fund’s net asset value but generally will not affect investment income from those securities. The values of mortgage-backed securities tend to vary inversely with changes in prevailing interest rates, but also are more susceptible to prepayment risk and extension risk than other U.S. government securities.
As with any managed fund, the Adviser may not be successful in selecting the best performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds.
U.S. Government Securities. U.S. government securities include: (1) U.S. Treasury obligations, which differ in their interest rates, maturities and times of issuance, (2) obligations issued or guaranteed by U.S. government agencies and instrumentalities which are supported by: (a) the full faith and credit of the U.S. government; (b) the right of the issuer or guarantor to borrow an amount from a line of credit with the U.S. Treasury; (c) discretionary power of the U.S. government to purchase obligations of its agencies and instrumentalities; or (d) the credit of the instrumentality, (3) real estate mortgage investment conduits (REMICs), collateralized mortgage obligations (CMOs) and other mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, (4) when-issued commitments relating to any of the foregoing and (5) repurchase agreements collateralized by U.S. government securities. The Fund invests in U.S. government securities of varying maturities and interest rates, including investments in obligations issued or guaranteed in zero coupon securities.
Mortgage-Backed Securities. The Fund historically has invested substantially all of its assets in mortgage-backed securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property (mortgage-backed securities). The Fund invests in mortgage-backed securities issued or guaranteed by U.S. government agencies or instrumentalities, including certificates issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC). Mortgage-backed securities also include mortgage pass-through certificates representing participation interests in pools of mortgage loans originated by the U.S.

7

government or private lenders and guaranteed by U.S. government agencies such as GNMA, FNMA or FHLMC. Guarantees by GNMA are backed by the full faith and credit of the U.S. government. On September 7, 2008, FNMA and FHLMC were placed into conservatorship by their new regulator, the Federal Housing Finance Agency. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both entities. No assurance can be given that the initiatives discussed above with respect to the debt and mortgage-backed securities issued by FNMA and FHLMC will be successful.
The yield and payment characteristics of mortgage-backed securities differ from traditional debt securities. Interest and principal payments are made regularly and frequently, usually monthly, over the life of the mortgage loans unlike traditional debt securities and principal may be prepaid at any time because the underlying mortgage loans generally may be prepaid at any time. Faster or slower prepayments than expected on underlying mortgage loans can dramatically alter the valuation and yield to maturity of a mortgage-backed security. The value of most mortgage-backed securities, like traditional debt securities, tends to vary inversely with changes in prevailing interest rates (i.e., as interest rates increase, the value of such securities decrease). Mortgage-backed securities, however, may benefit less than traditional debt securities from declining interest rates because prepayment of mortgages tends to accelerate during periods of declining interest rates. This means some of the Fund’s higher yielding securities may be converted to cash, and the Fund will be forced to accept lower interest rates when that cash is used to purchase new securities at prevailing interest rates. Prepayments shorten the life of the security and shorten the time over which the Fund receives income at the higher rate. Therefore, the Fund’s ability to maintain a portfolio of higher-yielding mortgage-backed securities will be adversely affected by decreasing interest rates and the extent that prepayments occur which must be reinvested in securities which have lower yields. Any decline in the Fund’s income in turn adversely affects the Fund’s distributions to shareholders. Alternatively, during periods of rising interest rates, mortgage-backed securities are often more susceptible to extension risk (i.e., rising interest rates could cause a borrower to prepay a mortgage loan more slowly than expected when the security was purchased by the Fund which may further reduce the market value of such security and lengthen the duration of such security) than traditional debt securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of mortgage-backed securities and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include subprime mortgages. Subprime mortgages refer to loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages.
The Fund may invest in REMICs and CMOs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. CMOs are debt obligations collateralized by a pool of mortgage loans or mortgage pass-through securities held under an indenture issued by financial institutions or other mortgage lenders or issued or guaranteed by agencies or instrumentalities of the U.S. government. REMICs and CMOs generally are issued in a number of classes or series with different maturities. The classes or series are retired in sequence as the underlying mortgages are repaid. Such securities are subject to market risk, prepayment risk and extension risk like other mortgage-related securities. If the collateral securing a CMO or any third party guarantees are insufficient to make payments, the Fund could sustain a loss. Certain of these securities may have variable or floating interest rates and others may be stripped (securities which provide only the principal or interest feature of the underlying security).
Zero Coupon and Stripped Securities. The Fund may invest in zero coupon securities and stripped securities.
Zero coupon securities include U.S. Treasury bills which are initially sold at a discount to par value, and U.S. Treasury notes and bonds which have been stripped of their unmatured interest coupons, and similar obligations, receipts or certificates representing the principal only portion of debt or stripped debt obligations. A zero coupon security pays no interest in cash to its holder during its life although interest is accrued during that period. The price for a zero coupon security is generally an amount significantly less than its face value (sometimes referred to as a deep discount price) and the investment return is based on the difference between the face value (or resale value prior to maturity) and the investor’s price to purchase the security.
Currently the principal U.S. Treasury security issued without coupons is the U.S. Treasury bill. The Treasury also has wire transferable zero coupon Treasury securities available. Certain agencies or instrumentalities of the U.S. government and a number of banks and brokerage firms separate (strip) the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sell them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are often held by a bank in a custodial or trust account).

8

Zero coupon securities and stripped securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Such securities do not entitle the holder to any periodic payments of interest prior to maturity which prevents the reinvestment of such interest payments if prevailing interest rates rise. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, such securities eliminate the reinvestment risk and may lock in a favorable rate of return to maturity if interest rates drop. Special tax considerations are associated with investing in zero coupon and stripped securities.
Stripped mortgage-backed securities (stripped mortgage securities) are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities usually are structured with two classes that receive different proportions of the interest and principal distributions on a pool of underlying assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or IO class), while the other class will receive all of the principal (the principal-only or PO class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse affect on the securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. PO securities usually trade at a deep discount from their face or par value and are subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make current distributions of interest. Furthermore, if the underlying mortgage assets experience less than the anticipated volume of prepayments of principal, the yield of POs could be materially adversely affected. The market values of IOs and POs are subject to greater risk of fluctuation in response to changes in market rates of interest than many other types of government securities and, to the extent the Fund invests in IOs and POs, such investments increase the risk of fluctuations in the net asset value of the Fund. Although the market for stripped securities is increasingly liquid, certain of such securities may not be readily marketable and will be considered illiquid for purposes of the Fund’s limitation on investments in illiquid securities.
Derivatives. The Fund may, but is not required to, use various investment strategies for a variety of purposes including hedging, risk management, portfolio management or to earn income, which may involve the purchase and sale of derivative instruments such as options, forwards, futures, options on futures, swaps, inverse floating rate debt instruments and other related instruments and techniques. Such derivatives may be based on a variety of underlying instruments, including equity and debt securities, indexes, interest rates, currencies and other assets. Derivatives often have risks similar to the securities underlying the derivative instrument and may have additional risks as described herein. The Fund’s use of derivatives may also include other instruments, strategies and techniques, including newly developed or permitted instruments, strategies and techniques, consistent with the Fund’s investment objective and applicable regulatory requirements.
A futures contract is a standardized agreement between two parties to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Futures contracts are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. The Fund’s use of futures may not always be successful. The prices of futures can be highly volatile, using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.
A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund’s obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to credit risk or the risk of default or non-performance by the counterparty. Swaps could result in losses if interest rate or foreign

9

currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.
The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. The use of derivatives transactions may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. The Fund complies with applicable regulatory requirements when implementing derivative transactions, including the segregation of cash and/or liquid securities on the books of the Fund’s custodian, as mandated by SEC rules or SEC staff positions. Although the Adviser seeks to use derivatives to further the Fund’s investment objective, no assurance can be given that the use of derivatives will achieve this result.
Other Investments and Risk Factors
The Fund may purchase and sell securities on a when-issued and delayed delivery basis whereby the Fund buys or sells a security with payment and delivery taking place in the future. The payment obligation and the interest rate are fixed at the time the Fund enters into the commitment. No income accrues on such securities until the Fund actually takes delivery of such securities. These transactions are subject to market fluctuation; the value of the securities at delivery may be more or less than their purchase price. The yields generally available on comparable securities when delivery occurs may be higher than yields on the securities obtained pursuant to such transactions. Because the Fund relies on the buyer or seller to consummate the transaction, failure by the other party to complete the transaction may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. The Fund will engage in when-issued and delayed delivery transactions for the purpose of acquiring securities consistent with the Fund’s investment objective and policies and not for the purpose of investment leverage.
For cash management and investment purposes, the Fund may engage in repurchase agreements collateralized by U.S. government securities with broker-dealers, banks and other financial institutions. Such transactions are considered loans by the Fund are subject to the risk of default by the other party. The Fund will only enter into such agreements with parties deemed to be creditworthy by the Adviser under guidelines approved by the Board.
The Fund is authorized to borrow money from banks and engage in reverse repurchase agreements and dollar rolls in an aggregate amount up to 331/3% of its total assets (including amount borrowed) with no more than 5% of such amount from bank borrowings and reverse repurchase agreements. The use of such transactions to purchase additional securities is known as leverage. Leverage transactions create an opportunity for increased net income but, at the same time, may increase the volatility of the Fund’s net asset value as a result of fluctuations in market interest rates and increase the risk of the Fund’s portfolio. The principal amount of these transactions is fixed when the transaction is opened, but the Fund’s assets may change in value during the time these transactions are outstanding. As a result, interest expenses and other costs from these transactions may exceed the interest income and other revenues earned from portfolio assets, and the net income of the Fund may be less than if these transactions were not used. Reverse repurchase agreements are transactions in which the Fund sells certain securities concurrently with an agreement to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on such securities. Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement.
The Fund may invest up to 15% of its net assets in illiquid securities and repurchase agreements that have a maturity of longer than seven days. Such securities may be difficult or impossible to sell at the time and the price that the Fund would like. Thus, the Fund may have to sell such securities at a lower price, sell other securities instead to obtain cash or forego other investment opportunities.
The Fund may invest in inverse floating rate obligations. Inverse floating rate obligations are obligations which pay interest at rates that vary inversely with changes in market rates of interest. Because the interest rate paid to holders of such obligations is generally determined by subtracting a variable or floating rate from a predetermined amount, the interest rate paid to holders of such obligations will decrease as such variable or floating rate increases and increase as such variable or floating rate decreases. The extent of the increases and decreases in the value of such obligations generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate municipal security having similar credit quality, redemption provisions and maturity.

10

The Fund may sell securities without regard to the length of time they have been held to take advantage of new investment opportunities, yield differentials, or for other reasons. The Fund’s portfolio turnover rate may vary from year to year. A high portfolio turnover rate (100% or more) increases a fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact a fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if a fund had lower portfolio turnover. The turnover rate will not be a limiting factor, however, if the Adviser considers portfolio changes appropriate. The Fund’s portfolio turnover rate is reported in the section entitled “Financial Highlights.”
The Fund’s investments in the types of securities described in this prospectus vary from time to time, and at any time, the Fund may not be invested in all types of securities described in this prospectus. The Fund may also invest in securities and other investments not described in this prospectus. Any percentage limitations with respect to assets of the Fund are applied at the time of purchase.
Portfolio Holdings
A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI, which is available at [www.invescoaim.com.]

11

Fund Management
The Advisers
Invesco Advisers, Inc. (the Adviser or Invesco) serves as the Fund’s investment adviser. The Adviser manages the investment operations of the Fund as well as other investment portfolios that encompass a broad range of investment objectives, and has agreed to perform or arrange for the performance of the Fund’s day-today management. The Adviser is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. The Adviser, as successor in interest to multiple investment advisers, has been an investment adviser since 1976.
The following affiliates of the Adviser (collectively, the affiliated Sub-Advisers) serve as sub-advisers to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund:

		Investment
		Adviser
Name	Address	since
Invesco Asset Management Deutschland Gmbh (Invesco Deutschland)	An der Welle 5, 1(st) Floor, Frankfurt, Germany 60322	1998

Invesco Asset Management Limited (Invesco Asset Management)	30 Finsbury Square, London, EC2A 1AG, United Kingdom	2001

Invesco Asset Management (Japan) Limited (Invesco Japan)	25(th) Floor, Shiroyama Trust Tower, 3-1 Toranomon 4-chome, Minatoku, Tokyo 105-6025	1996

Invesco Australia Limited (Invesco Australia)	333 Collins Street, Level 26, Melbourne Vic 3000, Australia	1983

Invesco Hong Kong Limited (Invesco Hong Kong)	32(nd) Floor, Three Pacific Place, 1 Queen’s Road East, Hong Kong	1994

Invesco Senior Secured Management, Inc. (Invesco Senior Secured)	1166 Avenue of the Americas, New York, New York 10036	1992

Invesco Trimark Ltd. (Invesco Trimark)	5140 Yonge Street, Suite 900, Toronto, Ontario, Canada M2N 6X7	1981

12

The following unaffiliated adviser (the unaffiliated Sub-Adviser) serves as sub-adviser to the Fund and may be appointed by the Adviser from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Fund. It is anticipated that any appointment of the unaffiliated Sub-Adviser would be for a temporary period.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum
First $1 billion	0.47%
Next $500 million	0.445%
Next $500 million	0.42%
Next $500 million	0.395%
Next $2.5 billion	0.37%
Next $2.5 billion	0.345%
Next $2.5 billion	0.32%
Next $2.5 billion	0.295%
Over $12.5 billion	0.27%
Invesco, not the Fund, pays sub-advisory fees, if any.
When issued, a discussion regarding the basis for the Board’s approval of the investment advisory and investment sub-advisory agreements of the Fund will be available in the Fund’s annual report to shareholders.
Portfolio Managers
The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

13

Clint Dudley, Portfolio Manager, has been responsible for the Fund since its inception on                     , 2010 and has been associated with the Adviser since 1998.
Jason Marshall, Portfolio Manager, has been responsible for the Fund since its inception on _____, 2010 and has been associated with the Adviser since 2007. Prior to 2007, Mr. Marshall worked for PNC Financial Services Group, Inc. where he was the vice president of portfolio management.
More information on the portfolio managers may be found at [www.invescoaim.com]. The Web site is not part of the prospectus.
The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.

14

Other Information
Dividends and Distributions
The Fund expects, based on its investment objective and strategies, that its distributions, if any, will consist of ordinary income, capital gains or some combination of both.
Dividends
The Fund generally declares dividends from net investment income daily and pays them monthly.
Capital Gains Distributions
The Fund generally distributes long-term and short-term capital gains (net of any capital loss carryovers), if any, at least annually. During a time of economic downturn, a Fund may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though a fund may experience a current year loss, it may nonetheless distribute prior year capital gains.

15

Financial Highlights
Prior to the date of this prospectus, the Fund had not yet commenced operations; therefore, Financial Highlights are not available.

16

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
Shareholder Account Information
In addition to the Fund, Invesco serves as investment adviser to many other mutual funds. The following information is about the Institutional Classes of the AIM Funds, Invesco Funds and Van Kampen Funds (the Funds), which are offered only to certain eligible institutional investors.
If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the name of an individual investor), the intermediary or conduit investment vehicle may impose rules which differ from, and/or impose a transaction or other fee in addition to, those described in this prospectus.
Additional information is available on the Internet at [www.invescoaim.com], then click on the link for My Account, then Service Center, or consult the Fund’s Statement of Additional Information, which is available on that same website or upon request free of charge. The website is not part of this prospectus.
PURCHASING SHARES
If you hold your shares through a financial intermediary, your eligibility to purchase shares and the terms by which you may purchase, redeem and exchange shares may differ depending on that institution’s policies.
SUITABILITY FOR INVESTORS
The Institutional Class of the Fund is intended solely for use by institutional investors who (i) meet the eligibility requirements set forth below and (ii) trade through an omnibus, trust or similar account with the Fund. Institutional investors will receive an institutional level of Fund services, which generally are limited to buying, selling or exchanging shares. Services such as dollar cost averaging and internet account access are generally limited to retail investors and are not available for institutional investor accounts.
     Shares of the Institutional Class of the Fund are generally available for banks, trust companies and certain other financial intermediaries acting for the benefit of institutional client accounts, collective trust funds, entities acting for the account of a public entity (e.g., Taft-Hartley funds, states, cities or government agencies), funds of funds or other pooled investment vehicles, financial intermediaries and corporations investing for their own accounts, certain defined benefit plans, endowments, foundations an defined contribution plans offered pursuant to Sections 401, 457, 403(a), or 403(b) or (c) of the Internal Revenue Code (the Code) (defined contribution plans offered pursuant to Section 403(b) must be sponsored by a Section 501(c) (3) organization) which meet asset and/or minimum initial investment requirements.
     As illustrated in the table below, the Institutional Class minimum investment amounts are as follows: (i) for an institutional investor that is a defined contribution plan for which the sponsor has combined defined contribution plan and defined benefit plan assets of at least $100 million, there is no minimum initial investment requirement; otherwise the minimum initial investment requirement for an institutional investor that is a defined contribution plan is $10 million per client sub-account; (ii) for an institutional investor that is a bank, trust company or certain other financial intermediary acting for the benefit of institutional client accounts, the minimum initial investment requirement is $10 million per client sub-account; (iii) for certain other institutional investors, the minimum initial investment requirement is $1 million per client sub-account; and (iv) for defined benefit plans, funds of funds or other pooled investment vehicles, there is no minimum initial investment requirement.
Shares Sold Without Sales Charges
You will not pay an initial or contingent deferred sales charge on purchases of any Institutional Class shares.
Minimum Investments
The minimum investments for Institutional Class accounts are as follows:

	Initial		Additional
Type of Account	Investments		Investments
Defined Contribution Plan (for which sponsor has $100 million in combined DC and DB assets)	$0		$0
Defined Contribution Plan (for which sponsor has less than $100 million in combined DC and DB assets)	$10	million	$0
Banks, Trust Companies and certain other financial intermediaries	$10	million	$0
Financial Intermediaries and other Corporations acting for their own accounts	$1	million	$0
Foundations or Endowments	$1	million	$0

A-1

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS

	Initial		Additional
Type of Account	Investments		Investments
Other institutional investors	$1	million	$0
Defined Benefit Plan	$0		$0
Pooled investment vehicles (e.g., fund of funds)	$0		$0
How to Purchase Shares
Purchase Options

	Opening An Account	Adding To An Account
Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary. The financial adviser or financial intermediary should mail your completed account application to the transfer agent,
Invesco Aim Investment Services, Inc.,
P.O. Box 0843,
Houston, TX 77210-0843.

The financial adviser or financial intermediary should call the transfer agent at (800) 659-1005 to receive a reference number.
	Then, use the following wire instructions:	Contact your financial adviser or financial intermediary.

Beneficiary Bank ABA/Routing #: 021000021 Beneficiary Account Number: 00100366732 Beneficiary Account Name: Invesco Aim Investment Services, Inc. RFB: Fund Name, Reference # OBI: Your Name, Account #

By Telephone and Wire	Open your account through a financial adviser or financial intermediary as described above.	Call the transfer agent at (800) 659-1005 and wire payment for your purchase order in accordance with the wire instructions listed above.
     Purchase orders will not be processed unless the account application and purchase payment are received in good order. In accordance with the USA PATRIOT Act, if you fail to provide all the required information requested in the current account application, your purchase order will not be processed. Additionally, federal law requires that the Fund verify and record your identifying information.
Automatic Dividend and Distribution Investment
All of your dividends and distributions may be paid in cash or reinvested in the same Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same Fund.
REDEEMING SHARES
How to Redeem Shares

Through a Financial Adviser or Financial Intermediary	Contact your financial adviser or financial intermediary (including your retirement plan administrator). Redemption proceeds will be sent in accordance with the wire instructions specified in the account application provided to the transfer agent. The transfer agent must receive your financial adviser’s or financial intermediary’s call before the close of the customary trading session of the New York Stock Exchange (NYSE) on days the NYSE is open for business in order to effect the redemption at that day’s closing price.

By Telephone	A person who has been authorized in the account application to effect transactions may make redemptions by telephone. You must call the transfer agent before the close of the customary trading session of the NYSE on days the NYSE is open for business in order to effect the redemption at that day’s closing price.
Timing and Method of Payment
We normally will send out redemption proceeds within one business day, and in any event no more than seven days, after your redemption request is received in good order (meaning that all necessary information and documentation related to the redemption request have been provided to the transfer agent). If your request is not in good order, we may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the Securities and Exchange Commission (SEC) declares an emergency or normal trading is halted on the NYSE.

A-2

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     If you redeem by telephone, we will transmit the amount of redemption proceeds electronically to your pre-authorized bank account.
     We use reasonable procedures to confirm that instructions communicated via telephone are genuine, and we are not liable for losses arising from actions taken in accordance with instructions that are reasonably believed to be genuine.
Redemptions in Kind
Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind).
Redemptions Initiated by the Funds
If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.
Redemption Fees
Certain Funds impose a 2% redemption fee (on redemption proceeds) if you redeem or exchange shares within 31 days of purchase. Please refer to the applicable Fund’s prospectus to determine whether that Fund imposes a redemption fee. As of the date of this prospectus, the following Funds impose redemption fees:
AIM China Fund
AIM Developing Markets Fund
AIM Floating Rate Fund
AIM Global Core Equity Fund
Van Kampen Emerging Markets Fund
Van Kampen High Yield Fund
Van Kampen International Growth Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM High Yield Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM International Total Return Fund
AIM Japan Fund
AIM Trimark Fund
     The redemption fee will be retained by the Fund from which you are redeeming or exchanging shares, and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee is imposed on a first-in, first-out basis which means that you will redeem shares in the order of their purchase.
     Redemption fees generally will not be charged in the following circumstances:
•	Redemptions and exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to assess the redemption fees.

•	Redemptions and exchanges of shares held by funds of funds, qualified tuition plans maintained pursuant to Section 529 of the Code, variable insurance contracts or separately managed qualified default investment alternative vehicles maintained pursuant to Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended (ERISA), which use the funds as underlying investments.

•	Redemptions and exchanges effectuated pursuant to an intermediary’s automatic investment rebalancing or dollar cost averaging programs or systematic withdrawal plans.

•	Redemptions requested within 31 days following the death or post-purchase disability of an account owner.

•	Redemptions or exchanges initiated by a Fund.
     The following shares are not subject to redemption fees, irrespective of whether they are redeemed in accordance with any of the exceptions set forth above:
•	Shares acquired through the reinvestment of dividends and distributions.

•	Shares acquired in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or individual retirement account (IRA) to the trustee or custodian of another employee benefit plan or IRA.
     Shares held by employee benefit plans will only be subject to redemption fees if the shares were acquired by exchange and are redeemed by exchange within 31 days of purchase.
     Some investments in the Funds are made through accounts that are maintained by intermediaries (rather than the Funds’

A-3

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
transfer agent) and some investments are made indirectly through products that use the Funds as underlying investments, such as employee benefit plans, Funds of Funds, qualified tuition plans, and variable insurance contracts (these products are generally referred to as conduit investment vehicles). If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary account or conduit investment vehicle may be considered an individual shareholder of the Funds for purposes of assessing redemption fees. In these cases, the Funds are likely to be limited in their ability to assess redemption fees on transactions initiated by individual investors, and the applicability of redemption fees will be determined based on the aggregate holdings and redemptions of the intermediary account or the conduit investment vehicle. If shares of the Funds are held in an account maintained by an intermediary or in the name of a conduit investment vehicle (and not in the names of individual investors), the intermediary or conduit investment vehicle may impose rules intended to limit short-term money movements in and out of the Funds which differ from those described in this prospectus. In such cases, there may be redemption fees imposed by the intermediary or conduit investment vehicle on different terms (and subject to different exceptions) than those set forth above. Please consult your financial adviser or other financial intermediary for details.
     The Funds have the discretion to waive the 2% redemption fee if a Fund is in jeopardy of losing its registered investment company qualification for tax purposes.
     Your financial adviser or other financial intermediary may charge service fees for handling redemption transactions.
EXCHANGING SHARES
You may, under most circumstances, exchange Institutional Class shares in one Fund for Institutional Class shares of another Fund. An exchange is the purchase of shares in one Fund which is paid for with the proceeds from a redemption of shares of another Fund effectuated on the same day. Before requesting an exchange, review the prospectus of the Fund you wish to acquire.
     All exchanges are subject to the limitations set forth in the prospectuses of the Funds. If you wish to exchange shares of one Fund for those of another Fund, you must consult the prospectus of the Fund whose shares you wish to acquire to determine whether the Fund is offering shares to new investors and whether you are eligible to acquire shares of that Fund.
Exchange Conditions
The following conditions apply to all exchanges:
•	Shares must have been held for at least one day prior to the exchange with the exception of dividends and distributions that are reinvested; and

•	If you have physical share certificates, you must return them to the transfer agent in order to effect the exchange.
     Under unusual market conditions, a Fund may delay the exchange of shares for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. The exchange privilege is not an option or right to purchase shares.
Any of the participating Funds or the distributor may modify or terminate this privilege at any time. The Fund or Invesco Aim Distributors, Inc. (“Invesco Aim Distributors”) will provide you with notice of such modification or termination if it is required to do so by law.
Limit on the Number of Exchanges
You will generally be limited to four exchanges out of a Fund per calendar year; provided, however, that the following transactions will not count toward the exchange limitation:
•	Exchanges of shares held in accounts maintained by intermediaries that do not have the systematic capability to apply the exchange limitation.

•	Exchanges of shares held by funds of funds and insurance company separate accounts which use the funds as underlying investments.

•	Exchanges effectuated pursuant to automatic investment rebalancing or dollar cost averaging programs.

•	Exchanges initiated by a Fund or by the trustee, administrator or other fiduciary of an employee benefit plan (not in response to distribution or exchange instructions received from a plan participant).

•	If you acquire shares in connection with a rollover or transfer of assets from the trustee or custodian of an employee benefit plan or IRA to the trustee or custodian of a new employee benefit plan or IRA, your first reallocation of those assets will not count toward the exchange limitation.
     Each Fund reserves the discretion to accept exchanges in excess of these guidelines on a case-by-case basis if the Fund, or its designated agent, believes that granting such exceptions would be consistent with the best interests of shareholders.

A-4

AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     If you exchange shares of one Fund for shares of multiple other Funds as part of a single transaction, that transaction is counted as one exchange out of a Fund.
RIGHTS RESERVED BY THE FUNDS
Each Fund and its agent reserves the right at any time to:
•	Reject or cancel all or any part of any purchase or exchange order.

•	Modify any terms or conditions related to the purchase, redemption or exchange of shares of any Fund.

•	Suspend, change or withdraw all or any part of the offering made by this Prospectus.
EXCESSIVE SHORT-TERM TRADING ACTIVITY (MARKET TIMING) DISCLOSURES
While the Funds provide their shareholders with daily liquidity, their investment programs are designed to serve long-term investors and are not designed to accommodate excessive short-term trading activity in violation of our policies described below. Excessive short-term trading activity in the Funds’ shares (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa) may hurt the long-term performance of certain Funds by requiring them to maintain an excessive amount of cash or to liquidate portfolio holdings at a disadvantageous time, thus interfering with the efficient management of such Funds by causing them to incur increased brokerage and administrative costs. Where excessive short-term trading activity seeks to take advantage of arbitrage opportunities from stale prices for portfolio securities, the value of Fund shares held by long-term investors may be diluted. The Board has adopted policies and procedures designed to discourage excessive or short-term trading of Fund shares for all Funds. However, there is the risk that these Funds’ policies and procedures will prove ineffective in whole or in part to detect or prevent excessive or short-term trading. These Funds may alter their policies at any time without prior notice to shareholders if the adviser believes the change would be in the best interests of long-term shareholders.
     Invesco Aim Affiliates currently use the following tools designed to discourage excessive short-term trading in the Funds:
•	Trade activity monitoring.

•	Trading guidelines.

•	Redemption fees on trades in certain Funds.

•	The use of fair value pricing consistent with procedures approved by the Board.
     Each of these tools is described in more detail below. Although these tools are designed to discourage excessive short-term trading, you should understand that none of these tools alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these tools involves judgments that are inherently subjective. Invesco Aim Affiliates seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests.
     AIM Limited Maturity Treasury Fund. The Board of AIM Limited Maturity Treasury Fund has not adopted any policies and procedures that would limit frequent purchases and redemptions of such Fund’s shares. The Board considered the risks of not having a specific policy that limits frequent purchases and redemptions and determined that those risks were minimal. Nonetheless, to the extent that AIM Limited Maturity Treasury Fund must maintain additional cash and/or securities with short-term durations in greater amounts than may otherwise be required or borrow to honor redemption requests, AIM Limited Maturity Treasury Fund’s yield could be negatively impacted.
     The Board does not believe that it is appropriate to adopt any such policies and procedures for the Fund for the following reasons:
•	Many investors use AIM Limited Maturity Treasury Fund as a short-term investment alternative and should be able to purchase and redeem shares regularly and frequently.

•	One of the advantages of AIM Limited Maturity Treasury Fund as compared to other investment options is liquidity. Any policy that diminishes the liquidity of AIM Limited Maturity Treasury Fund will be detrimental to the continuing operations of such Fund.
Trade Activity Monitoring
Invesco Aim Affiliates monitor selected trades on a daily basis in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, Invesco Aim Affiliates believe that a shareholder has engaged in excessive short-term trading, they will seek to act in a manner that they believe is consistent with the best interests of long-term investors, which may include taking steps such as (i) asking the shareholder to take action to stop such activities or (ii) refusing to process future purchases or exchanges related to such activities in the shareholder’s accounts. Invesco Aim Affiliates will use reasonable efforts to apply the Fund’s policies uniformly given the practical limitations described above.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     The ability of Invesco Aim Affiliates to monitor trades that are made through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Trading Guidelines
You will be limited to four exchanges out of a Fund per calendar year (other than the money market Funds and AIM Limited Maturity Treasury Fund). If you meet the four exchange limit within a Fund in a calendar year, or a Fund or an Invesco Aim Affiliate determines, in its sole discretion, that your short-term trading activity is excessive (regardless of whether or not you exceed such guidelines), it may, in its sole discretion, reject any additional purchase and exchange orders.
Redemption Fees
You may be charged a 2% redemption fee if you redeem, including redeeming by exchange, shares of certain Funds within 31 days of purchase. The ability of a Fund to assess a redemption fee on redemptions effectuated through accounts that are maintained by intermediaries (rather than the Funds’ transfer agent) and through conduit investment vehicles may be severely limited or non-existent.
Fair Value Pricing
Securities owned by a Fund are to be valued at current market value if market quotations are readily available. All other securities and assets of a Fund for which market quotations are not readily available are to be valued at fair value determined in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
PRICING OF SHARES
Determination of Net Asset Value
The price of each Fund’s shares is the Fund’s net asset value per share. The Funds value portfolio securities for which market quotations are readily available at market value. The Funds value all other securities and assets for which market quotations are unavailable or unreliable at their fair value in good faith using procedures approved by the Board. The Board has delegated the daily determination of good faith fair value methodologies to Invesco Aim’s Valuation Committee, which acts in accordance with Board approved policies. On a quarterly basis, Invesco Aim provides the Board various reports indicating the quality and effectiveness of its fair value decisions on portfolio holdings. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.
     Even when market quotations are available, they may be stale or unreliable because the security is not traded frequently, trading on the security ceased before the close of the trading market or issuer specific events occurred after the security ceased trading or because of the passage of time between the close of the market on which the security trades and the close of the NYSE and when the Fund calculates its net asset value. Issuer specific events may cause the last market quotation to be unreliable. Such events may include a merger or insolvency, events which affect a geographical area or an industry segment, such as political events or natural disasters, or market events, such as a significant movement in the U.S. market. Where market quotations are not readily available, including where Invesco Aim determines that the closing price of the security is unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board. Fair value pricing may reduce the ability of frequent traders to take advantage of arbitrage opportunities resulting from potentially “stale” prices of portfolio holdings. However, it cannot eliminate the possibility of frequent trading.
     Fair value is that amount that the owner might reasonably expect to receive for the security upon its current sale. Fair value requires consideration of all appropriate factors, including indications of fair value available from pricing services. A fair value price is an estimated price and may vary from the prices used by other mutual funds to calculate their net asset values.
     Invesco Aim may use indications of fair value from pricing services approved by the Board. In other circumstances, the Invesco Aim Valuation Committee may fair value securities in good faith using procedures approved by the Board. As a means of evaluating its fair value process, Invesco Aim routinely compares closing market prices, the next day’s opening prices for the security in its primary market if available, and indications of fair value from other sources. Fair value pricing methods and pricing services can change from time to time as approved by the Board.
     Specific types of securities are valued as follows:
     Senior Secured Floating Rate Loans and Senior Secured Floating Rate Debt Securities. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using evaluated quotes provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as market quotes, ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
and other market data.
     Domestic Exchange Traded Equity Securities. Market quotations are generally available and reliable for domestic exchange traded equity securities. If market quotations are not available or are unreliable, Invesco Aim will value the security at fair value in good faith using procedures approved by the Board.
     Foreign Securities. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE events occur that are significant and may make the closing price unreliable, the fund may fair value the security. If an issuer specific event has occurred that Invesco Aim determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value. Invesco Aim also relies on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco Aim believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco Aim will use the indication of fair value from the pricing service to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time.
     Fund securities primarily traded on foreign markets may trade on days that are not business days of the Fund. Because the net asset value of Fund shares is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when you will not be able to purchase or redeem shares of the Fund.
     Fixed Income Securities. Government, corporate, asset-backed and municipal bonds, convertible securities, including high yield or junk bonds, and loans, normally are valued on the basis of prices provided by independent pricing services. Prices provided by the pricing services may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, maturity and other market data. Prices received from pricing services are fair value prices. In addition, if the price provided by the pricing service and independent quoted prices are unreliable, the Invesco Aim Valuation Committee will fair value the security using procedures approved by the Board.
     Short-term Securities. The Funds’ short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM High Income Municipal Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
     Futures and Options. Futures contracts are valued at the final settlement price set by the exchange on which they are principally traded. Options are valued on the basis of market quotations, if available.
     Swap Agreements. Swap Agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are based on a model that may include end of day net present values, spreads, ratings, industry and company performance.
     Open-end Funds. To the extent a Fund invests in other open-end funds, other than open-end funds that are exchange traded, the investing Fund will calculate its net asset value using the net asset value of the underlying fund in which it invests.
     Each Fund determines the net asset value of its shares on each day the NYSE is open for business (a business day), as of the close of the customary trading session, or earlier NYSE closing time that day.
     For financial reporting purposes and shareholder transactions on the last day of the fiscal quarter, transactions are normally accounted for on a trade date basis. For purposes of executing shareholder transactions in the normal course of business (other than shareholder transactions at a fiscal period-end), each Fund’s portfolio securities transactions are recorded no later than the first business day following the trade date.
     The Balanced-Risk Allocation Fund and Commodities Alpha Fund may each invest up to 25% of their total assets in shares of their respective Subsidiaries. The Subsidiaries offers to redeem all or a portion of its shares at the current net asset value per share every regular business day. The value of shares of the Subsidiaries will fluctuate with the value of the respective Subsidiary’s portfolio investments. The Subsidiaries price their portfolio investments pursuant to the same pricing and valuation methodologies and procedures used by the Funds, which require, among other things, that each of the Subsidiaries’ portfolio investments be marked-to-market (that is, the value on each of the Subsidiary’s books changes) each business day to reflect changes in the market value of the investment.
Timing of Orders
You can purchase, exchange or redeem shares on each business day prior to the close of the customary trading session or any earlier NYSE closing time that day. The Funds price purchase, exchange and redemption orders at the net asset value calculated

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
after the transfer agent receives an order in good order. Any applicable sales charges are applied at the time an order is processed. A Fund may postpone the right of redemption only under unusual circumstances, as allowed by the SEC, such as when the NYSE restricts or suspends trading.
TAXES
A Fund intends to qualify each year as a regulated investment company and, as such, is not subject to entity-level tax on the income and gain it distributes to shareholders. If you are a taxable investor, dividends and distributions you receive from a Fund generally are taxable to you whether you reinvest distributions in additional Fund shares or take them in cash. Every year, you will be sent information showing the amount of dividends and distributions you received from a Fund during the prior calendar year. In addition, investors in taxable accounts should be aware of the following basic tax points as supplemented below where relevant:
Fund Tax Basics
•	A Fund earns income generally in the form of dividends or interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable to you as ordinary income.

•	Distributions of net short-term capital gains are taxable to you as ordinary income. A Fund with a high portfolio turnover rate (a measure of how frequently assets within a Fund are bought and sold) is more likely to generate short-term capital gains than a Fund with a low portfolio turnover rate.

•	Distributions of net long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your Fund shares.

•	If you are an individual and meet certain holding period requirements, a portion of income dividends paid to you by a Fund may be designated as qualified dividend income eligible for taxation at long-term capital gain rates. These reduced rates generally are available (through 2010) for dividends derived from a Fund’s investment in stocks of domestic corporations and qualified foreign corporations. In the case of a Fund that invests primarily in debt securities, either none or only a nominal portion of the dividends paid by the Fund will be eligible for taxation at these reduced rates.

•	Distributions declared to shareholders with a record date in December —if paid to you by the end of January— are taxable for federal income tax purposes as if received in December.

•	Any long-term or short-term capital gains realized from redemptions of Fund shares will be subject to federal income tax. For tax purposes, an exchange of your shares for shares of another Fund is the same as a sale.

•	At the time you purchase your Fund shares, the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. This is sometimes referred to as “buying a dividend.”

•	By law, if you do not provide a Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

•	You will not be required to include the portion of dividends paid by the Fund derived from interest on U.S. government obligations in your gross income for purposes of personal and, in some cases, corporate income taxes in many state and local tax jurisdictions. The percentage of dividends that constitutes dividends derived from interest on federal obligations will be determined annually. This percentage may differ from the actual percentage of interest received by the Fund on federal obligations for the particular days on which you hold shares.

•	Fund distributions and gains from sale or exchange of your Fund shares generally are subject to state and local income taxes.

•	If a Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit. You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

•	Foreign investors should be aware that U.S. withholding, special certification requirements to avoid U.S. backup withholding and claim any treaty benefits and estate taxes may apply to an investment in a Fund.
The above discussion concerning the taxability of Fund dividends and distributions and of redemptions and exchanges of Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401, 403, 408, 408A and 457 of the Code, individual retirement accounts (IRAs) and Roth IRAs.
Tax-Exempt and Municipal Funds
•	You will not be required to include the “exempt-interest” portion of dividends paid by the Fund in your gross income for federal income tax purposes. You will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on your federal income tax returns. The percentage of dividends that constitutes exempt-interest dividends will be determined annually. This percentage may differ from the actual percentage of exempt interest received by the Fund for the particular days in which you hold shares.

•	A Fund may invest in municipal securities the interest on which constitutes an item of tax preference and could give rise to a federal alternative minimum tax liability for you. However, under recently enacted provisions of the American Recovery and Reinvestment Act of 2009, tax exempt interest on such municipal securities issued in 2009 and 2010 is not an item of tax preference for purposes of the alternative minimum tax.

•	Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are exempt from that state’s personal income tax. Most states, however, do not grant tax-free treatment to interest from municipal securities of other states.

•	A Fund may invest a portion of its assets in securities that pay income that is not tax-exempt. To the extent that dividends paid by a Fund are derived from taxable investments or realized capital gains, they will be taxable as ordinary income or long-term capital gains.

•	A Fund may distribute to you any market discount and net short-term capital gains from the sale of its portfolio securities. If you are a taxable investor, Fund distributions from this income are taxable to you as ordinary income, and generally will neither qualify for the dividends received deduction in the case of corporate shareholders nor as qualified dividend income subject to reduced rates of taxation in the case of noncorporate shareholders.

•	Exempt-interest dividends from a Fund are taken into account when determining the taxable portion of your social security or railroad retirement benefits, may be subject to state and local income taxes, may affect the deductibility of interest on certain indebtedness, and may have other collateral federal income tax consequences for you.

•	There are risks that: (a) a security issued as tax-exempt may be reclassified by the Internal Revenue Service or a state tax authority as taxable and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possibly retroactively, subjecting you to increased tax liability. In addition, such reclassifications or actions could cause the value of a security, and therefore, the value of the Fund’s shares, to decline.
Money Market Funds
•	A Fund does not anticipate realizing any long-term capital gains.

•	Because a Fund expects to maintain a stable net asset value of $1.00 per share, investors should not have any gain or loss on sale or exchange of Fund shares.
Real Estate Funds
•	Because of “noncash” expenses such as property depreciation, the cash flow of a REIT that owns properties will exceed its taxable income. The REIT, and in turn a Fund, may distribute this excess cash to shareholders. Such a distribution is classified as a return of capital. Return-of capital distributions generally are not taxable to you. Your cost basis in your Fund

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
shares will be decreased by the amount of any return of capital. Any return of capital distributions in excess of your cost basis will be treated as capital gains.

•	The Fund may derive “excess inclusion income” from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S.-qualified REIT. If, contrary to expectations, the Fund were to receive excess inclusion income in excess of certain threshold amounts, such income would be allocated to Fund shareholders with special tax consequences.

•	The sale of a U.S. real property interest by a REIT in which a Fund invests may trigger special tax consequences to the Fund’s foreign shareholders.
Balanced-Risk Allocation Fund and Commodities Alpha Fund
•	The Funds’ strategies of investing in derivatives and financially-linked instruments whose performance is expected to correspond to the fixed income, equity and commodity markets may cause the Funds to recognize more ordinary income and short-term capital gains taxable as ordinary income than would be the case if the Funds invested directly in debt instruments, stocks and commodities.

•	The Funds must meet certain requirements under the Internal Revenue Code (the Code) for favorable tax treatment as a regulated investment company, including asset diversification and income requirements. The Funds intend to limit their investments in their respective Subsidiaries to no more than 25% of the value of each Fund’s total assets in order to satisfy the asset diversification requirement. Additionally, the Balanced-Risk Allocation Fund has received a private letter ruling (PLR) from the IRS holding that the Balanced-Risk Allocation Fund’s income derived from its Subsidiary’s investments in commodity-linked derivatives is qualifying income.
This discussion of “Taxes” is for general information only and not tax advice. All investors should consult their own tax advisers as to the federal, state, local and foreign tax provisions applicable to them.
PAYMENTS TO FINANCIAL INTERMEDIARIES
Invesco Aim Distributors or one or more of its corporate affiliates (collectively, Invesco Aim Affiliates) may make cash payments to financial intermediaries in connection with the promotion and sale of shares of the Funds. These cash payments may include cash payments and other payments for certain marketing and support services. Invesco Aim Affiliates make these payments from their own resources. In the context of this prospectus, “financial intermediaries” include any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, retirement plan administrator, insurance company and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Affiliates.
     Invesco Aim Affiliates make payments as incentives to certain financial intermediaries to promote and sell shares of the Funds. The benefits Invesco Aim Affiliates receive when they make these payments include, among other things, placing the Fund on the financial intermediary’s Funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial intermediary’s sales force or to the financial intermediary’s management. These payments are sometimes referred to as “shelf space” payments because the payments compensate the financial intermediary for including the Funds in its Fund sales system (on its “sales shelf”). Invesco Aim Affiliates compensate financial intermediaries differently depending typically on the level and/or type of considerations provided by the financial intermediary. The payments Invesco Aim Affiliates make may be calculated based on sales of shares of the Funds (Sales-Based Payments), in which case the total amount of such payments shall not exceed 0.10% of the public offering price of all shares sold by the financial intermediary during the particular period. Payments may also be calculated based on the average daily net assets of the applicable Funds attributable to that particular financial intermediary (Asset-Based Payments), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Affiliates may pay a financial intermediary either or both Sales-Based Payments and Asset-Based Payments.
     Invesco Aim Affiliates are motivated to make these payments as they promote the sale of Fund shares and the retention of those investments by clients of financial intermediaries. To the extent financial intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Affiliates benefit from the incremental management and other fees paid to Invesco Aim Affiliates by the Funds with respect to those assets.

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AIM FUNDS — INVESCO FUNDS — VAN KAMPEN FUNDS
INSTITUTIONAL CLASS
     Invesco Aim Affiliates also may make payments to certain financial intermediaries for certain administrative services, including record keeping and sub-accounting of shareholder accounts pursuant to a sub-transfer agency or sub-accounting agreement. All fees payable by Invesco Aim Affiliates under this category of services are charged back to the Funds, subject to certain limitations approved by the Funds’ Boards of Trustees (collectively, the Board).
     You can find further details in the Fund’s Statement of Additional Information about these payments and the services provided by financial intermediaries. In certain cases these payments could be significant to the financial intermediaries. Your financial adviser may charge you additional fees or commissions other than those disclosed in this prospectus. You can ask your financial adviser about any payments it receives from Invesco Aim Affiliates or the Funds, as well as about fees and/or commissions it charges.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Aim Investment Services, Inc. at 800-959-4246 or contact your financial institution. We will begin sending you individual copies for each account within thirty days after receiving your request.

A-11

Obtaining Additional Information
More information may be obtained free of charge upon request. The SAI, a current version of which is on file with the SEC, contains more details about the Fund and is incorporated by reference into the prospectus (is legally a part of the prospectus). Annual and semiannual reports to shareholders contain additional information about the Fund’s investments. The Fund’s annual report also discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund also files its complete schedule of portfolio holdings with the SEC for the 1st and 3rd quarters of each fiscal year on Form N-Q.
If you have questions about an AIM Fund or your account, or you wish to obtain a free copy of a current SAI, annual or semiannual reports or Form N-Q, please contact us.

By Mail:	Invesco Aim Investment Services, Inc. P.O. Box 4739, Houston, TX 77210-4739

By Telephone:	(800) 959-4246

On the Internet:	You can send us a request by e-mail or download prospectuses, SAI, annual or semiannual reports via our Web site: [www.invescoaim.com]
You can also review and obtain copies of SAIs, annual or semiannual reports, Forms N-Q and other information at the SEC’s Public Reference Room in Washington, DC; on the EDGAR database on the SEC’s Web site (http://www.sec.gov); or, after paying a duplicating fee, by sending a letter to the SEC’s Public Reference Section, Washington, DC 20549-1520 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-551-8090 for information about the Public Reference Room.

Van Kampen U.S. Mortgage Fund SEC 1940 Act file number: 811-_______

[invescoaim.com]

Statement of Additional Information	[ ], 2010
AIM Growth Series

This Statement of Additional Information relates to each portfolio (each a “Fund,” collectively the “Funds”) of AIM Growth Series listed below. Each Fund offers separate classes of shares as follows:

Fund	Class A	Class B	Class C	Class Y	Institutional
Invesco Convertible Securities Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	N/A
Van Kampen Asset Allocation Conservative Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	N/A
Van Kampen Asset Allocation Growth Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	N/A
Van Kampen Asset Allocation Moderate Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	N/A
Van Kampen Harbor Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]
Van Kampen Leaders Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	N/A
Van Kampen Real Estate Securities Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]
Van Kampen U.S. Mortgage Fund	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]	[ticker symbol]

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Subject to Completion — Dated , 2009

Statement of Additional Information	, 2010

AIM Growth Series
This Statement of Additional Information is not a Prospectus, and it should be read in conjunction with the Prospectuses for the Funds listed below. When issued, portions of each Fund’s financial statements will be incorporated into this Statement of Additional Information by reference to such Fund’s most recent Annual Report to shareholders. You may obtain, without charge, a copy of any Prospectus and/or Annual Report for any Fund listed below from an authorized dealer or by writing to:
Invesco Aim Investment Services, Inc.
P.O. Box 4739
Houston, Texas 77210-4739
or by calling (800) 959-4246
or on the Internet: www.invescoaim.com
This Statement of Additional Information, dated                     , 2010, relates to the Class A, Class B, Class C and Class Y (collectively, the “Retail Classes”) and Institutional Class shares, as applicable, of the following Prospectuses:

Institutional
Fund	Retail Classes	Classes
Invesco Convertible Securities Fund	, 2010	N/A
Van Kampen Asset Allocation Conservative Fund	, 2010	N/A
Van Kampen Asset Allocation Growth Fund	, 2010	N/A
Van Kampen Asset Allocation Moderate Fund	, 2010	N/A
Van Kampen Harbor Fund	, 2010	, 2010
Van Kampen Leaders Fund	, 2010	N/A
Van Kampen Real Estate Securities Fund	, 2010	, 2010
Van Kampen U.S. Mortgage Fund	, 2010	, 2010

AIM GROWTH SERIES
Statement of Additional Information

i

Distributor	99
Distribution Plans	100
FINANCIAL STATEMENTS	106
PENDING LITIGATION	106

ii

GENERAL INFORMATION ABOUT THE TRUST
Fund History
     AIM Growth Series (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company. The Trust was originally organized as a Massachusetts business trust on February 19, 1985 and re-organized as a Delaware business trust on May 29, 1998. Under the Trust’s Agreement and Declaration of Trust, as amended (the “Trust Agreement”), the Board of Trustees of the Trust (the “Board”) is authorized to create new series of shares without the necessity of a vote of shareholders of the Trust.
Shares of Beneficial Interest
     Shares of beneficial interest of the Trust are redeemable at their net asset value subject, in certain circumstances, to a contingent deferred sales charge or redemption fee, if applicable, at the option of the shareholder or at the option of the Trust in certain circumstances.
     The Trust allocates moneys and other property it receives from the issue or sale of shares of each of its series of shares, and all income, earnings and profits from such issuance and sales, subject only to the rights of creditors, to the appropriate Fund. These assets constitute the underlying assets of each Fund, are segregated on the Trust’s books of account, and are charged with the expenses of such Fund and its respective classes. The Trust allocates any general expenses of the Trust not readily identifiable as belonging to a particular Fund subject to oversight by the Board, primarily on the basis of relative net assets, or other relevant factors.
     Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such Fund as are declared by the Board.
     Each class of shares represents an interest in the same portfolio of investments. Differing sales charges and expenses will result in differing net asset values and dividends and distributions. Upon any liquidation of the Trust, shareholders of each class are entitled to share pro rata in the net assets belonging to the applicable Fund allocable to such class available for distribution after satisfaction of outstanding liabilities of the Fund allocable to such class.
     The Trust is not required to hold annual or regular meetings of shareholders. Meetings of shareholders of a Fund or class will be held from time to time to consider matters requiring a vote of such shareholders in accordance with the requirements of the 1940 Act, state law or the provisions of the Trust Agreement. It is not expected that shareholder meetings will be held annually.
     Each share of a Fund generally has the same voting, dividend, liquidation and other rights; however, each class of shares of a Fund is subject to different sales loads, conversion features, exchange privileges and class-specific expenses. Only shareholders of a specific class may vote on matters relating to that class’s distribution plan.

     Because Class B shares automatically convert to Class A generally on or about month-end which is at least eight years after the date of purchase, the Funds’ Agreement and Declaration of Trust/distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act requires that Class B shareholders must also approve any material increase in distribution fees submitted to Class A shareholders of that Fund. A pro rata portion of shares from reinvested dividends and distributions convert along with the Class B shares.
     Except as specifically noted above, shareholders of each Fund are entitled to one vote per share (with proportionate voting for fractional shares), irrespective of the relative net asset value of the shares of a Fund. However, on matters affecting an individual Fund or class of shares, a separate vote of shareholders of that Fund or class is required. Shareholders of a Fund or class are not entitled to vote on any matter which does not affect that Fund or class but that requires a separate vote of another Fund or class. An example of a matter that would be voted on separately by shareholders of each Fund is the approval of the advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). When issued, shares of each Fund are fully paid and nonassessable, have no preemptive or subscription rights, and are freely transferable. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights. Shares do not have cumulative voting rights, which means that when shareholders elect trustees, holders of more than 50% of the shares voting for the election of trustees can elect all of the trustees of the Trust, and the holders of fewer than 50% of the shares voting for the election of trustees will not be able to elect any trustees.
     Under Delaware law, shareholders of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of private for-profit corporations organized under Delaware law. There is a remote possibility, however, that shareholders could, under certain circumstances, be held liable for the obligations of the Trust to the extent the courts of another state, which does not recognize such limited liability, were to apply the laws of such state to a controversy involving such obligations. The Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees to all parties, and each party thereto must expressly waive all rights of action directly against shareholders of the Trust. The Trust Agreement provides for indemnification out of the property of a Fund for all losses and expenses of any shareholder of such Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which a Fund is unable to meet its obligations and the complaining party is not held to be bound by the disclaimer.
     The trustees and officers of the Trust will not be liable for any act, omission or obligation of the Trust or any trustee or officer; however, a trustee or officer is not protected against any liability to the Trust or to the shareholders to which a trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office with the Trust (“Disabling Conduct”). The Trust’s Bylaws generally provide for indemnification by the Trust of the trustees, officers and employees or agents of the Trust, provided that such persons have not engaged in Disabling Conduct. Indemnification does not extend to judgments or amounts paid in settlement in any actions by or in the right of the Trust. The Trust Agreement also authorizes the purchase of liability insurance on behalf of trustees and officers. The Trust’s Bylaws provide for the advancement of payments of expenses to current and former trustees, officers and employees or agents of the Trust, or anyone serving at their request, in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding, for which such person would be entitled to indemnification; provided that any advancement of expenses would be reimbursed unless it is ultimately determined that such person is entitled to indemnification for such expenses.
     Share Certificates. Shareholders of the Funds do not have the right to demand or require the Trust to issue share certificates and share certificates are not issued.

DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS
Classification
     The Trust is an open-end management investment company. Each of the Funds except Van Kampen Real Estate Securities Fund, Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund and Van Kampen Leaders Fund is “diversified” for purposes of the 1940 Act. Van Kampen Real Estate Securities Fund, Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund and Van Kampen Leaders Fund, are “non-diversified” for purposes of the 1940 Act, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can.
Classification
Asset Allocation Funds
     Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund, Van Kampen Asset Allocation Moderate Fund (collectively, the “Asset Allocation Funds”) and Van Kampen Leaders Fund are “funds of funds” which invest in other underlying funds (“Underlying Funds”) and do not directly invest in the securities or use the investment techniques discussed below under “Investment Strategies and Risks.”
     Van Kampen Leaders Fund makes equal allocations of its assets to the following three Underlying Funds: Van Kampen Comstock Fund, Van Kampen Equity and Income Fund and Van Kampen International Growth Fund. The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Adviser and the Fund’s allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 5% of the pre-determined fixed percentage allocation basis.
     A list of the Underlying Funds in which the Asset Allocation Funds invest can be found in Schedule I to this SAI. Additional information regarding the manner in which Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund and Van Kampen Asset Allocation Moderate Fund allocate their investments among the Underlying Funds is set forth in such Funds’ Prospectus. The actual percentage allocations for the Asset Allocation Funds will vary from the target weightings in the Underlying Funds due to factors such as market movements and capital flows. Invesco automatically rebalances the Asset Allocation Funds’ investments in the Underlying Funds on an annual basis to bring them back within their percentage allocations. Invesco has the ability to rebalance on a more frequent basis if necessary.
     The Underlying Funds in which the Van Kampen Leaders Fund and the Asset Allocation Funds invest are mutual funds advised by Invesco. The Underlying Funds and their percentage allocations have been selected for use over long periods of time, but may change in the future without shareholder approval. Some portion of the Van Kampen Leaders Fund’s and each Asset Allocation Fund’s portfolio may be held in cash due to purchase and redemption activity and other short term cash needs and the percentage allocations do not reflect the Van Kampen Leaders Fund’s and Asset Allocation Funds’ working cash balances. Cash flows will be managed to help maintain target percentage allocations.
Investment Strategies and Risks
     Set forth below are detailed descriptions of the various types of securities and investment techniques that Invesco and/or the Sub-Advisers (as defined herein) may use in managing the

Funds, as well as the risks associated with those types of securities and investment techniques. The descriptions of the types of securities and investment techniques below supplement the discussion of principal investment strategies and risks contained in each Fund’s Prospectus. Where a particular type of security or investment technique is not discussed in a Fund’s Prospectus, that security or investment technique is not a principal investment strategy.
     Unless otherwise indicated, a Fund may invest in all of the following types of investments. Not all of the Funds invest in all of the types of securities or use all of the investment techniques described below, and a Fund might not invest in all of these types of securities or use all of these techniques at any one time. Invesco and/or the Sub-Advisers may invest in other types of securities and may use other investment techniques in managing the Funds, including those described below for Funds not specifically mentioned as investing in the security or using the investment technique, as well as securities and techniques not described. A Fund’s transactions in a particular type of security or use of a particular technique is subject to limitations imposed by Fund’s investment objective, policies and restrictions described in the Fund’s Prospectus and/or this Statement of Additional Information (“SAI”), as well as the federal securities laws.
     The Funds’ investment objectives, policies, strategies and practices described below are non-fundamental and may be changed without approval of the Funds’ voting securities unless otherwise indicated.
     As stated above, the Van Kampen Leaders Fund and Asset Allocation Funds are “funds of funds” which invest in Underlying Funds and generally do not directly invest in the securities or use the investment techniques discussed below. The types of securities and investment techniques discussed below generally are those of the Funds and the Underlying Funds.
Equity Investments
     Common Stock. Common stock is issued by a company principally to raise cash for business purposes and represents an equity or ownership interest in the issuing company. Common stockholders are typically entitled to vote on important matters of the issuing company, including the selection of directors, and may receive dividends on their holdings. A Fund participates in the success or failure of any company in which it holds common stock. In the event a company is liquidated or declares bankruptcy, the claims of bondholders, other debt holders, owners of preferred stock and general creditors take precedence over the claims of those who own common stock.
     The prices of common stocks change in response to many factors including the historical and prospective earnings of the issuing company, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
     Preferred Stock. Preferred stock, unlike common stock, often offers a specified dividend rate payable from a company’s earnings. Preferred stock also generally has a preference over common stock on the distribution of a company’s assets in the event the company is liquidated or declares bankruptcy; however, the rights of preferred stockholders on the distribution of a company’s assets in the event of a liquidation or bankruptcy are generally subordinate to the rights of the company’s debt holders and general creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline.
     Some fixed rate preferred stock may have mandatory sinking fund provisions which provide for the stock to be retired or redeemed on a predetermined schedule, as well as call/redemption provisions prior to maturity, which can limit the benefit of any decline in interest rates that might positively affect the price of preferred stocks. Preferred stock dividends may be “cumulative,” requiring all or a portion of prior unpaid dividends to be paid before dividends are paid on the issuer’s common stock. Preferred stock may be “participating,” which means that it may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases an issuer may offer auction rate preferred stock, which means that the interest to be paid is set by auction and will often be reset at stated intervals.
     Convertible Securities. Convertible securities are generally bonds, debentures, notes, preferred stocks or other securities or investments that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the “conversion price”). A convertible security is designed to provide current income and also the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. A convertible security may be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party, which may have an adverse effect on the Fund’s ability to achieve its investment objectives. Convertible securities have general characteristics similar to both debt and equity securities.
     A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt obligations and are designed to provide for a stable stream of income with generally higher yields than common stocks. However, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, generally entail less risk than the corporation’s common stock. Convertible securities are subordinate in rank to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities entail more risk than its debt obligations. Moreover, convertible securities are often rated below investment grade or not rated because they fall below debt obligations and just above common stock in order of preference or priority on an issuer’s balance sheet. To the extent that a Fund invests in convertible securities with credit ratings below investment grade, such securities may have a higher likelihood of default, although this may be somewhat offset by the convertibility feature.
     Convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” The investment value of the convertible security typically will fluctuate based on the credit quality of the issuer and will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock, and will therefore be subject to risks relating to the activities of the issuer and general market and economic conditions. Depending upon the relationship of the conversion price to the market value of the underlying security, a convertible security may trade more like an equity security than a debt instrument.
     If, because of a low price of the common stock, the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value. Generally, if the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the value of the security will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding an income-producing security.
     While a Fund uses the same criteria to rate a convertible debt security that it uses to rate a more conventional debt security, a convertible preferred stock is treated like a preferred stock for the Fund’s financial reporting, credit rating and investment limitation purposes.
     Enhanced Convertible Securities. “Enhanced” convertible securities are equity-linked hybrid securities that automatically convert to equity securities on a specified date. Enhanced convertibles have been designed with a variety of payoff structures, and are known by a variety of different names. Three features common to enhanced convertible securities are (i) conversion to equity securities at the maturity of the convertible (as opposed to conversion at the option of the security holder in the case of ordinary convertibles); (ii) capped or limited appreciation potential relative to the underlying common stock; and (iii) dividend yields that are typically higher than that on the underlying common stock. Thus, enhanced convertible securities offer holders the opportunity to obtain higher current income than would be available from a traditional equity security issued by the same company in return for reduced participation in the appreciation potential of the underlying common stock. Other forms of enhanced convertible securities may involve arrangements with no interest or dividend payments made until maturity of the security or an enhanced principal amount received at maturity based on the yield and value of the underlying equity security during the security’s term or at maturity.
     Synthetic Convertible Securities. A synthetic convertible security is a derivative position composed of two or more distinct securities whose investment characteristics, taken together, resemble those of traditional convertible securities, i.e., fixed income and the right to acquire the underlying equity security. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a security or index.
     Synthetic convertibles are typically offered by financial institutions in private placement transactions and are typically sold back to the offering institution. Upon conversion, the holder generally receives from the offering institution an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible is the sum of the values of its fixed-income component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security, including the ability to combine components representing distinct issuers, or to combine a fixed income security with a call option on a stock index, when the Adviser determines that such a combination would better further a Fund’s or an Underlying Fund’s investment goals. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately.
     The holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component will decline. In addition, in purchasing a synthetic convertible security, a Fund may have counterparty risk with respect to the financial institution or investment bank that offers the instrument.
     Alternative Entity Securities. The Funds may invest in alternative entity securities which are the securities of entities that are formed as limited partnerships, limited liability companies, business trusts or other non-corporate entities that are similar to common or preferred stock of corporations.

Foreign Investments
     Foreign Securities.
     Foreign securities are equity or debt securities issued by issuers outside the U.S., and include securities in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), or other securities representing underlying securities of foreign issuers (“foreign securities”). ADRs are receipts, issued by U.S. banks, for the shares of foreign corporations, held by the bank issuing the receipt. ADRs are typically issued in registered form, denominated in U.S. dollars and designed for use in the U.S. securities markets. EDRs are similar to ADRs, except they are typically issued by European banks or trust companies, denominated in foreign currencies and designed for use outside the U.S. securities markets. ADRs and EDRs entitle the holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs or EDRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs or EDRs that are “sponsored” means that the foreign corporation whose shares are represented by the ADR or EDR is actively involved in the issuance of the ADR or EDR, and generally provides material information about the corporation to the U.S. market. An “unsponsored” ADR or EDR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR or EDR may not reflect important facts known only to the foreign company.
     Foreign debt securities include corporate debt securities of foreign issuers, certain foreign bank obligations (see “Bank Instruments”) and U.S. dollar or foreign currency denominated obligations of foreign governments or their subdivisions, agencies and instrumentalities (see “Foreign Government Obligations”), international agencies and supranational entities.
     The Funds consider various factors when determining whether a company is in a particular country, including whether (1) it is organized under the laws of a country; (2) it has a principal office in a country; (3) it derives 50% or more of its total revenues from businesses in a country; and/or (4) its securities are traded principally on a stock exchange, or in an over-the-counter market, in a particular country.
     Investments by a Fund in foreign securities, including ADRs and EDRs, whether denominated in U.S. dollars or foreign currencies, may entail all of the risks set forth below in addition to those accompanying an investment in issuers in the United States.
     Currency Risk. The value in U.S. dollars of the Fund’s non-dollar denominated foreign investments will be affected by changes in currency exchange rates. The U.S. dollar value of a foreign security decreases when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and increases when the value of the U.S. dollar falls against such currency.
     Political and Economic Risk. The economies of many of the countries in which the Funds may invest may not be as developed as the United States’ economy and may be subject to significantly different forces. Political, economic or social instability and development, expropriation or confiscatory taxation, and limitations on the removal of funds or other assets could also adversely affect the value of the Funds’ investments.
     Regulatory Risk. Foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Foreign companies may not be subject to uniform accounting, auditing and financial reporting standards, corporate governance practices and requirements comparable to those applicable to domestic companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce dividend income payable to the Funds’ shareholders.
     There is generally less government supervision and regulation of securities exchanges, brokers, dealers, and listed companies in foreign countries than in the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Foreign markets may also have different clearance and settlement procedures. If a Fund experiences settlement problems it may result in temporary periods when a portion of the Fund’s assets are uninvested and could cause the Fund to miss attractive investment opportunities or a potential liability to the Fund arising out of the Fund’s inability to fulfill a contract to sell such securities.
     Market Risk. Investing in foreign markets generally involves certain risks not typically associated with investing in the United States. The securities markets in many foreign countries will have substantially less trading volume than the United States markets. As a result, the securities of some foreign companies may be less liquid and experience more price volatility than comparable domestic securities. Obtaining and/or enforcing judgments in foreign countries may be more difficult, which may make it more difficult to enforce contractual obligations. Increased custodian costs as well as administrative costs (such as the need to use foreign custodians) may also be associated with the maintenance of assets in foreign jurisdictions. In addition, transaction costs in foreign securities markets are likely to be higher, since brokerage commission rates in foreign countries are likely to be higher than in the United States.
     Risks of Developing Countries. Each Fund may invest up to 5% (or any higher percentage described in the Fund’s Prospectus) of its total assets in securities of companies located in developing countries. Unless a Fund’s Prospectus includes a different definition, the Funds consider developing countries to be those countries that are not included in the MSCI World Index.
Investments in developing countries present risks in addition to, or greater than, those presented by investments in foreign issuers generally, and may include the following risks:
i.	Restriction, to varying degrees, on foreign investment in stocks;

ii.	Repatriation of investment income, capital, and the proceeds of sales in foreign countries may require foreign governmental registration and/or approval;

iii.	Greater risk of fluctuation in value of foreign investments due to changes in currency exchange rates, currency control regulations or currency devaluation;

iv.	Inflation and rapid fluctuations in inflation rates may have negative effects on the economies and securities markets of certain developing countries;

v.	Many of the developing countries’ securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility; and

vi.	There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.
     Foreign Government Obligations. Debt securities issued by foreign governments are often, but not always, supported by the full faith and credit of the foreign governments, or their subdivisions, agencies or instrumentalities, that issue them. These securities involve the risks discussed above under Foreign Securities. Additionally, the issuer of the debt or the governmental authorities that control repayment of the debt may be unwilling or unable to pay interest or repay principal when due. Political or economic changes or the balance of trade may affect a country’s willingness or ability to service its debt obligations. Periods of economic uncertainty may result in the volatility of market prices of sovereign debt obligations, especially debt obligations issued by the governments of developing countries. Foreign government obligations of developing countries, and some structures of emerging market debt securities, both of which are generally below investment grade, are sometimes referred to as “Brady Bonds”.
     Foreign Exchange Transactions. Each Fund that may invest in foreign currency-denominated securities has the authority to purchase and sell foreign currency options, foreign currency futures contracts and related options, and may engage in foreign currency transactions either on a spot (i.e., for prompt delivery and settlement) basis at the rate prevailing in the currency exchange market at the time or through forward currency contracts (referred to also as forward contracts; see also “Forward Currency Contracts”). Because forward contracts are privately negotiated transactions, there can be no assurance that a counterparty will honor its obligations.
     The Funds will incur costs in converting assets from one currency to another. Foreign exchange dealers may charge a fee for conversion. In addition, dealers may realize a profit based on the difference between the prices at which they buy and sell various currencies in the spot and forward markets.
     A Fund will generally engage in these transactions in order to complete a purchase or sale of foreign currency denominated securities The Funds may also use foreign currency options and forward contracts to increase or reduce exposure to a foreign currency or to shift exposure from one foreign currency to another in a cross currency hedge. Forward contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currencies; however, at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. Certain Funds may also engage in foreign exchange transactions, such as forward contracts, for non-hedging purposes to enhance returns. Open positions in forward contracts used for non-hedging purposes will be covered by the segregation of a sufficient amount of liquid assets.
     A Fund may purchase and sell currency futures and purchase and write currency options to increase or decrease its exposure to different foreign currencies. A Fund also may purchase and write currency options in connection with currency futures or forward contracts. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges and have standard contract sizes and delivery dates. Most currency futures contracts call for payment or delivery in U.S. dollars. The uses and risks of currency futures are similar to those of futures relating to securities or indices (see also “Futures and Options”). Currency futures values can be expected to correlate with exchange rates but may not reflect other factors that affect the value of the fund’s investments.
     Whether or not any hedging strategy will be successful is highly uncertain, and use of hedging strategies may leave a Fund in a less advantageous position than if a hedge had not been established. Moreover, it is impossible to forecast with precision the market value of portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if Invesco’s or the Sub-Advisers’ predictions regarding the movement of foreign currency or securities markets prove inaccurate.
     Certain Funds may hold a portion of their assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Foreign exchange transactions may involve some of the risks of investments in foreign securities. See “Dividends, Distributions, and Tax Matters — Tax Matters — Tax Treatment of Portfolio Transactions.”
     Floating Rate Corporate Loans and Corporate Debt Securities of Non-U.S. Borrowers. Each Fund may invest in floating rate loans and floating rate debt securities that are made to non-U.S. borrowers, provided that the loans are U.S. dollar-denominated or otherwise provide for payment in U.S. dollars, and any such borrower meets the credit quality standards established by Invesco and the Sub-Advisers for U.S. borrowers. The Fund similarly may invest in floating rate loans and floating rate debt securities made to U.S. borrowers with significant non-U.S. dollar-denominated revenues, provided that the loans are U.S. dollar-denominated or otherwise provide for payment to the Fund in U.S. dollars. In all cases where the floating rate loans or floating rate debt securities are not denominated in U.S. dollars, provisions will be made for payments to the lenders, including the Fund, in U.S. dollars pursuant to foreign currency swaps.
     Foreign Bank Obligations. Foreign bank obligations include certificates of deposit, banker’s acceptances and fixed time deposits and other obligations (a) denominated in U.S. dollars and issued by a foreign branch of a domestic bank (“Eurodollar Obligations”), (b) denominated in U.S. dollars and issued by a domestic branch of a foreign bank (“Yankee dollar Obligations”), and (c) issued by foreign branches of foreign banks. Foreign banks are not generally subject to examination by any U. S. government agency or instrumentality.
Exchange-Traded Funds
     Exchange-Traded Funds. Most exchange-traded funds (“ETFs”) are registered under the 1940 Act as investment companies. Therefore, a Fund’s purchase of shares of an ETF may be subject to the restrictions on investments in other investment companies discussed under “Other Investment Companies.” ETFs have management fees, which increase their cost. Each Fund may invest in exchange-traded funds advised by Invesco PowerShares Capital Management LLC (“PowerShares”). Invesco, the Sub-Advisers and PowerShares are affiliates of each other as they are all indirect wholly-owned subsidiaries of Invesco Ltd.
     ETFs hold portfolios of securities, commodities and/or currencies that are designed to replicate, as closely as possible before expenses, the price and/or yield of (i) a specified market or other index, (ii) a basket of securities, commodities or currencies, or (iii) a particular commodity or currency. The performance results of ETFs will not replicate exactly the performance of the pertinent index, basket, commodity or currency due to transaction and other expenses, including fees to service providers, borne by ETFs. Furthermore, there can be no assurance that the portfolio of securities, commodities and/or currencies purchased by an ETF will replicate a particular index or basket or price of a commodity or currency. ETF shares are sold and redeemed at net asset value only in large blocks called creation units and redemption units, respectively. ETF shares also may be purchased and sold in secondary market trading on national securities exchanges, which allows investors to purchase and sell ETF shares at their market price throughout the day.
     Investments in ETFs generally present the same primary risks as an investment in a conventional mutual fund that has the same investment objective, strategy and policies. Investments in ETFs further involve the same risks associated with a direct investment in the commodity or currency, or in the types of securities, commodities and/or currencies included in the indices or baskets the ETFs are designed to replicate. In addition, shares of an ETF may trade at a market price that is higher or lower than their net asset value and an active trading market in such shares may not develop or continue. Moreover, trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action to be appropriate, the shares are de-

listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Exchange-Traded Notes
     Exchange-Traded Notes. Exchange-traded notes (“ETNs”) are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy, minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours; however, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s market benchmark or strategy factor. ETNs do not make periodic coupon payments or provide principal protection. ETNs are subject to credit risk, including the credit risk of the issuer, and the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. When the Fund invests in ETNs (directly or through the Subsidiary) it will bear its proportionate share of any fees and expenses borne by the ETN. A decision by the Fund or Subsidiary to sell ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN.
     ETNs are also subject to tax risk. No assurance can be given that the IRS will accept, or a court will uphold, how the Fund or the Subsidiary characterizes and treats ETNs for tax purposes. Further, the IRS and Congress are considering proposals that would change the timing and character of income and gains from ETNs.
     An ETN that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. Some ETNs that use leverage can, at times, be relatively illiquid, and thus they may be difficult to purchase or sell at a fair price. Leveraged ETNs are subject to the same risk as other instruments that use leverage in any form.
     The market value of ETNs may differ from their market benchmark or strategy. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the ETN seeks to track. As a result, there may be times when an ETN trades at a premium or discount to its market benchmark or strategy.
Debt Investments
     U.S. Government Obligations. U.S. Government obligations are obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, and include, among other obligations, bills, notes and bonds issued by the U.S. Treasury, as well as “stripped” or “zero coupon” U.S. Treasury obligations.
     U.S. Government Obligations may be, (i) supported by the full faith and credit of the U.S. Treasury, (ii) supported by the right of the issuer to borrow from the U.S. Treasury, (iii) supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations, or (iv) supported only by the credit of the instrumentality. There is a risk that the U.S. Government may choose not to provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not legally obligated to do so. In that case, if the issuer were to default, a Portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. For example, while the U.S. Government has recently provided financial support to Federal National Mortgage Association (“Fannie Mae”) and Federal Home Loan Mortgage Corporation (“Freddie Mac”), no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. There also is no guarantee that the government would support Federal Home Loan Banks. Accordingly, securities of Fannie Mae, Freddie Mac and Federal Home Loan Banks, and other agencies, may involve a risk of non-payment of principal and interest.
     Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the CPI accruals as part of a semiannual coupon.
     Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if an Underlying Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Certain Underlying Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.
     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.
     Temporary Investments. Each Fund may invest a portion of its assets in affiliated money market funds or in the types of money market instruments in which those funds would invest or other short-term U.S. government securities for cash management purposes. The fund may invest up to 100% of its assets in investments that may be inconsistent with the fund’s principal investment strategies for temporary defensive purposes in anticipation of or in response to adverse market, economic, political or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions. As a result, the fund may not achieve its investment objective.
     Mortgage-Backed and Asset-Backed Securities. Mortgage-backed securities are mortgage-related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities. Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies such as GNMA and government-related organizations such as FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”) , as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool. Accordingly, a Fund receives monthly scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages. Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
     In addition, there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest. That guarantee is backed by the full faith and credit of the U.S. Treasury. GNMA is a corporation wholly owned by the U.S. Government within the Department of Housing and Urban Development. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) and are guaranteed as to payment of principal and interest by FNMA itself and backed by a line of credit with the U.S. Treasury. FNMA is a government-sponsored entity wholly owned by public stockholders. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs”) guaranteed as to payment of principal and interest by FHLMC itself and backed by a line of credit with the U.S. Treasury. FHLMC is a government-sponsored entity wholly owned by public stockholders.
     In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”) into conservatorship, and FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. The U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of FNMA and FHLMC pursuant to which the U.S. Treasury will purchase up to an aggregate of $200 billion of each of FNMA and FHLMC to maintain a positive net worth in each enterprise; this agreement contains various covenants that severely limit each enterprise’s operation. The U.S. Treasury also announced the creation of a new secured lending facility that is available to FNMA and FHLMC as a liquidity backstop and announced the creation of a temporary program to purchase mortgage-backed securities issued by FNMA and FHLMC. FHFA has the power to repudiate any contract entered into by FNMA or FHLMC prior to FHFA’s appointment if FHFA determines that performance of the contract is burdensome and the repudiation of the contract promotes the orderly administration of FNMA’s or FHLMC’s affairs. FHFA has indicated that it has no intention to repudiate the guaranty obligations of FNMA or FHLMC. FHFA also has the right to transfer or sell any asset or liability of FNMA or FHLMC without any approval, assignment or consent, although FHFA has stated that is has no present intention to do so. In addition, holders of mortgage-backed securities issued by FNMA and FHLMC may not enforce certain rights related to such securities against FHFA, or the enforcement of such rights may be delayed, during the conservatorship.
     Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property. Regular payments received on asset-backed securities include both interest and principal. Asset-backed securities typically have no U.S. Government backing. Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
     If a Fund purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-backed or other asset-backed security’s average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security’s return. In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
     Collateralized Mortgage Obligations (“CMOs”). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. A CMO is a type of mortgage-backed security that creates separate classes with varying maturities and interest rates, called tranches. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.
     CMOs are structured into multiple classes, each bearing a different fixed or floating interest rate and stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., Series A, B, C and Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the following order: Series A, B, C and Z. The Series A, B, and C Bonds all bear current interest. Interest on a Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. Only after the Series A, B, and C Bonds are paid in full does the Series Z Bond begin to receive payment. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.
     CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Funds, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Funds’ diversification tests.
     FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Payments of principal and interest on the FHLMC CMOs are made semiannually. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the FHLMC CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the FHLMC CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the FHLMC CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date. If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC CMO’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.
     Classes of CMOs may also include interest only (“IOs”) and principal only (“POs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages the cash flow from which has been separated into interest and principal components. IOs (interest only securities) receive the interest portion of the cash flow while POs (principal only securities) receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slow, the life of the PO is lengthened and the yield to maturity is reduced.
     CMOs are generally subject to the same risks as mortgage-backed securities. In addition, CMOs may be subject to credit risk because the issuer or credit enhancer has defaulted on its obligations and a Fund may not receive all or part of its principal. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. Although GNMA guarantees timely payment of GNMA certificates even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

     Collateralized Debt Obligations (“CDOs”). A CDO is a security backed by a pool of bonds, loans and other debt obligations. CDOs are not limited to investing in one type of debt and accordingly, a CDO may own corporate bonds, commercial loans, asset-backed securities, residential mortgage-backed securities, commercial mortgage-backed securities, and emerging market debt. The CDO’s securities are typically divided into several classes, or bond tranches, that have differing levels of investment grade or credit tolerances. Most CDO issues are structured in a way that enables the senior bond classes and mezzanine classes to receive investment-grade credit ratings. Credit risk is shifted to the most junior class of securities. If any defaults occur in the assets backing a CDO, the senior bond classes are first in line to receive principal and interest payments, followed by the mezzanine classes and finally by the lowest rated (or non-rated) class, which is known as the equity tranche. Similar in structure to a collateralized mortgage obligation (described above) CDOs are unique in that they represent different types of debt and credit risk.
     Collateralized Loan Obligations (“CLOs”). CLOs are debt instruments backed solely by a pool of other debt securities. The risks of an investment in a CLO depend largely on the type of the collateral securities and the class of the CLO in which a Fund invests. Some CLOs have credit ratings, but are typically issued in various classes with various priorities. Normally, CLOs are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CLOs that qualify for Rule 144A transactions. In addition to the normal interest rate, default and other risks of fixed income securities, CLOs carry additional risks, including the possibility that distributions from collateral securities will not be adequate to make interest or other payments, the quality of the collateral may decline in value or default, a Fund may invest in CLOs that are subordinate to other classes, values may be volatile, and disputes with the issuer may produce unexpected investment results.
     Credit Linked Notes (“CLNs”). A CLN is a security with an embedded credit default swap allowing the issuer to transfer a specific credit risk to credit investors.
     CLNs are created through a Special Purpose Company (SPC), or trust, which is collateralized with AAA-rated securities. The CLN’s price or coupon is linked to the performance of the reference asset of the second party. Generally, the CLN holder receives either fixed or floating coupon rate during the life of the CLN and par at maturity. The cash flows are dependent on specified credit-related events. Should the second party default or declare bankruptcy, the CLN holder will receive an amount equivalent to the recovery rate. In return for these risks, the CLN holder receives a higher yield. The Fund bears the risk of default by the second party and any unforeseen movements in the reference asset, which could lead to loss of principal and receipt of interest payments. As with most derivative instruments, valuation of a CLN may be difficult due to the complexity of the security.
     Bank Instruments. Bank instruments are unsecured interest bearing bank deposits. Bank instruments include, but are not limited to, certificates of deposits, time deposits, and banker’s acceptances from U.S. or foreign banks as well as Eurodollar certificates of deposit (“Eurodollar CDs”) and Eurodollar time deposits (“Eurodollar time deposits”) of foreign branches of domestic banks. Some certificates of deposit are negotiable interest-bearing instruments with a specific maturity issued by banks and savings and loan institutions in exchange for the deposit of funds, and can typically be traded in the secondary market prior to maturity. Other certificates of deposit, like time deposits, are non-negotiable receipts issued by a bank in exchange for the deposit of funds which earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. A bankers’ acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank.
     An investment in Eurodollar CDs or Eurodollar time deposits may involve some of the same risks that are described for Foreign Securities.

     Commercial Instruments. Commercial instruments include commercial paper, master notes and other short-term corporate instruments, that are denominated in U.S. dollars or foreign currencies.
     Commercial instruments are a type of instrument issued by large banks and corporations to raise money to meet their short term debt obligations, and are only backed by the issuing bank or corporation’s promise to pay the face amount on the maturity date specified on the note. Commercial paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Master notes are demand notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Funds. The interest rate on a master note may fluctuate based on changes in specified interest rates or may be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master demand notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes are generally illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities. Commercial instruments may not be registered with the U.S. Securities and Exchange Commission.
     Synthetic Municipal Instruments. Synthetic municipal instruments are instruments, the value of and return on which are derived from underlying securities. Synthetic municipal instruments include tender option bonds and variable rate trust certificates. Both types of instruments involve the deposit into a trust or custodial account of one or more long-term tax-exempt bonds or notes (“Underlying Bonds”), and the sale of certificates evidencing interests in the trust or custodial account to investors such as the Fund. The trustee or custodian receives the long-term fixed rate interest payments on the Underlying Bonds, and pays certificate holders short-term floating or variable interest rates which are reset periodically. A “tender option bond” provides a certificate holder with the conditional right to sell its certificate to the sponsor or some designated third party at specified intervals and receive the par value of the certificate plus accrued interest (a demand feature). A “variable rate trust certificate” evidences an interest in a trust entitling the certificate holder to receive variable rate interest based on prevailing short-term interest rates and also typically provides the certificate holder with the conditional demand feature the right to tender its certificate at par value plus accrued interest.
     Typically, a certificate holder cannot exercise the demand feature until the occurrence of certain conditions, such as where the issuer of the Underlying Bond defaults on interest payments. Moreover, because synthetic municipal instruments involve a trust or custodial account and a third party conditional demand feature, they involve complexities and potential risks that may not be present where a municipal security is owned directly.
     The tax-exempt character of the interest paid to certificate holders is based on the assumption that the holders have an ownership interest in the Underlying Bonds; however, the IRS has not issued a ruling addressing this issue. In the event the IRS issues an adverse ruling or successfully litigates this issue, it is possible that the interest paid to the Fund on certain synthetic municipal instruments would be deemed to be taxable. The Fund relies on opinions of special tax counsel on this ownership question and opinions of bond counsel regarding the tax-exempt character of interest paid on the Underlying Bonds.
     Municipal Securities. “Municipal Securities” include debt obligations of states, territories or possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Securities may be issued include the refunding of outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities.
     The principal and interest payments for industrial development bonds or pollution control bonds are often the sole responsibility of the industrial user and therefore may not be backed by the taxing power of the issuing municipality. The interest paid on such bonds may be exempt from federal income tax, although current federal tax laws place substantial limitations on the purposes and size of such issues. Such obligations are considered to be Municipal Securities provided that the interest paid thereon, in the opinion of bond counsel, qualifies as exempt from federal income tax. However, interest on Municipal Securities may give rise to a federal alternative minimum tax (“AMT”) liability and may have other collateral federal income tax consequences. There is a risk that some or all of the interest received by the Fund from tax-exempt Municipal Securities might become taxable as a result of tax law changes or determinations of the Internal Revenue Service (“IRS”). See “Dividends, Distributions and Tax Matters — Tax Matters.”
     The two major classifications of Municipal Securities are bonds and notes. Bonds may be further classified as “general obligation” or “revenue” issues. General obligation bonds are secured by the issuer’s pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities, and in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. Notes are short-term instruments which usually mature in less than two years. Most notes are general obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues.
     Municipal Securities also include the following securities:
•	Bond Anticipation Notes usually are general obligations of state and local governmental issuers which are sold to obtain interim financing for projects that will eventually be funded through the sale of long-term debt obligations or bonds.

•	Tax Anticipation Notes are issued by state and local governments to finance the current operations of such governments. Repayment is generally to be derived from specific future tax revenues. Tax anticipation notes are usually general obligations of the issuer.

•	Revenue Anticipation Notes are issued by governments or governmental bodies with the expectation that future revenues from a designated source will be used to repay the notes. In general, they also constitute general obligations of the issuer.

•	Tax-Exempt Commercial Paper (Municipal Paper) is similar to taxable commercial paper, except that tax-exempt commercial paper is issued by states, municipalities and their agencies.
     Certain Funds also may purchase participation interests or custodial receipts from financial institutions. These participation interests give the purchaser an undivided interest in one or more underlying Municipal Securities.
     After purchase by the Fund, an issue of Municipal Securities may cease to be rated by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Ratings Services (“S&P”), or another nationally recognized statistical rating organization (“NRSRO”), or the rating of such a security may be reduced below the minimum credit quality rating required for purchase by the Fund. Neither event would require the Fund to dispose of the security. To the extent that the ratings applied by Moody’s, S&P or another NRSRO to Municipal Securities may change as a result of changes in these rating systems, the Fund will attempt to use comparable credit quality ratings as standards for its investments in Municipal Securities.
     Since each Fund invests in Municipal Securities backed by insurance companies and other financial institutions, changes in the financial condition of these institutions could cause losses to the Fund and affect share price.
     The Fund may invest in Municipal Securities that are insured by financial insurance companies. Since a limited number of entities provide such insurance, the Fund may invest more than 25% of its assets in securities insured by the same insurance company.
     Taxable municipal securities are debt securities issued by or on behalf of states and their political subdivisions, the District of Columbia, and possessions of the United States, the interest on which is not exempt from federal income tax.
     The yields on Municipal Securities are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions of the Municipal Securities market, size of a particular offering, and maturity and rating of the obligation. Because many Municipal Securities are issued to finance similar projects, especially those related to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market. The market values of the Municipal Securities held by the Fund will be affected by changes in the yields available on similar securities. If yields increase following the purchase of a Municipal Security, the market value of such Municipal Security will generally decrease. Conversely, if yields decrease, the market value of a Municipal Security will generally increase.
     Municipal Lease Obligations. Municipal lease obligations, a type of Municipal Security, may take the form of a lease, an installment purchase contract or a conditional sales contract. Municipal lease obligations are issued by state and local governments and authorities to acquire land, equipment and facilities such as state and municipal vehicles, telecommunications and computer equipment, and other capital assets. Interest payments on qualifying municipal lease obligations are generally exempt from federal income taxes.
     Municipal lease obligations are generally subject to greater risks than general obligation or revenue bonds. State laws set forth requirements that states or municipalities must meet in order to issue municipal obligations, and such obligations may contain a covenant by the issuer to budget for, appropriate, and make payments due under the obligation. However, certain municipal lease obligations may contain “non-appropriation” clauses which provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. If not enough money is appropriated to make the lease payments, the leased property may be repossessed as security for holders of the municipal lease obligation. In such an event, there is no assurance that the property’s private sector or re-leasing value will be enough to make all outstanding payments on the municipal lease obligation or that the payments will continue to be tax-free. Additionally, it may be difficult to dispose of the underlying capital asset in the event of non-appropriation or other default. Direct investments by the Fund in municipal lease obligations may be deemed illiquid and therefore subject to the Funds’ percentage limitations for investments in illiquid securities and the risks of holding illiquid securities.
     Investment Grade Debt Obligations. Debt obligations include, among others, bonds, notes, debentures and variable rate demand notes. They may be U.S. dollar-denominated debt obligations issued or guaranteed by U.S. corporations or U.S. commercial banks, U.S. dollar-denominated obligations of foreign issuers and debt obligations of foreign issuers denominated in foreign currencies.

     These obligations must meet minimum ratings criteria set forth for the Fund as described in its Prospectus or, if unrated, be of comparable quality. Bonds rated Baa3 or higher by Moody’s Investors Service and/or BBB or higher by Standard & Poors or Fitch Ratings, Ltd are typically considered investment grade debt obligations. The description of debt securities ratings may be found in Appendix A.
     In choosing corporate debt securities on behalf of a Fund, portfolio managers may consider:
(i)	general economic and financial conditions;

(ii)	the specific issuer’s (a) business and management, (b) cash flow, (c) earnings coverage of interest and dividends, (d) ability to operate under adverse economic conditions, (e) fair market value of assets, and (f) in the case of foreign issuers, unique political, economic or social conditions applicable to such issuer’s country; and,

(iii)	other considerations deemed appropriate.
     Debt securities are subject to a variety of risks, such as interest rate risk, income risk, prepayment risk, inflation risk, credit risk, currency risk and default risk.
     Non-Investment Grade Debt Obligations (Junk Bonds). Bonds rated Ba or below by Moody’s Investors Service and/or BB or below by Standard & Poors or Fitch Ratings, Ltd are typically considered non- investment grade or “junk bonds.” Analysis of the creditworthiness of junk bond issuers is more complex than that of investment-grade issuers and the success of the fund’s adviser in managing these decisions is more dependent upon its own credit analysis than is the case with investment-grade bonds. Description of debt securities ratings are found in Appendix A.
     The capacity of junk bonds to pay interest and repay principal is considered speculative. While junk bonds may provide an opportunity for greater income and gains, they are subject to greater risks than higher-rated debt securities. The prices of and yields on junk bonds may fluctuate to a greater extent than those of higher-rated debt securities. Junk bonds are generally more sensitive to individual issuer developments, economic conditions and regulatory changes than higher-rated bonds. Issuers of junk bonds are often issued by smaller, less-seasoned companies or companies that are highly leveraged with more traditional methods of financing unavailable to them. Junk bonds are generally at a higher risk of default because such issues are often unsecured or otherwise subordinated to claims of the issuer’s other creditors. If a junk bond issuer defaults, a Fund may incur additional expenses to seek recovery. The secondary markets in which junk bonds are traded may be thin and less liquid than the market for higher-rated debt securities and a Fund may have difficulty selling certain junk bonds at the desired time and price. Less liquidity in secondary trading markets could adversely affect the price at which a Fund could sell a particular junk bond, and could cause large fluctuations in the net asset value of that Fund’s shares. The lack of a liquid secondary market may also make it more difficult for a Fund to obtain accurate market quotations in valuing junk bond assets and elements of judgment may play a greater role in the valuation.
     Loans, Loan Participations and Assignments. Loans and loan participations are interests are interests in amounts owed by a corporate, governmental or other borrowers to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
     When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral.
     Investments in loans, loan participations and assignments present the possibility that the Fund could be held liable as a co-lender under emerging legal theories of lender liability. The Fund anticipates that loans, loan participations and assignments could be sold only to a limited number of institutional investors. If there is no active secondary market for a loan, it may be more difficult to sell the interests in such a loan ay a price that is acceptable or to even obtain pricing information. In addition, some loans, loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
     Structured Notes and Indexed Securities. Structured notes are derivative debt instruments, the interest rate or principal of which is linked to currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Indexed securities may include structured notes and other securities wherein the interest rate or principal are determined by a reference instrument.
     Most structured notes and indexed securities are fixed income securities that have maturities of three years or less. The interest rate or the principal amount payable at maturity of an indexed security may vary based on changes in one or more specified reference instruments, such as a floating interest rate compared with a fixed interest rate. The reference instrument need not be related to the terms of the indexed security. Structured notes and indexed securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates), and may have return characteristics similar to direct investments in the underlying reference instrument or to one or more options on the underlying reference instrument.
     Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instrument. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. In addition to the credit risk of the structured note or indexed security’s issuer and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Further, in the case of certain structured notes or indexed securities in which the interest rate, or exchange rate in the case of currency, is linked to a referenced instrument, the rate may be increased or decreased or the terms may provide that, under certain circumstances, the principal amount payable on maturity may be reduced to zero resulting in a loss to the fund.
     U.S. Corporate Debt Obligations. Corporate debt obligations in which the Funds may invest are debt obligations issued or guaranteed by corporations that are denominated in U.S. dollars. Such investments may include, among others, commercial paper, bonds, notes, debentures, variable rate demand notes, master notes, funding agreements and other short-term corporate instruments. Commercial Paper consists of short-term promissory notes issued by corporations. Commercial paper may be traded in the secondary market after its issuance. Variable rate demand notes are securities with a variable interest which is readjusted on pre-established dates. Variable rate demand notes are subject to payment of principal and accrued interest (usually within seven days) on a Fund’s demand. Master notes are negotiated notes that permit the investment of fluctuating amounts of money at varying rates of interest pursuant to arrangements with issuers who meet the credit quality criteria of the Fund. The interest rate on a master note may fluctuate based upon changes in specified interest rates or be reset periodically according to a prescribed formula or may be a set rate. Although there is no secondary market in master notes, if such notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Funding agreements are agreements between an insurance company and a Fund covering underlying demand notes. Although there is no secondary market in funding agreements, if the underlying notes have a demand feature, the payee may demand payment of the principal amount of the note upon relatively short notice. Master notes and funding agreements are generally illiquid and therefore subject to the Funds’ percentage limitation for investments in illiquid securities.
Other Investments
     Real Estate Investment Trusts (“REITs”). REITs are trusts that sell equity or debt securities to investors and use the proceeds to invest in real estate or interests therein. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.
     Investments in REITS may be subject to many of the same risks as direct investments in real estate. These risks include difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, heavy cash flow dependency and increases in interest rates. To the extent that a Fund invests in REITs, the Fund could conceivably own real estate directly as a result of a default on the REIT interests or obligations it owns.
     In addition to the risks of direct real estate investment described above, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. REITs are also subject to the following risks: they are dependent upon management skill and on cash flows; are not diversified; are subject to defaults by borrowers, self-liquidation, and the possibility of failing to maintain an exemption from the 1940 Act; and are subject to interest rate risk. A Fund that invests in REITs will bear a proportionate share of the expenses of the REITs.
     Other Investment Companies. A Fund may purchase shares of other investment companies, including exchange traded funds. For each Fund (other than the Van Kampen Leaders Fund and Asset Allocation Funds, which are subject to an exception), the 1940 Act imposes the following restrictions on investments in other investment companies: (i) a Fund may not purchase more than 3% of the total outstanding voting stock of another investment company; (ii) a Fund may not invest more than 5% of its total assets in securities issued by another investment company; and (iii) a Fund may not invest more than 10% of its total assets in securities issued by other investment companies. The 1940 Act and related rules provide certain exemptions from these restrictions. For example, under certain conditions, a fund may acquire an unlimited amount of shares of mutual funds that are part of the same group of investment companies as the acquiring fund. In addition, these restrictions do not apply to investments by the Funds in investment companies that are money market funds, including money market funds that have Invesco or an affiliate of Invesco as an investment adviser (the “Affiliated Money Market Funds”).
     When a Fund purchases shares of another investment company, including an Affiliated Money Market Fund, the Fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company and will be subject to the risks associated with the portfolio investments of the underlying investment company.
     Master Limited Partnerships (“MLPs”). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. Operating earnings flow directly to the unitholders of MLPs in the form of cash distributions.
     The risks of investing in an MLP are similar to those of investing in a partnership and include less restrictive governance and regulation, and therefore less protection for the MLP investor, than investors in a corporation. Additional risks include those risks traditionally associated with investing in the particular industry or industries in which the MLP invests.
     Defaulted Securities. Defaulted securities are debt securities on which the issuer is not currently making interest payments. In order to enforce its rights in defaulted securities, the Fund may be required to participate in legal proceedings or take possession of and manage assets securing the issuer’s obligations on the defaulted securities. This could increase the Fund’s operating expenses and adversely affect its net asset value. Risks in defaulted securities may be considerably higher as they are generally unsecured and subordinated to other creditors of the issuer. Any investments by the Fund in defaulted securities will also be considered illiquid securities subject to the limitations described herein, unless Invesco and/or the Sub-Advisers determines that such defaulted securities are liquid under guidelines adopted by the Board.
     Municipal Forward Contracts. A municipal forward contract is a Municipal Security which is purchased on a when-issued basis with longer-than-standard settlement dates, in some cases taking place up to five years from the date of purchase. The buyer, in this case the Fund, will execute a receipt evidencing the obligation to purchase the bond on the specified issue date, and must segregate cash to meet that forward commitment.
     Municipal forward contracts typically carry a substantial yield premium to compensate the buyer for the risks associated with a long when-issued period, including shifts in market interest rates that could materially impact the principal value of the bond, deterioration in the credit quality of the issuer, loss of alternative investment options during the when-issued period and failure of the issuer to complete various steps required to issue the bonds.
     Variable or Floating Rate Instruments. Variable or floating rate instruments are securities that provide for a periodic adjustment in the interest rate paid on the obligation. The interest rates for securities with variable interest rates are readjusted on set dates (such as the last day of the month or calendar quarter) and the interest rates for securities with floating rates are reset whenever a specified interest rate change occurs. Variable or floating interest rates generally reduce changes in the market price of securities from their original purchase price because, upon readjustment, such rates approximate market rates. Accordingly, as market interest rates decrease or increase, the potential for capital appreciation or depreciation is less for variable or floating rate securities than for fixed rate obligations. Many securities with variable or floating interest rates have a demand feature allowing the Underlying Fund to demand payment of principal and accrued interest prior to its maturity. The terms of such demand instruments require payment of principal and accrued interest by the issuer, a guarantor, and/or a liquidity provider. All variable or floating rate instruments will meet the applicable rating standards of the

Funds. The Fund’s adviser, or Sub-adviser, as applicable, may determine that an unrated floating rate or variable rate demand obligation meets the Fund’s rating standards by reason of being backed by a letter of credit or guarantee issued by a bank that meets those rating standards.
     Inverse Floating Rate Obligations. The inverse floating rate obligations in which the Fund may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the Fund may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the floating rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.
     Zero-Coupon and Pay-in-Kind Securities. Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that traditionally provide periodic payments of interest (referred to as a coupon payment). Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Zero-coupon and pay-in-kind securities may be subject to greater fluctuation in value and less liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. Investors may purchase zero coupon and pay in kind securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents “original issue discount” on the security.
     Premium Securities. Premium securities are securities bearing coupon rates higher than the then prevailing market rates.
     Premium securities are typically purchased at a “premium”, in other words, at a price greater than the principal amount payable on maturity. The Fund will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of premium securities provides the Fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. However, the yield on these securities would remain at the current market rate. If securities purchased by the Fund at a premium are called or sold prior to maturity, the Fund will realize a loss to the extent the call or sale price is less than the purchase price. Additionally, the Fund will realize a loss of principal if it holds such securities to maturity.
     Stripped Income Securities. Stripped Income Securities are obligations representing an interest in all or a portion of the income or principal components of an underlying or related security, a pool of securities, or other assets. Stripped income securities may be partially stripped so that each class receives some interest and some principal. However, they may be completely stripped, where one class will receive all of the interest (the “interest only class” or the “IO class”), while the other class will receive all of the principal (the “principal-only class” or the “PO class”).
     The market values of stripped income securities tend to be more volatile in response to changes in interest rates than are conventional income securities. In the case of mortgage-backed stripped income securities, the yields to maturity of IOs and POs may be very sensitive to principal repayments (including prepayments) on the underlying mortgages resulting in a Fund being unable to recoup its initial investment or resulting in a less than anticipated yield. The market for stripped income securities may be limited, making it difficult for the Fund to dispose of its holding at an acceptable price.
     Privatizations. The governments of certain foreign countries have, to varying degrees, embarked on privatization programs to sell part or all of their interests in government owned or controlled companies or enterprises (“privatizations”). A Fund’s investments in such privatizations may include: (i) privately negotiated investments in a government owned or controlled company or enterprise; (ii) investments in the initial offering of equity securities of a government owned or controlled company or enterprise; and (iii) investments in the securities of a government owned or controlled company or enterprise following its initial equity offering.
     In certain foreign countries, the ability of foreign entities such as the Fund to participate in privatizations may be limited by local law, or the terms on which the Fund may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies and enterprises currently owned or controlled by them, that privatization programs will be successful, or that foreign governments will not re-nationalize companies or enterprises that have been privatized. If large blocks of these enterprises are held by a small group of stockholders the sale of all or some portion of these blocks could have an adverse effect on the price.
     Participation Notes. Participation notes, also known as participation certificates, are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a country. The performance results of participation notes will not replicate exactly the performance of the foreign company or foreign securities market that they seek to replicate due to transaction and other expenses. Investments in participation notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities market that they seek to replicate. Participation notes are generally traded over-the-counter and are subject to counterparty risk. Counterparty risk is the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with the Fund. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Fund is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participation note against the issuer of the underlying assets.
Investment Techniques
     Forward Commitments, When-Issued and Delayed Delivery Securities. Forward commitments, when-issued or delayed-delivery basis means that delivery and payment take place in the future after the date of the commitment to purchase or sell the securities at a pre-determined price and/or yield. Settlement of such transactions normally occurs a month or more after the purchase or sale commitment is made. Typically, no interest accrues to the purchaser until the security is delivered. Forward commitments also include “To be announced” (TBA) mortgage backed securities, which are contracts for the purchase or sale of mortgage-backed securities to be delivered at a future agreed upon date, whereby the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. A Fund may also enter into buy/sell back transactions (a form of delayed delivery agreement). In a buy/sell back transaction, a Fund enters a trade to sell securities at one price and simultaneously enters a trade to buy the same securities at another price for settlement at a future date. Although a Fund generally intends to acquire or dispose of securities on a forward commitment, when-issued or delayed delivery basis, a Fund may sell these securities or its commitment before the settlement date if deemed advisable.
     When purchasing a security on a forward commitment, when-issued or delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuation, and takes such fluctuations into account when determining its net asset value. Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value based upon the public’s perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Accordingly, securities acquired on such a basis may expose a Fund to risks because they may experience such fluctuations prior to actual delivery. Purchasing securities on a forward commitment, when-issued or delayed delivery basis may involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself.
     Investment in these types of securities may increase the possibility that the Fund will incur short-term gains subject to federal taxation or short-term losses if the Fund must engage in portfolio transactions in order to honor its commitment. Until the settlement date, a Fund will segregate liquid assets of a dollar value sufficient at all times to make payment for the forward commitment, when-issued or delayed delivery transactions. Such segregated liquid assets will be marked-to-market daily, and the amount segregated will be increased if necessary to maintain adequate coverage of the delayed delivery commitments. No additional forward, when-issued or delayed delivery commitments will be made by a Fund if, as a result, more than 25% of the Fund’s total assets would become so committed. The delayed delivery securities, which will not begin to accrue interest or dividends until the settlement date, will be recorded as an asset of a Fund and will be subject to the risk of market fluctuation. The purchase price of the delayed delivery securities is a liability of a Fund until settlement.
     Short Sales. The Funds do not currently intend to engage in short sales other than short sales against the box. A Fund will not sell a security short if, as a result of such short sale, the aggregate market value of all securities sold short exceeds 10% of the Fund’s total assets. This limitation does not apply to short sales against the box.
     A short sale involves the sale of a security which a Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, a Fund must borrow the security from a broker. The Fund normally closes a short sale by purchasing an equivalent number of shares of the borrowed security on the open market and delivering them to the broker. A short sale is typically effected when the Fund’s adviser believes that the price of a particular security will decline. Open short positions using futures or forward currency contracts are not deemed to constitute selling securities short.
     To secure its obligation to deliver the securities sold short to the broker, a Fund will be required to deposit cash or liquid securities with the broker. In addition, the Fund may have to pay a premium to borrow the securities, and while the loan of the security sold short is outstanding, the Fund is required to pay to the broker the amount of any dividends paid on shares sold short. In addition to maintaining collateral with the broker, a Fund will set aside an amount of cash or liquid securities equal to the difference, if any, between the current market value of the securities sold short and any cash or liquid securities deposited as collateral with the broker-dealer in connection with the short sale. The collateral will be marked to market daily. The amounts deposited with the broker or segregated with the custodian do not have the effect of limiting the amount of money that the Fund may lose on a short sale. Short sale transactions covered in this manner are not considered senior securities and are not subject to the Fund’s fundamental investment limitations on senior securities and borrowings.
     Short positions create a risk that a Fund will be required to cover them by buying the security at a time when the security has appreciated in value, thus resulting in a loss to the Fund. A short position in a security poses more risk than holding the same security long. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. The loss on a long position is limited to what the Fund originally paid for the security together with any transaction costs. The Fund may not always be able to borrow a security the Fund seeks to sell short at a particular time or at an acceptable price. It is possible that the market value of the securities the Fund holds in long positions will decline at the same time that the market value of the securities the Fund has sold short increases, thereby increasing the Fund’s potential volatility. Because the Fund may be required to pay dividends, interest, premiums and other expenses in connection with a short sale, any benefit for the Fund resulting from the short sale will be decreased, and the amount of any ultimate gain or loss will be decreased or increased, respectively, by the amount of such expenses.
     The Fund may also enter into short sales against the box. Short sales against the box are short sales of securities that a Fund owns or has the right to obtain (equivalent in kind or amount to the securities sold short). If a Fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while the short sale is outstanding. The Fund will incur transaction costs including interest expenses, in connection with opening, maintaining, and closing short sales against the box.
     Short sales against the box result in a “constructive sale” and require a Fund to recognize any taxable gain unless an exception to the constructive sale applies. See “Dividends, Distributions and Tax Matters — Tax Matters- Determination of Taxable Income of a Regulated Investment Company.”
     Margin Transactions. None of the Funds will purchase any security on margin, except that each Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The payment by a Fund of initial or variation margin in connection with futures or related options transactions will not be considered the purchase of a security on margin.
     Interfund Loans. The SEC has issued an exemptive order permitting the Funds to borrow money from and lend money to each other for temporary or emergency purposes. The Funds’ interfund lending program is subject to a number of conditions, including the requirements that: (1) an interfund loan will generally only occur if the interest rate on the loan is more favorable to the borrowing fund than the interest rate typically available from a bank for a comparable transaction and the rate is more favorable to the lending fund than the rate available on overnight repurchase transactions; (2) a Fund may not lend more than 15% of its net assets through the program (measured at the time of the last loan); and (3) a Fund may not lend more than 5% of its net assets to another Fund through the program (measured at the time of the loan). A Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objective and investment policies. Interfund loans have a maximum duration of seven days. Loans may be called with one day’s notice and may be repaid on any day.
     Borrowing. The Funds may borrow money to the extent permitted under the Fund Policies. Such borrowings may be utilized (i) for temporary or emergency purposes; (ii) in anticipation of or in response to adverse market conditions; or, (iii) for cash management purposes. Van Kampen U.S. Mortgage Fund may also borrow money to purchase additional securities when Invesco deems it advantageous to do so. All borrowings are limited to an amount not exceeding 33 1/3% of a Fund’s total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that exceed this amount will be reduced within three business days to the extent necessary to comply with the 33 1/3% limitation even if it is not advantageous to sell securities at that time.
     If there are unusually heavy redemptions, a Fund may have to sell a portion of its investment portfolio at a time when it may not be advantageous to do so. Selling Fund securities under these circumstances may result in a lower net asset value per share or decreased dividend income, or both. Invesco and the Sub-Advisers believe that, in the event of abnormally heavy redemption requests, a Fund’s borrowing ability would help to mitigate any such effects and could make the forced sale of their portfolio securities less likely.
     The ability of Van Kampen U.S. Mortgage Fund to borrow money to purchase additional securities gives this Fund greater flexibility to purchase securities for investment or tax reasons and not to be dependent on cash flows. To the extent borrowing costs exceed the return on the additional investments, the return realized by the Fund’s shareholders will be adversely affected. The Fund’s borrowing to purchase additional securities creates an opportunity for a greater total return to the Fund, but, at the same time, increases exposure to losses. The Fund’s willingness to borrow money for investment purposes, and the amount it borrows depends upon many factors, including investment outlook, market conditions and interest rates. Successful use of borrowed money to purchase additional investments depends on Invesco’s or the Sub-Adviser’s ability to predict correctly interest rates and market movements; such a strategy may not be successful during any period in which it is employed.
     The Funds may borrow from a bank, broker-dealer, or another Fund. Additionally, the Funds are permitted to temporarily carry a negative or overdrawn balance in their account with their custodian bank. To compensate the custodian bank for such overdrafts, the Funds may either (i) leave funds as a compensating balance in their account so the custodian bank can be compensated by earning interest on such funds; or (ii) compensate the custodian bank by paying it an agreed upon rate. A Fund (except Van Kampen U.S. Mortgage Fund) may not purchase additional securities when any borrowings from banks or broker-dealers exceed 5% of the Fund’s total assets or when any borrowings from a Fund are outstanding.
     Lending Portfolio Securities. Each Fund may each lend its portfolio securities (principally to broker-dealers) to generate additional income. Such loans are callable at any time and are continuously secured by segregated collateral equal to no less than the market value, determined daily, of the loaned securities. Such collateral will be cash, letters of credit, or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Each Fund may lend portfolio securities to the extent of one-third of its total assets. A Fund will loan its securities only to parties that Invesco has determined are in good standing and when, in Invesco’s judgment, the income earned would justify the risks.
     A Fund will not have the right to vote securities while they are on loan, but it can call a loan in anticipation of an important vote. The Fund would receive income in lieu of dividends on loaned securities and may, at the same time, generate income on the loan collateral or on the investment of any cash collateral.
     If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering securities loaned or gaining access to the collateral. If the Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement security in the market. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the loaned securities increases and the collateral is not increased accordingly.

     Any cash received as collateral for loaned securities will be invested, in accordance with a Fund’s investment guidelines, in short-term money market instruments or Affiliated Money Market Funds. Investing this cash subjects that investment to market appreciation or depreciation. For purposes of determining whether a Fund is complying with its investment policies, strategies and restrictions, the Fund will consider the loaned securities as assets of the Fund, but will not consider any collateral received as a Fund asset. The Fund will bear any loss on the investment of cash collateral.
     For a discussion of tax considerations relating to lending portfolio securities, see “Dividends, Distributions and Tax Matters — Tax Matters — Securities Lending.”
     Repurchase Agreements. Certain Funds may engage in repurchase agreement transactions involving the types of securities in which it is permitted to invest. Repurchase agreements are agreements under which a Fund acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during a Fund’s holding period. A Fund may enter into a “continuing contract” or “open” repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying securities from the Fund on demand and the effective interest rate is negotiated on a daily basis. Repurchase agreements may be viewed as loans made by a Fund which are collateralized by the securities subject to repurchase.
     If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, a Fund might incur expenses in enforcing its rights, and could experience a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, although the Bankruptcy Code and other insolvency laws may provide certain protections for some types of repurchase agreements, if the seller of a repurchase agreement should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the value of the underlying security declines. The securities underlying a repurchase agreement will be marked-to-market every business day so that the value of such securities is at least equal to the investment value of the repurchase agreement, including any accrued interest thereon.
     The Funds may invest their cash balances in joint accounts with other Funds for the purpose of investing in repurchase agreements with maturities not to exceed 60 days, and in certain other money market instruments with remaining maturities not to exceed 90 days. Repurchase agreements are considered loans by a Fund under the 1940 Act.
     Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in securities that are illiquid.
     Illiquid securities are securities that cannot be disposed of within seven days in the normal course of business at the price at which they are valued. Illiquid securities may include a wide variety of investments, such as: (1) repurchase agreements maturing in more than seven days (unless the agreements have demand/redemption features); (2) OTC options contracts and certain other derivatives (including certain swap agreements); (3) fixed time deposits that are not subject to prepayment or that provide for withdrawal penalties upon prepayment (other than overnight deposits); (4) loan interests and other direct debt instruments; (5) municipal lease obligations; (6) commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933 (the “1933 Act”); and (7) securities that are unregistered, that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act, or that are exempt from registration under the 1933 Act or otherwise restricted under the federal securities laws.

     Limitations on the resale of restricted securities may have an adverse effect on their marketability, which may prevent a Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering such securities for resale, and the risk of substantial delays in effecting such registrations. A Fund’s difficulty valuing and selling illiquid securities may result in a loss or be costly to the Fund.
     If a substantial market develops for a restricted security or other illiquid investment held by a Fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the Board. While Invesco monitors the liquidity of restricted securities on a daily basis, the Board oversees and retains ultimate responsibility for Invesco’s liquidity determinations. Invesco considers various factors when determining whether a security is liquid, including the frequency of trades, availability of quotations and number of dealers or qualified institutional buyers in the market.
     Reverse Repurchase Agreements. Reverse repurchase agreements are agreements that involve the sale of securities held by a Fund to financial institutions such as banks and broker-dealers, with an agreement that the Fund will repurchase the securities at an agreed upon price and date. During the reverse repurchase agreement period, the Fund continues to receive interest and principal payments on the securities sold. A Fund may employ reverse repurchase agreements (i) for temporary emergency purposes, such as to meet unanticipated net redemptions so as to avoid liquidating other portfolio securities during unfavorable market conditions; (ii) to cover short-term cash requirements resulting from the timing of trade settlements; or (iii) to take advantage of market situations where the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction.
     Reverse repurchase agreements involve the risk that the market value of securities to be purchased by the Fund may decline below the price at which the Fund is obligated to repurchase the securities, or that the other party may default on its obligation, so that the Fund is delayed or prevented from completing the transaction. At the time the Fund enters into a reverse repurchase agreement, it will segregate, and maintain, liquid assets having a dollar value equal to the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements are considered borrowings by a Fund under the 1940 Act.
     Mortgage Dollar Rolls. A mortgage dollar roll (a “dollar roll”) is a type of transaction that involves the sale by a Fund of a mortgage-backed security to a financial institution such as a bank or broker-dealer, with an agreement that the Fund will repurchase a substantially similar (i.e., same type, coupon and maturity) security at an agreed upon price and date. The mortgage securities that are purchased will bear the same interest rate as those sold, but will generally be collateralized by different pools of mortgages with different prepayment histories. During the period between the sale and repurchase a Fund will not be entitled to receive interest or principal payments on the securities sold but is compensated for the difference between the current sales price and the forward price for the future purchase. In addition, cash proceeds of the sale may be invested in short-term instruments and the income from these investments, together with any additional fee income received on the sale, would generate income for a Fund. A Fund typically enters into a dollar roll transaction to enhance the Fund’s return either on an income or total return basis or to manage pre-payment risk.
     Dollar roll transactions involve the risk that the market value of the securities retained by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a dollar roll transaction files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Dollar rolls are considered borrowings by a Fund under the 1940 Act. At the time a Fund enters into a dollar roll transaction, a sufficient amount of assets held by the Fund will segregated to meet the forward commitment.
     Unless the benefits of the sale exceed the income, capital appreciation or gains on the securities sold as part of the dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of dollar rolls. The benefits of dollar rolls may depend upon the Adviser or Sub-Adviser’s ability to predict mortgage repayments and interest rates. There is no assurance that dollar rolls can be successfully employed.
     Standby Commitments. Each Fund may acquire securities that are subject to standby commitments from banks or other municipal securities dealers.
     Under a standby commitment, a bank or dealer would agree to purchase, at the Fund’s option, specified securities at a specified price. Standby commitments generally increase the cost of the acquisition of the underlying security, thereby reducing the yield. Standby commitments depend upon the issuer’s ability to fulfill its obligation upon demand. Although no definitive creditworthiness criteria are used for this purpose, Invesco reviews the creditworthiness of the banks and other municipal securities dealers from which the Funds obtain standby commitments in order to evaluate those risks.
     Contracts for Difference. A contract for difference (“CFD”) is a contract between two parties, buyer and seller, stipulating that the seller will pay to the buyer the difference between the nominal value of the underlying stock, stock basket or index at the opening of the contract and the stock’s, stock basket’s or index’s value at the close of the contract. The size of the contract and the contract’s expiration date are typically negotiated by the parties to the CFD transaction. CFDs enable a Fund to take long positions on an underlying stock, stock basket or index and thus potentially capture gains on movements in the share prices of the stock, stock basket or index without the need to own the underlying stock, stock basket or index. By entering into a CFD transaction, a Fund could incur losses because it would face many of the same types of risks as owning the underlying equity security directly. For example, a Fund might buy a position in a CFD and the contract value at the close of the transaction may be greater than the contract value at the opening of the transaction. This may be due to, among other factors, an increase in the market value of the underlying equity security. In such a situation, a Fund would have to pay the difference in value of the contract to the seller of the CFD. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of a Fund’s shares, may be reduced.
     Entry into a CFD transaction may, in certain circumstances, require the payment of an initial margin, and adverse market movements against the underlying stock may require the buyer to make additional margin payments. CFDs may be considered illiquid by the SEC staff and subject to the limitations on illiquid investments. To the extent that there is an imperfect correlation between the return on a Fund’s obligation to its counterparty under the CFD and the return on related assets in its portfolio, the CFD transaction may increase such Fund’s financial risk. A Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.
Derivatives
     A derivative is a financial instrument whose value is dependent upon the value of other assets, rates or indices, referred to as an “underlying reference.” These underlying references may include commodities, stocks, bonds, interest rates, currency exchange rates or related indices. Derivatives include swaps, options, warrants, futures and forward currency contract. Some derivatives, such as futures and certain options, are traded on U.S. commodity or securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market.
     Derivatives may be used for “hedging,” which means that they may be used when the portfolio manager seeks to protect the Fund’s investments from a decline in value, which could result from changes in interest rates, market prices, currency fluctuations and other market factors. Derivatives may also be used when the portfolio manager seeks to increase liquidity, implement a tax or cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the characteristics of the Fund’s portfolio investments, for example, duration, and/or to enhance return. However derivatives are used, their successful use is not assured and will depend upon the portfolio manager’s ability to predict and understand relevant market movements.
     Because certain derivatives involve leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and the Fund could lose more than it invested, federal securities laws, regulations and guidance may require the Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, If SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.
     For swaps, forwards and futures that are contractually required to “cash-settle,” the Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market (net) obligations, if any (i.e., the Fund’s daily net liability, if any), rather than the notional value (See “Swap Agreements”). By setting aside assets equal to only its net obligations under cash-settled swaps, forward and futures contracts, the Fund will have the ability to employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff. The Subsidiary will comply with these asset segregation requirements to the same extent as the Fund itself.
     General risks associated with derivatives:
     The use by the Funds of derivatives may involve certain risks, as described below.
     Counterparty Risk: OTC derivatives are generally governed by a single master agreement for each counterparty. Counterparty Risk refers to the risk that the counterparty under the agreement will not live up to its obligations. An agreement may not contemplate delivery of collateral to support fully a counterparty’s contractual obligation; therefore, a Fund might need to rely on contractual remedies to satisfy the counterparty’s full obligation. As with any contractual remedy, there is no guarantee that a Fund will be successful in pursuing such remedies, particularly in the event of the counterparty’s bankruptcy. The agreement may allow for netting of the counterparty’s obligations on specific transactions, in which case a Fund’s obligation or right will be the net amount owed to or by the counterparty. The Fund will not enter into a derivative transaction with any counterparty that Invesco and/or the Sub-Advisers believe does not have the financial resources to honor its obligations under the transaction. Invesco monitors the financial stability of counterparties. Where the obligations of the counterparty are guaranteed, Invesco monitors the financial stability of the guarantor instead of the counterparty.
     A Fund will not enter into a transaction with any single counterparty if the net amount owed or to be received under existing transactions under the agreements with that counterparty would exceed 5% of the Fund’s net assets determined on the date the transaction is entered into.
     Leverage Risk: Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction. A Fund mitigates leverage by segregating or earmarking assets or otherwise covers transactions that may give rise to leverage.
     Liquidity Risk: The risk that a particular derivative is difficult to sell or liquidate. If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
     Pricing Risk: The risk that the value of a particular derivative does not move in tandem or as otherwise expected relative to the corresponding underlying instruments.
     Regulatory Risk: The risk that a change in laws or regulations will materially impact a security or market.
     Tax Risks: For a discussion of the tax considerations relating to derivative transactions, see “Dividends, Distributions and Tax Matters.”
     General risks of hedging strategies using derivatives:
     The use by the Funds of hedging strategies involves special considerations and risks, as described below.
     Successful use of hedging transactions depends upon Invesco’s and the Sub-Advisers’ ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies. While Invesco and the Sub-Advisers are experienced in the use of derivatives for hedging, there can be no assurance that any particular hedging strategy will succeed.
     In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.
     Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.
     Types of derivatives:
     Swap Agreements. Generally, swap agreements are contracts between a Fund and a brokerage firm, bank, or other financial institution (the counterparty) for periods ranging from a few days to multiple years. In a basic swap transaction, the Fund agrees with its counterparty to exchange the returns (or differentials in returns) earned or realized on a particular asset such as an equity or debt security, commodity, currency or interest rate, calculated with respect to a “notional amount.” The notional amount is the set amount selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not exchange the notional amount. Instead, they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular foreign currency, or a “basket” of securities representing a particular index. In some cases, such as cross currency swaps, the swap agreement may require delivery (exchange) of the entire notional value of one designated currency for another designated currency.
     Numerous proposals have been made by various regulatory entities and rulemaking bodies to regulate the OTC derivatives markets, including, specifically, credit default swaps. The Fund cannot predict the outcome or final form of any of these proposals or if or when any of them would become effective. However, any additional regulation or limitation on the OTC markets for derivatives could materially and adversely impact the ability of the Fund to buy or sell OTC derivatives, including credit default swaps.
     Commonly used swap agreements include:
     Credit Default Swaps (“CDS”): An agreement between two parties where the first party agrees to make one or more payments to the second party, while the second party assumes the risk of certain defaults, generally a failure to pay or bankruptcy of the issuer on a referenced debt obligation. CDS transactions are typically individually negotiated and structured. A Fund may enter into CDS to create long or short exposure to domestic or foreign corporate debt securities or sovereign debt securities.
     A Fund may buy a CDS (buy credit protection). In this transaction the Fund makes a stream of payments based on a fixed interest rate (the “premium”) over the life of the swap in exchange for a counterparty (the “seller”) taking on the risk of default of a referenced debt obligation (the “Reference Obligation”). If a credit event occurs for the Reference Obligation, the Fund would cease making premium payments and it would deliver defaulted bonds to the seller. In return, the seller would pay the notional value of the Reference Obligation to the Fund. Alternatively, the two counterparties may agree to cash settlement in which the seller delivers to the Fund (buyer) the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund pays the fixed premium to the seller for the life of the contract, and no other exchange occurs.
     Alternatively, a Fund may sell a CDS (sell credit protection). In this transaction the Fund will receive premium payments from the buyer in exchange for taking the risk of default of the Reference Obligation. If a credit event occurs for the Reference Obligation, the buyer would cease to make premium payments to the Fund and deliver the Reference Obligation to the Fund. In return, the Fund would pay the notional value of the Reference Obligation to the buyer. Alternatively, the two counterparties may agree to cash settlement in which the Fund would pay the buyer the difference between the market value and the notional value of the Reference Obligation. If no event of default occurs, the Fund receives the premium payments over the life of the contract, and no other exchange occurs.
     Credit Default Index (“CDX”). A CDX is an index of CDS. CDX allow an investor to manage credit risk or to take a position on a basket of credit entities (such as CDS or CMBS) in a more efficient manner than transacting in single name CDS. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for payment of the notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. New series of CDX are issued on a regular basis. A Commercial Mortgage-Backed Index (“CMBX”) is a type of CDX made up of 25 tranches of commercial mortgage-backed securities (See “Debt Instruments — Mortgage-Backed and Asset-Backed Securities”) rather than CDS. Unlike other CDX contracts where credit events are intended to capture an event of default CMBX involves a pay-as-you-go (“PAUG”) settlement process designed to capture non-default events that affect the cash flow of the reference obligation. PAUG involves ongoing, two-way payments over the life of a contract between the buyer and the seller of protection and is designed to closely mirror the cash flow of a portfolio of cash commercial mortgage-backed securities.
     Currency Swap: An agreement between two parties pursuant to which the parties exchange a U.S. dollar-denominated payment for a payment denominated in a different currency.
     Interest Rate Swap: An agreement between two parties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified principal or notional amount. In other words, Party A agrees to pay Party B a fixed interest rate and in return Party B agrees to pay Party A a variable interest rate.
     Total Return Swap: An agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains.
     Options.
     An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option at the exercise price during the term of the option (for American style options or on a specified date for European style options), the security, currency or other instrument underlying the option (or in the case of an index option the cash value of the index). Options on a CDS or a Futures Contract (defined below) give the purchaser the right to enter into a CDS or assume a position in a Futures Contract.
     The Funds may engage in certain strategies involving options to attempt to manage the risk of their investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). Option transactions present the possibility of large amounts of exposure (or leverage), which may result in a Fund’s net asset value being more sensitive to changes in the value of the option.
     The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions.
     A Fund will not write (sell) options if, immediately after such sale, the aggregate value of securities or obligations underlying the outstanding options would exceed 20% of the Fund’s total assets. A Fund will not purchase options if, immediately after such purchase, the aggregate premiums paid for outstanding options would exceed 5% of the Fund’s total assets.
     A Fund may effectively terminate its right or obligation under an option by entering into an offsetting closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

     Options may be either listed on an exchange or traded in OTC markets. Listed options are tri-party contracts (i.e., performance of the obligations of the purchaser and seller are guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates and differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time; therefore the Fund may be required to treat some or all OTC options as illiquid securities. Although a Fund will enter into OTC options only with dealers that are expected to be capable of entering into closing transactions with it, there is no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to exercise or expiration. In the event of insolvency of the dealer, a Fund might be unable to close out an OTC option position at any time prior to its expiration.
     Types of Options:
     Put Options on Securities: A put option gives the purchaser the right to sell, to the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration date of the option for American style options or on a specified date for European style options, regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the put option, the writer of a put option is obligated to buy the underlying security, contract or foreign currency for the exercise price.
     Call Options on Securities: A call option gives the purchaser the right to buy, from the writer, the underlying security, contract or foreign currency at the stated exercise price at any time prior to the expiration of the option (for American style options) or on a specified date (for European style options), regardless of the market price or exchange rate of the security, contract or foreign currency, as the case may be, at the time of exercise. If the purchaser exercises the call option, the writer of a call option is obligated to sell to and deliver the underlying security, contract or foreign currency to the purchaser of the call option for the exercise price.
     Index Options: Index options (or options on securities indices) give the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call or put times a specified multiple (the “multiplier”), which determines the total dollar value for each point of such difference.
     The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities that underlie the index and, as a result, bears the risk that the value of the securities held will not be perfectly correlated with the value of the index.
     CDS Option: A CDS option transaction gives the holder the right to enter into a CDS at a specified future date and under specified terms in exchange for a purchase price or premium. The writer of the option bears the risk of any unfavorable move in the value of the CDS relative to the market value on the exercise date, while the purchaser may allow the option to expire unexercised.

     Options on Futures Contracts: Options on Futures Contracts give the holder the right to assume a position in a Futures Contract (to buy the Futures Contract if the option is a call and to sell the Futures Contract if the option is a put) at a specified exercise price at any time during the period of the option.
     Option Techniques.
     Writing Options. A Fund may write options to generate additional income and to seek to hedge its portfolio against market or exchange rate movements. As the writer of an option, the Fund may have no control over when the underlying instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the option purchaser may notify the Fund of exercise at any time prior to the expiration of the option (for American style options). In general, options are rarely exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium.
     A Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the price it is willing to pay for the underlying security, contract or currency. In return for the premium received for writing a put option, the Fund assumes the risk that the price of the underlying security, contract, or foreign currency will decline below the exercise price, in which case the put would be exercised and the Fund would suffer a loss.
     In return for the premium received for writing a call option on a security the Fund holds, the Fund foregoes the opportunity for profit from a price increase in the underlying security, contract, or foreign currency above the exercise price so long as the option remains open, but retains the risk of loss should the price of the security, contract, or foreign currency decline.
     If an option that a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security, contract or currency, held by the Fund during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security, contract or currency, which will be increased or offset by the premium received. The obligation imposed upon the writer of an option is terminated upon the expiration of the option, or such earlier time at which a Fund effects a closing purchase transaction by purchasing an option (put or call as the case may be) identical to that previously sold.
     Purchasing Options.
     A Fund may only purchase a put option on an underlying security, contract or currency owned by the Fund in order to protect against an anticipated decline in the value of the security, contract or currency held by the Fund; or purchase put options on underlying securities, contracts or currencies against which it has written other put options. The premium paid for the put option and any transaction costs would reduce any profit realized when the security, contract or currency is delivered upon the exercise of the put option. Conversely, if the underlying security, contract or currency does not decline in value, the option may expire worthless and the premium paid for the protective put would be lost.
     A Fund may purchase a call option for the purpose of acquiring the underlying security, contract or currency for its portfolio, or on underlying securities, contracts or currencies against which it has written other call options. The Fund is not required to own the underlying security in order to purchase a call option. If the Fund does not own the underlying position, the purchase of a call option would enable a Fund to acquire the security, contract or currency at the exercise price of the call option plus the premium paid. So long as it holds a call option, rather than the underlying security, contract or currency itself, the Fund is partially protected from any unexpected increase in the market price of the underlying security, contract or currency. If the market price does not exceed the exercise price, the Fund could purchase the security on the open market and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.
     Straddles/Spreads/Collars.
     Spread and straddle options transactions. In “spread” transactions, a Fund buys and writes a put or buys and writes a call on the same underlying instrument with the options having different exercise prices, expiration dates, or both. In “straddles,” a Fund purchases a put option and a call option or writes a put option and a call option on the same instrument with the same expiration date and typically the same exercise price. When a Fund engages in spread and straddle transactions, it seeks to profit from differences in the option premiums paid and received and in the market prices of the related options positions when they are closed out or sold. Because these transactions require the Fund to buy and/or write more than one option simultaneously, the Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if the Fund were to buy or sell a single option. Similarly, costs incurred by the Fund in connection with these transactions will in many cases be greater than if the Fund were to buy or sell a single option.
     Option Collars. A Fund also may use option “collars.” A “collar” position combines a put option purchased by the Fund (the right of the Fund to sell a specific security within a specified period) with a call option that is written by the Fund (the right of the counterparty to buy the same security) in a single instrument. The Fund’s right to sell the security is typically set at a price that is below the counterparty’s right to buy the security. Thus, the combined position “collars” the performance of the underlying security, providing protection from depreciation below the price specified in the put option, and allowing for participation in any appreciation up to the price specified by the call option.
     Warrants.
     A warrant gives the holder the right to purchase securities from the issuer at a specific price within a certain time frame and is similar to a call option. The main difference between warrants and call options is that warrants are issued by the company that will issue the underlying security, whereas options are not issued by the company. Young, unseasoned companies often issue warrants to finance their operations.
     Futures Contracts.
     A Futures Contract is a two-party agreement to buy or sell a specified amount of a specified security or currency (or delivery of a cash settlement price, in the case of certain futures such as an index future or Eurodollar Future) for a specified price at a designated date, time and place (collectively, “Futures Contracts”). A “sale” of a Futures Contract means the acquisition of a contractual obligation to deliver the underlying instrument or asset called for by the contract at a specified price on a specified date. A “purchase” of a Futures Contract means the acquisition of a contractual obligation to acquire the underlying instrument or asset called for by the contract at a specified price on a specified date.
     The Funds will only enter into Futures Contracts that are traded (either domestically or internationally) on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act and by the Commodity Futures Trading Commission (“CFTC”). Foreign futures exchanges and trading thereon are not regulated by the CFTC and are not subject to the same regulatory controls. The Trust, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the act with respect to the Funds.

     Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times when a Futures Contract is outstanding. “Margin” for a Futures Contracts is the amount of funds that must be deposited by a Fund in order to initiate Futures Contracts trading and maintain its open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered (“initial margin”) is intended to ensure the Fund’s performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
     Subsequent payments, called “variation margin,” received from or paid to the futures commission merchant through which a Fund enters into the Futures Contract will be made on a daily basis as the futures price fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market. When the Futures Contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the futures commission merchant along with any amount in excess of the margin amount; if the Fund has a loss of less than the margin amount, the difference is returned to the Fund; or if the Fund has a gain, the margin amount is paid to the Fund and the futures commission merchant pays the Fund any excess gain over the margin amount.
     Closing out an open Futures Contract is affected by entering into an offsetting Futures Contract for the same aggregate amount of the identical financial instrument or currency and the same delivery date. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If a Fund is not able to enter into an offsetting transaction, it will continue to be required to maintain the margin deposits on the Futures Contract.
     In addition, if a Fund were unable to liquidate a Futures Contract or an option on a Futures Contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments.
     Types of Futures Contracts:
     Currency Futures: A currency Futures Contract is a standardized, exchange-traded contract to buy or sell a particular currency at a specified price at a future date (commonly three months or more). Currency Futures Contracts may be highly volatile and thus result in substantial gains or losses to the Fund.
     Index Futures: A stock index Futures Contract is an exchange-traded contract that provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the date specified in the contract and the price agreed upon in the Futures Contract; no physical delivery of stocks comprising the index is made.
     Interest Rate Futures: An interest-rate Futures Contract is an exchange-traded contact in which the specified underlying security is either an interest-bearing fixed income security or an inter-bank deposit. Two examples of common interest rate Futures Contracts are U.S. Treasury futures and Eurodollar Futures Contracts. The specified security for U.S. Treasury futures is a U.S. Treasury security. The specified security for Eurodollar futures is the London Interbank Offered Rate (“Libor”) which is a daily reference rate based on the interest rates at which banks offer to lend unsecured funds to other banks in the London wholesale money market.

     Security Futures: A security Futures Contract is an exchange-traded contract to purchase or sell, in the future, a specified quantity of a security (other than a Treasury security, or a narrow-based securities index) at a certain price.
     Forward Currency Contracts.
     A forward currency contract is an over the counter contract between two parties to buy or sell a particular currency at a specified price at a future date. The parties may exchange currency at the maturity of the forward currency contract, or if the parties agree prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting amount of currency. Forward currency contracts are traded over-the-counter, and not on organized commodities or securities exchanges.
     A Fund may enter into forward currency contracts with respect to a specific purchase or sale of a security, or with respect to its portfolio positions generally.
     The cost to a Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the prices of the underlying securities a Fund owns or intends to acquire, but it does establish a rate of exchange in advance. While forward currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.
     Limitations on Futures Contracts and Options on Futures Contracts and on Certain Options on Currencies.
     The Funds will enter into Futures Contracts for hedging purposes only. For example; that is, Futures Contracts may be sold to protect against a decline in the price of securities or currencies that the Fund owns, or Futures Contracts will be purchased to protect the Fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. Additionally, Futures Contracts may be used to hedge against certain portfolio risks such as interest rate risk, yield curve risk and currency exchange rates. AIM Dynamics Fund’s hedging may include sales of Futures Contracts as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures Contracts as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.
Fund Policies
     Fundamental Restrictions. Except as otherwise noted below, each Fund is subject to the following investment restrictions, which may be changed only by a vote of such Fund’s outstanding shares. Fundamental restrictions may be changed only by a vote of the lesser of (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or represented by proxy, or (ii) more than 50% of the Fund’s outstanding shares. Any investment restriction that involves a maximum or minimum percentage of securities or assets (other than with respect to borrowing) shall not be considered to be violated unless an excess over or a deficiency under the percentage occurs immediately after, and is caused by, an acquisition or disposition of securities or utilization of assets by the Fund.
     (1) The Fund (except for Van Kampen Real Estate Securities Fund, Van Kampen Leaders Fund and the Asset Allocation Funds) is a “diversified company” as defined in the 1940 Act. The Fund will not purchase the securities of any issuer if, as a result, the Fund would fail to be a diversified company within the meaning of the 1940 Act, and the rules and regulations promulgated thereunder, as such statute, rules and regulations are amended from time to time or are interpreted from time to time by the SEC staff (collectively, the “1940 Act Laws and Interpretations”) or except to the extent that the Fund may be permitted to do so by exemptive order or similar relief (collectively, with the 1940 Act Laws and Interpretations, the “1940 Act Laws, Interpretations and Exemptions”). In complying with this restriction, however, the Fund may purchase securities of other investment companies to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (2) The Fund may not borrow money or issue senior securities, except as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     (3) The Fund may not underwrite the securities of other issuers. This restriction does not prevent the Fund from engaging in transactions involving the acquisition, disposition or resale of its portfolio securities, regardless of whether the Fund may be considered to be an underwriter under the 1933 Act.
     (4) The Fund (except for Van Kampen Real Estate Securities Fund, the Van Kampen Leaders Fund and the Asset Allocation Funds) will not make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of issuers primarily engaged in the same industry. This restriction does not limit the Fund’s investments in (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.
     Van Kampen Leaders Fund and each of the Asset Allocation Funds will make investments that will result in the concentration (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) of its investments in the securities of investment companies.
     Van Kampen Real Estate Securities Fund will concentrate (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) its investments in the real estate industry.
     (5) The Fund may not purchase real estate or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
     (6) The Fund may not purchase physical commodities or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.
     (7) The Fund may not make personal loans or loans of its assets to persons who control or are under common control with the Fund, except to the extent permitted by 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Fund from, among other things, purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker-dealers or institutional investors, or investing in loans, including assignments and participation interests.
     (8) The Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.
     The investment restrictions set forth above provide each of the Funds with the ability to operate under new interpretations of the 1940 Act or pursuant to exemptive relief from the SEC without receiving prior shareholder approval of the change. Even though each of the Funds has this flexibility, the Board has adopted non-fundamental restrictions for each of the Funds relating to certain of these restrictions which Invesco and, when applicable, the Sub-Advisers must follow in managing the Funds. Any changes to these non-fundamental restrictions, which are set forth below, require the approval of the Board.
     Non-Fundamental Restrictions. Non-fundamental restrictions may be changed for any Fund without shareholder approval. The non-fundamental investment restrictions listed below apply to each of the Funds unless otherwise indicated.
     (1) In complying with the fundamental restriction regarding issuer diversification, the Fund (except for Van Kampen Real Estate Securities Fund, Van Kampen Leaders Fund and the Asset Allocation Funds) will not, with respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by other investment companies), if, as a result, (i) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer. The Fund may purchase securities of other investment companies as permitted by the 1940 Act Laws, Interpretations and Exemptions.
     In complying with the fundamental restriction regarding issuer diversification, any fund that invests in municipal securities will regard each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member as a separate “issuer.” When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer. However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by the Fund exceeds 10% of the Fund’s total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. Securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth in the preceding sentence.
     (2) In complying with the fundamental restriction regarding industry concentration, the Fund (except for Van Kampen Real Estate Securities Fund) may invest up to 25% of its total assets in the securities of issuers whose principal business activities are in the same industry.
     (3) Notwithstanding the fundamental restriction with regard to engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities, the Fund currently may not invest in any security (including futures contracts or options thereon) that is secured by physical commodities.
     The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals and grains). Accordingly, the Funds will interpret the fundamental restriction and the related non-fundamental restriction to permit the Funds, subject to each Fund’s investment objectives and general investment policies (as stated in the Funds’ prospectuses and herein), to invest directly in foreign currencies and other financial commodities and to purchase, sell or enter into commodity futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency-, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate or securities-related or foreign currency-related hedging instruments or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also will interpret their fundamental restriction regarding purchasing and selling physical commodities and their related non-fundamental restriction to permit the Funds to invest in exchange-traded funds that invest in physical and/or financial commodities, subject to the limits described in the Funds’ prospectuses and herein.
     (4) In complying with the fundamental restriction with regard to making loans, the Fund may lend up to 33 1/3% of its total assets and may lend money to a Fund, on such terms and conditions as the SEC may require in an exemptive order.
     (5) Notwithstanding the fundamental restriction with regard to investing all assets in an open-end fund, the Fund may not invest all of its assets in the securities of a single open-end management investment company with the same fundamental investment objectives, policies and restrictions as the Fund.
     (6) The Funds (except for the Van Kampen Leaders Fund and the Asset Allocation Funds) may not acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.
     (7) The following apply:
     (a) Van Kampen Real Estate Securities Fund invests, under normal market conditions, at least 80% of its assets in securities of companies operating in the real estate including equity securities of REITs and other securities of companies operating in the real estate industry.
     (b) Van Kampen U.S. Mortgage Fund invests, under normal market conditions, at least 80% of its assets in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities at the time of investment.
     (c) Invesco Convertible Securities Fund invests, under normal circumstances, at least 80% of its total assets in convertible debt securities.
     For purposes of the foregoing, “assets” means net assets, plus the amount of any borrowings for investment purposes. The Fund will provide written notice to its shareholders prior to any change to this policy, as required by the 1940 Act Laws, Interpretations and Exemptions.
Policies and Procedures for Disclosure of Fund Holdings
     The Board has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio holdings (the “Holdings Disclosure Policy”). Invesco Aim and the Board may amend the Holdings Disclosure Policy at any time without prior notice. Details of the Holdings Disclosure Policy and a description of the basis on which employees of Invesco Aim and its affiliates may release information about portfolio securities in certain contexts are provided below.
     Public release of portfolio holdings. The Funds disclose the following portfolio holdings information on http://www.invescoaim.com1:

	Approximate Date of	Information Remains
Information	Website Posting	Posted on Website
Top ten holdings as of month-end	15 days after month-end	Until replaced with the following month’s top ten holdings

Select holdings included in the Fund’s Quarterly Performance Update	29 days after calendar quarter-end	Until replaced with the following quarter’s Quarterly Performance Update

[1]	To locate the Fund’s portfolio holdings information on http://www.invescoaim.com, click on the Products and Performance tab, then click on the Mutual Funds link, then click on the Fund Overview link and select the Fund from the drop down menu. Links to the Fund’s portfolio holdings are located in the upper right side of this website page.

	Approximate Date of	Information Remains
Information	Website Posting	Posted on Website
Complete portfolio holdings as of calendar quarter-end	30 days after calendar quarter-end	For one year

Complete portfolio holdings as of fiscal quarter-end	60-70 days after fiscal quarter-end	For one year
     These holdings are listed along with the percentage of the Fund’s net assets they represent. Generally, employees of Invesco Aim and its affiliates may not disclose such portfolio holdings until one day after they have been posted on http://www.invescoaim.com. You may also obtain the publicly available portfolio holdings information described above by contacting us at 1-800-959-4246.
     Selective disclosure of portfolio holdings pursuant to non-disclosure agreement. Employees of Invesco and its affiliates may disclose non-public full portfolio holdings on a selective basis only if the Internal Compliance Controls Committee (the “ICCC”) of the Adviser approves the parties to whom disclosure of non-public full portfolio holdings will be made. The ICCC must determine that the proposed selective disclosure will be made for legitimate business purposes of the applicable Fund and is in the best interest of the applicable Fund’s shareholders. In making such determination, the ICCC will address any perceived conflicts of interest between shareholders of such Fund and Invesco or its affiliates as part of granting its approval.
     The Board exercises continuing oversight of the disclosure of Fund portfolio holdings by (1) overseeing the implementation and enforcement of the Holdings Disclosure Policy and the Funds Code of Ethics by the Chief Compliance Officer (or his designee) of Invesco and the Funds and (2) considering reports and recommendations by the Chief Compliance Officer concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act and Rule 206(4)-7 under the Investment Advisers Act of 1940, as amended) that may arise in connection with the Holdings Disclosure Policy. Pursuant to the Holdings Disclosure Policy, the Board reviews the types of situations in which Invesco provides selective disclosure and approves situations involving perceived conflicts of interest between shareholders of the applicable Fund and Invesco or its affiliates brought to the Board’s attention by Invesco.
     Invesco discloses non-public full portfolio holdings information to the following persons in connection with the day-to-day operations and management of the AIM Funds:
•	Attorneys and accountants;

•	Securities lending agents;

•	Lenders to the AIM Funds;

•	Rating and rankings agencies;

•	Persons assisting in the voting of proxies;

•	AIM Funds’ custodians;

•	The AIM Funds’ transfer agent(s) (in the event of a redemption in kind);

•	Pricing services, market makers, or other persons who provide systems or software support in connection with AIM Funds’ operations (to determine the price of securities held by an AIM Fund);

•	Financial printers;

•	Brokers identified by the AIM Funds’ portfolio management team who provide execution and research services to the team; and

•	Analysts hired to perform research and analysis to the AIM Funds’ portfolio management team.
     In many cases, Invesco will disclose current portfolio holdings on a daily basis to these persons. In these situations, Invesco has entered into non-disclosure agreements which provide that the recipient of the portfolio holdings will maintain the confidentiality of such portfolio holdings and will not trade on such information (“Non-Disclosure Agreements”). Please refer to Appendix B for a list of examples of persons to whom Invesco provides non-public portfolio holdings on an ongoing basis.
     Invesco will also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities having jurisdiction over Invesco and its affiliates or the Funds.
     The Holdings Disclosure Policy provides that Invesco will not request, receive or accept any compensation (including compensation in the form of the maintenance of assets in any Fund or other mutual fund or account managed by Invesco or one of its affiliates) for the selective disclosure of portfolio holdings information.
     Disclosure of certain portfolio holdings and related information without non-disclosure agreement. Invesco and its affiliates that provide services to the Funds, the Sub-Advisors and each of their employees may receive or have access to portfolio holdings as part of the day to day operations of the Funds.
     From time to time, employees of Invesco and its affiliates may express their views orally or in writing on one or more of the Funds’ portfolio securities or may state that a Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings disclosed on the website. Such views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Funds, shareholders in the applicable Fund, persons considering investing in the applicable Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which Invesco or its affiliates provides or may provide investment advisory services. The nature and content of the views and statements provided to each of these persons may differ.
     From time to time, employees of Invesco and its affiliates also may provide oral or written information (“portfolio commentary”) about a Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. Invesco may also provide oral or written information (“statistical information”) about various financial characteristics of a Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about a Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

     Disclosure of portfolio holdings by traders. Additionally, employees of Invesco and its affiliates may disclose one or more of the portfolio securities of a Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Funds’ portfolio securities. Invesco does not enter into formal Non-Disclosure Agreements in connection with these situations; however, the Funds would not continue to conduct business with a person who Invesco believed was misusing the disclosed information.
     Disclosure of portfolio holdings of other Invesco-managed products. Invesco and its affiliates manage products sponsored by companies other than Invesco, including investment companies, offshore funds, and separate accounts. In many cases, these other products are managed in a similar fashion to certain Funds (as defined herein) and thus have similar portfolio holdings. The sponsors of these other products managed by Invesco and its affiliates may disclose the portfolio holdings of their products at different times than Invesco discloses portfolio holdings for the Funds.
     Invesco provides portfolio holdings information for portfolios of AIM Variable Insurance Funds (the “Insurance Funds”) to insurance companies whose variable annuity and variable life insurance accounts invest in the Insurance Funds (“Insurance Companies”). Invesco may disclose portfolio holdings information for the Insurance Funds to Insurance Companies with which Invesco has entered into Non-Disclosure Agreements up to five days prior to the scheduled dates for Invesco’s disclosure of similar portfolio holdings information for other AIM Funds on http://www.invescoaim.com. Invesco provides portfolio holdings information for the Insurance Funds to such Insurance Companies to allow them to disclose this information on their websites at approximately the same time that Invesco discloses portfolio holdings information for the other AIM Funds on its website. Invesco manages the Insurance Funds in a similar fashion to certain other AIM Funds and thus the Insurance Funds and such other AIM Funds have similar portfolio holdings. Invesco does not disclose the portfolio holdings information for the Insurance Funds on its website, and not all Insurance Companies disclose this information on their websites.
MANAGEMENT OF THE TRUST
Board of Trustees
     The Trustees have the authority to take all actions necessary in connection with the business affairs of the Trust, including, among other things, approving the investment objectives, policies and procedures for the Funds. The Trust enters into agreements with various entities to manage the day-to-day operations of the Funds, including the Funds’ investment advisers, administrator, transfer agent, distributor and custodians. The Trustees are responsible for selecting these service providers approving the terms of their contracts with the Funds, and exercising general oversight of these service providers on an ongoing basis.
     Certain trustees and officers of the Trust are affiliated with Invesco and Invesco Ltd., the parent corporation of Invesco. All of the Trust’s executive officers hold similar offices with some or all of the other AIM Funds.
Management Information
     The trustees and officers of the Trust, their principal occupations during at least the last five years and certain other information concerning them are set forth in Appendix C.
     The standing committees of the Board are the Audit Committee, the Compliance Committee, the Governance Committee, the Investments Committee, the Valuation, Distribution and Proxy Oversight Committee and the Special Market Timing Litigation Committee (the “Committees”).

     The members of the Audit Committee are Messrs. James T. Bunch (Vice-Chair), Bruce L. Crockett, Lewis F. Pennock, Raymond Stickel, Jr. (Chair) and Dr. Larry Soll. The Audit Committee’s primary purposes are to: (i) oversee qualifications, independence and performance of the independent registered public accountants; (ii) appoint independent registered public accountants for the Funds; (iii) pre-approve all permissible audit and non-audit services that are provided to Funds by their independent registered public accountants to the extent required by Section 10A(h) and (i) of the Exchange Act; (iv) pre-approve, in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X, certain non-audit services provided by the Funds’ independent registered public accountants to the Funds’ investment adviser and certain other affiliated entities; (v) review the audit and tax plans prepared by the independent registered public accountants; (vi) review the Funds’ audited financial statements; (vii) review the process that management uses to evaluate and certify disclosure controls and procedures in Form N-CSR; (viii) review the process for preparation and review of the Funds’ shareholder reports; (ix) review certain tax procedures maintained by the Funds; (x) review modified or omitted officer certifications and disclosures; (xi) review any internal audits of the Funds; (xii) establish procedures regarding questionable accounting or auditing matters and other alleged violations; (xiii) set hiring policies for employees and proposed employees of the Funds who are employees or former employees of the independent registered public accountants; and (xiv) remain informed of (a) the Funds’ accounting systems and controls, (b) regulatory changes and new accounting pronouncements that affect the Funds’ net asset value calculations and financial statement reporting requirements, and (c) communications with regulators regarding accounting and financial reporting matters that pertain to the Funds. During the fiscal year ended [December 31, 2009], the Audit Committee [held six meetings].
     The members of the Compliance Committee are Messrs. Frank S. Bayley, Crockett (Chair), Albert R. Dowden (Vice Chair) and Stickel. The Compliance Committee is responsible for: (i) recommending to the Board and the independent trustees the appointment, compensation and removal of the Funds’ Chief Compliance Officer; (ii) recommending to the independent trustees the appointment, compensation and removal of the Funds’ Senior Officer appointed pursuant to the terms of the Assurances of Discontinuance entered into by the New York Attorney General, Invesco and INVESCO Funds Group, Inc. (“IFG”); (iii) reviewing any report prepared by a third party who is not an interested person of Invesco, upon the conclusion by such third party of a compliance review of Invesco; (iv) reviewing all reports on compliance matters from the Funds’ Chief Compliance Officer, (v) reviewing all recommendations made by the Senior Officer regarding Invesco’s compliance procedures, (vi) reviewing all reports from the Senior Officer of any violations of state and federal securities laws, the Colorado Consumer Protection Act, or breaches of Invesco’s fiduciary duties to Fund shareholders and of Invesco’s Code of Ethics; (vii) overseeing all of the compliance policies and procedures of the Funds and their service providers adopted pursuant to Rule 38a-1 of the 1940 Act; (viii) from time to time, reviewing certain matters related to redemption fee waivers and recommending to the Board whether or not to approve such matters; (ix) receiving and reviewing quarterly reports on the activities of Invesco’s Internal Compliance Controls Committee; (x) reviewing all reports made by Invesco’s Chief Compliance Officer; (xi) reviewing and recommending to the independent trustees whether to approve procedures to investigate matters brought to the attention of Invesco’s ombudsman; (xii) risk management oversight with respect to the Funds and, in connection therewith, receiving and overseeing risk management reports from Invesco Ltd. (“Invesco”) that are applicable to the Funds or their service providers; and (xiii) overseeing potential conflicts of interest that are reported to the Compliance Committee by Invesco, the Chief Compliance Officer, the Senior Officer and/or the Compliance Consultant. During the fiscal year ended [December 31, 2009], the Compliance Committee [held seven meetings].
     The members of the Governance Committee are Messrs. Bob R. Baker, Bayley, Dowden (Chair), Jack M. Fields (Vice Chair), Carl Frischling and Dr. Prema Mathai-Davis. The Governance Committee is responsible for: (i) nominating persons who will qualify as independent trustees for (a) election as trustees in connection with meetings of shareholders of the Funds that are called to vote on the election of trustees, (b) appointment by the Board as trustees in connection with filling vacancies that arise in between meetings of shareholders; (ii) reviewing the size of the Board, and recommending to the Board whether the size of the Board shall be increased or decreased; (iii) nominating the Chair of the Board; (iv) monitoring the composition of the Board and each committee of the Board, and monitoring the qualifications of all trustees; (v) recommending persons to serve as members of each committee of the Board (other than the Compliance Committee), as well as persons who shall serve as the chair and vice chair of each such committee; (vi) reviewing and recommending the amount of compensation payable to the independent trustees; (vii) overseeing the selection of independent legal counsel to the independent trustees; (viii) reviewing and approving the compensation paid to independent legal counsel to the independent trustees; (ix) reviewing and approving the compensation paid to counsel and other advisers, if any, to the Committees of the Board; and (x) reviewing as they deem appropriate administrative and/or logistical matters pertaining to the operations of the Board. During the fiscal year ended December 31, 2009, the Governance Committee held [eight meetings.]
     The Governance Committee will consider nominees recommended by a shareholder to serve as trustees, provided: (i) that such person is a shareholder of record at the time he or she submits such names and is entitled to vote at the meeting of shareholders at which trustees will be elected; and (ii) that the Governance Committee or the Board, as applicable, shall make the final determination of persons to be nominated. Notice procedures set forth in the Trust’s bylaws require that any shareholder of a Fund desiring to nominate a trustee for election at a shareholder meeting must submit to the Trust’s Secretary the nomination in writing not later than the close of business on the later of the 90th day prior to such shareholder meeting or the tenth day following the day on which public announcement is made of the shareholder meeting and not earlier than the close of business on the 120th day prior to the shareholder meeting.
     The members of the Investments Committee are Messrs. Baker (Vice Chair), Bayley (Chair), Bunch, Crockett, Dowden, Fields, Martin L. Flanagan, Frischling, Pennock, Stickel, Philip A. Taylor and Drs. Mathai-Davis (Vice Chair) and Soll (Vice-Chair). The Investments Committee’s primary purposes are to: (i) assist the Board in its oversight of the investment management services provided by Invesco and the Sub-Advisers; and (ii) review all proposed and existing advisory and sub-advisory arrangements for the Funds, and to recommend what action the full Boards and the independent trustees take regarding the approval of all such proposed arrangements and the continuance of all such existing arrangements. During the fiscal year ended [December 31, 2009], the Investments Committee [held six meetings].
     The Investments Committee has established three Sub-Committees. The Sub-Committees are responsible for: (i) reviewing the performance, fees and expenses of the Funds that have been assigned to a particular Sub-Committee (for each Sub-Committee, the “Designated Funds”), unless the Investments Committee takes such action directly; (ii) reviewing with the applicable portfolio managers from time to time the investment objective(s), policies, strategies and limitations of the Designated Funds; (iii) evaluating the investment advisory, sub-advisory and distribution arrangements in effect or proposed for the Designated Funds, unless the Investments Committee takes such action directly; (iv) being familiar with the registration statements and periodic shareholder reports applicable to their Designated Funds; and (v) such other investment-related matters as the Investments Committee may delegate to the Sub-Committee from time to time.
     The members of the Valuation, Distribution and Proxy Oversight Committee are Messrs. Baker, Bunch, Fields, Frischling (Chair), Pennock (Vice Chair), Taylor and Drs. Mathai-Davis and Soll. The primary purposes of the Valuation, Distribution and Proxy Oversight Committee are: (a) to address issues requiring action or oversight by the Board of the AIM Funds (i) in the valuation of the AIM Funds’ portfolio securities consistent with the Pricing Procedures, (ii) in oversight of the creation and maintenance by the principal underwriters of the AIM Funds of an effective distribution and marketing system to build and maintain an adequate asset base and to create and maintain economies of scale for the AIM Funds, (iii) in the review of existing distribution arrangements for the AIM Funds under Rule 12b-1 and Section 15 of the 1940 Act, and (iv) in the oversight of proxy voting on portfolio securities of the Funds; and (b) to make regular reports to the full Boards of the AIM Funds.
     The Valuation, Distribution and Proxy Oversight Committee is responsible for: (a) with regard to valuation, (i) developing an understanding of the valuation process and the Pricing Procedures, (ii) reviewing the Pricing Procedures and making recommendations to the full Board with respect thereto, (iii) reviewing the reports described in the Pricing Procedures and other information from Invesco regarding fair value determinations made pursuant to the Pricing Procedures by Invesco’s internal valuation committee and making reports and recommendations to the full Board with respect thereto, (iv) receiving the reports of Invesco’s internal valuation committee requesting approval of any changes to pricing vendors or pricing methodologies as required by the Pricing Procedures and the annual report of Invesco evaluating the pricing vendors, approving changes to pricing vendors and pricing methodologies as provided in the Pricing Procedures, and recommending annually the pricing vendors for approval by the full Board; (v) upon request of Invesco, assisting Invesco’s internal valuation committee or the full Board in resolving particular fair valuation issues; (vi) reviewing the reports described in the Procedures for Determining the Liquidity of Securities (the “Liquidity Procedures”) and other information from Invesco regarding liquidity determinations made pursuant to the Liquidity Procedures by Invesco and making reports and recommendations to the full Board with respect thereto, and (vii) overseeing actual or potential conflicts of interest by investment personnel or others that could affect their input or recommendations regarding pricing or liquidity issues; (b) with regard to distribution; (b) with regard to distribution and marketing, (i) developing an understanding of mutual fund distribution and marketing channels and legal, regulatory and market developments regarding distribution, (ii) reviewing periodic distribution and marketing determinations and annual approval of distribution arrangements and making reports and recommendations to the full Board with respect thereto, and (iii) reviewing other information from the principal underwriters to the AIM Funds regarding distribution and marketing of the AIM Funds and making recommendations to the full Board with respect thereto; and (c) with regard to proxy voting, (i) overseeing the implementation of the Proxy Voting Guidelines (the “Guidelines”) and the Proxy Policies and Procedures (the “Proxy Procedures”) by Invesco and the Sub-Advisers, reviewing the Quarterly Proxy Voting Report and making recommendations to the full Board with respect thereto, (ii) reviewing the Guidelines and the Proxy Procedures and information provided by Invesco and the Sub-Advisers regarding industry developments and best practices in connection with proxy voting and making recommendations to the full Board with respect thereto, and (iii) in implementing its responsibilities in this area, assisting Invesco in resolving particular proxy voting issues. The Valuation, Distribution and Proxy Oversight Committee was formed effective January 1, 2008. It succeeded the Valuation Committee which existed prior to 2008. During the fiscal year ended [December 31, 2009], the Valuation, Distribution and Proxy Oversight Committee [held six meetings].
     The members of the Special Market Timing Litigation Committee are Messrs. Bayley, Bunch (Chair), Crockett and Dowden (Vice Chair). The Special Market Timing Litigation Committee is responsible: (i) for receiving reports from time to time from management, counsel for management, counsel for the AIM Funds and special counsel for the independent trustees, as applicable, related to (a) the civil lawsuits, including purported class action and shareholder derivative suits, that have been filed against Funds concerning alleged excessive short term trading in shares of the AIM Funds (“market timing”) and (b) the civil enforcement actions and investigations related to market timing activity in the AIM Funds that were settled with certain regulators, including without limitation the SEC, the New York Attorney General and the Colorado Attorney General, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of all such reports; (ii) for overseeing the investigation(s) on behalf of the independent trustees by special counsel for the independent trustees and the independent trustees’ financial expert of market timing activity in the AIM Funds, and for recommending to the independent trustees what actions, if any, should be taken by the AIM Funds in light of the results of such investigation(s); (iii) for (a) reviewing the methodology developed by Invesco’s Independent Distribution Consultant (the “Distribution Consultant”) for the monies ordered to be paid under the settlement order with the SEC, and making recommendations to the independent trustees as to the acceptability of such methodology and (b) recommending to the independent trustees whether to consent to any firm with which the Distribution Consultant is affiliated entering into any employment, consultant, attorney-client, auditing or other professional relationship with Invesco, or any of its present or former affiliates, directors, officers, employees or agents acting in their capacity as such for the period of the Distribution Consultant’s engagement and for a period of two years after the engagement; and (iv) for taking reasonable steps to ensure that any AIM Fund which the Special Market Timing Litigation Committee determines was harmed by improper market timing activity receives what the Special Market Timing Litigation Committee deems to be full restitution. During the fiscal year ended [December 31, 2009], the Special Market Timing Litigation Committee [held two meetings].
Trustee Ownership of Fund Shares
     The dollar range of equity securities beneficially owned by each trustee (i) in the Funds and (ii) on an aggregate basis, in all registered investment companies overseen by the trustee within the AIM Funds complex, is set forth in Appendix C.
Compensation
     Each trustee who is not affiliated with Invesco is compensated for his or her services according to a fee schedule that recognizes the fact that such trustee also serves as a trustee of other AIM Funds. Each such trustee receives a fee, allocated among the AIM Funds for which he or she serves as a trustee, that consists of an annual retainer component and a meeting fee component. The Chair of the Board and Chairs and Vice Chairs of certain committees receive additional compensation for their services. Information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended December 31, 2009 is found in Appendix D. Appendix D also provides information regarding compensation paid to Russell Burk, the Funds Senior Vice President and Senior Officer, during the year ended December 31, 2009.
     The trustees have adopted a retirement plan which is secured by the Funds for the trustees of the Trust who are not affiliated with Invesco. The trustees also have adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     The trustees have also adopted a retirement policy that permits each non-Invesco-affiliated trustee to serve until December 31 of the year in which the trustee turns 75. A majority of the trustees may extend from time to time the retirement date of a trustee.
     Annual retirement benefits are available to each non-Invesco-affiliated trustee of the Trust and/or the other AIM Funds (each, a “Covered Fund”) who became a trustee prior to December 1, 2008 and has at least five years of credited service as a trustee (including service to a predecessor fund) for a Covered Fund. Effective January 1, 2006, for retirements after December 31, 2005, the retirement benefits will equal 75% of the trustee’s annual retainer paid to or accrued by any Covered Fund with respect to such trustee during the twelve-month period prior to retirement, including the amount of any retainer deferred under a separate deferred compensation agreement between the Covered Fund and the trustee. The amount of the annual retirement benefit does not include additional compensation paid for Board meeting fees or compensation paid to the Chair of the Board and the Chairs and Vice Chairs of certain Board committees, whether such amounts are paid directly to the trustee or deferred. The annual retirement benefit is payable in quarterly installments for a number of years equal to the lesser of (i) sixteen years or (ii) the number of such trustee’s credited years of service. If a trustee dies prior to receiving the full amount of retirement benefits, the remaining payments will be made to the deceased trustee’s designated beneficiary for the same length of time that the trustee would have received the payments based on his or her service or if the trustee has elected, in a discounted lump sum payment. A trustee must have attained the age of 65 (60 in the event of death or disability) to receive any retirement benefit. A trustee may make an irrevocable election to commence payment of retirement benefits upon retirement from the Board before age 72; in such a case, the annual retirement benefit is subject to a reduction for early payment.
Deferred Compensation Agreements
     Messrs. Crockett, Edward K. Dunn (a former trustee), Fields and Frischling and Drs. Mathai-Davis and Soll (for purposes of this paragraph only, the “Deferring Trustees”) have each executed a Deferred Compensation Agreement (collectively, the “Compensation Agreements”). Pursuant to the Compensation Agreements, the Deferring Trustees have the option to elect to defer receipt of up to 100% of their compensation payable by the Trust, and such amounts are placed into a deferral account and deemed to be invested in one or more AIM Funds selected by the Deferring Trustees. Distributions from the Deferring Trustees’ deferral accounts will be paid in cash, generally in equal quarterly installments over a period of up to ten (10) years (depending on the Compensation Agreement) beginning on the date selected under the Compensation Agreement. If a Deferring Trustee dies prior to the distribution of amounts in his or her deferral account, the balance of the deferral account will be distributed to his or her designated beneficiary. The Compensation Agreements are not funded and, with respect to the payments of amounts held in the deferral accounts, the Deferring Trustees have the status of unsecured creditors of the Trust and of each other AIM Fund from which they are deferring compensation.
Purchase of Class A Shares of the Funds at Net Asset Value
     The trustees and other affiliated persons of the Trust may purchase Class A shares of the AIM Funds without paying an initial sales charge. Invesco Aim Distributors permits such purchases because there is a reduced sales effort involved in sales to such purchasers, thereby resulting in relatively low expenses of distribution. For a complete description of the persons who will not pay an initial sales charge on purchases of Class A shares of the AIM Funds, see “Purchase, Redemption and Pricing of Shares — Purchase and Redemption of Shares — Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund — Purchases of Class A Shares at Net Asset Value.”
Code of Ethics
     Invesco, the Trust, Invesco Aim Distributors and the Sub-Advisers each have adopted a Code of Ethics that applies to all AIM Fund trustees and officers, and employees of Invesco, the Sub-Advisers and their affiliates, and governs, among other things, the personal trading activities of all such persons. Unless specifically noted, each Sub-Advisers’ Codes of Ethics do not materially differ from Invesco Code of Ethics discussed below. The Code of Ethics is intended to address conflicts of interest with the Trust that may arise from personal trading, including personal trading in most of the AIM Funds. Personal trading, including personal trading involving securities that may be purchased or held by an AIM Fund, is permitted under the Code subject to certain restrictions; however, employees are required to pre-clear security transactions with the Compliance Officer or a designee and to report transactions on a regular basis.

Proxy Voting Policies
     Invesco Advisers, Inc. is comprised of two business divisions, Invesco and Invesco Institutional, each of which have adopted their own specific Proxy Voting Policies.
     The Board has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to the following Adviser/Sub-Adviser(s), including as appropriate, separately to the named division of the Adviser:

Fund	Adviser/Sub-Adviser
Invesco Convertible Securities Fund	[Invesco]
Van Kampen Asset Allocation Conservative Fund	[Invesco]
Van Kampen Asset Allocation Growth Fund	[Invesco]
Van Kampen Asset Allocation Moderate Fund	[Invesco]
Van Kampen Harbor Fund	[Invesco]
Van Kampen Leaders Fund	[Invesco]
Van Kampen Real Estate Securities Fund	[Invesco]
Van Kampen U.S. Mortgage Fund	[Invesco]
     Invesco (the “Proxy Voting Entity”). The Proxy Voting Entity will vote such proxies in accordance with its proxy policies and procedures, which have been reviewed and approved by the Board, and which are found in Appendix E. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. The Board will be supplied with a summary quarterly report of each Fund’s proxy voting record. Information regarding how the Funds voted proxies related to their portfolio securities during the 12 months ended June 30, 2008 is available without charge at our web site, http://www.invescoaim.com. This information is also available at the SEC website, http://www.sec.gov.
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     Invesco provided the initial capitalization of each Fund and, accordingly, as of the date of this SAI, owned more than 25% of the issued and outstanding shares of each Fund and therefore could be deemed to “control” each Fund as that term is defined in the 1940 Act. It is anticipated that after the commencement of the public offering of each Fund’s shares, Invesco will cease to control any Fund for the purposes of the 1940 Act.
INVESTMENT ADVISORY AND OTHER SERVICES
Investment Adviser
     Invesco, the Funds’ investment adviser, was organized in 1976, and along with its subsidiaries, manages or advises investment portfolios encompassing a broad range of investment objectives. Invesco also serves as investment adviser for certain of the Underlying Funds in which the Van Kampen Leaders Fund and Asset Allocation Funds invest. Invesco is an indirect, wholly owned subsidiary of Invesco Ltd. Invesco Ltd and its subsidiaries are an independent global investment management group. Certain of the directors and officers of Invesco are also executive officers of the Trust and their affiliations are shown under “Management Information” herein.
     As investment adviser, Invesco supervises all aspects of the Funds’ operations and provides investment advisory services to the Funds. Invesco obtains and evaluates economic, statistical and financial information to formulate and implement investment programs for the

Funds. The Master Investment Advisory Agreement (“Advisory Agreement”) provides that, in fulfilling its responsibilities, Invesco may engage the services of other investment managers with respect to one or more of the Funds. The investment advisory services of Invesco are not exclusive and Invesco is free to render investment advisory services to others, including other investment companies.
     Invesco is also responsible for furnishing to the Funds, at Invesco’s expense, the services of persons believed to be competent to perform all supervisory and administrative services required by the Funds, which in the judgment of the trustees, are necessary to conduct the respective businesses of the Funds effectively, as well as the offices, equipment and other facilities necessary for their operations. Such functions include the maintenance of each Fund’s accounts and records, and the preparation of all requisite corporate documents such as tax returns and reports to the SEC and shareholders.
     The Advisory Agreement provides that each Fund will pay or cause to be paid all expenses of such Fund not assumed by Invesco, including, without limitation: brokerage commissions, taxes, legal, auditing or governmental fees, custodian, transfer and shareholder service agent costs, expenses of issue, sale, redemption, and repurchase of shares, expenses of registering and qualifying shares for sale, expenses relating to trustee and shareholder meetings, the cost of preparing and distributing reports and notices to shareholders, the fees and other expenses incurred by the Trust on behalf of each Fund in connection with membership in investment company organizations, and the cost of printing copies of prospectuses and statements of additional information distributed to the Funds’ shareholders.
     Invesco, at its own expense, furnishes to the Trust office space and facilities. Invesco furnishes to the Trust all personnel for managing the affairs of the Trust and each of its series of shares.
     Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.
     Invesco may from time to time waive or reduce its fee. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco will retain its ability to be reimbursed for such fee prior to the end of the respective fiscal year in which the voluntary fee waiver or reduction was made. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
     Invesco has contractually agreed through at least June 30, 2011, to waive advisory fees payable by each Fund in an amount equal to 100% of the advisory fee Invesco receives from the Affiliated Money Market Funds as a result of each Fund’s investment of uninvested cash in the Affiliated Money Market Funds. See “Description of the Funds and Their Investments and Risks — Investment Strategies and Risks — Other Investments — Other Investment Companies.”
     Invesco also has contractually agreed through at least _____, 2012, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund’s Board; and (vi) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Invesco Convertible Securities Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Van Kampen Asset Allocation Conservative Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Van Kampen Asset Allocation Growth Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Van Kampen Asset Allocation Moderate Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Van Kampen Harbor Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]
Institutional Class Shares	[ ]

Van Kampen Leaders Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]

Van Kampen Real Estate Securities Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]
Institutional Class Shares	[ ]

Van Kampen U.S. Mortgage Fund
Class A Shares	[ ]
Class B Shares	[ ]
Class C Shares	[ ]
Class Y Shares	[ ]
Institutional Class Shares	[ ]

     Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus and may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco and the Fund.
     The management fees payable by each Fund, the amounts waived by Invesco and the net fees paid by each Fund for the last three fiscal years are found in Appendix G.
Investment Sub-Advisers
     Invesco has entered into a Sub-Advisory Agreement with certain affiliates to serve as sub-advisers to each Fund pursuant to which these affiliated sub-advisers may be appointed by Invesco from time to time to provide discretionary investment management services, investment advice, and/or order execution services to the Funds. These affiliated sub-advisers, each of which is a registered investment adviser under the Investment Advisers Act of 1940 are:
Invesco Asset Management Deutschland GmbH (“Invesco Deutschland”)
Invesco Asset Management Limited (“Invesco Asset Management”)
Invesco Asset Management (Japan) Limited (“Invesco Japan”)
Invesco Australia Limited (“Invesco Australia”)
Invesco Hong Kong Limited (“Invesco Hong Kong”)
Invesco Senior Secured Management, Inc. (“Invesco Senior Secured”)
Invesco Trimark Ltd. (“Invesco Trimark”); (each a “Sub-adviser” and collectively, the “Sub-Advisers”).
     Invesco and each Sub-Adviser are indirect wholly owned subsidiaries of Invesco.
     The only fees payable to the Sub-Advisers under the Sub-Advisory Agreement are for providing discretionary investment management services. For such services, Invesco will pay each Sub-Adviser a fee, computed daily and paid monthly, equal to (i) 40% of the monthly compensation that Invesco receives from the Trust, multiplied by (ii) the fraction equal to the net assets of such Fund as to which such Sub-Adviser shall have provided discretionary investment management services for that month divided by the net assets of such Fund for that month. Pursuant to the Sub-Advisory Agreement, this fee is reduced to reflect contractual or voluntary fee waivers or expense limitations by Invesco, if any, in effect from time to time. In no event shall the aggregate monthly fees paid to the Sub-Advisers under the Sub-Advisory Agreement exceed 40% of the monthly compensation that Invesco receives from the Trust pursuant to its advisory agreement with the Trust, as reduced to reflect contractual or voluntary fees waivers or expense limitations by Invesco, if any.
     Invesco has entered into a Temporary Investment Services Agreement with the following unaffiliated adviser (the unaffiliated Sub-Adviser) pursuant to which the unaffiliated Sub-Adviser may be appointed by Invesco to provide discretionary investment management services, investment advice, and/or order execution services to the Funds.

Investment
Adviser
Name	Address	since
Morgan Stanley Investment Management Inc.	522 Fifth Avenue, New York, New York 10036	Inception
     Any sub-advisory services provided by the unaffiliated Sub-Adviser will be temporary and subject to a Temporary Investment Services Agreement. Services provided under a Temporary

Investment Services Agreement will be provided at cost, i.e., actual out-of-pocket costs, costs attributable to compensation benefits and reimbursable employee out-of-pocket expenses, and reasonable costs attributable to occupancy and certain technology costs.
Portfolio Managers
     Appendix H contains the following information regarding the portfolio managers identified in each Fund’s prospectus:
•	The dollar range of the managers’ investments in each Fund.

•	A description of the managers’ compensation structure.
Information regarding other accounts managed by the manager and potential conflicts of interest that might arise from the management of multiple accounts.
Securities Lending Arrangements
     If a Fund (other than the Van Kampen Leaders Fund and Asset Allocation Funds) engages in securities lending, Invesco will provide the Fund investment advisory services and related administrative services. The Advisory Agreement describes the administrative services to be rendered by Invesco if a Fund engages in securities lending activities, as well as the compensation Invesco may receive for such administrative services. Services to be provided include: (a) overseeing participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assisting the securities lending agent or principal (the “agent”) in determining which specific securities are available for loan; (c) monitoring the agent to ensure that securities loans are effected in accordance with Invesco’s instructions and with procedures adopted by the Board; (d) preparing appropriate periodic reports for, and seeking appropriate approvals from, the Board with respect to securities lending activities; (e) responding to agent inquiries; and (f) performing such other duties as may be necessary.
     Invesco’s compensation for advisory services rendered in connection with securities lending is included in the advisory fee schedule. As compensation for the related administrative services Invesco will provide, a lending Fund will pay Invesco a fee equal to 25% of the net monthly interest or fee income retained or paid to the Fund from such activities. Invesco currently waives such fee, and has agreed to seek Board approval prior to its receipt of all or a portion of such fee.
Service Agreements
     Administrative Services Agreement. Invesco and the Trust have entered into a Master Administrative Services Agreement (“Administrative Services Agreement”) pursuant to which Invesco may perform or arrange for the provision of certain accounting and other administrative services to each Fund which are not required to be performed by Invesco under the Advisory Agreement. The Administrative Services Agreement provides that it will remain in effect and continue from year to year only if such continuance is specifically approved at least annually by the Board, including the independent trustees, by votes cast in person at a meeting called for such purpose. Under the Administrative Services Agreement, Invesco is entitled to receive from the Funds reimbursement of its costs or such reasonable compensation as may be approved by the Board. Currently, Invesco is reimbursed for the services of the Trust’s principal financial officer and her staff and any expenses related to fund accounting services.
Administrative services fees paid to Invesco by each Fund for the last three fiscal years ended December 31 are found in Appendix I.

Other Service Providers
     Transfer Agent. Invesco Aim Investment Services, Inc., (“Invesco Aim Investment Services”), 11 Greenway Plaza, Suite 100, Houston, Texas 77046, a wholly owned subsidiary of Invesco, is the Trust’s transfer agent.
     The Transfer Agency and Service Agreement (the “TA Agreement”) between the Trust and Invesco Aim Investment Services provides that Invesco Aim Investment Services will perform certain services related to the servicing of shareholders of the Funds. Other such services may be delegated or sub-contracted to third party intermediaries. For servicing accounts holding Class A, A2, B, C, P, R, S, Y, AIM Cash Reserve and Investor Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services an annual fee per open shareholder account plus certain out of pocket expenses. This fee is paid monthly at the rate of 1/12 of the annual rate and is based upon the number of open shareholder accounts during each month. For servicing accounts holding Institutional Class shares, the TA Agreement provides that the Trust, on behalf of the Funds, will pay Invesco Aim Investment Services a fee per trade executed, to be billed monthly, plus certain out-of-pocket expenses. In addition, all fees payable by Invesco Aim Investment Services or its affiliates to third party intermediaries who service accounts pursuant to sub-transfer agency, omnibus account services and sub-accounting agreements are charged back to the Funds, subject to certain limitations approved by the Board of the Trust. These payments are made in consideration of services that would otherwise be provided by Invesco Aim Investment Services if the accounts serviced by such intermediaries were serviced by Invesco Aim Investment Services directly. For more information regarding such payments to intermediaries, see the discussion under “Sub-Accounting and Network Support Payments” below.
     Sub-Transfer Agent. Invesco Trimark, 5140 Yonge Street, Suite 900, Toronto, Ontario M2N6X7, a wholly owned, indirect subsidiary of Invesco, provides services to the Trust as a sub-transfer agent, pursuant to an agreement between Invesco Trimark and Invesco Aim Investment Services. The Trust does not pay a fee to Invesco Trimark for these services. Rather Invesco Trimark is compensated by Invesco Aim Investment Services, as a sub-contractor.
     Custodian. State Street Bank and Trust Company (the “Custodian”), 225 Franklin Street, Boston, Massachusetts 02110, is custodian of all securities and cash of the Funds. The Bank of New York Mellon, 2 Hanson Place, Brooklyn, New York 11217-1431, also serves as sub-custodian to facilitate cash management.
     The custodians are authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories. Invesco is responsible for selecting eligible foreign securities depositories and for assessing the risks associated with investing in foreign countries, including the risk of using eligible foreign securities’ depositories in a country. The Custodian is responsible for monitoring eligible foreign securities depositories.
     Under its contract with the Trust, the Custodian maintains the portfolio securities of the Funds, administers the purchases and sales of portfolio securities, collects interest and dividends and other distributions made on the securities held in the portfolios of the Funds and performs other ministerial duties. These services do not include any supervisory function over management or provide any protection against any possible depreciation of assets.
     Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm is responsible for auditing the financial statements of the Funds. The Audit Committee of the Board has appointed                     , as the independent registered public accounting

firm to audit the financial statements of the Funds. Such appointment was ratified and approved by the Board.
     Counsel to the Trust. Legal matters for the Trust have been passed upon by Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, Pennsylvania 19103.
BROKERAGE ALLOCATION AND OTHER PRACTICES
     The Sub-Advisers have adopted compliance procedures that cover, among other items, brokerage allocation and other trading practices. If all or a portion of a Fund’s assets are managed by one or more Sub-Advisers, the decision to buy and sell securities and broker selection will be made by the Sub-Adviser for the assets it manages. Unless specifically noted, the Sub-Advisers brokerage allocation procedures do not materially differ from Invesco Advisers, Inc.’s procedures.
Brokerage Transactions
     Placing trades generally involves acting on portfolio manager instructions to buy or sell a specified amount of portfolio securities, including selecting one or more third-party broker-dealers to execute the trades, and negotiating commissions and spreads. Various Invesco Ltd. subsidiaries have created a global equity trading desk. The global equity trading desk has assigned local traders in three regions to place equity securities trades in their regions. The Atlanta trading desk of Invesco (the “Americas Desk”) generally places trades of equity securities in Canada, the U.S., Mexico and Brazil; the Hong Kong desk of Invesco Hong Kong (the “Hong Kong Desk”) generally places trades of equity securities in Australia, China, Hong Kong, Indonesia, Japan, Korea, Malaysia, New Zealand, the Philippines, Singapore, Taiwan, Thailand, and other far Eastern countries; and the London trading desk of Invesco Global Investment Funds Limited (the “London Desk”) generally places trades of equity securities in European Economic Area markets, Egypt, Israel, Russia, South Africa, Switzerland, Turkey, and other European countries. Invesco, Invesco Japan, Invesco Deutschland, Invesco Hong Kong and Invesco Asset Management use the global equity trading desk to place equity trades. Other Sub-Advisers may use the global equity trading desk in the future. The trading procedures for the Americas Desk, the Hong Kong Desk and the London Desk are similar in all material respects.
     References in the language below to actions by Invesco Advisers, Inc. or a Sub-Adviser (other than Invesco Trimark) making determinations or taking actions related to equity trading include these entities’ delegation of these determinations/actions to the Americas Desk, the Hong Kong Desk, and the London Desk. Even when trading is delegated by Invesco or the Sub-Adviser to the various arms of the global equity trading desk, Invesco or the Sub-Adviser that delegates trading is responsible for oversight of this trading activity.
     Invesco or the Sub-Adviser makes decisions to buy and sell securities for each Fund, selects broker-dealers (each, a “Broker”), effects the Funds’ investment portfolio transactions, allocates brokerage fees in such transactions and, where applicable, negotiates commissions and spreads on transactions. Invesco’s and the Sub-Adviser’s primary consideration in effecting a security transaction is to obtain best execution, which is defined as prompt and efficient execution of the transaction at the best obtainable price with payment of commissions, mark-ups or mark-downs which are reasonable in relation to the value of the brokerage services provided by the Broker. While Invesco or the Sub-Adviser seeks reasonably competitive commission rates, the Funds may not pay the lowest commission or spread available. See “Broker Selection” below.
     Some of the securities in which the Funds invest are traded in over-the-counter markets. Portfolio transactions in such markets may be effected on a principal basis at net prices without commissions, but which include compensation to the Broker in the form of a mark-up or mark-down, or on an agency basis, which involves the payment of negotiated brokerage commissions to the Broker, including electronic communication networks. Purchases of underwritten issues, which include initial public offerings and secondary offerings, include a commission or concession paid by the issuer (not the Funds) to the underwriter. Purchases of money market instruments may be made directly from issuers without the payment of commissions.
     Historically, Invesco did not negotiate commission rates on stock markets outside the United States. In recent years many overseas stock markets have adopted a system of negotiated rates; however, a number of markets maintain an established schedule of minimum commission rates.
     In some cases, Invesco may decide to place trades on a “blind principal bid” basis, which involves combining all trades for one or more portfolios into a single basket, and generating a description of the characteristics of the basket for provision to potential executing brokers. Based on the trade characteristics information provided by Invesco, these brokers submit bids for executing all of the required trades at the market close price for a specific commission. Invesco generally selects the broker with the lowest bid to execute these trades.
     Brokerage commissions paid by each of the Fund’s during the last three fiscal years ended December 31 are found in Appendix J.
Commissions
     During the last three fiscal years ended December 31, none of the Funds paid brokerage commissions to Brokers affiliated with the Funds, Invesco, Invesco Aim Distributors, the Sub-Advisers or any affiliates of such entities.
     The Funds may engage in certain principal and agency transactions with banks and their affiliates that own 5% or more of the outstanding voting securities of an AIM Fund, provided the conditions of an exemptive order received by the AIM Funds from the SEC are met. In addition, a Fund may purchase or sell a security from or to certain other AIM Funds or other accounts (and may invest in the Affiliated Money Market Funds) provided the Funds follow procedures adopted by the Boards of the various AIM Funds, including the Trust. These inter-fund transactions do not generate brokerage commissions but may result in custodial fees or taxes or other related expenses.
Broker Selection
     Invesco’s or the Sub-Adviser’s primary consideration in selecting Brokers to execute portfolio transactions for a Fund is to obtain best execution. In selecting a Broker to execute a portfolio transaction in equity securities for a Fund, Invesco or the Sub-Adviser considers the full range and quality of a Broker’s services, including the value of research and/or brokerage services provided, execution capability, commission rate, and willingness to commit capital, anonymity and responsiveness. Invesco’s and the Sub-Adviser’s primary consideration when selecting a Broker to execute a portfolio transaction in fixed income securities for a Fund is the Broker’s ability to deliver or sell the relevant fixed income securities; however, Invesco and the Sub-Adviser will also consider the various factors listed above. In each case, the determinative factor is not the lowest commission or spread available but whether the transaction represents the best qualitative execution for the Fund. Invesco and the Sub-Adviser will not select Brokers based upon their promotion or sale of Fund shares.
     In choosing Brokers to execute portfolio transactions for the Funds, Invesco or the Sub-Adviser may select Brokers that provide brokerage and/or research services (“Soft Dollar Products”) to the Funds and/or the other accounts over which Invesco and its affiliates have investment discretion. Section 28(e) of the Securities Exchange Act of 1934, as amended, provides that Invesco or the Sub-Adviser, under certain circumstances, lawfully may cause an account to pay a higher commission than the lowest available. Under Section 28(e)(1), Invesco or the Sub-Adviser must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided ... viewed in terms of either that particular transaction or [Invesco’s or the Sub-Adviser’s] overall responsibilities with respect to the accounts as to which [it] exercises investment discretion.” The services provided by the Broker also must lawfully and appropriately assist Invesco or the Sub-Adviser in the performance of its investment decision-making responsibilities. Accordingly, a Fund may pay a Broker commissions higher than those available from another Broker in recognition of the Broker’s provision of Soft Dollar Products to Invesco or the Sub-Adviser.
     Invesco and the Sub-Adviser face a potential conflict of interest when they use client trades to obtain Soft Dollar Products. This conflict exists because Invesco and the Sub-Adviser are able to use the Soft Dollar Products to manage client accounts without paying cash for the Soft Dollar Products, which reduces Invesco’s or the Sub-Adviser’s expenses to the extent that Invesco or the Sub-Adviser would have purchased such products had they not been provided by Brokers. Section 28(e) permits Invesco or the Sub-Adviser to use Soft Dollar Products for the benefit of any account it manages. Certain Invesco-managed accounts (or accounts managed by the Sub-Adviser) may generate soft dollars used to purchase Soft Dollar Products that ultimately benefit other Invesco Advisers, Inc.-managed accounts (or Sub-Adviser-managed accounts), effectively cross subsidizing the other Invesco-managed accounts (or the other Sub-Adviser-managed accounts) that benefit directly from the product. Invesco or the Sub-Adviser may not use all of the Soft Dollar Products provided by Brokers through which a Fund effects securities transactions in connection with managing the Fund whose trades generated the soft dollars used to purchase such products.
     Invesco presently engages in the following instances of cross-subsidization: Fixed income funds normally do not generate soft dollar commissions to pay for Soft Dollar Products. Therefore, soft dollar commissions used to pay for Soft Dollar Products which are used to manage certain fixed income AIM Funds are generated entirely by equity AIM Funds and other equity client accounts managed by Invesco. In other words, certain fixed income AIM Funds are cross-subsidized by the equity AIM Funds in that the fixed income AIM Funds receive the benefit of Soft Dollar Products services for which they do not pay. Similarly, other accounts managed by Invesco or certain of its affiliates may benefit from Soft Dollar Products services for which they do not pay.
     Invesco and the Sub-Adviser attempt to reduce or eliminate the potential conflicts of interest concerning the use of Soft Dollar Products by directing client trades for Soft Dollar Products only if Invesco or the Sub-Adviser concludes that the Broker supplying the product is capable of providing best execution.
     Certain Soft Dollar Products may be available directly from a vendor on a hard dollar basis; other Soft Dollar Products are available only through Brokers in exchange for soft dollars. Invesco and the Sub-Adviser use soft dollars to purchase two types of Soft Dollar Products:
•	proprietary research created by the Broker executing the trade, and

•	other products created by third parties that are supplied to Invesco or the Sub-Adviser through the Broker executing the trade.
     Proprietary research consists primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. This research includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Invesco periodically rates the quality of proprietary research produced by various Brokers. Based on the evaluation of the quality of information that

Invesco receives from each Broker, Invesco develops an estimate of each Broker’s share of Invesco clients’ commission dollars and attempts to direct trades to these firms to meet these estimates.
     Invesco and the Sub-Adviser also use soft dollars to acquire products from third parties that are supplied to Invesco or the Sub-Adviser through Brokers executing the trades or other Brokers who “step in” to a transaction and receive a portion of the brokerage commission for the trade. Invesco or the Sub-Adviser may from time to time instruct the executing Broker to allocate or “step out” a portion of a transaction to another Broker. The Broker to which Invesco or the Sub-Adviser has “stepped out” would then settle and complete the designated portion of the transaction, and the executing Broker would settle and complete the remaining portion of the transaction that has not been “stepped out.” Each Broker may receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.
     Soft Dollar Products received from Brokers supplement Invesco’s and or the Sub-Adviser’s own research (and the research of certain of its affiliates), and may include the following types of products and services:
•	Database Services — comprehensive databases containing current and/or historical information on companies and industries and indices. Examples include historical securities prices, earnings estimates and financial data. These services may include software tools that allow the user to search the database or to prepare value-added analyses related to the investment process (such as forecasts and models used in the portfolio management process).

•	Quotation/Trading/News Systems — products that provide real time market data information, such as pricing of individual securities and information on current trading, as well as a variety of news services.

•	Economic Data/Forecasting Tools — various macro economic forecasting tools, such as economic data or currency and political forecasts for various countries or regions.

•	Quantitative/Technical Analysis — software tools that assist in quantitative and technical analysis of investment data.

•	Fundamental/Industry Analysis — industry specific fundamental investment research.

•	Fixed Income Security Analysis — data and analytical tools that pertain specifically to fixed income securities. These tools assist in creating financial models, such as cash flow projections and interest rate sensitivity analyses, which are relevant to fixed income securities.

•	Other Specialized Tools — other specialized products, such as consulting analyses, access to industry experts, and distinct investment expertise such as forensic accounting or custom built investment-analysis software.
     If Invesco or the Sub-Adviser determines that any service or product has a mixed use (i.e., it also serves functions that do not assist the investment decision-making or trading process), Invesco or the Sub-Adviser will allocate the costs of such service or product accordingly in its reasonable discretion. Invesco or the Sub-Adviser will allocate brokerage commissions to Brokers only for the portion of the service or product that Invesco or the Sub-Adviser determines assists it in the investment decision-making or trading process and will pay for the remaining value of the product or service in cash.
     Outside research assistance is useful to Invesco or the Sub-Adviser because the Brokers used by Invesco or the Sub-Adviser tend to provide more in-depth analysis of a broader universe of securities and other matters than Invesco’s or the Sub-Adviser’s staff follows. In addition, such services provide Invesco or the Sub-Adviser with a diverse perspective on financial markets. Some Brokers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by Invesco’s or the Sub-Adviser’s clients, including the Funds. However, the Funds are not under any obligation to deal with any Broker in the execution of transactions in portfolio securities. In some cases, Soft Dollar Products are available only from the Broker providing them. In other cases, Soft Dollar Products may be obtainable from alternative sources in return for cash payments. Invesco and the Sub-Adviser believe that because Broker research supplements rather than replaces Invesco’s or the Sub-Adviser’s research, the receipt of such research tends to improve the quality of Invesco’s or the Sub-Adviser’s investment advice. The advisory fee paid by the Funds is not reduced because Invesco or the Sub-Adviser receives such services. To the extent the Funds’ portfolio transactions are used to obtain Soft Dollar Products, the brokerage commissions obtained by the Funds might exceed those that might otherwise have been paid.
     Invesco or the Sub-Adviser may determine target levels of brokerage business with various Brokers on behalf of its clients (including the Funds) over a certain time period. Invesco determines target levels based upon the following factors, among others: (1) the execution services provided by the Broker; and (2) the research services provided by the Broker. Portfolio transactions may be effected through Brokers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund’s shares for their clients, provided that Invesco or the Sub-Adviser believes such Brokers provide best execution and such transactions are executed in compliance with Invesco’s policy against using directed brokerage to compensate Brokers for promoting or selling AIM Fund shares. Invesco and the Sub-Adviser will not enter into a binding commitment with Brokers to place trades with such Brokers involving brokerage commissions in precise amounts.
Directed Brokerage (Research Services)
     Directed brokerage (research services) paid by each of the Funds during the last fiscal year ended December 31, 2009 are found in Appendix K.
Regular Brokers
     Information concerning the Funds’ acquisition of securities of their Brokers during the last fiscal year ended December 31, 2009 is found in Appendix K.
Allocation of Portfolio Transactions
     Invesco and the Sub-Advisers manage numerous AIM Funds and other accounts. Some of these accounts may have investment objectives similar to the Funds. Occasionally, identical securities will be appropriate for investment by one of the Funds and by another Fund or one or more other accounts. However, the position of each account in the same security and the length of time that each account may hold its investment in the same security may vary. Invesco and the Sub-Adviser will also determine the timing and amount of purchases for an account based on its cash position. If the purchase or sale of securities is consistent with the investment policies of the Fund(s) and one or more other accounts, and is considered at or about the same time, Invesco or the Sub-Adviser will allocate transactions in such securities among the Fund(s) and these accounts on a pro rata basis based on order size or in such other manner believed by Invesco to be fair and equitable. Invesco or the Sub-Adviser may combine transactions in accordance with applicable laws and regulations to obtain the most favorable execution. Simultaneous transactions could, however, adversely affect a Fund’s ability to obtain or dispose of the full amount of a security which it seeks to purchase or sell.

Allocation of Initial Public Offering (“IPO”) Transactions
     Certain of the AIM Funds or other accounts managed by Invesco may become interested in participating in IPOs. Purchases of IPOs by one AIM Fund or other accounts may also be considered for purchase by one or more other AIM Funds or accounts. Invesco combines indications of interest for IPOs for all AIM Funds and accounts participating in purchase transactions for that IPO. When the full amount of all IPO orders for such AIM Funds and accounts cannot be filled completely, Invesco shall allocate such transactions in accordance with the following procedures:
     Invesco or the Sub-Adviser may determine the eligibility of each AIM Fund and account that seeks to participate in a particular IPO by reviewing a number of factors, including market capitalization/liquidity suitability and sector/style suitability of the investment with the AIM Fund’s or account’s investment objective, policies, strategies and current holdings. Invesco will allocate securities issued in IPOs to eligible AIM Funds and accounts on a pro rata basis based on order size.
     Invesco Trimark, Invesco Australia, Invesco Hong Kong and Invesco Japan allocate IPOs on a pro rata basis based on size of order or in such other manner which they believe is fair and equitable.
     Invesco Asset Management allocates IPOs on a pro rata basis based on account size or in such other manner believed by Invesco Asset Management to be fair and equitable.
     Invesco Deutschland and Invesco Senior Secured do not subscribe to IPOs.
PURCHASE, REDEMPTION AND PRICING OF SHARES
Transactions through Financial Intermediaries
     If you are investing indirectly in a Fund through a financial intermediary such as a broker-dealer, a bank (including a bank trust department), an insurance company separate account, an investment advisor, an administrator or trustee of a retirement plan or a qualified tuition plan or a sponsor of a fee-based program that maintains a master account (an omnibus account) with the Fund for trading on behalf of its customers, different guidelines, conditions and restrictions may apply than if you held your shares of the Fund directly. These differences may include, but are not limited to: (i) different eligibility standards to purchase and sell shares, different eligibility standards to invest in funds with limited offering status and different eligibility standards to exchange shares by telephone; (ii) different minimum and maximum initial and subsequent purchase amounts; (iii) system inability to provide Letter of Intent privileges; and (iv) different annual amounts (less than 12%) subject to withdrawal under a Systematic Redemption Plan without being subject to a contingent deferred sales charge. The financial intermediary through whom you are investing may also choose to adopt different exchange and/or transfer limit guidelines and restrictions, including different trading restrictions designed to discourage excessive or short-term trading. The financial intermediary through whom you are investing may also choose to impose a redemption fee that has different characteristics, which may be more or less restrictive, than the redemption fee currently imposed on certain Funds.

     If the financial intermediary is managing your account, you may also be charged a transaction or other fee by such financial intermediary, including service fees for handling redemption transactions. Consult with your financial intermediary (or, in the case of a retirement plan, your plan sponsor) to determine what fees, guidelines, conditions and restrictions, including any of the above, may be applicable to you.
Purchase and Redemption of Shares
Purchases of Class A Shares, Class A2 Shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund and AIM Cash Reserve Shares of AIM Money Market Fund
     Initial Sales Charges. Each Fund is grouped into one of four categories to determine the applicable initial sales charge for its Class A shares. The sales charge is used to compensate Invesco Aim Distributors and participating dealers for their expenses incurred in connection with the distribution of the Funds’ shares. You may also be charged a transaction or other fee by the financial institution managing your account.
     Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund are sold without an initial sales charge.
Category I Funds
AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund
AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund

AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund
Invesco Alternative Opportunities Fund
Invesco Balanced Fund
Invesco Commodities Alpha Fund
Invesco Convertible Securities Trust Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco International Growth Equity Fund
Invesco Large Cap Relative Value Fund
Invesco Mid-Cap Value Fund
Invesco Natural Resources Fund
Invesco Pacific Growth Fund
Invesco S&P 500 Index Fund
Invesco Small-Mid Special Value Fund
Invesco Technology Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund\
Invesco Special Value Fund
Invesco Value Fund
Invesco Value II Fund
Van Kampen American Franchise Fund
Van Kampen American Value Fund
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Capital Growth Fund
Van Kampen Comstock Fund
Van Kampen Core Equity Fund
Van Kampen Emerging Markets Fund
Van Kampen Enterprise Fund
Van Kampen Equity and Income Fund
Van Kampen Equity Premium Income Fund
Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund
Van Kampen Global Tactical Asset Allocation Fund
Van Kampen Growth and Income Fund
Van Kampen Harbor Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Real Estate Securities Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Technology Fund
Van Kampen Utility Fund
Van Kampen Value Opportunities Fund

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage	Percentage	Percentage
		of the Public	of the Net	of the Public
Amount of Investment in		Offering	Amount	Offering
Single Transaction		Price	Invested	Price
Less than	$50,000	5.50	5.82	5.00
$50,000 but less than	$100,000	4.50	4.71	4.00
$100,000 but less than	$250,000	3.50	3.63	3.00
$250,000 but less than	$500,000	2.75	2.83	2.25
$500,000 but less than	$1,000,000	2.00	2.04	1.75
Category II Funds
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund
Invesco California Tax-Free Income Fund
Invesco FX Alpha Plus Strategy Fund
Invesco High Yield Securities Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Tax-Exempt Securities Fund
Van Kampen California Insured Tax Free Fund
Van Kampen Core Plus Fixed Income Fund
Van Kampen Corporate Bond Fund
Van Kampen Global Bond Fund
Van Kampen Government Securities Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Pennsylvania Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund
Van Kampen U.S. Mortgage Fund

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage	Percentage	Percentage
		of the Public	of the Net	of the Public
Amount of Investment in		Offering	Amount	Offering
Single Transaction		Price	Invested	Price
Less than	$50,000	4.75%	4.99%	4.25%
$50,000 but less than	$100,000	4.25	4.44	4.00
$100,000 but less than	$250,000	3.50	3.63	3.25
$250,000 but less than	$500,000	2.50	2.56	2.25
$500,000 but less than	$1,000,000	2.00	2.04	1.75
Category III Funds
AIM Limited Maturity Treasury Fund (Class A2 shares only)
AIM Tax-Free Intermediate Fund (Class A2 shares only)

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage	Percentage	Percentage
		of the Public	of the Net	of the Public
Amount of Investment in		Offering	Amount	Offering
Single Transaction		Price	Invested	Price
Less than	$100,000	1.00%	1.01%	0.75%
$100,000 but less than	$250,000	0.75	0.76	0.50
$250,000 but less than	$1,000,000	0.50	0.50	0.40
     As of the close of business on October 30, 2002, Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund were closed to new investors. Current investors must maintain a share balance in order to continue to make incremental purchases.
Category IV Funds
AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Short Term Bond Fund
AIM Limited Maturity Treasury Fund (Class A shares only)
AIM Tax-Free Intermediate Fund (Class A shares only)
Invesco FX Alpha Strategy Fund
Van Kampen Limited Duration Fund

				Dealer
		Investor’s Sales Charge		Concession
		As a	As a	As a
		Percentage	Percentage	Percentage
		of the Public	of the Net	of the Public
Amount of Investment in		Offering	Amount	Offering
Single Transaction		Price	Invested	Price
Less than	$100,000	2.50%	2.56%	2.00%
$100,000 but less than	$250,000	1.75	%	%
$250,000 but less than	$500,000	1.25	%	%
$500,000 but less than	$1,000,000	1.00	%	%
     Large Purchases of Class A Shares. Investors who purchase $1,000,000 or more of Class A shares of Category I, II, III or IV Funds do not pay an initial sales charge. In addition, investors who currently own Class A shares of Category I, II, III or IV Funds and make additional purchases that result in account balances of $1,000,000 or more do not pay an initial sales charge on the additional purchases. The additional purchases, as well as initial purchases of $1,000,000 or more, are referred to as Large Purchases. If an investor makes a Large Purchase of Class A shares of a Category I, II or IV Funds, each share will generally be subject to a 1.00% contingent deferred sales charge (“CDSC”) if the investor redeems those shares within 18 months after purchase.
     Invesco Aim Distributors may pay a dealer concession and/or advance a service fee on Large Purchases, as set forth below. Exchanges between the Funds may affect total compensation paid.
     Purchases of Class A Shares by Non-Retirement Plans. Invesco Aim Distributors may make the following payments to dealers of record for Large Purchases of Class A shares of Category I, II or IV Funds by investors other than: (i) retirement plans that are maintained pursuant to Sections 401 and 457 of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) retirement plans that are maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code:
Percent of Purchases
     1% of the first $2 million
     plus 0.80% of the next $1 million
     plus 0.50% of the next $17 million
     plus 0.25% of amounts in excess of $20 million
     If (i) the amount of any single purchase order plus (ii) the public offering price of all other shares owned by the same customer submitting the purchase order on the day on which the purchase order is received equals or exceeds $1,000,000, the purchase will be considered a “jumbo accumulation purchase.” With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same customer over the life of his or her account(s).
     If an investor makes a Large Purchase of Class A3 shares of a Category III Fund on and after October 31, 2002 and exchanges those shares for Class A shares of a Category I, II or IV Fund, Invesco Aim Distributors will pay 1.00% of such purchase as dealer compensation upon the exchange. The Class A shares of the Category I, II or IV Fund received in exchange generally will be subject to a 1.00% CDSC if the investor redeems such shares within 18 months from the date of exchange.
     Purchases of Class A Shares by Certain Retirement Plans at NAV. For purchases of Class A shares of Category I, II and IV Funds, Invesco Aim Distributors may make the following payments to investment dealers or other financial service firms for sales of such shares at net asset value (“NAV”) to certain retirement plans provided that the applicable dealer of record is able to establish that the retirement plan’s purchase of such Class A shares is a new investment (as defined below):
Percent of Purchases
0.50% of the first $20 million
plus 0.25% of amounts in excess of $20 million
     This payment schedule will be applicable to purchases of Class A shares at NAV by the following types of retirement plans: (i) all plans maintained pursuant to Sections 401 and 457 of the Code, and (ii) plans maintained pursuant to Section 403 of the Code if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code.
     A “new investment” means a purchase paid for with money that does not represent (i) the proceeds of one or more redemptions of Fund shares, (ii) an exchange of Fund shares, (iii) the repayment of one or more retirement plan loans that were funded through the redemption of Fund shares, or (iv) money returned from another fund family. If Invesco Aim Distributors pays a dealer concession in connection with a plan’s purchase of Class A shares at NAV, such shares may be subject to a CDSC of 1.00% of net assets for 12 months, commencing on the date the plan first invests in Class A shares of a Fund. If the applicable dealer of record is unable to establish that a plan’s purchase of Class A shares at NAV is a new investment, Invesco Aim Distributors will not pay a dealer concession in connection with such purchase and such shares will not be subject to a CDSC.
     With regard to any individual jumbo accumulation purchase, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of jumbo accumulation purchases made by the same plan over the life of the plan’s account(s).
     Purchasers Qualifying For Reductions in Initial Sales Charges. As shown in the tables above, purchases of certain amounts of Fund shares may reduce the initial sales charges. These reductions are available to purchasers that meet the qualifications listed below. We will refer to purchasers that meet these qualifications as “Qualified Purchasers.”
Definitions
     As used herein, the terms below shall be defined as follows:
•	“Individual” refers to a person, as well as his or her Spouse or Domestic Partner and his or her Children;

•	“Spouse” is the person to whom one is legally married under state law;

•	“Domestic Partner” is an adult with whom one shares a primary residence for at least six-months, is in a relationship as a couple where one or each of them provides personal or financial welfare of the other without a fee, is not related by blood and is not married;

•	“Child” or “Children” include a biological, adopted or foster son or daughter, a Step-child, a legal ward or a Child of a person standing in loco parentis;

•	“Parent” is a person’s biological or adoptive mother or father;

•	“Step-child” is the child of one’s Spouse by a previous marriage or relationship;

•	“Step-parent” is the Spouse of a Child’s Parent; and

•	“Immediate Family” includes an Individual (including, as defined above, a person, his or her Spouse or Domestic Partner and his or her Children) as well as his or her Parents, Step-parents and the Parents of Spouse or Domestic Partner.

Individuals
•	an Individual (including his or her spouse or domestic partner, and children);

•	a retirement plan established exclusively for the benefit of an Individual, specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account; and

•	a qualified tuition plan account, maintained pursuant to Section 529 of the Code, or a Coverdell Education Savings Account, maintained pursuant to Section 530 of the Code (in either case, the account must be established by an Individual or have an Individual named as the beneficiary thereof).
Employer-Sponsored Retirement Plans
•	a retirement plan maintained pursuant to Sections 401, 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 408 (includes SEP, SARSEP and SIMPLE IRA plans) or 457 of the Code, if:
a.	the employer or plan sponsor submits all contributions for all participating employees in a single contribution transmittal (the Funds will not accept separate contributions submitted with respect to individual participants);

b.	each transmittal is accompanied by checks or wire transfers; and

c.	if the Funds are expected to carry separate accounts in the names of each of the plan participants, (i) the employer or plan sponsor notifies Invesco Aim Distributors in writing that the separate accounts of all plan participants should be linked, and (ii) all new participant accounts are established by submitting an appropriate Account Application on behalf of each new participant with the contribution transmittal.
     How to Qualify For Reductions in Initial Sales Charges. The following sections discuss different ways that a Qualified Purchaser can qualify for a reduction in the initial sales charges for purchases of Class A shares of the Funds.
Letters of Intent
     A Qualified Purchaser may pay reduced initial sales charges by (i) indicating on the Account Application that he, she or it intends to provide a Letter of Intent (“LOI”); and (ii) subsequently fulfilling the conditions of that LOI. Employer-sponsored retirement plans, with the exception of Solo 401(k) plans and SEP plans, are not eligible for a LOI.
     The LOI confirms the total investment in shares of the Funds that the Qualified Purchaser intends to make within the next 13 months. By marking the LOI section on the account application and by signing the account application, the Qualified Purchaser indicates that he, she or it understands and agrees to the terms of the LOI and is bound by the provisions described below:
Calculating the Initial Sales Charge
•	Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI (to determine what the applicable public offering price is, look at the sales charge table in the section on “Initial Sales Charges” above).

•	It is the purchaser’s responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge.

•	The offering price may be further reduced as described below under “Rights of Accumulation” if Invesco Aim Investment Services, the Funds’ transfer agent (“Transfer Agent”) is advised of all other accounts at the time of the investment.

•	Reinvestment of dividends and capital gains distributions acquired during the 13-month LOI period will not be applied to the LOI.
Calculating the Number of Shares to be Purchased
•	Purchases made and shares acquired through reinvestment of dividends and capital gains distributions prior to the LOI effective date will be applied toward the completion of the LOI based on the value of the shares calculated at the public offering price on the effective date of the LOI.

•	If a purchaser wishes to revise the LOI investment amount upward, he, she or it may submit a written and signed request at anytime prior to the completion of the original LOI. This revision will not change the original expiration date.

•	The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI.
Fulfilling the Intended Investment
•	By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the purchaser will have to pay the increased amount of sales charge.

•	To assure compliance with the provisions of the 1940 Act, the Transfer Agent will reserve, in escrow or similar arrangement, in the form of shares an appropriate dollar amount (computed to the nearest full share) out of the initial purchase (or subsequent purchases if necessary). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those reserved, will be registered in the purchaser’s name. If the total investment specified under this LOI is completed within the 13-month period, the reserved shares will be promptly released.

•	If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the sales charge on the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he or she irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.
Canceling the LOI
•	If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he or she must give written notice to Invesco Aim Distributors or its designee.

•	If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, the LOI will be automatically canceled. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of reserved shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.
Other Persons Eligible for the LOI Privilege
•	The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992.

•	The LOI privilege is also available to certain grandfathered investors whose account was held in other funds that were merged or otherwise reorganized into the Funds at such that a letter of intents under the other funds was in effect. The terms of such letter of intent will be fully honored by Invesco Aim Distributors.
LOIs and Contingent Deferred Sales Charges
     All LOIs to purchase $1,000,000 or more of Class A shares of Category I, II and IV Funds are subject to an 18-month, 1% CDSC.
Rights of Accumulation
     A Qualified Purchaser may also qualify for reduced initial sales charges based upon his, her or its existing investment in shares of any of the Funds at the time of the proposed purchase. To determine whether or not a reduced initial sales charge applies to a proposed purchase, Invesco Aim Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the Funds owned by such purchaser, calculated at their then current public offering price.
     If a purchaser qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money being invested, even if only a portion of that amount exceeds the breakpoint for the reduced sales charge. For example, if a purchaser already owns qualifying shares of any Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint.
     To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the Transfer Agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.
     Rights of Accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.
     If an investor’s new purchase of Class A shares of a Category I, II or IV Fund is at net asset value, the newly purchased shares will be subject to a CDSC if the investor redeems them prior to the end of the 18 month holding period.
     Other Requirements For Reductions in Initial Sales Charges. As discussed above, investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. Invesco Aim Distributors reserves the right to determine whether any purchaser is entitled to the reduced sales charge based on the definition of a Qualified Purchaser listed above. No person or entity may distribute shares of the Funds without payment of the applicable sales charge other than to Qualified Purchasers.

     Purchases of Class A shares of AIM Tax-Exempt Cash Fund, and AIM Cash Reserve Shares of AIM Money Market Fund and Investor Class shares of any Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.
     Purchases of Class A Shares at Net Asset Value. Invesco Aim Distributors permits certain categories of persons to purchase Class A shares of Funds without paying an initial sales charge. These are typically categories of persons whose transactions involve little expense, such as persons who have a relationship with the funds or with Invesco and certain programs for purchase. It is the purchaser’s responsibility to notify Invesco Aim Distributors or its designee of any qualifying relationship at the time of purchase.
     Invesco Aim Distributors believes that it is appropriate and in the Funds’ best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase shares through Invesco Aim Distributors without payment of a sales charge.
     Accordingly, the following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:
•	Any current, former or retired trustee, director, officer or employee (or immediate family member of a current, former or retired trustee, director, officer or employee) of any Fund or of Invesco Ltd. or any of its subsidiaries. This includes any foundation, trust or employee benefit plan maintained by any of the persons listed above;

•	Any current or retired officer, director, or employee (and members of their Immediate Family) of DST Systems, Inc. or Personix, a division of Fiserv Solutions, Inc.;

•	Any registered representative or employee of any intermediary who has an agreement with Invesco Aim Distributors to sell shares of the Funds (this includes any members of their Immediate Family);

•	Any investor who purchases their shares through an approved fee-based program (this may include any type of account for which there is some alternative arrangement made between the investor and the intermediary to provide for compensation of the intermediary for services rendered in connection with the sale of the shares and maintenance of the customer relationship);

•	Any investor who purchases their shares with the proceeds of a rollover, transfer or distribution from a retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor to another retirement plan or individual retirement account for which Invesco Aim Distributors acts as the prototype sponsor, to the extent that such proceeds are attributable to the redemption of shares of a fund held through the plan or account;

•	Employer-sponsored retirement plans (the “Plan” or “Plans”) that are Qualified Purchasers, as defined above, provided that such Plans:
a.	have assets of at least $1 million; or

b.	have at least 100 employees eligible to participate in the Plan; or

c.	execute multiple plan transactions through a single omnibus account per Fund;
•	“Grandfathered” shareholders as follows:
a.	Shareholders of record of Advisor Class shares of AIM International Growth Fund or AIM Worldwide Growth Fund on February 12, 1999 who have continuously owned shares of the Funds;

b.	Shareholders of record or discretionary advised clients of any investment advisor holding shares of AIM Weingarten Fund or AIM Constellation Fund on September 8, 1986, or of AIM Charter Fund on November 17, 1986, who have continuously owned shares and who purchase additional shares of AIM Constellation Fund or AIM Charter Fund, respectively;

c.	Unitholders of G/SET series unit investment trusts investing proceeds from such trusts in shares of AIM Constellation Fund; provided, however, prior to the termination date of the trusts, a unitholder may invest proceeds from the redemption or repurchase of his units only when the investment in shares of AIM Constellation Fund is effected within 30 days of the redemption or repurchase;

d.	A shareholder of a fund that merges or consolidates with a Fund or that sells its assets to an Fund in exchange for shares of a Fund;

e.	Shareholders of the former GT Global funds as of April 30, 1987 who since that date continually have owned shares of one or more of these funds;

f.	Certain former AMA Investment Advisers’ shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global funds since that time;

g.	Shareholders of record of Advisor Class shares of a Fund on February 11, 2000 who have continuously owned shares of that Fund, and who purchase additional shares of that Fund; and

h.	Additional purchases of Class A shares by shareholders of record of Class K shares on October 21, 2005 whose Class K shares were converted to Class A shares.
•	Any investor who maintains an account in Investor Class shares of a Fund (this includes anyone listed in the registration of an account, such as a joint owner, trustee or custodian, and members of their Immediate Family);

•	Qualified Tuition Programs created and maintained in accordance with Section 529 of the Code;

•	Insurance company separate accounts;

•	Retirement plan established exclusively for the benefit of an individual (specifically including, but not limited to, a Traditional IRA, Roth IRA, SEP IRA, SIMPLE IRA, Solo 401(k), Keogh plan, or a tax-sheltered 403(b)(7) custodial account) if:
a.	such plan is funded by a rollover of assets from an Employer-Sponsored Retirement Plan;

b.	the account being funded by such rollover is to be maintained by the same trustee, custodian or administrator that maintained the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof; and

c.	the dealer of record with respect to the account being funded by such rollover is the same as the dealer of record with respect to the plan from which the rollover distribution funding such rollover originated, or an affiliate thereof.
•	Transfers to IRAs that are attributable to Fund investments held in 403(b)(7)s, SIMPLEs, SEPs, SARSEPs, Traditional or Roth IRAs; and

•	Rollovers from Invesco held 403(b)(7)s, 401(K)s, SEPs, SIMPLEs, SARSEPs, Money Purchase Plans, and Profit Sharing Plans if the assets are transferred to an Invesco IRA.

     In addition, an investor may acquire shares of any of the Funds at net asset value in connection with:
•	reinvesting dividends and distributions;

•	exchanging shares of one Fund, that were previously assessed a sales charge, for shares of another Fund; as more fully described in the Prospectus;

•	the purchase of shares in connection with the repayment of a retirement plan loan administered by Invesco Aim Investment Services;

•	as a result of a Fund’s merger, consolidation or acquisition of the assets of another Fund;

•	the purchase of Class A shares with proceeds from the redemption of Class B, Class C or Class Y shares where the redemption and purchase are effectuated on the same business day; or

•	when buying Class A shares of AIM Tax-Exempt Cash Fund.

•	Unit investments trusts sponsored by Invesco Aim Distributors or its affiliates.

•	Unitholders of Van Kampen unit investment trusts that enrolled in the reinvestment program prior to December 3, 2007 to reinvest distributions from such trusts in Class A shares of the Funds. The Funds reserve the right to modify or terminate this program at any time.
     Payments to Dealers. Invesco Aim Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with Invesco Aim Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be “underwriters” as that term is defined under the 1933 Act.
     The financial advisor through which you purchase your shares may receive all or a portion of the sales charges and Rule 12b-1 distribution fees discussed above. In this context, “financial advisors” include any broker, dealer, bank (including bank trust departments), insurance company separate account, transfer agent, registered investment advisor, financial planner, retirement plan administrator and any other financial intermediary having a selling, administration or similar agreement with Invesco Aim Distributors or one or more of its corporate affiliates (collectively, the “Invesco Aim Distributors Affiliates”). In addition to those payments, Invesco Aim Distributors Affiliates may make additional cash payments to financial advisors in connection with the promotion and sale of shares of the Funds. Invesco Aim Distributors Affiliates make these payments from their own resources, from Invesco Aim Distributors’ retention of underwriting concessions and from payments to Invesco Aim Distributors under Rule 12b-1 plans. In the case of sub-accounting payments, discussed below, Invesco Aim Distributors Affiliates will be reimbursed directly by the Funds for such payments. These additional cash payments are described below. The categories described below are not mutually exclusive. The same financial advisor, or one or more of its affiliates, may receive payments under more than one or all categories. Most financial advisors that sell shares of the Funds receive one or more types of these cash payments. Financial advisors negotiate the cash payments to be paid on an individual basis. Where services are provided, the costs of providing the services and the overall package of services provided may vary from one financial advisor to another. Invesco Aim Distributors Affiliates do not make an independent assessment of the cost of providing such services.
     A list of certain financial advisors that received one or more types of payments below during the prior calendar year is attached here as Appendix L. This list is not necessarily current and will change over time. Certain arrangements are still being negotiated, and there is a possibility that payments will be made retroactively to financial advisors not listed below. Accordingly, please contact your financial advisor to determine whether they currently may be receiving such payments and to obtain further information regarding any such payments.

     Financial Support Payments. Invesco Aim Distributors Affiliates make financial support payments as incentives to certain financial advisors to promote and sell shares of the Funds. The benefits Invesco Aim Distributors Affiliates receive when they make these payments include, among other things, placing the Funds on the financial advisor’s funds sales system, and access (in some cases on a preferential basis over other competitors) to individual members of the financial advisor’s sales force or to the financial advisor’s management. Financial support payments are sometimes referred to as “shelf space” payments because the payments compensate the financial advisor for including the Funds in its fund sales system (on its “sales shelf”). Invesco Aim Distributors Affiliates compensate financial advisors differently depending typically on the level and/or type of considerations provided by the financial advisor. In addition, payments typically apply only to retail sales, and may not apply to other types of sales or assets (such as sales to retirement plans, qualified tuition programs, or fee based advisor programs — some of which may generate certain other payments described below).
     The financial support payments Invesco Aim Distributors Affiliates make may be calculated on sales of shares of the Funds (“Sales-Based Payments”), in which case the total amount of such payments shall not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of the public offering price of all such shares sold by the financial advisor during the particular period. Such payments also may be calculated on the average daily net assets of the applicable Funds attributable to that particular financial advisor (“Asset-Based Payments”), in which case the total amount of such cash payments shall not exceed 0.25% per annum of those assets during a defined period. Sales-Based Payments primarily create incentives to make new sales of shares of the Funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Funds in investor accounts. Invesco Aim Distributors Affiliates may pay a financial advisor either or both Sales-Based Payments and Asset-Based Payments.
     Sub-Accounting and Networking Support Payments. Invesco Aim Investment Services, an Invesco Aim Distributors Affiliate, acts as the transfer agent for the Funds, registering the transfer, issuance and redemption of Fund shares, and disbursing dividends and other distributions to Funds shareholders. However, many Fund shares are owned or held by financial advisors, as that term is defined above, for the benefit of their customers. In those cases, the Funds often do not maintain an account for the shareholder. Thus, some or all of the transfer agency functions for these accounts are performed by the financial advisor. In these situations, Invesco Aim Distributors Affiliates may make payments to financial advisors that sell Fund shares for certain transfer agency services, including record keeping and sub-accounting shareholder accounts. Payments for these services typically do not exceed 0.25% (for non-Institutional Class shares) or 0.10% (for Institutional Class shares) of average annual assets of such share classes or $19 per annum per shareholder account (for non-Institutional Class shares only). Invesco Aim Distributors Affiliates also may make payments to certain financial advisors that sell Fund shares in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that Invesco Aim Distributors Affiliates may make under this category include, among others, payment of networking fees of up to $12 per shareholder account maintained on certain mutual fund trading systems.
     All fees payable by Invesco Aim Distributors Affiliates pursuant to a sub-transfer agency, omnibus account service or sub-accounting agreement are charged back to the Funds, subject to certain limitations approved by the Board of the Trust.
     Other Cash Payments. From time to time, Invesco Aim Distributors Affiliates, at their expense and out of their own resources, may provide additional compensation to financial advisors which sell or arrange for the sale of shares of a Fund. Such compensation provided by Invesco Aim Distributors Affiliates may include payment of ticket charges per purchase or exchange order placed by a financial advisor, one-time payments for ancillary services such as setting up funds on a financial advisor’s mutual fund trading systems, financial assistance to financial advisors that enable Invesco Aim Distributors Affiliates to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other financial advisor-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as the Financial Industry Regulatory Authority (“FINRA”) (formerly, NASD, Inc.). Invesco Aim Distributors Affiliates make payments for entertainment events it deems appropriate, subject to Invesco Aim Distributors Affiliates guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
     Invesco Aim Distributors Affiliates are motivated to make the payments described above because they promote the sale of Fund shares and the retention of those investments by clients of financial advisors. To the extent financial advisors sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, Invesco Aim Distributors Affiliates benefit from the incremental management and other fees paid to Invesco Aim Distributors Affiliates by the Funds with respect to those assets.
     In certain cases these payments could be significant to the financial advisor. Your financial advisor may charge you additional fees or commissions other than those disclosed in the prospectus. You can ask your financial advisor about any payments it receives from Invesco Aim Distributors Affiliates or the Funds, as well as about fees and/or commissions it charges. You should consult disclosures made by your financial advisor at the time of purchase.
Purchases of Class B Shares
     Class B shares shares are sold at net asset value, and are not subject to an initial sales charge; but investors may pay a CDSC if they redeem their shares within a specified number of years after purchase. See the Prospectus for additional information regarding contingent deferred sales charges. Invesco Aim Distributors may paypaid sales commissions to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments were equal to 4.00% of the purchase price, which consisted of a sales commission equal to 3.75% plus an advance of the first year service fee of 0.25%.
Purchases of Class C Shares
     Class C shares are sold at net asset value, and are not subject to an initial sales charge. Investors in Class C shares may pay a CDSC if they redeem their shares within the first year after purchase (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding this CDSC. Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds (except for Class C shares of AIM LIBOR Alpha Fund and AIM Short Term Bond Fund) at the time of such sales. Payments with respect to Funds other than AIM Floating Rate Fund will equal 1.00% of the purchase price and will consist of a sales commission of 0.75% plus an advance of the first year service fee of 0.25%. Payments with respect to AIM Floating Rate Fund will equal 0.75% of the purchase price and will consist of a sales commission of 0.50% plus an advance of the first year service fee of 0.25%. These commissions are not paid on sales to investors exempt from the CDSC, including shareholders of record of AIM Advisor Funds, Inc. on April 30, 1995, who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where Invesco Aim Distributors grants an exemption on particular transactions.
Payments with Regard to Converted Class K Shares
     For Class A shares acquired by a former Class K shareholder (i) as a result of a fund merger; or (ii) as a result of the conversion of Class K shares into Class A shares on October 21, 2005, Invesco Aim Distributors will pay financial intermediaries 0.45% on such Class A shares as follows: (i) 0.25% from the Class A shares’ Rule 12b-1 plan fees; and (ii) 0.20% from Invesco Aim Distributors’ own resources provided that, on an annualized basis for 2005 as of October 21, 2005, the 0.20% exceeds $2,000 per year.
Purchase and Redemption of Class P Shares
     Certain former investors in the AIM Summit Plans I and II may acquire Class P shares at net asset value. Please see AIM Summit Fund’s Prospectus for details.
Purchases of Class R Shares
     Class R shares are sold at net asset value, and are not subject to an initial sales charge. For purchases of Class R shares of Category I, II or IV Funds, Invesco Aim Distributors may make the following payments to dealers of record provided that the applicable dealer of record is able to establish that the purchase of Class R shares is a new investment or a rollover from a retirement plan in which an Fund was offered as an investment option:
Percent of Cumulative Purchases
0.75% of the first $5 million
plus 0.50% of amounts in excess of $5 million
     With regard to any individual purchase of Class R shares, Invesco Aim Distributors may make payment to the dealer of record based on the cumulative total of purchases made by the same plan over the life of the plan’s account(s).
Purchases of Class S Shares
     Class S shares are limited to investors who purchase shares with the proceeds received from a systematic contractual investment plan redemption within the 12-months prior to purchasing Class S shares, and who purchase through an approved financial intermediary that has an agreement with the distributor to sell Class S shares. Class S Shares are not otherwise sold to members of the general public. An investor purchasing Class S shares will not pay an initial sales charge. The investor will no longer be eligible to purchase additional Class S shares at that point where the value of the contributions to the prior systematic contractual investment plan combined with the subsequent Class S share contributions equals the face amount of what would have been the investor’s systematic contractual investment plan under the 30-year investment option. The face amount of a systematic contractual investment plan is the combined total of all scheduled monthly investments under that plan. For a plan with a scheduled monthly investment of $100.00, the face amount would have been $36,000.00 under the 30-year extended investment option. Class S shares have a 12b-1 fee of 0.15%.
Purchases of Class Y Shares
     Class Y shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Prospectus for more information.
Purchases of Investor Class Shares

     Investor Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Invesco Aim Distributors may pay dealers and institutions an annual service fee of 0.25% of average daily net assets and such payments will commence immediately. The Investor Class is closed to new investors.
Purchases of Institutional Class Shares
     Institutional Class shares are sold at net asset value, and are not subject to an initial sales charge or to a CDSC. Please refer to the Institutional Class Prospectus for more information.
Exchanges
     Terms and Conditions of Exchanges. Normally, shares of a Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends, and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange.
Redemptions
     General. Shares of the Funds may be redeemed directly through Invesco Aim Distributors or through any dealer who has entered into an agreement with Invesco Aim Distributors. In addition to the Funds’ obligation to redeem shares, Invesco Aim Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with Invesco Aim Distributors must phone orders to the order desk of the Funds at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the applicable Fund next determined after the repurchase order is received in good order. Such an arrangement is subject to timely receipt by Invesco Aim Investment Services, the Funds’ transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by Invesco Aim Distributors (other than any applicable contingent deferred sales charge and any applicable redemption fee) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.
     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed when (a) trading on the New York Stock Exchange (NYSE) is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.
     Systematic Redemption Plan. A Systematic Redemption Plan permits a shareholder of a Fund to withdraw on a regular basis at least $50 per withdrawal. At the time the withdrawal plan is established, the total account value must be $5,000 or more. Under a Systematic Redemption Plan, all shares are to be held by Invesco Aim Investment Services. To provide funds for payments made under the Systematic Redemption Plan, Invesco Aim Investment Services redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.

     Payments under a Systematic Redemption Plan constitute taxable events. Because such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Also because sales charges are imposed on additional purchases of Class A shares, it is disadvantageous to effect such purchases while a Systematic Redemption Plan is in effect.
     Each Fund bears its share of the cost of operating the Systematic Redemption Plan.
Contingent Deferred Sales Charges Imposed upon Redemption of Shares
     A CDSC may be imposed upon the redemption of Large Purchases of Class A shares of Category I, II and IV Funds, upon the redemption of Class B shares, and Class C shares (no CDSC applies to Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund unless you exchange shares of another Fund that are subject to a CDSC into AIM LIBOR Alpha Fund or AIM Short Term Bond Fund). See the Prospectus for additional information regarding CDSCs.
     Contingent Deferred Sales Charge Exceptions for Large Purchases of Class A Shares. An investor who has made a Large Purchase of Class A shares of a Category I, II or IV Fund, will not be subject to a CDSC upon the redemption of those shares in the following situations:
•	Redemptions of shares of Category I, II or IV Funds held more than 18 months;

•	Redemptions of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class A shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of shares held by the plan;

•	Redemptions of shares by the investor where the investor’s dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment;

•	Minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;

•	Redemptions following the death or post-purchase disability of (i) any registered shareholders on an account or (ii) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC; and

•	Amounts from a monthly, quarterly or annual Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more.
     Contingent Deferred Sales Charge Exceptions for Class B and C Shares. CDSCs will not apply to the following redemptions of Class B or Class C shares, as applicable:
•	Additional purchases of Class C shares of AIM International Core Equity Fund and AIM Real Estate Fund by shareholders of record on April 30, 1995, of AIM International Value Fund, predecessor to AIM International Core Equity Fund, and AIM Real Estate Fund, except that shareholders whose broker-dealers maintain a single omnibus account with Invesco Aim Investment Services on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995, from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996;

•	Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability, provided that shares have not been commingled with shares that are subject to CDSC;

•	Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions that does not exceed 12% annually of the participant’s or beneficiary’s account value in a particular Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer no later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class B or Class C shares of one or more of the Funds; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Code) of the participant or beneficiary;

•	Amounts from a monthly or quarterly Systematic Redemption Plan of up to an annual amount of 12% of the account value on a per fund basis provided the investor reinvests his dividends. At the time the withdrawal plan is established, the total account value must be $5,000 or more;

•	Liquidation initiated by the Fund when the account value falls below the minimum required account size of $500; and

•	Investment account(s) of Invesco and its affiliates.
     CDSCs will not apply to the following redemptions of Class C shares:
•	A total or partial redemption of shares where the investor’s dealer of record notifies the distributor prior to the time of investment that the dealer would waive the upfront payment otherwise payable to him;

•	Redemption of shares held by retirement plans, maintained pursuant to Sections 403 (only if the employer or plan sponsor is a tax-exempt organization operated pursuant to Section 501(c)(3) of the Code), 401 or 457 of the Code, in cases where (i) the plan has remained invested in Class C shares of a Fund for at least 12 months, or (ii) the redemption is not a complete redemption of all Class C shares held by the plan; and

•	Redemptions of Class C shares of a Fund other than AIM LIBOR Alpha Fund or AIM Short Term Bond Fund if you received such Class C shares by exchanging Class C shares of AIM LIBOR Alpha Fund or AIM Short Term Bond Fund.
General Information Regarding Purchases, Exchanges and Redemptions
     Good Order. Purchase, exchange and redemption orders must be received in good order in accordance with Invesco Aim Investment Services policy and procedures and U.S. regulations. Invesco Aim Investment Services reserves the right to refuse transactions. Transactions not in good order will not be processed and once brought into good order, will receive current price. To be in good order, an investor or financial intermediary must supply Invesco Aim Investment Services with all required information and documentation, including signature guarantees when required. In addition, if a purchase of shares is made by check, the check must be received in good order. This means that the check must be properly completed and signed, and legible to Invesco Aim Investment Services in its sole discretion. If a check used to purchase shares does not clear, or if any investment order must be canceled due to nonpayment, the investor will be responsible for any resulting loss.
     Authorized Agents. Invesco Aim Investment Services and Invesco Aim Distributors may authorize agents to accept purchase and redemption orders that are in good order on behalf of the Funds. In certain cases, these authorized agents are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Fund will be deemed to have received the purchase or redemption order when the Fund’s authorized agent or its designee accepts the order. The order will be priced at the net asset value next determined after the order is accepted by the Fund’s authorized agent or its designee.
     Signature Guarantees. In addition to those circumstances listed in the “Shareholder Information” section of each Fund’s prospectus, signature guarantees are required in the following situations: (1) requests to transfer the registration of shares to another owner; (2) telephone exchange and telephone redemption authorization forms; (3) changes in previously designated wiring or electronic funds transfer instructions; (4) written redemptions or exchanges of shares held in certificate form previously reported to Invesco as lost, whether or not the redemption amount is under $250,000 or the proceeds are to be sent to the address of record; and (5) requests to redeem accounts where the proceeds are over $250,000 or the proceeds are to be sent to an address or a bank other than the address or bank of record. The Funds may waive or modify any signature guarantee requirements at any time.
     Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an “eligible guarantor institution” as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in Invesco Aim Investment Services’ current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. Notary public signatures are not an acceptable replacement for a signature guarantee. Invesco Aim Investment Services will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the total transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an “eligible guarantor institution” and to determine how to fulfill a signature guarantee requirement, an investor should contact the Client Services Department of Invesco Aim Investment Services.
     Transactions by Telephone. By signing an account application form, an investor appoints Invesco Aim Investment Services as his true and lawful attorney-in-fact to surrender for redemption any and all unissued shares held by Invesco Aim Investment Services in the designated account(s), or in any other account with any of the Funds, present or future, which has the identical registration as the designated account(s), with full power of substitution in the premises. Invesco Aim Investment Services and Invesco Aim Distributors are thereby authorized and directed to accept and act upon any telephone redemptions of shares held in any of the account(s) listed, from any person who requests the redemption proceeds to be applied to purchase shares in any one or more of the Funds, provided that such fund is available for sale and provided that the registration and mailing address of the shares to be purchased are identical to the registration of the shares being redeemed. An investor acknowledges by signing the form that he understands and agrees that Invesco Aim Investment Services and Invesco Aim Distributors may not be liable for any loss, expense or cost arising out of any telephone exchange requests effected in accordance with the authorization set forth in these instructions if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions. Procedures for verification of telephone transactions may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder’s Social Security Number and current address, and mailings of confirmations promptly after the transactions. Invesco Aim Investment Services reserves the right to modify or terminate the telephone exchange privilege at any time without notice. An investor may elect not to have this privilege by marking the appropriate box on the application. Then any exchanges must be effected in writing by the investor.
     Internet Transactions. An investor may effect transactions in his account through the internet by establishing a Personal Identification Number (“PIN”). By establishing a PIN the investor acknowledges and agrees that neither Invesco Aim Investment Services nor Invesco Aim Distributors will be liable for any loss, expense or cost arising out of any internet transaction effected by them in accordance with any instructions submitted by a user who transmits the PIN as authentication of his or her identity. Procedures for verification of internet transactions include requests for confirmation of the shareholder’s personal identification number and mailing of confirmations promptly after the transactions. The investor also acknowledges that the ability to effect internet transactions may be terminated at any time by the Funds. Policies for processing transactions via the Internet may differ from policies for transactions via telephone due to system settings.
     Abandoned Property. It is the responsibility of the investor to ensure that Invesco Aim Investment Services maintains a correct address for his account(s). An incorrect address may cause an investor’s account statements and other mailings to be returned to Invesco Aim Investment Services. Upon receiving returned mail, Invesco Aim Investment Services will attempt to locate the investor or rightful owner of the account. If Invesco Aim Investment Services is unable to locate the investor, then it will determine whether the investor’s account has legally been abandoned. Invesco Aim Investment Services is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction.
     Retirement Plans Sponsored by Invesco Aim Distributors. Invesco Aim Distributors acts as the prototype sponsor for certain types of retirement plan documents. These plan documents are generally available to anyone wishing to invest plan assets in the funds. These documents are provided subject to terms, conditions and fees that vary by plan type. Contact your financial advisor or other intermediary for details.
     Miscellaneous Fees. In certain circumstances, the intermediary maintaining the shareholder account through which your Fund shares are held may assess various fees related to the maintenance of that account, such as:
•	an annual custodial fee on accounts where Invesco Aim Distributors acts as the prototype sponsor;

•	expedited mailing fees in response to overnight redemption requests; and

•	copying and mailing charges in response to requests for duplicate statements.
Please consult with your intermediary for further details concerning any applicable fees.
Institutional Class Shares
     Before the initial purchase of shares, an investor must submit a completed account application to his financial intermediary, who should forward the application to Invesco Aim Investment Services, Inc. at P.O. Box 4739, Houston, Texas 77210-4739. An investor may change information in his account application by submitting written changes or a new account application to his intermediary or to Invesco Aim Investment Services.
     Purchase and redemption orders must be received in good order. To be in good order, the financial intermediary must give Invesco Aim Investment Services all required information and documentation with respect to the investor. If the intermediary fails to deliver the investor’s payment on the required settlement date, the intermediary must reimburse the Fund for any overdraft charges incurred.
     A financial intermediary may submit a written request to Invesco Aim Investment Services for correction of transactions involving Fund shares. If Invesco Aim Investment Services agrees to correct a transaction, and the correction requires a dividend adjustment, the intermediary must agree in writing to reimburse the Fund for any resulting loss.

     An investor may terminate his relationship with an intermediary and become the shareholder of record on his account. However, until the investor establishes a relationship with an intermediary, the investor will not be able to purchase additional shares of the Fund, except through the reinvestment of distributions.
     Generally payment for redeemed shares is made by Federal Reserve wire to the account designated in the investor’s account application. By providing written notice to his financial intermediary or to Invesco Aim Investments Services, an investor may change the account designated to receive redemption proceeds. Invesco Aim Investment Services may request additional documentation.
     Invesco Aim Investment Services may request that an intermediary maintain separate master accounts in the Fund for shares held by the intermediary (a) for its own account, for the account of other institutions and for accounts for which the intermediary acts as a fiduciary; and (b) for accounts for which the intermediary acts in some other capacity.
Offering Price
     The following formula may be used to determine the public offering price per Class A share of an investor’s investment:
     Net Asset Value / (1 - Sales Charge as % of Offering Price) = Offering Price.
     For example, at the close of business on December 31, 2009, Invesco Convertible Securities Fund — Class A shares had a net asset value per share of [xx]. The offering price, assuming an initial sales charge of 5.50%, therefore was [xx].
     Institutional Class shares of the Funds are offered at net asset value.
Calculation of Net Asset Value
     Each Fund determines its net asset value per share once daily as of the close of the customary trading session of the NYSE on each business day of the Fund. In the event the NYSE closes early on a particular day, each Fund determines its net asset value per share as of the close of the NYSE on such day. Futures contracts may be valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. The Funds determine net asset value per share by dividing the value of a Fund’s securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the total number of shares outstanding of that class. Determination of a Fund’s net asset value per share is made in accordance with generally accepted accounting principles. Generally, the portfolio securities for non-money market funds are recorded in the NAV no later than trade date plus one, except on fiscal quarter ends, such securities are recorded on trade date. For money market funds, portfolio securities are recorded in the NAV on trade date. The net asset value for shareholder transactions may be different than the net asset value reported in the Fund’s financial statement due to adjustments required by generally accepted accounting principles made to the net asset value of the Fund at period end.
     A security listed or traded on an exchange (excluding convertible bonds) held by a Fund is valued at its last sales price or official closing price on the exchange where the security is principally traded or, lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Each equity security traded in the over-the-counter market is valued on the basis of prices furnished by independent pricing services vendors or market makers. Debt securities (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing vendor. Evaluated quotes provided by the pricing vendor may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and Corporate Loans and in the case of debt obligations (excluding Corporate Loans), the mean between the last bid and ask prices. Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share.
     Short-term investments (including commercial paper) are valued at amortized cost when the security has 60 days or less to maturity.
     Generally, trading in corporate bonds, U.S. Government securities and money market instruments is substantially completed each day prior to the close of the customary trading session of the NYSE. The values of such securities used in computing the net asset value of a Fund’s shares are determined at such times. Occasionally, events affecting the values of such securities may occur between the times at which such values are determined and the close of the customary trading session of the NYSE. If Invesco believes a development/event has actually caused a closing price to no longer reflect current market value, the closing price may be adjusted to reflect the fair value of the affected security as of the close of the NYSE as determined in good faith using procedures approved by the Board.
     Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. If an issuer specific event has occurred that Invesco determines, in its judgment, is likely to have affected the closing price of a foreign security, it will price the security at fair value in good faith using procedures approved by the Board. Adjustments to closing prices to reflect fair value may also be based on a screening process from a pricing vendor to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. For foreign securities where Invesco believes, at the approved degree of certainty, that the price is not reflective of current market value, Invesco will use the indication of fair value from the pricing vendor to determine the fair value of the security. The pricing vendor, pricing methodology or degree of certainty may change from time to time. Multiple factors may be considered by the pricing vendor in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures, and exchange-traded funds.
     Fund securities primarily traded in foreign markets may be traded in such markets on days that are not business days of the Fund. Because the net asset value per share of each Fund is determined only on business days of the Fund, the value of the portfolio securities of a Fund that invests in foreign securities may change on days when an investor cannot exchange or redeem shares of the Fund.
     Securities for which market quotations are not available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers in accordance with procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Redemptions in Kind
     Although the Funds generally intend to pay redemption proceeds solely in cash, the Funds reserve the right to determine, in their sole discretion, whether to satisfy redemption requests by making payment in securities or other property (known as a redemption in kind). For instance, a Fund may make a redemption in kind if a cash redemption would disrupt its operations or performance. Securities that will be delivered as payment in redemptions in kind will be valued using the same methodologies that the Fund typically utilizes in valuing such securities. Shareholders receiving such securities are likely to incur transaction and brokerage costs on their subsequent sales of such securities, and the securities may increase or decrease in value until the shareholder sells them. The Trust, on behalf of the Funds made an election under Rule 18f-1 under the 1940 Act (a “Rule 18f-1 Election”) and therefore, the Trust, on behalf of a Fund, is obligated to redeem for cash all shares presented to such Fund for redemption by any one shareholder in an amount up to the lesser of $250,000 or 1% of that Fund’s net assets in any 90-day period. The Rule 18f-1 Election is irrevocable while Rule 18f-1 under the 1940 Act is in effect unless the SEC by order permits withdrawal of such Rule 18f-1 Election.
Backup Withholding
     Accounts submitted without a correct, certified taxpayer identification number (“TIN”) or, alternatively, a correctly completed and currently effective Internal Revenue Service (“IRS”) Form W-8 (for non-resident aliens) or Form W-9 (for U.S. persons including resident aliens) accompanying the registration information will generally be subject to backup withholding.
     Each AIM Fund, and other payers, generally must withhold, 28% of reportable dividends (whether paid in cash or reinvested in additional Fund shares), including exempt-interest dividends, in the case of any shareholder who fails to provide the Fund with a TIN and a certification that he is not subject to backup withholding.
     An investor is subject to backup withholding if:
1.	the investor fails to furnish a correct TIN to the Fund;

2.	the IRS notifies the Fund that the investor furnished an incorrect TIN;

3.	the investor or the Fund is notified by the IRS that the investor is subject to backup withholding because the investor failed to report all of the interest and dividends on such investor’s tax return (for reportable interest and dividends only);

4.	the investor fails to certify to the Fund that the investor is not subject to backup withholding under (3) above (for reportable interest and dividend accounts opened after 1983 only); or

5.	the investor does not certify his TIN. This applies only to non-exempt mutual fund accounts opened after 1983.
     Interest and dividend payments are subject to backup withholding in all five situations discussed above. Redemption proceeds are subject to backup withholding only if (1), (2) or (5) above applies.
     Certain payees and payments are exempt from backup withholding and information reporting. Invesco or Invesco Aim Investment Services will not provide Form 1099 to those payees.
     Investors should contact the IRS if they have any questions concerning withholding.

     IRS Penalties — Investors who do not supply the AIM Funds with a correct TIN will be subject to a $50 penalty imposed by the IRS unless such failure is due to reasonable cause and not willful neglect. If an investor falsifies information on this form or makes any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, such investor may be subject to a $500 penalty imposed by the IRS and to certain criminal penalties including fines and/or imprisonment.
     Nonresident Aliens — Nonresident alien individuals and foreign entities with a valid Form W-8 are not subject to the backup withholding previously discussed. The Form W-8 generally remains in effect for a period starting on the date the Form is signed and ending on the last day of the third succeeding calendar year. Such shareholders may, however, be subject to federal income tax withholding at a 30% rate on ordinary income dividends and other distributions. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption. Nonresident alien individuals and some foreign entities failing to provide a valid Form W-8 may be subject to backup withholding and Form 1099 reporting.
DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS
DIVIDENDS AND DISTRIBUTIONS
     The following discussion of dividends and distributions should be read in connection with the applicable sections in the Prospectus.
     All dividends and distributions will be automatically reinvested in additional shares of the same class of a Fund (hereinafter, “the Fund”) unless the shareholder has requested in writing to receive such dividends and distributions in cash or that they be invested in shares of another AIM Fund, subject to the terms and conditions set forth in the Prospectus under the caption “Purchasing Shares —Automatic Dividend and Distribution Investment.” Such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date.
     The Fund calculates income dividends and capital gain distributions the same way for each class. The amount of any income dividends per share will differ, however, generally due to any differences in the distribution and service (Rule 12b-1) fees applicable to the classes, as well as any other expenses attributable to a particular class (“Class Expenses”). Class Expenses, including distribution plan expenses, must be allocated to the class for which they are incurred consistent with applicable legal principles under the 1940 Act and the Code.
TAX MATTERS
     The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.
     This “Tax Matters” section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.
     This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.
     Taxation of the Fund. The Fund has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a “regulated investment company” under Subchapter M of the

Code. If the Fund qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., generally, taxable interest, dividends, net short-term capital gains and other taxable ordinary income net of expenses without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.
     Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:
•	Distribution Requirement — the Fund must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).
•	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).
•	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of QPTPs.
     In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by IRS with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See “Tax Treatment of Portfolio Transactions” with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance.
     The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. However, the Fund intends to make cash distributions for each taxable year in an aggregate amount that is sufficient to satisfy the Distribution Requirement without taking into account its use of equalization accounting. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax.
     If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the Fund’s dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company thus would have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.
     Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate (except in a money market fund that maintains a stable net asset value) may result in higher taxes. This is because the Fund with a high turnover rate is likely to generate more capital gain or loss, much of it short-term, than the Fund with a comparable strategy but low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See “Taxation of Fund Distributions Capital gain dividends”.
     Capital loss carryovers. For federal income tax purposes, the Fund is permitted to carry forward its net realized capital losses, if any, for eight years as a short-term capital loss and use such losses, subject to applicable limitations, to offset net capital gains without being required to pay taxes on or distribute such gains that are offset by the losses. However, the amount of capital losses that can be carried forward and used in any single year may be limited if the Fund experiences an “ownership change” within the meaning of Section 382 of the Code. Such an ownership change generally results when the shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year period. An ownership change may result in capital loss carryovers that expire unused, thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another mutual fund. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change.
     Post-October losses. The Fund (unless its fiscal year ends in October) presently intends to elect to treat any net capital loss or any net long-term capital loss incurred after October 31 as if it had been incurred in the succeeding year in determining its taxable income for the current year. The effect of this election is to treat any such net loss incurred after October 31 as if it had been incurred in the succeeding year in determining the Fund’s net capital gain for capital gain dividend purposes. See “Taxation of Fund Distributions —Capital gain dividends”. The Fund also may elect to treat all or part of any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding taxable year.
     Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carry forward) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.
     Asset allocation funds. If the Fund is a fund of funds, asset allocation fund, or a feeder fund in a master feeder structure (collectively referred to as a “fund of funds” which invests in one or more underlying funds taxable as regulated investment companies) distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable distributions to shareholders of ordinary income or capital gains. A fund of (other than a feeder fund in a master feeder structure) will generally not be able currently to offset gains realized by one underlying fund in which the fund of funds invests against losses realized by another underlying fund. If shares of an underlying fund are purchased within 30 days before or after redeeming at a loss other shares of that underlying fund (whether pursuant to a rebalancing of the Fund’s portfolio or otherwise), all or a part of the loss will not be deductible by the Fund and instead will increase its basis for the newly purchased shares. Also, a fund of funds (a) is not eligible to pass-through to shareholders foreign tax credits from an underlying fund that pays foreign income taxes, (b) is not eligible pass-through to shareholders exempt-interest dividends from an underlying fund, and (c) dividends paid by a fund of funds from interest earned by an underlying fund on U.S. government obligations is unlikely to be exempt from state and local income tax. However, a fund of funds is eligible to pass-through to shareholders qualified dividends earned by an underlying fund. See “Taxation of Fund Distributions Qualified dividend income for individuals” and “Corporate dividends received deduction”.
     Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to: (1) 98% of its ordinary income for the calendar year, (2) 98% of capital gain net income (the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year), and (3) any prior year undistributed ordinary income and capital gain net income. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for federal excise tax but can give no assurances that all such liability will be avoided. Moreover, when the Fund makes distributions based on its book income, temporary timing or permanent differences in the realization of income and expense for book and tax purposes sometimes can result in the Fund being under-distributed for excise tax purposes and subject to some amount of excise tax.
     Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source, and the amount of tax withheld will generally be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders.
     Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another Fund). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.
     Distributions of ordinary income. The Fund receives income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income are generally taxable as ordinary income to the extent of the Fund’s earnings and profits. If the Fund’s strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.
     Capital gain dividends. Taxes on distributions of capital gains are determined by how long the Fund owned the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the Fund will recognize long-term capital gain or loss on the sale or other disposition of assets it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Distributions of net capital gain (the excess of net long-

term capital gain over net short-term capital loss) that are properly designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain. Long-term capital gain rates applicable to individuals are taxed at the maximum rate of 15% or 25% (through 2010) depending on the nature of the capital gain. Distributions of net short-term capital gains for a taxable year in excess of net long-term capital losses for such taxable year will generally be taxable to a shareholder receiving such distributions as ordinary income.
     Qualified dividend income for individuals. With respect to taxable years of the Fund beginning before January 1, 2011, ordinary income dividends properly designated by the Fund as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. Qualified dividend income means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, passive foreign investment companies (“PFICs”), and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to 95% (or a greater percentage) of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.
     Corporate dividends received deduction. Ordinary income dividends designated by the Fund as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.
     Return of capital distributions. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs. See “Tax Treatment of Portfolio Transactions —Investments in U.S. REITs”.
     Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares (except in a money market fund that maintains a stable net asset value), the Fund’s net asset value may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable and would be taxed as either ordinary income (some portion of which may be taxed as qualified dividend income) or capital gain unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions by utilizing its capital loss carryovers, if any.
     Pass-through of foreign tax credits. If more than 50% of the value of the Fund’s total assets at the close of each taxable year consists of the stock or securities of foreign corporations, the Fund may elect to “pass through” to the Fund’s shareholders the amount of foreign income tax paid by the Fund (the “Foreign Tax Election”) in lieu of deducting such amount in determining its investment company taxable income. Pursuant to the Foreign Tax Election, shareholders will be required (i) to include in gross income, even though not actually received, their respective pro-rata shares of the foreign income tax paid by the Fund that are attributable to any distributions they receive; and (ii) either to deduct their pro-rata share of foreign tax in computing their taxable income or to use it (subject to various Code limitations) as a foreign tax credit against federal income tax (but not both). No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.
     Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.
     U.S. government interest. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (“GNMA”) or Federal National Mortgage Association (“FNMA”) obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations. If the Fund is a fund of funds, see “Taxation of the Fund — Asset allocation funds”.
     Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and paid by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.
     Sale or Redemption of Fund Shares. A shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder’s adjusted tax basis in the shares. If you owned your shares as a capital asset, any gain or loss that you realize will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.
     Tax basis information. The Transfer Agent may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them calculate their gain or loss from a sale or redemption. This information is supplied as a convenience to shareholders and will not be reported to the IRS. Although the IRS permits the use of several methods to determine the cost basis of mutual fund shares, the cost basis information provided by the Transfer Agent will be calculated using only the single-category average cost method. Neither the Transfer Agent nor the Fund recommends any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. Even if you have reported gains or losses for the Fund in past years using another method of basis determination, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods. Under recently enacted provisions of the Emergency Economic Stabilization Act of 2008, the Fund’s Transfer Agent will be required to provide you with cost basis information on the sale of any of your shares in the Fund, subject to certain exceptions. This cost basis reporting requirement is effective for shares purchased in the Fund on or after January 1, 2012.
     Wash sale rule. All or a portion of any loss so recognized may be deferred under the wash sale rules if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption.
Sales at a loss within six months of purchase. Any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares.
     Deferral of basis — any class that bears a front-end sales load. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.
     Conversion of B shares. The automatic conversion of Class B shares into Class A shares of the same Fund at the end of approximately eight years after purchase will be tax-free for federal income tax purposes.
     Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.
     Tax Treatment of Portfolio Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a fund. This section should be read in conjunction with the discussion under “Description of the Funds and their Investments and Risks —Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.
     In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.
     Certain fixed-income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the fund is generally required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a Fund’s investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.
     Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when the fund may cease to accrue interest, original issue discount or market discount, when and to what extent the fund may take deductions for bad debts or worthless securities and how the fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.
     Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.
     The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.
     In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid a fund-level tax.
     Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.
     Foreign currency transactions. A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.
     PFIC Investments. A fund may invest in stocks of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. In addition, if a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.
     Investments in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “Tax Treatment of Portfolio Transactions- PFIC Investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, the fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.
     Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see “Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion Income)” and “Foreign Shareholders — U.S. withholding tax at the source” with respect to certain other tax aspects of investing in U.S. REITs.
     Investment in taxable mortgage pools (excess inclusion Income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduits (“REMICs”) or equity interests in a “taxable mortgage pool” (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income (“UBTI”), thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.
     These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.
     Investments in commodities. Gains from the disposition of commodities, including precious metals, will not be considered qualifying income for purposes of satisfying the Income Requirement. In addition, the IRS has issued a revenue ruling which holds that income derived from commodity-linked swaps is not qualifying income for purposes of the Income Requirement. However, in a subsequent revenue ruling, the IRS provides that income from alternative investments (such as from certain commodity index-linked notes or a corporate subsidiary that invests in commodities) that create commodity exposure may be considered qualifying income under the Code. Also, investments in commodities will not be considered qualifying assets for purposes of satisfying the Asset Diversification Test described above. The extent to which a fund invests in commodities or commodity-linked derivatives, including certain ETFs, ETNs, structured notes, MLPs, swaps and futures that provide commodity exposure, may be limited by the Income Requirement and the Asset Diversification Test, which the fund must continue to satisfy to maintain its status as a regulated investment company.
     Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount (OID) principles.
     Investments in partnerships and qualified publicly traded partnerships. For purposes of the Income Requirement described under “Taxation of the Fund,” income derived by a fund from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. For purposes of testing whether a fund satisfies the Asset Diversification Test described above, the fund is generally treated as owning a pro rata share of the underlying assets of a partnership. In contrast, a QPTP (generally, a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement) is subject to special tax considerations. All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income and the fund may not invest more than 25% of its assets in one or more QPTPs. However, to be eligible for such special tax considerations, a fund’s investment in a partnership must satisfy the criteria for a QPTP described above on an annual basis. There can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.
     Securities Lending. While securities are loaned out by a fund, the fund will generally receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders. Additionally, in the case of a fund with a strategy of investing in tax-exempt securities, any payments made “in lieu of” tax-exempt interest will be considered taxable income to the fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.
     Tax Certification and Backup Withholding. Tax certification and backup withholding tax laws require that you certify your tax information when you become an investor in the Fund. For U.S. citizens and resident aliens, this certification is made on IRS Form W-9. Under these laws, the Fund must withhold a portion of your taxable distributions and sales proceeds unless you:
•	provide your correct Social Security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

     The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. This rate will expire and the backup withholding tax rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.
     Non-U.S. investors have special U.S. tax certification requirements. See “Foreign Shareholders — Tax certification and backup withholding.”
     Foreign Shareholders. Shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships (“foreign shareholder”), may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements.
     Taxation of a foreign shareholder depends on whether the income from the Fund is “effectively connected” with a U.S. trade or business carried on by such shareholder.
     U.S. withholding tax at the source. If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, distributions to such shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) upon the gross amount of the distribution, subject to certain exemptions including those for dividends designated by the Fund as: exempt-interest dividends paid by the Fund from its net interest income earned on municipal securities;
•	capital gain dividends paid by the Fund from its net long-term capital gains (other than those from disposition of a U.S. real property interest), unless you are a nonresident alien present in the United States for a period or periods aggregating 183 days or more during the calendar year; and

•	with respect to taxable years of the Fund beginning before January 1, 2010 (sunset date), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gains dividends.
     However, the Fund does not intend to utilize the exemptions for interest-related dividends paid and short-term capital gain dividends paid. Moreover, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.
     Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.
     Amounts designated by the Fund as capital gain dividends (a) that are attributable to certain capital gain dividends received from a qualified investment entity (“QIE”) (generally defined as either (i) a U.S. REIT or (ii) a RIC classified as a “U.S. real property holding corporation” or which would be if the exceptions for holding 5% or less of a class of publicly traded shares or an interest in a domestically controlled QIE did not apply) or (b) that are realized by the Fund on the sale of a “U.S. real property interest” (including gain realized on sale of shares in a QIE other than one that is a domestically controlled), will not be exempt from U.S. federal income tax and may be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) if the Fund by reason of having a REIT strategy is classified as a QIE. If the Fund is so classified, foreign shareholders owning more than 5% of the Fund’s shares may be treated as realizing gain from the disposition of a U.S. real property interest, causing Fund distributions to be subject to U.S. withholding tax at a rate of 35%, and requiring the filing of a nonresident U.S. income tax return. In addition, if the Fund is classified as a QIE, anti-avoidance rules apply to certain wash sale transactions. Namely, if the Fund is a QIE and a foreign shareholder disposes of the Fund’s shares prior to the Fund paying a distribution attributable to the disposition of a U.S. real property interest and the foreign shareholder later acquires an identical stock interest in a wash sale transaction, the foreign shareholder may still be required to pay U.S. tax on the Fund’s distribution. Also, the sale of shares of the Fund, if classified as a “U.S. real property holding corporation,” could also be considered a sale of a U.S. real property interest with any resulting gain from such sale being subject to U.S. tax as income “effectively connected with a U.S. trade or business.” These rules generally apply to dividends paid by the Fund before January 1, 2010 (sunset date) except that, after such sunset date, Fund distributions from a U.S REIT (whether or not domestically controlled) attributable to gain from the disposition of a U.S. real property interest will continue to be subject to the withholding rules described above provided the Fund is classified as a QIE.
     Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.
     Tax certification and back-up withholding. Foreign shareholders have special U.S. tax certification requirements to avoid backup withholding (at a rate of 28%), and if applicable, to obtain the benefit of any income tax treaty between the foreign shareholder’s country of residence and the United States. To claim these tax benefits, the foreign shareholder must provide a properly completed Form W-8BEN (or other Form W-8, where applicable, or their substitute forms) to establish his or her status as a non-U.S. investor, to claim beneficial ownership over the assets in the account, and to claim, if applicable, a reduced rate of or exemption from withholding tax under the applicable treaty. A Form W-8BEN provided without a U.S. taxpayer identification number remains in effect for a period of three years beginning on the date that it is signed and ending on the last day of the third succeeding calendar year. However, non-U.S. investors must advise the Fund of any changes of circumstances that would render the information given on the form incorrect, and must then provide a new W-8BEN to avoid the prospective application of backup withholding. Forms W-8BEN with U.S. taxpayer identification numbers remain valid indefinitely, or until the investor has a change of circumstances that renders the form incorrect and necessitates a new form and tax certification.
     U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a foreign shareholder will nevertheless be subject to U.S. federal estate tax with respect to shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exception applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to an estate with assets of $60,000). Estates of nonresident alien shareholders dying after December 31, 2004 and before January 1, 2010 will be able to exempt from federal estate tax the proportion of the value of the Fund’s shares attributable to “qualifying assets” held by the Fund at the end of the quarter immediately preceding the nonresident alien shareholder’s death (or such other time as the IRS may designate in regulations). Qualifying assets include bank deposits and other debt obligations that pay interest or accrue original issue discount that is exempt from withholding tax, debt obligations of a domestic corporation that are treated as giving rise to foreign source income, and other investments that are not treated for tax purposes as being within the United States. Through December 31, 2009, shareholders will be advised of the portion of the Fund’s assets that constituted qualifying assets at the end of each quarter of its taxable year.

     Local Tax Considerations. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
DISTRIBUTION OF SECURITIES
Distributor
     The Trust has entered into master distribution agreements, as amended, relating to the Funds (the “Distribution Agreements”) with Invesco Aim Distributors, Inc., a registered broker-dealer and a wholly owned subsidiary of Invesco, pursuant to which Invesco Aim Distributors acts as the distributor of shares of the Funds. The address of Invesco Aim Distributors is P.O. Box 4739, Houston, Texas 77210-4739. Certain trustees and officers of the Trust are affiliated with Invesco Aim Distributors. See “Management of the Trust.” In addition to the Funds, Invesco Aim Distributors serves as distributor to many other mutual funds that are offered to retail investors. The following Distribution of Securities information is about all of the Funds that offer retail and/or institutional share classes. Not all Funds offer all share classes.
     The Distribution Agreements provide Invesco Aim Distributors with the exclusive right to distribute shares of the Funds on a continuous basis directly and through other broker-dealers and other financial intermediaries with whom Invesco Aim Distributors has entered into selected dealer and/or similar agreements. Invesco Aim Distributors has not undertaken to sell any specified number of shares of any classes of the Funds.
     Invesco Aim Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class C and Class R shares of the Funds at the time of such sales. Invesco Aim Distributors or its predecessor has paid sales commissions from its own resources to dealers who sold Class B shares of the Funds at the time of such sales.
     Payments for Class B shares equaled 4.00% of the purchase price of the Class B shares sold by the dealer or institution, consisting of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% for such shares. The portion of the payments to Invesco Aim Distributors under the Class B Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of such sales commissions plus financing costs.
     Invesco Aim Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the Funds at the time of such sales. Payments for Class C shares equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, consisting of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% for such shares. Invesco Aim Distributors will retain all payments received by it relating to Class C for the first year after they are purchased. The portion of the payments to Invesco Aim Distributors under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit Invesco Aim Distributors to recoup a portion of the sales commissions to dealers plus financing costs, if any. After the first full year, Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class C that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These payments will consist of an asset-based sales charge of 0.75% and a service fee of 0.25%.
     Invesco Aim Distributors may pay dealers and institutions who sell Class R shares an annual fee of 0.50% of average daily net assets. These payments will consist of an asset-based fee of 0.25% and a service fee of 0.25% and will commence either on the thirteenth month after the first purchase, on accounts on which a dealer concession was paid, or immediately, on accounts on which a dealer concession was not paid. If Invesco Aim Distributors pays a dealer concession, it will retain all payments received by it relating to Class R shares for the first year after they are purchased. Invesco Aim Distributors will make quarterly payments to dealers and institutions based on the average net asset value of Class R shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record.
     The Trust (on behalf of any class of any Fund) or Invesco Aim Distributors may terminate the Distribution Agreements on 60 days’ written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, Invesco Aim Distributors would continue to receive payments of asset-based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of Invesco Aim Distributors or its predecessors; provided, however that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to Invesco Aim Distributors. Termination of the Class B Plan or the Distribution Agreement for Class B shares would not affect the obligation of Class B shareholders to pay CDSCs.
     Total sales charges (front end and CDSCs) paid in connection with the sale of shares of each class of each Fund, if applicable, for the last three fiscal years ended December 31 are found in Appendix O.
Distribution Plans
     The Trust has adopted multiple forms of distribution plans and distribution plans and service plans pursuant to Rule 12b-1 under the 1940 Act for each Fund’s Class A shares, Class B shares, Class C shares, Class P, Class R shares, Class S shares and Investor Class shares, if applicable (collectively the “Plans”).
     Each Fund, pursuant to its Class A, Class B and Class C Plans, pays Invesco Aim Distributors compensation up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.
     Each Fund, pursuant to its Class A, Class B, Class C, Class P, Class R and Class S Plans pays Invesco Aim Distributors compensation up to the following annual rates, shown immediately below, of the Fund’s average daily net assets of the applicable class.

Fund	Class A	Class B	Class C	Class P	Class R	Class S

Invesco Convertible Securities Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Asset Allocation Conservative Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Asset Allocation Growth Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Asset Allocation Moderate Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Harbor Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Leaders Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen Real Estate Securities Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
Van Kampen U.S. Mortgage Fund	0.25%	1.00%	1.00%	N/A	N/A	N/A
     All of the Plans compensate or reimburse Invesco Aim Distributors, as applicable, for the purpose of financing any activity that is primarily intended to result in the sale of shares of the Funds. Such activities include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering each Plan.
     Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of FINRA rules.
     See Appendix M for a list of the amounts paid by each class of shares of each Fund to Invesco Aim Distributors pursuant to the Plans for the year, or period, ended _____, ___ and Appendix N for an estimate by category of the allocation of actual fees paid by each class of shares of each Fund pursuant to its respective distribution plan for the year or period ended _____, ___.
     As required by Rule 12b-1, the Plans (and for Type 1 Plans only, as described below, the related forms of Shareholder Service Agreements) were approved by the Board, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (the “Rule 12b-1 Trustees”). In approving the Plans in accordance with the requirements of Rule 12b-1, the trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Funds and its respective shareholders.
     The anticipated benefits that may result from the Plans with respect to each Fund and/or the classes of each Fund and its shareholders include but are not limited to the following: (1) rapid account access; (2) relatively predictable flow of cash; and (3) a well-developed, dependable network of shareholder service agents to help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the performance of each Fund.
     Unless terminated earlier in accordance with their terms, the Plans continue from year to year as long as such continuance is specifically approved, in person, at least annually by the Board, including a majority of the Rule 12b-1 Trustees. A Plan may be terminated as to any Fund or class by the vote of a majority of the Rule 12b-1 Trustees or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.
     Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, the Plans may be amended by the trustees, including a majority of the Rule 12b-1 Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Independent Trustees is committed to the discretion of the Independent Trustees.
     The Funds are currently grouped under one of the following three different types of Plans:
     The following Funds utilize Type 1 Plans:
AIM Asia Pacific Growth Fund
AIM Balanced-Risk Allocation Fund
AIM Basic Balanced Fund
AIM Basic Value Fund
AIM Capital Development Fund
AIM Charter Fund
AIM China Fund
AIM Conservative Allocation Fund
AIM Constellation Fund
AIM Developing Markets Fund
AIM Diversified Dividend Fund
AIM Dynamics Fund
AIM Energy Fund
AIM European Growth Fund
AIM European Small Company Fund
AIM Financial Services Fund
AIM Global Core Equity Fund
AIM Global Equity Fund
AIM Global Growth Fund
AIM Global Health Care Fund
AIM Global Real Estate Fund
AIM Global Small & Mid Cap Growth Fund
AIM Gold & Precious Metals Fund
AIM Growth Allocation Fund
AIM Income Allocation Fund

AIM Balanced-Risk Retirement Now Fund
AIM Balanced-Risk Retirement 2010 Fund
AIM Balanced-Risk Retirement 2020 Fund
AIM Balanced-Risk Retirement 2030 Fund
AIM Balanced-Risk Retirement 2040 Fund
AIM Balanced-Risk Retirement 2050 Fund
AIM International Allocation Fund
AIM International Core Equity Fund
AIM International Growth Fund
AIM International Small Company Fund
AIM Japan Fund
AIM Large Cap Basic Value Fund
AIM Large Cap Growth Fund
AIM Leisure Fund
AIM Mid Cap Basic Value Fund
AIM Mid Cap Core Equity Fund
AIM Moderate Allocation Fund
AIM Moderate Growth Allocation Fund
AIM Moderately Conservative Allocation Fund
AIM Multi-Sector Fund
AIM Real Estate Fund
AIM Select Equity Fund
AIM Select Real Estate Income Fund
AIM Small Cap Equity Fund
AIM Small Cap Growth Fund
AIM Structured Core Fund
AIM Structured Growth Fund
AIM Structured Value Fund
AIM Summit Fund
AIM Technology Fund
AIM Trimark Endeavor Fund
AIM Trimark Fund
AIM Trimark Small Companies Fund
AIM Utilities Fund
AIM Core Bond Fund
AIM Core Plus Bond Fund
AIM High Income Municipal Fund
AIM High Yield Fund
AIM Income Fund
AIM International Total Return Fund
AIM Municipal Bond Fund
AIM U.S. Government Fund
AIM Limited Maturity Treasury Fund
AIM Tax-Free Intermediate Fund
AIM Floating Rate Fund
AIM LIBOR Alpha Fund
AIM Short Term Bond Fund
     Amounts payable by a Fund under the Class A, Class B, Class C, Class P, Class R and Class S Type 1 Plans need not be directly related to the expenses actually incurred by Invesco Aim Distributors on behalf of each Fund. These Plans do not obligate the Funds to reimburse Invesco Aim Distributors for the actual allocated share of expenses Invesco Aim Distributors may incur in fulfilling its obligations under these Plans. Thus, even if Invesco Aim Distributors’ actual allocated share of expenses exceeds the fee payable to Invesco Aim Distributors at any given time, under these Plans, the Funds will not be obligated to pay more than that fee. If Invesco Aim Distributors’ actual allocated share of expenses is less than the fee it receives, under these Plans, Invesco Aim Distributors will retain the full amount of the fee.
     The Type 1 Plans obligate Class B shares to continue to make payments to Invesco Aim Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of Invesco Aim Distributors or its predecessors, unless there has been a complete termination of the Class B Plan (as defined in such Plan) and the Class B Plan expressly authorizes Invesco Aim Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.
     Type 1 Plans also include Investor Class share payments up to 0.25%. Amounts payable by AIM Diversified Dividend Fund and AIM Large Cap Growth Fund under their Investor Class Plans are directly related to the expenses incurred by Invesco Aim Distributors on behalf of each Fund, as these Plans obligate each Fund to reimburse Invesco Aim Distributors for their actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares of each Fund. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period exceeds the 0.25% annual cap, under this Plan AIM Diversified Dividend Fund and AIM Large Cap Growth Fund will not be obligated to pay more than the 0.25% annual cap. If Invesco Aim Distributors’ actual allocated share of expenses incurred pursuant to the Investor Class Plan for the period is less than the 0.25% annual cap, under this Plan Invesco Aim Distributors is entitled to be reimbursed only for its actual allocated share of expenses.
     Invesco Aim Distributors may from time to time waive or reduce any portion of its 12b-1 fee for Class A, Class C, Class R, Class P, Class S or Investor Class shares. Voluntary fee waivers or reductions may be rescinded at any time without further notice to investors. During periods of voluntary fee waivers or reductions, Invesco Aim Distributors will retain its ability to be reimbursed for such fee prior to the end of each fiscal year. Contractual fee waivers or reductions set forth in the Fee Table in a Prospectus may not be terminated or amended to the Funds’ detriment during the period stated in the agreement between Invesco Aim Distributors and the Fund.
     The Funds may pay a service fee of 0.25% of the average daily net assets of the Class A, Class B, Class C, Class R and Investor Class shares, 0.15% of the average daily net assets of Class S shares, and 0.10% of the average daily net assets of Class P shares, attributable to the customers selected dealers and financial institutions to such dealers and financial institutions, including Invesco Aim Distributors, acting a principal, who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Under the terms of a shareholder service agreement, such personal shareholder services include responding to customer inquiries and providing customers with information about their investments. Any amounts not paid as a service fee under each Plan would constitute an asset-based sales charge.
     Under a Shareholder Service Agreement, a Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement will be calculated at the end of each payment period for each business day of the Funds during such period at the annual rate specified in each agreement based on the average daily net asset value of the Funds’ shares purchased or acquired through exchange. Fees shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which such Fund’s shares are held.
     Selected dealers and other institutions entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another. Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Funds on an agency basis, may receive payments from the Funds pursuant to the respective Plans. Invesco Aim Distributors does not act as principal, but rather as agent for the Funds, in making dealer incentive and shareholder servicing payments to dealers and other financial institutions under the Plans. These payments are an obligation of the Funds and not of Invesco Aim Distributors.
     The following Funds utilize Type 2 Plans:
Invesco S&P 500 Index Fund
Invesco Small-Mid Special Value Fund
Invesco Special Value Fund
Invesco Technology Fund
Invesco U.S. Mid Cap Value Fund
Invesco U.S. Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund
Invesco Value Fund
Invesco Value II Fund
Invesco California Tax-Free Income Fund
Invesco FX Alpha Plus Strategy Fund
Invesco High Yield Securities Fund
Invesco Municipal Fund
Invesco New York Tax-Free Income Fund
Invesco Tax-Exempt Securities Fund
Invesco FX Alpha Strategy Fund
Invesco Alternative Opportunities Fund
Invesco Balanced Fund
Invesco Commodities Alpha Fund
Invesco Convertible Securities Trust Fund
Invesco Dividend Growth Securities Fund
Invesco Equally-Weighted S&P 500 Fund
Invesco Fundamental Value Fund
Invesco Global Advantage Fund
Invesco Global Dividend Growth Securities Fund
Invesco Health Sciences Fund
Invesco International Growth Equity Fund
Invesco Large Cap Relative Value Fund
Invesco Mid-Cap Value Fund
Invesco Natural Resources Fund
Invesco Pacific Growth Fund

     Pursuant to the Type 2 Plans, Class A, Class B, Class C and Class R shares, pay the Invesco Aim Distributors compensation accrued daily and payable monthly. The Funds may reimburse expenses incurred or to be incurred in promoting the distribution of the Funds’ Class A, Class B, Class C, and Class R shares and in servicing shareholder accounts. Reimbursement will be made through payments at the end of each month. No interest or other financing charges, if any, incurred on any distribution expenses on behalf of Class A, Class C, and Class R shares will be reimbursable under the Type 2 Plans. Each Class paid 100% of the amounts accrued under the Type 2 Plans with respect to that Class for the fiscal year ended _______, ____, to Invesco Aim Distributors. It is estimated that Invesco Aim Distributors spent this amount in approximately the following ways: (i) ____% ($__) — advertising and promotional expenses; (ii) ____% ($__) — printing and mailing of prospectuses for distribution to other than current shareholders; and (iii) ____% ($__) — other expenses, including the gross sales credit and the carrying charge, of which ____% ($__) represents carrying charges, ____% ($__) represents commission credits to broker-dealers for payments of commissions to financial advisors and other authorized financial representatives, and ____% ($__) represents overhead and other branch office distribution-related expenses. The amounts accrued by Class A and a portion of the amounts accrued by Class C under the applicable Type 2 Plan during the fiscal year ended _______, ____ were service fees. The remainder of the case of Class A at _______, ____ (end of the calendar year), which amount was equal to _____% of the net assets of Class A on such date and $______ in the case of Class C at _______, ____ (end of the calendar year), which amount was equal to _______% of the net assets of Class C on such date. No interest or other financing charges will be incurred on any Class A, Class C, and Class R, distribution expenses incurred by Invesco Aim Distributors under the Plans or on any unreimbursed expenses due to Invesco Aim Distributors pursuant to the Plans.
     The following Funds utilize Type 3 Plans:
Van Kampen American Franchise Fund
Van Kampen American Value Fund
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Growth Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Capital Growth Fund
Van Kampen Comstock Fund
Van Kampen Core Equity Fund
Van Kampen Emerging Markets Fund
Van Kampen Enterprise Fund
Van Kampen Equity and Income Fund
Van Kampen Equity Premium Income Fund
Van Kampen Global Equity Allocation Fund
Van Kampen Global Franchise Fund
Van Kampen Global Tactical Asset Allocation Fund
Van Kampen Growth and Income Fund
Van Kampen Harbor Fund
Van Kampen International Advantage Fund
Van Kampen International Growth Fund
Van Kampen Leaders Fund
Van Kampen Mid Cap Growth Fund
Van Kampen Real Estate Securities Fund
Van Kampen Small Cap Growth Fund
Van Kampen Small Cap Value Fund
Van Kampen Technology Fund
[Van Kampen Utility Fund?]
Van Kampen Value Opportunities Fund
Van Kampen California Insured Tax Free Fund
Van Kampen Core Plus Fixed Income Fund
Van Kampen Corporate Bond Fund
Van Kampen Global Bond Fund
Van Kampen Government Securities Fund
Van Kampen High Yield Fund
Van Kampen High Yield Municipal Fund
Van Kampen Insured Tax Free Income Fund
Van Kampen Intermediate Term Municipal Income Fund
Van Kampen Municipal Income Fund
Van Kampen New York Tax Free Income Fund
Van Kampen Pennsylvania Tax Free Income Fund
Van Kampen Strategic Municipal Income Fund
Van Kampen U.S. Mortgage Fund
Van Kampen Limited Duration Fund

     The Type 3 Plans provide that Funds Class A, Class B, Class C and Class R shares may spend a portion of each Fund’s average daily net assets attributable to each such class of shares in connection with the distribution of the respective class of shares and in connection with the provision of ongoing services to shareholders of such class, respectively.
     For Class A and Class R shares in any given year in which the Type 3 Plans are in effect, the Plans generally provide for each Fund to pay the Invesco Aim Distributors the lesser of (i) the amount of Invesco Aim Distributors’ actual expenses incurred during such year less, with respect to Class A shares only, any deferred sales charges it received during such year (the “actual net expenses”) or (ii) the distribution and service fees at the rates specified in the Prospectus applicable to that class of shares (the “plan fees”). Therefore, to the extent that Invesco Aim Distributors’ actual net expenses in a given year are less than the plan fees for such year, the Funds only pay the actual net expenses. Alternatively, to the extent that Invesco Aim Distributors’ actual net expenses in a given year exceed the plan fees for such year, the Funds only pay the plan fees for such year. For Class A shares and Class R shares, there is no carryover of any unreimbursed actual net expenses to succeeding years.
     The Type 3 Plans for Class B and Class C shares are similar to the Type 3 Plans for Class A Shares and Class R shares, except that any actual net expenses which exceed plan fees for a given year are carried forward and are eligible for payment in future years by the Fund so long as the Type 3 Plans remain in effect. Thus, for each of the Class B and Class C shares, in any given year in which the Type 3 Plans are in effect, the Plans generally provide for the Funds to pay the Invesco Aim Distributors the lesser of (i) the applicable amount of Invesco Aim Distributors’ actual net expenses incurred during such year for such class of shares plus any actual net expenses from prior years that are still unpaid by the Funds for such class of shares or (ii) the applicable plan fees for such class of shares. Except as may be mandated by applicable law, the Funds do not impose any limit with respect to the number of years into the future that such unreimbursed actual net expenses may be carried forward (on a Fund level basis). These unreimbursed actual net expenses may or may not be recovered through plan fees or contingent deferred sales charges in future years.
     Because of fluctuations in net asset value, the plan fees with respect to a particular Class B or Class C share may be greater or less than the amount of the initial commission (including carrying cost) paid by Invesco Aim Distributors with respect to such share. In such circumstances, a shareholder of a share may be deemed to incur expenses attributable to other shareholders of such class.
     As of ______, ______, there were $0 and approximately $___________ of unreimbursed distribution-related expenses with respect to Class B and Class C shares, respectively, representing ____% and ____% of the Fund’s net assets attributable to Class and Class C shares, respectively. If the Plans are terminated or not continued, the Fund would not be contractually obligated to pay Invesco Aim Distributors for any expenses not previously reimbursed by the Fund or recovered through contingent deferred sales charges.
     For the fiscal year ended _______, ____, the Fund’s aggregate expenses paid under the Plans for Class A shares were $______ or ____% of the Class A shares’ average daily net assets. Such expenses were paid to reimburse Invesco Aim Distributors for payments made to financial intermediaries for distributing and servicing Class A shareholders and for administering the Class A Share Plans. For the fiscal year ended ____, ___, the Fund’s aggregate expenses paid under the Plans for Class B shares were $______ or ____% of the Class B shares’ average daily net assets. Such expenses were paid for the following reasons: $______ for commissions and transaction fees paid to Invesco Aim Distributors and/or financial intermediaries in respect of sales of Class B Shares of the Fund and $______ for fees paid to Invesco Aim Distributors and/or financial intermediaries for servicing Class B shareholders and administering the Class B share Plans.

     For the fiscal year ended ____, ____, the Fund’s aggregate expenses paid under the Plans for Class C shares were $________ or ____% of the Class C Shares’ average daily net assets. Such expenses were paid for the following reasons: $__________ for commissions and transaction fees paid to Invesco Aim Distributors and/or financial intermediaries in respect of sales of Class C Shares of the Fund and $__________ for fees paid to Invesco Aim Distributors and/or financial intermediaries for servicing Class C Shareholders and administering the Class C Share Plans. For the fiscal period ended ______, ___, the Fund’s aggregate expenses paid under the Plans for Class R Shares were $_____ or less than ______% of the Class R Shares’ average daily net assets. Such expenses were paid for the following reasons: $__________ for commissions and transaction fees paid to Invesco Aim Distributors and/or financial intermediaries in respect of sales of Class R Shares of the Fund and $__________ for fees paid to Invesco Aim Distributors and/or financial intermediaries for servicing Class R Shareholders and administering the Class R Share Plans.
FINANCIAL STATEMENTS
     When issued, a Fund’s financial statements, including the Financial Highlights pertaining thereto, and the reports of the independent registered public accounting firm thereon, will be incorporated by reference into this SAI from such Fund’s Annual Report to shareholders.
     The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not a part of this Registration Statement.
PENDING LITIGATION
     Settled Enforcement Actions Related to Market Timing
     On October 8, 2004, INVESCO Funds Group, Inc. (“IFG”) (the former investment adviser to certain AIM Funds), Invesco Aim Advisors, Inc. (predecessor to Invesco) and Invesco Aim Distributors reached final settlements with certain regulators, including the SEC, the New York Attorney General and the Colorado Attorney General, to resolve civil enforcement actions and/or investigations related to market timing and related activity in certain of the AIM Funds, including those formerly advised by IFG. As part of the settlements, a $325 million fair fund ($110 million of which is civil penalties) has been created to compensate shareholders harmed by market timing and related activity in funds formerly advised by IFG. Additionally, Invesco and Invesco Aim Distributors created a $50 million fair fund ($30 million of which is civil penalties) to compensate shareholders harmed by market timing and related activity in funds advised by Invesco, which was done pursuant to the terms of the settlements. The methodology of the fair funds distributions was determined by Invesco’s independent distribution consultant (“IDC Plan”), in consultation with Invesco and the independent trustees of the AIM Funds, and approved by the staff of the SEC. Further details regarding the IDC Plan and distributions thereunder are available under the “About Us — SEC Settlement” section of Invesco Aim’s website, available at http://www.invescoaim.com. Invesco’s website is not a part of this SAI or the prospectus of any AIM Fund.
     Regulatory Action Alleging Market Timing
     On August 30, 2005, the West Virginia Office of the State Auditor — Securities Commission (“WVASC”) issued a Summary Order to Cease and Desist and Notice of Right to Hearing to Invesco and Invesco Aim Distributors (Order No. 05-1318). The WVASC makes findings of fact that Invesco and Invesco Aim Distributors entered into certain arrangements permitting market timing of certain of the AIM Funds and failed to disclose these arrangements in the prospectuses for such Funds, and conclusions of law to the effect that Invesco and Invesco Aim Distributors violated the West Virginia securities laws. The WVASC orders Invesco and Invesco Aim Distributors to cease any further violations and seeks to impose monetary sanctions, including restitution to affected investors, disgorgement of fees, reimbursement of investigatory, administrative and legal costs and an “administrative assessment,” to be determined by the Commissioner. Initial research indicates that these damages could be limited or capped by statute. By agreement with the Commissioner of Securities, Invesco’s time to respond to that Order has been indefinitely suspended.
     Private Civil Actions Alleging Market Timing
     Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, Invesco, Invesco Aim Management and certain related entities, certain of their current and former officers and/or certain unrelated third parties) based on allegations of improper market timing, and related activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”); (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees. All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs in these lawsuits consolidated their claims for pre-trial purposes into three amended complaints against various Invesco- and IFG-related parties. The parties in the amended complaints have agreed in principle to settle the actions. A list identifying the amended complaints in the MDL Court and details of the settlements are included in Appendix P.

Schedule I
Underlying Funds
The list below represents those Underlying Funds currently available for investment by the Van Kampen Asset Allocation Conservative Fund, Van Kampen Asset Allocation Growth Fund and Van Kampen Asset Allocation Moderate Fund. From time to time the Adviser may select new or different Underlying Funds other than those listed below.

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy

Equity Funds

Van Kampen American Franchise	to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of U.S. issuers that, in the judgment of Adviser, have, among other things, resilient business franchises and growth potential.

Van Kampen American Value	to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.

Van Kampen Capital Growth	to seek capital growth. The Adviser seeks to achieve the Fund’s investment objective by investing in a portfolio of growth-oriented companies.

Van Kampen Comstock	to seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Van Kampen Core Equity	to seek capital growth and income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of large capitalization companies that the Adviser believes are undervalued and have strong earnings momentum and relative strength.

[ ]	to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in equity securities of large capitalization companies. ]

Van Kampen Emerging Markets	to seek to provide long-term capital appreciation by investing primarily in equity securities of emerging country issuers.

Van Kampen Enterprise	to seek capital appreciation by investing in a portfolio of securities consisting principally of common stocks.

Van Kampen Equity and Income	to seek the highest possible income consistent with safety of principal. Long-term growth of capital is an important secondary investment objective.

[ ]	to seek to provide long-term capital appreciation by investing primarily in growth-oriented equity securities of medium- and large- capitalization companies. ]

Van Kampen Equity Premium Income	to seek current income and its secondary investment objective is to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of equity securities of U.S. issuers and by utilizing an option writing strategy to enhance current distributions.

1

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy

Van Kampen Global Equity Allocation	to seek long-term capital appreciation by investing in equity securities of U.S. and non-U.S. issuers in accordance with country weightings determined by the Adviser and with stock selection within each country designed to replicate a broad market index.

Van Kampen Global Franchise	to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a non-diversified portfolio of publicly traded equity securities of issuers located in the U.S. and other countries that, in the judgment of the Adviser, have resilient business franchises and growth potential.

[ ]	to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of growth-oriented equity securities on a global basis. ]

[ ]	to seek long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers. ]

Van Kampen Growth and Income	to seek income and long-term growth of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of income-producing equity securities, including common stocks and convertible securities (although investments are also made in non-convertible preferred stocks and debt securities).

Van Kampen Harbor	to seek to provide current income, capital appreciation and conservation of capital. The Adviser seeks to achieve the Fund’s investment objective by investing principally in a portfolio of debt securities, primarily convertible bonds and convertible preferred stocks.

Van Kampen International Advantage	to seek long-term capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified portfolio of equity securities of foreign issuers.

Van Kampen International Growth	capital appreciation, with a secondary objective of income. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a diversified portfolio of equity securities of issuers located in countries other than the United States.

Van Kampen Mid Cap Growth	to seek capital growth. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of medium-sized growth companies.

Van Kampen Real Estate Securities	to seek long-term growth of capital. Current income is the secondary investment objective. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of securities of companies operating in the real estate industry.

Van Kampen Small Cap Growth	to seek capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in common stocks and other equity securities of small companies that the Adviser believes have above-average potential for capital appreciation.

2

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy

Van Kampen Small Cap Value	to seek capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of equity securities of small capitalization companies that the Adviser believes are undervalued.

Van Kampen Technology	to seek capital appreciation. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks of companies considered by the Adviser to rely extensively on technology, science or communication in their product development or operations.

Van Kampen Utility	to seek to provide its shareholders with capital appreciation and current income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and income securities issued by companies engaged in the utilities industry.

Van Kampen Value Opportunities	to seek capital growth and income. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a portfolio of common stocks and other equity securities of value companies across the capitalization spectrum.

Fixed Income Funds

Van Kampen Core Plus Fixed Income	to seek total return. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in a diversified mix of U.S. dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities.

Van Kampen Corporate Bond	to seek to provide current income with preservation of capital. Capital appreciation is a secondary objective that is sought only when consistent with the Fund’s primary investment objective. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of corporate debt securities.

Van Kampen Government Securities	to provide investors with high current return consistent with preservation of capital. The Adviser seeks to achieve the Fund’s investment objective by investing substantially all of its total assets in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-related securities issued or guaranteed by instrumentalities of the U.S. government.

Van Kampen High Yield	to seek to maximize current income. Capital appreciation is a secondary objective which is sought only when consistent with the Fund’s primary investment objective. The Adviser seeks to achieve the Fund’s investment objectives by investing primarily in a portfolio of high-yielding, high-risk bonds and other income securities, such as convertible securities and preferred stock.

Van Kampen Limited Duration	to seek to provide investors with a high current return and relative safety of capital. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, investment grade corporate bonds, mortgage-related or mortgage-backed securities, asset-backed securities and certain other debt obligations.

3

Underlying Fund Name	Underlying Fund’s Investment Objective and Primary Investment Strategy

Van Kampen U.S. Mortgage	to provide a high level of current income, with liquidity and safety of principal. The Adviser seeks to achieve the Fund’s investment objective by investing primarily in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

4

APPENDIX A
RATINGS OF DEBT SECURITIES
     The following is a description of the factors underlying the debt ratings of Moody’s, S&P and Fitch.
Moody’s Long-Term Debt Ratings
     Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
     Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
     A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
     Baa; Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
     Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
     B: Obligations rated B are considered speculative and are subject to high credit risk.
     Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
     Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
     C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
     Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Moody’s Short-Term Prime Rating System
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
Not Prime

A-1

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: In addition, in certain countries the prime rating may be modified by the issuer’s or guarantor’s senior unsecured long-term debt rating.
     Moody’s municipal ratings are as follows:
Moody’s U.S. Long-Term Municipal Bond Rating Definitions
     Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues.
     Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.
     Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     C: Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.
     Note: Also, Moody’s applied numerical modifiers 1, 2, and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.
Moody’s MIG/VMIG US Short-Term Ratings
     In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody’s Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3.

A-2

     In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.
     In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.
     The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
     MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue’s specific structural or credit features.
     Gradations of investment quality are indicated by rating symbols, with each symbol representing a group in which the quality characteristics are broadly the same.
     MIG 1/VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.
     MIG 2/VMIG 2: This designation denotes strong credit quality. Margins of protection are ample although not as large as in the preceding group.
     MIG 3/VMIG 3: This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.
     SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
Standard & Poor’s Long-Term Corporate and Municipal Ratings
     Issue credit ratings are based in varying degrees, on the following considerations: likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; and protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.
     The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.
     S&P describes its ratings for corporate and municipal bonds as follows:
     AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
     AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

A-3

     A: Debt rated A has a strong capacity to meet its financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet its financial commitment on the obligation.
     BB-B-CCC-CC-C: Debt rated BB, B, CCC, CC and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
     NR: Not Rated.
S&P Dual Ratings
     S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.
     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, AAA/A-1+). With short-term demand debt, the not rating symbols are used with the commercial paper rating symbols (for example, SP-1+/A-1+).
S&P Commercial Paper Ratings
     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.
     These categories are as follows:
     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
     A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
     B: Issues rated “B” are regarded as having only speculative capacity for timely payment.
     C: This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
     D: Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

A-4

S&P Short-Term Municipal Ratings
     An S&P note rating reflect the liquidity factors and market-access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment: amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note); and source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).
     Note rating symbols are as follows:
     SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
     SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
     SP-3: Speculative capacity to pay principal and interest.
Fitch Long-Term Credit Ratings
     Fitch Ratings provides an opinion on the ability of an entity or of a securities issue to meet financial commitments, such as interest, preferred dividends, or repayment of principal, on a timely basis. These credit ratings apply to a variety of entities and issues, including but not limited to sovereigns, governments, structured financings, and corporations; debt, preferred/preference stock, bank loans, and counterparties; as well as the financial strength of insurance companies and financial guarantors.
     Credit ratings are used by investors as indications of the likelihood of getting their money back in accordance with the terms on which they invested. Thus, the use of credit ratings defines their function: “investment grade” ratings (international Long-term “AAA” — “BBB” categories; Short-term “F1” — “F3”) indicate a relatively low probability of default, while those in the “speculative” or “non-investment grade” categories (international Long-term “BB” — “D”; Short-term “B” — “D”) either signal a higher probability of default or that a default has already occurred. Ratings imply no specific prediction of default probability. However, for example, it is relevant to note that over the long term, defaults on “AAA” rated U.S. corporate bonds have averaged less than 0.10% per annum, while the equivalent rate for “BBB” rated bonds was 0.35%, and for “B” rated bonds, 3.0%.
     Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.
     Entities or issues carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.
     Fitch credit and research are not recommendations to buy, sell or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments of any security.
     The ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch Ratings believes to be reliable. Fitch Ratings does not audit or verify the truth or accuracy of such information. Ratings may be changed or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

A-5

     Our program ratings relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.
     Credit ratings do not directly address any risk other than credit risk. In particular, these ratings do not deal with the risk of loss due to changes in market interest rates and other market considerations.
     AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong capacity for timely payment of financial commitments, which is unlikely to be affected by foreseeable events.
     AA: Bonds considered to be investment grade and of very high credit quality. The obligor has a very strong capacity for timely payment of financial commitments which is not significantly vulnerable to foreseeable events.
     A: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
     BBB: Bonds considered to be investment grade and of good credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances are more likely to impair this capacity.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.
     NR: Indicates that Fitch does not rate the specific issue.
     Withdrawn: A rating will be withdrawn when an issue matures or is called or refinanced and at Fitch’s discretion, when Fitch Ratings deems the amount of information available to be inadequate for ratings purposes.
     RatingWatch: Ratings are placed on RatingWatch to notify investors that there is a reasonable possibility of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. RatingWatch is typically resolved over a relatively short period.
Fitch Speculative Grade Bond Ratings
     BB: Bonds are considered speculative. There is a possibility of credit risk developing, particularly as the result of adverse economic changes over time. However, business and financial alternatives may be available to allow financial commitments to be met.
     B: Bonds are considered highly speculative. Significant credit risk is present but a limited margin of safety remains. While bonds in this class are currently meeting financial commitments, the capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
     CCC: Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.

A-6

     CC: Default of some kind appears probable.
     C: Bonds are in imminent default in payment of interest or principal.
     DDD, DD, and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and are valued on the basis of their prospects for achieving partial or full recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.
     Plus (+) Minus (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in categories below CCC.
Fitch Short-Term Credit Ratings
     The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.
     F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.
     F-1-: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+;”
     F-2: Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as in the case of the higher ratings.
     F-3: Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could result in a reduction to non-investment grade.
     B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
     C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
     D: Default. Issues assigned this rating are in actual or imminent payment default.

A-7

APPENDIX B
Persons to Whom Invesco Aim Provides
Non-Public Portfolio Holdings on an Ongoing Basis
(as of August 31, 2009)

Service Provider	Disclosure Category
ABN AMRO Financial Services, Inc.	Broker (for certain AIM Funds)
Absolute Color	Financial Printer
Anglemyer & Co.	Analyst (for certain AIM Funds)
Ballard Spahr Andrews & Ingersoll, LLP	Legal Counsel
BB&T Capital Markets	Broker (for certain AIM Funds)
Bear Stearns Pricing Direct, Inc.	Pricing Vendor (for certain AIM Funds)
BOSC, Inc.	Broker (for certain AIM Funds)
BOWNE & Co.	Financial Printer
Brown Brothers Harriman & Co.	Securities Lender (for certain AIM Funds)
Cabrera Capital Markets	Broker (for certain AIM Funds)
Charles River Systems, Inc.	System Provider
Chas. P. Young Co.	Financial Printer
Citigroup Global Markets, Inc.	Broker (for certain AIM Funds)
Commerce Capital Markets	Broker (for certain AIM Funds)
Crews & Associates	Broker (for certain AIM Funds)
D.A. Davidson & Co.	Broker (for certain AIM Funds)
Dechert LLP	Legal Counsel
DEPFA First Albany	Broker (for certain AIM Funds)
Empirical Research Partners	Analyst (for certain AIM Funds)
Finacorp Securities	Broker (for certain AIM Funds)
First Miami Securities	Broker (for certain AIM Funds)
First Tryon Securities	Broker (for certain AIM Funds)
FT Interactive Data Corporation	Pricing Vendor
GainsKeeper	Software Provider (for certain AIM Funds)
GCom2 Solutions	Software Provider (for certain AIM Funds)
George K. Baum & Company	Broker (for certain AIM Funds)
Glass, Lewis & Co.	System Provider (for certain AIM Funds)
Global Trend Alert	Analyst (for certain AIM Funds)
Greater Houston Publishers, Inc.	Financial Printer
Hattier, Sanford & Reynoir	Broker (for certain AIM Funds)
Hutchinson, Shockey, Erley & Co.	Broker (for certain AIM Funds)
ICRA Online Ltd.	Rating & Ranking Agency (for certain AIM Funds)
iMoneyNet, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Initram Data, Inc.	Pricing Vendor
Institutional Shareholder Services, Inc.	Proxy Voting Service (for certain AIM Funds)
Invesco Aim Investment Services, Inc.	Transfer Agent
Invesco Senior Secured Management, Inc.	System Provider (for certain AIM Funds)
Investortools, Inc.	Broker (for certain AIM Funds)
ITG, Inc.	Pricing Vendor (for certain AIM Funds)
J.P. Morgan Securities, Inc.	Analyst (for certain AIM Funds)
J.P. Morgan Securities Inc.\Citigroup Global Markets Inc.\JPMorgan Chase Bank, N.A.	Lender (for certain AIM Funds)
Janney Montgomery Scott LLC	Broker (for certain AIM Funds)
John Hancock Investment Management Services, LLC	Sub-advisor (for certain sub-advised accounts)

Service Provider	Disclosure Category
Jorden Burt LLP	Special Insurance Counsel
KeyBanc Capital Markets, Inc.	Broker (for certain AIM Funds)
Kramer Levin Naftalis & Frankel LLP	Legal Counsel
Lipper, Inc.	Rating & Ranking Agency (for certain AIM Funds)
Loan Pricing Corporation	Pricing Service (for certain AIM Funds)
Loop Capital Markets	Broker (for certain AIM Funds)
M.R. Beal	Broker (for certain AIM Funds)
MarkIt Group Limited	Pricing Vendor (for certain AIM Funds)
Merrill Communications LLC	Financial Printer
Mesirow Financial, Inc.	Broker (for certain AIM Funds)
Middle Office Solutions	Software Provider
Moody’s Investors Service	Rating & Ranking Agency (for certain AIM Funds)
Morgan Keegan & Company, Inc.	Broker (for certain AIM Funds)
Morrison Foerster LLP	Legal Counsel
MS Securities Services, Inc. and Morgan Stanley & Co. Incorporated	Securities Lender (for certain AIM Funds)
Muzea Insider Consulting Services, LLC	Analyst (for certain AIM Funds)
Ness USA Inc.	System provider
Noah Financial, LLC	Analyst (for certain AIM Funds)
Omgeo LLC	Trading System
Piper Jaffray	Analyst (for certain AIM Funds)
Prager, Sealy & Co.	Broker (for certain AIM Funds)
PricewaterhouseCoopers LLP	Independent Registered Public Accounting Firm (for all AIM Funds)
Protective Securities	Broker (for certain AIM Funds)
Ramirez & Co., Inc.	Broker (for certain AIM Funds)
Raymond James & Associates, Inc.	Broker (for certain AIM Funds)
RBC Capital Markets	Analyst (for certain AIM Funds)
RBC Dain Rauscher Incorporated	Broker (for certain AIM Funds)
Reuters America LLC	Pricing Service (for certain AIM Funds)
Rice Financial Products	Broker (for certain AIM Funds)
Robert W. Baird & Co. Incorporated	Broker (for certain AIM Funds)
RR Donnelley Financial	Financial Printer
Ryan Beck & Co.	Broker (for certain AIM Funds)
SAMCO Capital Markets, Inc.	Broker (for certain AIM Funds)
Seattle-Northwest Securities Corporation	Broker (for certain AIM Funds)
Siebert Brandford Shank & Co., L.L.C.	Broker (for certain AIM Funds)
Simon Printing Company	Financial Printer
Southwest Precision Printers, Inc.	Financial Printer
Standard and Poor’s/Standard and Poor’s Securities Evaluations, Inc.	Pricing Service and Rating and Ranking Agency (each, respectively, for certain AIM Funds)
StarCompliance, Inc.	System Provider
State Street Bank and Trust Company	Custodian, Lender, Securities Lender, and System Provider (each, respectively, for certain AIM Funds)
Sterne, Agee & Leach, Inc.	Broker (for certain AIM Funds)
Stifel, Nicolaus & Company, Incorporated	Broker (for certain AIM Funds)
Stradley Ronon Stevens & Young, LLP	Legal Counsel
The Bank of New York	Custodian and Securities Lender (each, respectively, for certain AIM Funds)
The MacGregor Group, Inc.	Software Provider
The Savader Group LLC	Broker (for certain AIM Funds)
Thomson Information Services Incorporated	Software Provider

Service Provider	Disclosure Category
UBS Financial Services, Inc.	Broker (for certain AIM Funds)
VCI Group Inc.	Financial Printer
Wachovia National Bank, N.A.	Broker (for certain AIM Funds)
Western Lithograph	Financial Printer
Wiley Bros. Aintree Capital L.L.C.	Broker (for certain AIM Funds)
William Blair & Co.	Broker (for certain AIM Funds)
XSP, LLC\Solutions Plus, Inc.	Software Provider

APPENDIX C
TRUSTEES AND OFFICERS
The address of each trustee and officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Each trustee oversees [105] portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director

Interested Persons

Martin L. Flanagan[1] — 1960 Trustee		Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco Aim and a global investment management firm); Chairman, Invesco Aim Advisors, Inc. (registered investment advisor); Trustee, The AIM Family of Funds®; Board of Governors, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business	None
Formerly: Director, Chairman, Chief Executive Officer and President, IVZ Inc. (holding company), INVESCO Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco Aim and a global investment management firm); Director, Invesco Ltd.; Chairman and Vice Chairman, Investment Company Institute

Philip A. Taylor[2] — 1954 Trustee, President and Principal Executive Officer		Head of North American Retail and Senior Managing Director, Invesco Ltd.; Director, Chief Executive Officer and President, Invesco Aim Advisors, Inc. and 1371 Preferred Inc. (holding company); Director, Chairman, Chief Executive Officer and President, Invesco Aim Management Group, Inc. (financial services holding company) and Invesco Aim Capital Management, Inc. (registered investment advisor); Director and President, INVESCO Funds Group, Inc. (registered investment advisor and registered transfer agent) and AIM GP Canada Inc. (general partner for limited partnerships); Director, Invesco Aim Distributors, Inc. (registered broker dealer); Director and Chairman, Invesco Aim Investment Services, Inc. (registered transfer agent) and INVESCO Distributors, Inc. (registered broker dealer); Director, President and Chairman, INVESCO Inc. (holding company) and Invesco Canada Holdings Inc. (holding company); Chief Executive Officer, AIM Trimark Corporate Class Inc. (corporate mutual fund company) and AIM Trimark Canada Fund Inc. (corporate mutual fund company);	None

[1]	Mr. Flanagan is considered an interested person of the Trust because he is an officer of the advisor to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the advisor to the Trust.

[2]	Mr. Taylor is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust.

C-1

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director

Director and Chief Executive Officer, Invesco Trimark Ltd./Invesco Trimark Ltèe (registered investment advisor and registered transfer agent) and Invesco Trimark Dealer Inc. (registered broker dealer); Trustee, President and Principal Executive Officer, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); Trustee and Executive Vice President, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only); and Manager, Invesco PowerShares Capital Management LLC
Formerly: President, Invesco Trimark Dealer Inc. and Invesco Trimark Ltd./Invesco Trimark Ltèe; Director and President, AIM Trimark Corporate Class Inc. and AIM Trimark Canada Fund Inc.; Senior Managing Director, Invesco Holding Company Limited; Trustee and Executive Vice President, Tax-Free Investments Trust; Director and Chairman, Fund Management Company (former registered broker dealer); President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only); President, AIM Trimark Global Fund Inc. and AIM Trimark Canada Fund Inc.

Independent Trustees

Bruce L. Crockett — 1944 Trustee and Chair		Chairman, Crockett Technology Associates (technology consulting company)	ACE Limited (insurance company); Captaris, Inc. (unified messaging provider); and Investment Company Institute

Bob R. Baker — 1936 Trustee		Retired	None

Frank S. Bayley — 1939 Trustee		Retired Formerly: Director, Badgley Funds, Inc. (registered investment company) (2 portfolios)	None

James T. Bunch — 1942 Trustee		Founder, Green, Manning & Bunch Ltd. (investment banking firm)	Board of Governors, Western Golf Association/Evans Scholars Foundation and Executive Committee, United States Golf Association

C-2

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director

Albert R. Dowden — 1941 Trustee		Director of a number of public and private business corporations, including the Boss Group, Ltd. (private investment and management); Reich & Tang Funds (registered investment company); and Homeowners of America Holding Corporation/Homeowners of America Insurance Company (property casualty company)	Board of Nature’s Sunshine Products, Inc.
Formerly: Director, Continental Energy Services, LLC (oil and gas pipeline service); Director, CompuDyne Corporation (provider of product and services to the public security market); Director, President and Chief Executive Officer, Volvo Group North America, Inc.; Director, Annuity and Life Re (Holdings), Ltd. (reinsurance company); Senior Vice President, AB Volvo; Director of various public and private corporations

Jack M. Fields — 1952 Trustee		Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Owner and Chief Executive Officer, Dos Angelos Ranch, L.P. (cattle, hunting, corporate entertainment), Discovery Global Education Fund (non-profit) and Cross Timbers Quail Research Ranch (non-profit)	Administaff
Formerly: Chief Executive Officer, Texana Timber LP (sustainable forestry company)

Carl Frischling — 1937 Trustee		Partner, law firm of Kramer Levin Naftalis and Frankel LLP	Director, Reich & Tang Funds (16 portfolios)

Prema Mathai-Davis — 1950 Trustee		Retired	None

Lewis F. Pennock — 1942 Trustee		Partner, law firm of Pennock & Cooper	None

Larry Soll — 1942 Trustee		Retired	None

Raymond Stickel, Jr. — 1944 Trustee		Retired Formerly: Director, Mainstay VP Series Funds, Inc. (25 portfolios)	None

Other Officers

Russell C. Burk — 1958 Senior Vice President and Senior Officer	Senior Vice President and Senior Officer, The AIM Family of Funds®
		Formerly: Director of Compliance and Assistant General Counsel, ICON Advisers, Inc.; Financial Consultant, Merrill Lynch; and General Counsel and Director of Compliance, ALPS Mutual Funds, Inc.	N/A

C-3

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
John M. Zerr — 1962 Senior Vice President, Chief Legal Officer and Secretary		Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc., Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; Director, Senior Vice President and Secretary, Invesco Aim Distributors, Inc.; Director, Vice President and Secretary, Invesco Aim Investment Services, Inc. and INVESCO Distributors, Inc.; Director and Vice President, INVESCO Funds Group, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; and Manager, Invesco PowerShares Capital Management LLC	N/A
Formerly: Director, Vice President and Secretary, Fund Management Company; Vice President, Invesco Aim Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser); Vice President and Secretary, PBHG Funds (an investment company) and PBHG Insurance Series Fund (an investment company); Chief Operating Officer, General Counsel and Secretary, Old Mutual Investment Partners (a broker-dealer); General Counsel and Secretary, Old Mutual Fund Services (an administrator) and Old Mutual Shareholder Services (a shareholder servicing center); Executive Vice President, General Counsel and Secretary, Old Mutual Capital, Inc. (an investment adviser); and Vice President and Secretary, Old Mutual Advisors Funds (an investment company)

Lisa O. Brinkley — 1959 Vice President		Global Compliance Director, Invesco Ltd.; and Vice President, The AIM Family of Funds®	N/A
Formerly: Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and The AIM Family of Funds®; Vice President and Chief Compliance Officer, Invesco Aim Capital Management, Inc. and Invesco Aim Distributors, Inc.; Vice President, Invesco Aim Investment Services, Inc. and Fund Management Company

C-4

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director

Kevin M. Carome — 1956 Vice President		General Counsel, Secretary and Senior Managing Director, Invesco Ltd.; Director, Invesco Holding Company Limited and INVESCO Funds Group, Inc.; Director and Executive Vice President, IVZ, Inc., Invesco Group Services, Inc., Invesco North American Holdings, Inc. and Invesco Investments (Bermuda) Ltd.; and Vice President, The AIM Family of Funds®	N/A
Formerly: Senior Managing Director and Secretary, Invesco North American Holdings, Inc.; Vice President and Secretary, IVZ, Inc. and Invesco Group Services, Inc.; Senior Managing Director and Secretary, Invesco Holding Company Limited; Director, Senior Vice President, Secretary and General Counsel, Invesco Aim Management Group, Inc. and Invesco Aim Advisors, Inc.; Senior Vice President, Invesco Aim Distributors, Inc.; Director, General Counsel and Vice President, Fund Management Company; Vice President, Invesco Aim Capital Management, Inc. and Invesco Aim Investment Services, Inc.; Senior Vice President, Chief Legal Officer and Secretary, The AIM Family of Funds®; Director and Vice President, INVESCO Distributors, Inc.; and Chief Executive Officer and President, INVESCO Funds Group, Inc.

Sheri Morris — 1964 Vice President, Treasurer and Principal Financial Officer		Vice President, Treasurer and Principal Financial Officer, The AIM Family of Funds®; Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management Inc.	N/A
Formerly: Assistant Vice President and Assistant Treasurer, The AIM Family of Funds® and Assistant Vice President, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc. and Invesco Aim Private Asset Management, Inc.

C-5

Other
	Trustee		Trusteeship(s)/
Name, Year of Birth and	and/or		Directorships(s)
Position(s) Held with the	Officer		Held by
Trust	Since	Principal Occupation(s) During Past 5 Years	Trustee/Director
Karen Dunn Kelley — 1960 Vice President		Head of Invesco’s World Wide Fixed Income and Cash Management Group; Vice President, Invesco Institutional (N.A.), Inc. (registered investment advisor); Director of Cash Management and Senior Vice President, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; Executive Vice President, Invesco Aim Distributors, Inc.; Senior Vice President, Invesco Aim Management Group, Inc.; and Director, Invesco Mortgage Capital Inc.; Vice President, The AIM Family of Funds® (other than AIM Treasurer’s Series Trust and Short-Term Investments Trust); and President and Principal Executive Officer, The AIM Family of Funds® (AIM Treasurer’s Series Trust and Short-Term Investments Trust only)	N/A
Formerly: President and Principal Executive Officer, Tax-Free Investments Trust; Director and President, Fund Management Company; Chief Cash Management Officer and Managing Director, Invesco Aim Capital Management, Inc.; and Vice President, Invesco Aim Advisors, Inc. and The AIM Family of Funds® (AIM Treasurer’s Series Trust, Short-Term Investments Trust and Tax-Free Investments Trust only)

Lance A. Rejsek — 1967 Anti-Money Laundering Compliance Officer		Anti-Money Laundering Compliance Officer, Invesco Aim Advisors, Inc., Invesco Aim Capital Management, Inc., Invesco Aim Distributors, Inc., Invesco Aim Investment Services, Inc., Invesco Aim Private Asset Management, Inc. and The AIM Family of Funds®	N/A
Formerly: Anti-Money Laundering Compliance Officer, Fund Management Company

Todd L. Spillane — 1958 Chief Compliance Officer		Senior Vice President, Invesco Aim Management Group, Inc.; Senior Vice President and Chief Compliance Officer, Invesco Aim Advisors, Inc. and Invesco Aim Capital Management, Inc.; Chief Compliance Officer, The AIM Family of Funds®, Invesco Global Asset Management (N.A.), Inc. (registered investment advisor), Invesco Institutional (N.A.), Inc. (registered investment advisor), INVESCO Private Capital Investments, Inc. (holding company), Invesco Private Capital, Inc. (registered investment advisor) and Invesco Senior Secured Management, Inc. (registered investment advisor); and Vice President, Invesco Aim Distributors, Inc. and Invesco Aim Investment Services, Inc.	N/A
Formerly: Vice President, Invesco Aim Capital Management, Inc. and Fund Management Company

C-6

Trustee Ownership of Fund Shares as of [December 31, 2009]

Aggregate Dollar Range of
Equity Securities in All
Registered Investment
Companies Overseen by
	Dollar Range of Equity Securities	Trustee in The AIM Family of
Name of Trustee	Per Fund	Funds®
Martin L. Flanagan		[-0-]
Philip A. Taylor		[-0-]
Bob R. Baker		[Over $100,000]
Frank S. Bayley		[Over $100,000]
James T. Bunch		[Over $100,0003]
Bruce L. Crockett		[Over $100,0003]
Albert R. Dowden		[Over $100,000]
Jack M. Fields		[Over $100,0003]
Carl Frischling		[Over $100,0003]
Prema Mathai-Davis		[Over $100,0003]
Lewis F. Pennock		[Over $100,000]
Larry Soll		[Over $100,0003]
Raymond Stickel, Jr.		[Over $100,000]

[3]	Includes the total amount of compensation deferred by the trustee at his or her election pursuant to a deferred compensation plan. Such deferred compensation is placed in a deferral account and deemed to be invested in one or more of the AIM Funds.

C-7

APPENDIX D
TRUSTEE COMPENSATION TABLE
Set forth below is information regarding compensation paid or accrued for each trustee of the Trust who was not affiliated with Invesco during the year ended [________]:

	Aggregate		Retirement Benefits	Estimated Annual	Total Compensation
	Compensation from the		Accrued by All AIM	Benefits Upon	From all AIM
Trustee	Trust(1)		Funds(2)	Retirement(3)	Funds(4)
Bob R. Baker	$	[ ]	$ [238,704]	$ [170,766]	$ [238,575]
Frank S. Bayley	$	[ ]	[168,162]	[139,500]	[255,150]
James T. Bunch	$	[ ]	[163,280]	[139,500]	[214,750]
Bruce L. Crockett	$	[ ]	[90,641]	[139,500]	[463,050]
Albert R. Dowden	$	[ ]	[111,458]	[139,500]	[251,900]
Jack M. Fields	$	[ ]	[122,832]	[139,500]	[214,750]
Carl Frischling(5)	$	[ ]	[101,872]	[139,500]	[252,650]
Prema Mathai-Davis	$	[ ]	[119,858]	[139,500]	[232,075]
Lewis F. Pennock	$	[ ]	[92,166]	[139,500]	[208,250]
Larry Soll	$	[ ]	[218,468]	[161,105]	[238,575]
Raymond Stickel, Jr.	$	[ ]	[68,859]	[139,500]	[270,200]

Senior Officer
Russell Burk	$	[ ]	[ ]	[ ]	[ ]

(1)	Amounts shown are based upon the fiscal year ended December 31 2009. The total amount of compensation deferred by all trustees of the Trust during the fiscal year ended December 31 2009, including earnings, was $_________.

(2)	During the fiscal year ended December 31 2009, the total amount of expenses allocated to the Trust in respect of such retirement benefits was $_________.

(3)	These amounts represent the estimated annual benefits payable by the AIM Funds upon the trustees’ retirement and assumes each trustee serves until his or her normal retirement date.

(4)	All trustees currently serve as trustee of [13] registered investment companies advised by Invesco.

(5)	During the fiscal year ended December 31 2009, the Trust paid $_________ in legal fees to Kramer, Levin, Naftalis & Frankel LLP for services rendered by such firm as counsel to the independent trustees of the Trust. Mr. Frischling is a partner of such firm.

D-1

Appendix E
Proxy Voting Policies

APPENDIX F
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
     A shareholder who owns beneficially 25% or more of the outstanding securities of a Fund is presumed to “control” that Fund as defined in the 1940 Act. Such control may affect the voting rights of other shareholders. Prior to the date of this SAI, the Funds had not yet commenced operations and, therefore, the Funds did not have any shareholders
Management Ownership
     Because the Funds are new, as of [December 31, 2009], the trustees and officers as a group owned less than 1% of the shares outstanding of each Fund.

APPENDIX G
MANAGEMENT FEES
     Because the Funds are new, no management fees have been paid.

APPENDIX H
PORTFOLIO MANAGERS
Portfolio Manager Fund Holdings and Information on Other Managed Accounts
     Invesco’s portfolio managers develop investment models which are used in connection with the management of certain AIM Funds as well as other mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals. The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) registered investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
     The following information is as of December 31:

Other Registered
			Investment Companies			Other Pooled Investment
	Dollar Range		managed (assets in			Vehicles Managed (assets			Other Accounts Managed
	of Investments in		millions)			in millions)			(assets in millions)
	Each		Number of			Number of			Number of
Portfolio Manager	Fund[1]		Accounts	Assets		Accounts	Assets		Accounts	Assets
Invesco Convertible Securities Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen Asset Allocation Conservative Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen Asset Allocation Growth Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____

[1]	This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a) (2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

[2]	These are accounts of individual investors for which Invesco’s affiliate, Invesco Aim Private Asset Management, Inc. (“IAPAM”) provides investment advice. IAPAM offers separately managed accounts that are managed according to the investment models developed by Invesco’s portfolio managers and used in connection with the management of certain AIM Funds. IAPAM accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.

Other Registered
			Investment Companies			Other Pooled Investment
	Dollar Range		managed (assets in			Vehicles Managed (assets			Other Accounts Managed
	of Investments in		millions)			in millions)			(assets in millions)
	Each		Number of			Number of			Number of
Portfolio Manager	Fund[1]		Accounts	Assets		Accounts	Assets		Accounts	Assets
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen Asset Allocation Moderate Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
Van Kampen Harbor Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen Leaders Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen Real Estate Securities Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Van Kampen U.S. Mortgage Fund
[Portfolio Manager]	$	_____		$	_____		$	_____	[2]	$	_____	[2]
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
[Portfolio Manager]	$	_____		$	_____		$	_____		$	_____
Potential Conflicts of Interest
     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and/or other accounts may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. The Advisor and each Sub-Advisor seek to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•	If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, the Advisor, each Sub-Advisor and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.

•	The Advisor and each Sub-Advisor determine which broker to use to execute each order for securities transactions for the Funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), the Advisor and each Sub-Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•	Finally, the appearance of a conflict of interest may arise where the Advisor or Sub-Advisor has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts for which a portfolio manager has day-to-day management responsibilities.
     The Advisor, each Sub-Advisor, and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Description of Compensation Structure
For the Advisor and each affiliated Sub-Advisor
     The Advisor and each Sub-Advisor seek to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity, and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. The Advisor and each Sub-Advisor evaluate competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:
     Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, the Advisor and each Sub-Advisor’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
     Annual Bonus. The portfolio managers are eligible, along with other employees of the Advisor and each Sub-Advisor, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available for the Advisor and each of the Sub-Advisor’s investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
     Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
     Table 1.

Sub-Advisor	Performance time period[3]
Invesco[4]	One-, Three- and Five-year performance against Fund peer group.
Invesco Institutional (Except Invesco Real Estate U.S.) [4]
Invesco Global[4]
Invesco Australia
Invesco Deutschland

Invesco Institutional — Invesco Real Estate U.S.	N/A

Invesco Senior Secured	N/A

Invesco Trimark[4]	One-year performance against Fund peer group.

Three- and Five-year performance against entire universe of Canadian funds.

Invesco Hong Kong[4] Invesco Asset Management	One- and Three-year performance against Fund peer group.

Invesco Japan	One-, Three- and Five-year performance against the appropriate Micropol benchmark.
     Invesco Institutional — Invesco Real Estate U.S.’s bonus is based on net operating profits of Invesco Institutional — Invesco Real Estate U.S.
     Invesco Senior Secured’s bonus is based on annual measures of equity return and standard tests of collateralization performance.
     High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
     Equity-Based Compensation. Portfolio managers may be granted an award that allows them to select receipt of shares of certain AIM Funds with a vesting period as well as common shares and/or restricted shares of Invesco stock from pools determined from time to time by the Compensation Committee of Invesco’s Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

[3]	Rolling time periods based on calendar year end.

[4]	Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a four year period and final payments are based on the performance of eligible funds selected by the portfolio manager at the time the award is granted.

     Portfolio managers also participate in benefit plans and programs available generally to all employees.

APPENDIX I
ADMINISTRATIVE SERVICES FEES
Because the Funds are new, no administrative service fees have been paid.

APPENDIX J
BROKERAGE COMMISSIONS
Because the Funds are no, no brokerage commissions have been paid.

APPENDIX K
DIRECTED BROKERAGE (RESEARCH SERVICES)
Because the Funds are new, no research services have been purchased.
PURCHASES OF SECURITIES OF REGULAR BROKERS OR DEALERS
Because the Funds are new no securities have been purchased.

K-1

APPENDIX L
CERTAIN FINANCIAL ADVISORS THAT RECEIVE ONE OR MORE TYPES OF PAYMENTS
1st Global Capital Corporation
1st Partners, Inc.
401k Exchange, Inc.
401k Producer Services
A G Edwards & Sons, Inc.
ADP Broker Dealer, Inc.
AIG Retirement
Advantage Capital Corporation
Advest Inc.
Allianz Life
Allstate
American Portfolios Financial Services Inc.
American Skandia Life Assurance Corporation
American United Life Insurance Company
Ameriprise Financial Services, Inc.
APS Financial Corporation
Ascensus
Associated Securities Corporation
AXA Advisors, LLC
The Bank of New York
Bank of America
Bank of Oklahoma
Bear Stearns Securities Corp.
BOSC, Inc.
Branch Banking & Trust Company
Brown Brothers Harriman & Co.
Buck Kwasha Securities LLC
Cadaret Grant & Company, Inc.
Cambridge Investment Research, Inc.
Cantella & Co., Inc.
Cantor Fitzgerald & Co.
Centennial Bank
Charles Schwab & Company, Inc.
Chase Citibank, N.A.
Citigroup
Citistreet
Comerica Bank
Commerce Bank
Commonwealth Financial Network LPL
Community National Bank
Compass Bank
Compass Brokerage, Inc.
Contemporary Financial Solutions, Inc.
CPI Qualified Plan Consultants, Inc.
Credit Suisse Securities
CUNA Brokerage Services, Inc.
CUSO Financial Services, Inc.
D.A. Davidson & Company
Daily Access Corporation
Deutsche Bank Securities, Inc.
Dorsey & Company Inc.
Edward Jones & Co.
Equity Services, Inc.
Expertplan
Fidelity
Fifth Third Bank
Fifth Third Securities, Inc.
Financial Data Services Inc.
Financial Network Investment Corporation
Financial Planning Association
Financial Services Corporation
First Clearing Corp.
First Command Financial Planning, Inc.
First Financial Equity Corp.
First Southwest Company
Frost Brokerage Services, Inc.
Frost National Bank
FSC Securities Corporation
Fund Services Advisors, Inc.
Gardner Michael Capital, Inc.
GE Capital Life Insurance Company of New York
GE Life & Annuity Company
Genworth
Genworth Financial Securities Corp.
Glenbrook Life and Annuity Company
Goldman, Sachs & Co.
Great West Life
Guaranty Bank & Trust
Guardian
GunnAllen Financial
GWFS Equities, Inc.
Hare and Company
Hartford
H.D. Vest
Hewitt Financial Services
Hightower Securities, LLC
Hornor, Townsend & Kent, Inc.
Huntington Capital
Huntington National Bank
The Huntington Investment Company
ICMA Retirement Corporation
ING
Intersecurities, Inc.
INVEST Financial Corporation, Inc.
Investacorp, Inc.
Investment Centers of America, Inc.
Jackson National Life
Jefferson National Life Insurance Company
Jefferson Pilot Securities Corporation
J.M. Lummis Securities
JP Morgan
Kanaly Trust Company
Kemper
LaSalle Bank, N.A.
Lincoln Financial
Loop Capital Markets, LLC
LPL Financial Corp.
M & T Securities, Inc.
M M L Investors Services, Inc.
Marshall & Ilsley Trust Co., N.A.
Mass Mutual
Matrix
Mellon Bank N.A.
Mellon Financial
Mellon Financial Markets
Mercer Trust Company
Merrill Lynch
Metlife
Metropolitan Life
Meyer Financial Group, Inc.
Money Concepts
Morgan Keegan & Company, Inc.
Morgan Stanley
MSCS Financial Services, LLC
Multi-Financial Securities Corporation
Municipal Capital Markets Group, Inc.
Mutual Service Corporation
Mutual Services, Inc.
N F P Securities, Inc.
NatCity Investments, Inc.
National Financial Services Corporation
National Planning Corporation
National Planning Holdings
National Retirement Partners Inc.
Nationwide
New York Life
Next Financial Group, Inc.
NFP Securities Inc.
Northeast Securities, Inc.
Northwestern Mutual Investment Services
OneAmerica Financial Partners Inc.
Oppenheimer & Company, Inc.
Oppenheimer Securities
Oppenheimer Trust Company
Pacific Life
Penn Mutual Life

L-1

Penson Financial Services
Pershing
PFS Investments, Inc.
Phoenix Life Insurance Company
Piper Jaffray
Plains Capital Bank
Planco
PNC Bank, N.A.
PNC Capital Markets LLC
Primevest Financial Services, Inc.
Princeton Retirement Group, Inc.
Principal Financial
Proequities, Inc.
Prudential
R B C Dain Rauscher, Inc.
RBC Wealth Management
Raymond James
Ridge Clearing
Robert W. Baird & Co.
Ross Sinclair & Associates LLC
Royal Alliance Associates
Riversource (Ameriprise)
RSBCO
S I I Investments, Inc.
Salomon Smith Barney
Sanders Morris Harris
SCF Securities, Inc.
Scott & Stringfellow, Inc.
Securities America, Inc.
Security Distributors, Inc.
Sentra Securities
Silverton Capital, Corp.
Simmons First Investment Group, Inc.
Smith Barney Inc.
Smith Hayes Financial Services
Southwest Securities
Sovereign Bank
Spelman & Company
State Farm
State Street Bank & Trust Company
Stifel Nicolaus & Company
SunAmerica Securities, Inc.
SunGard
Sun Life SunTrust
SunTrust Robinson Humphrey
SWS Financial Services, Inc.
Symetra Investment Services Inc.
TD Ameritrade
The (Wilson) William Financial Group
TFS Securities, Inc.
Transamerica Capital Inc.
Transamerica Treasury Curve, LLC
Treasury Strategies
T Rowe Price
Trust Management Network, LLC
U.S. Bancorp
UBS Financial Services Inc.
UMB Financial Services, Inc.
Union Bank
Union Bank of California, N.A.
Union Central
United Planners Financial
US Bank
U.S. Bank, N.A.
UVEST
Vanguard Marketing Corp.
V S R Financial Services, Inc.
VALIC Financial Advisors, Inc.
vFinance Investments, Inc.
Vining Sparks IBG, LP
Wachovia Capital Markets, LLC
Wachovia
Wadsworth Investment Co., Inc.
Waterstone Financial Group, Inc.
Wells Fargo
Woodbury Financial Services, Inc.
Zions Bank

L-2

APPENDIX M
AMOUNTS PAID TO INVESCO AIM DISTRIBUTORS, INC. PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new no payments have been made to Invesco Aim Distributors, Inc.

APPENDIX N
ALLOCATION OF ACTUAL FEES PAID PURSUANT TO DISTRIBUTION PLANS
Because the Funds are new, no fees have been pad pursuant to Distribution Plans.

APPENDIX O
TOTAL SALES CHARGES
Because the Funds are new no sales charges have been paid.

APPENDIX P
PENDING LITIGATION ALLEGING MARKET TIMING
     Pursuant to an Order of the MDL Court, plaintiffs in related lawsuits, including purported class action and shareholder derivative suits, consolidated their claims for pre-trial purposes into three amended complaints against, [depending on the lawsuit,] various Invesco Aim- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds (the Lepera lawsuit discussed below); (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants (the Essenmacher lawsuit discussed below); and (iii) an Amended Class Action Complaint for Violations ERISA purportedly brought on behalf of participants in Invesco’s 401(k) plan (the Calderon lawsuit discussed below).
RICHARD LEPERA, Individually and On Behalf of All Others Similarly Situated (LEAD PLAINTIFF: CITY OF CHICAGO DEFERRED COMPENSATION PLAN), v. INVESCO FUNDS GROUP, INC., AMVESCAP, PLC, AIM INVESTMENTS, AIM ADVISORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM STOCK FUNDS, AIM MUTUAL FUNDS, AIM COMBINATION STOCK & BOND FUNDS, AIM SECTOR FUNDS, AIM TREASURER’S SERIES TRUST, INVESCO DISTRIBUTORS, INC., AIM DISTRIBUTORS, INC., RAYMOND R. CUNNINGHAM, TIMOTHY J. MILLER, THOMAS A. KOLBE, MICHAEL D. LEGOSKI, MICHAEL K. BRUGMAN, MARK WILLIAMSON, EDWARD J. STERN, CANARY CAPITAL PARTNERS, LLC, CANARY INVESTMENT MANAGEMENT, LLC, CANARY CAPITAL PARTNERS, LTD., RYAN GOLDBERG, MICHAEL GRADY, CITIGROUP, INC., CITIGROUP GLOBAL MARKETS HOLDINGS, INC., SALOMON SMITH BARNEY, INC., MORGAN STANLEY DW, ANNA BRUGMAN, ANB CONSULTING, LLC, KAPLAN & CO. SECURITIES INC., SECURITY TRUST COMPANY, N.A., GRANT D. SEEGER, JB OXFORD HOLDINGS, INC., NATIONAL CLEARING CORPORATION, JAMES G. LEWIS, KRAIG L. KIBBLE, JAMES Y. LIN, BANK OF AMERICA CORPORATION, BANC OF AMERICA SECURITIES LLC, THEODORE C. SIHPOL, III, BEAR STEARNS & CO., INC., BEAR STEARNS SECURITIES CORP., CHARLES SCHWAB & CO., CREDIT SUISSE FIRST BOSTON (USA) INC., PRUDENTIAL FINANCIAL, INC., PRUDENTIAL SECURITIES, INC., CANADIAN IMPERIAL BANK OF COMMERCE, JP MORGAN CHASE AND CO., AND JOHN DOE DEFENDANTS 1-100, in the MDL Court (Case No. 04-MD-15864; No. 04-CV-00814-JFM) (originally in the United States District Court for the District of Colorado), filed on September 29, 2004. This lawsuit alleges violations of Sections 11, 12(a) (2), and 15 of the Securities Act of 1933 (the “Securities Act”); Section 10(b) of the Securities Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder; Section 20(a) of the Exchange Act; Sections 34(b), 36(a), 36(b) and 48(a) of the Investment Company Act of 1940 (the “Investment Company Act”); breach of fiduciary duty/constructive fraud; aiding and abetting breach of fiduciary duty; and unjust enrichment. The plaintiffs in this lawsuit are seeking: compensatory damages, including interest; and other costs and expenses, including counsel and expert fees.
CYNTHIA ESSENMACHER, SILVANA G. DELLA CAMERA, FELICIA BERNSTEIN AS CUSTODIAN FOR DANIELLE BROOKE BERNSTEIN, EDWARD CASEY, TINA CASEY, SIMON DENENBERG, GEORGE L. GORSUCH, PAT B. GORSUCH, L. SCOTT KARLIN, HENRY KRAMER, JOHN E. MORRISEY, HARRY SCHIPPER, BERTY KREISLER, GERSON SMITH, CYNTHIA PULEO, ZACHARY ALAN STARR, JOSHUA GUTTMAN, AND AMY SUGIN, Derivatively on Behalf of the Mutual Funds, Trusts and Corporations Comprising the Invesco and AIM Family of Mutual Funds v. AMVESCAP, PLC, INVESCO FUNDS GROUP, INC., INVESCO DISTRIBUTORS, INC., INVESCO INSTITUTIONAL (N.A.), INC., INVESCO ASSETS MANAGEMENT LIMITED, INVESCO GLOBAL ASSETS MANAGEMENT (N.A.), AIM MANAGEMENT GROUP, INC., AIM ADVISORS, INC., AIM INVESTMENT SERVICES, INC., AIM

P-1

DISTRIBUTORS, INC., FUND MANAGEMENT COMPANY, MARK H. WILLIAMSON, RAYMOND R. CUNNINGHAM, TIMOTHY MILLER, THOMAS KOLBE, MICHAEL LEGOSKI, MICHAEL BRUGMAN, FRED A. DEERING, VICTOR L. ANDREWS, BOB R. BAKER, LAWRENCE H. BUDNER, JAMES T. BUNCH, GERALD J. LEWIS, JOHN W. MCINTYRE, LARRY SOLL, RONALD L. GROOMS, WILLIAM J. GALVIN, JR., ROBERT H. GRAHAM, FRANK S. BAYLEY, BRUCE L. CROCKETT, ALBERT R. DOWDEN, EDWARD K. DUNN, JACK M. FIELDS, CARL FRISCHILING, PREMA MATHAI-DAVIS, LEWIS F. PENNOCK, RUTH H. QUIGLEY, LOUIS S. SKLAR, OWEN DALY II, AURUM SECURITIES CORP., AURUM CAPITAL MANAGEMENT CORP., GOLDEN GATE FINANCIAL GROUP, LLC, BANK OF AMERICA CORP., BANC OF AMERICA SECURITIES LLC, BANK OF AMERICA, N.A., BEAR STEARNS & CO., INC., CANARY CAPITAL PARTNERS, LLC, CANARY CAPITAL PARTNERS, LTD., CANARY INVESTMENT MANAGEMENT, LLC, EDWARD J. STERN, CANADIAN IMPERIAL BANK OF COMMERCE, CIRCLE TRUST COMPANY, RYAN GOLDBERG, MICHAEL GRADY, KAPLAN & CO. SECURITIES, INC., JP MORGAN CHASE & CO., OPPENHEIMER & CO., INC., PRITCHARD CAPITAL PARTNERS LLC, TIJA MANAGEMENT, TRAUTMAN WASSERMAN & COMPANY, INC., Defendants, AND THE INVESCO FUNDS AND THE AIM FUNDS AND ALL TRUSTS AND CORPORATIONS THAT COMPRISE THE INVESCO FUNDS AND AIM FUNDS THAT WERE MANAGED BY INVESCO AND AIM, Nominal Defendants, in the MDL Court (Case No. 04-MD-15864-FPS; No. 04-819), filed on September 29, 2004. This lawsuit alleges violations of Sections 206 and 215 of the Investment Advisers Act of 1940, as amended (the “Advisers Act”); Sections 36(a), 36(b) and 47 of the Investment Company Act; control person liability under Section 48 of the Investment Company Act; breach of fiduciary duty; aiding and abetting breach of fiduciary duty; breach of contract; unjust enrichment; interference with contract; and civil conspiracy. The plaintiffs in this lawsuit are seeking: removal of director defendants; removal of adviser, sub-adviser and distributor defendants; rescission of management and other contracts between the Funds and defendants; rescission of 12b-1 plans; disgorgement of management fees and other compensation/profits paid to adviser defendants; compensatory and punitive damages; and fees and expenses, including attorney and expert fees.
MIRIAM CALDERON, Individually and On Behalf of All Others Similarly Situated, v. AVZ, INC., AMVESCAP RETIREMENT, INC., AMVESCAP NATIONAL TRUST COMPANY, INVESCO FUNDS GROUP, INC., AMVESCAP, ROBERT F. MCCULLOUGH, GORDON NEBEKER, JEFFREY G. CALLAHAN, AND RAYMOND R. CUNNINGHAM, in the MDL Court (Case No. 1:04-MD-15864-FPS), filed on September 29, 2004. This lawsuit alleges violations of ERISA Sections 404, 405 and 406. The plaintiffs in this lawsuit are seeking: declaratory judgment; restoration of losses suffered by the plan; disgorgement of profits; imposition of a constructive trust; injunctive relief; compensatory damages; costs and attorneys’ fees; and equitable restitution.
     On January 5, 2008, the parties reached an agreement in principle to settle both the class action (Lepera) and the derivative (Essenmacher) lawsuits, subject to the MDL Court approval. Individual class members have the right to object.
     On December 15, 2008, the parties reached an agreement in principle to settle the ERISA (Calderon) lawsuit, subject to the MDL Court approval. Individual class members have the right to object. No payments are required under the settlement; however, the parties agreed that certain limited changes to benefit plans and participants’ accounts would be made.

P-2

PART C
OTHER INFORMATION
Item 28. Exhibits

a (1)	—	(a) Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(17)

	—	(b) Amendment No. 1, dated October 27, 2005, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(18)

	—	(c) Amendment No. 2, dated May 24, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	—	(d) Amendment No. 3, dated July 5, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	—	(e) Amendment No. 4, dated November 8, 2006, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(21)

	—	(f) Amendment No. 5, dated May 1, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(25)

	—	(g) Corrected Amendment No. 5, dated May 1, 2008, as corrected August 18, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(29)

	—	(h) Amendment No. 6, dated June 19, 2008, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(25)

	—	(i) Amendment No. 7, dated July 15, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(28)

	—	(j) Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(31)

	—	(k) Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.(31)

b (1)	—	(a) Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(17)

	—	(b) Amendment No. 1, dated August 1, 2006, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(21)

	—	(c) Amendment No. 2, dated March 23, 2007, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(22)

	—	(d) Amendment No. 3, dated January 1, 2008, to the Amended and Restated Bylaws of Registrant, adopted effective September 14, 2005.(23)

c	—	Articles II, VI, VII, VIII and IX of Registrant’s Amended and Restated Agreement and Declaration of Trust, as amended, and Articles IV, V and VI of the Amended and Restated Bylaws, define rights of holders of shares.

d (1)	—	(a) Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

	—	(b) Amendment No. 1, dated September 11, 2000, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(6)

	—	(c) Amendment No. 2, dated September 1, 2001, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(8)

	—	(d) Amendment No. 3, dated July 1, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

	—	(e) Amendment No. 4, dated September 23, 2002, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(10)

	—	(f) Amendment No. 5, dated November 4, 2003, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(12)

	—	(g) Amendment No. 6, dated March 31, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

	—	(h) Amendment No. 7, dated April 30, 2004, to the Master Investment Advisory Agreement, dated June 5, 2000, between the Registrant and A I M Advisors, Inc.(13)

	—	(i) Amendment No. 8, dated April 29, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(16)

	—	(j) Amendment No. 9, dated October 31, 2005, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(18)

	—	(k) Amendment No. 10, dated January 31, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(22)

	—	(l) Amendment No. 11, dated July 1, 2007, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and A I M Advisors, Inc.(23)

	—	(m) Form of Amendment No. 12, dated August 31, 2009, to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(27)

	—	(n) Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.(31)

(2)	—	(a) Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of

Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (25)

	—	(b) Form of Amendment No. 1, dated August 31, 2009, to the Master Intergroup Sub-Advisory Contract for Mutual Funds, dated May 1, 2008 between Invesco Aim Advisors, Inc. on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (27)

(3)	—	Form of Amendment No. [ ], dated [ ] to Master Intergroup Sub-Advisory Contract for Mutual Funds, dated [ ] between Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd.*

(4)	—	Form of Temporary Sub-Advisory Agreement between Invesco Advisers, Inc. and Morgan Stanley Investment Management and affiliates.*

e (1)	—	(a) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(21)

	—	(b) Amendment No. 1, dated December 8, 2006, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

	—	(c) Amendment No. 2, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

	—	(d) Amendment No. 3, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

	—	(e) Amendment No. 4, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(22)

	—	(f) Amendment No. 5, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(23)

—	(g) Amendment No. 6, dated September 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(23)

—	(h) Amendment No. 7, dated December 20, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and A I M Distributors, Inc.(23)

—	(i) Amendment No. 8, dated April 28, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

—	(j) Amendment No. 9, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

—	(k) Amendment No. 10, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

—	(l) Amendment No. 11, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(25)

—	(m) Amendment No. 12, date October 3, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(26)

—	(n) Amendment No. 13, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(27)

—	(o) Amendment No. 14, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(27)

—	(p) Amendment No. 15, dated July 14, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(28)

—	(q) Amendment No. 16, dated September 25, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all classes of shares except Class B shares) and Invesco Aim Distributors, Inc.(30)

	—	(r) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (all Classes of Shares except Class B shares) and Invesco Aim Distributors, Inc.*

(2)	—	(a) First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (22)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (22)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc. (22)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and A I M Distributors, Inc.(23)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(25)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc..(25)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc. (25)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(27)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(27)

	—	(k) Form of Amendment No. 10, dated August 31, 2009, to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.(27)

	—	(k) Form of Amendment No.[ ], dated [ ], to the First Restated Master Distribution Agreement, made as of August 18, 2003, as subsequently amended, and as restated September 20, 2006, by and between Registrant (Class B shares) and Invesco Aim Distributors, Inc.*

(3)	—	Form of Selected Dealer Agreement for Investment Companies Managed by Invesco Aim Distributors, Inc.(26)

(4)	—	Form of Bank Selling Group Agreement between Invesco Aim Distributors, Inc. and banks.(26)

f (1)	—	Form of AIM Funds Retirement Plan for Eligible Directors/Trustees, as restated January 1, 2008.(26)

(2)	—	Form of AIM Funds Trustee Deferred Compensation Agreement, as amended January 1, 2008.(26)

g (1)	—	(a) Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)

	—	(b) Amendment No. 1 dated May 1, 2000, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(6)

	—	(c) Amendment, dated June 29, 2001, to Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(7)

	—	(d) Amendment, dated April 2, 2002, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(8)

	—	(e) Amendment, dated September 8, 2004, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(14)

	—	(f) Amendment, dated February 8, 2006, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(19)

	—	(g) Amendment, dated January 31, 2007, to the Master Custodian Contract, dated May 1, 2000, between State Street Bank and Trust Company and Registrant.(22)

	—	(h) Form of Amendment to Master Custodian Contract, dated [ ], between Registrant and State Street Bank and Trust Company.*

(2)	—	Subcustodian Agreement, dated January 20, 1993, between State Street Bank and Trust Company and The Bank of New York.(7)

(3)	—	Foreign Assets Delegation Agreement, dated November 6, 2006, between Registrant and A I M Advisors, Inc.(23)

h (1)	—	(a) Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(21)

	—	(b) Amendment No. 1, dated July 1, 2007, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and AIM Investment Services, Inc.(23)

	—	(c) Amendment No. 2, dated October 3, 2008, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc.(26)

	—	(c) Amendment No. 3, dated July 1, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc.(29)

	—	(d) Amendment No. 4, dated September 25, 2009, to the Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc.(30)

	—	(e) Form of Amendment No.[ ], dated [ ], to Third Amended and Restated Transfer Agency and Service Agreement, dated July 1, 2006, between Registrant and Invesco Aim Investment Services, Inc.*

(2)	—	(a) Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and A I M Advisors, Inc.(22)

	—	(c) Form of Amendment No. 2, dated August 31, 2009, to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Aim Advisors, Inc., formerly known as A I M Advisors, Inc.(27)

	—	(d) Form of Amendment No. [ ], dated [ ], to the Second Amended and Restated Master Administrative Services Agreement, dated July 1, 2006, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.*

(3)	—	(a) Fourth Amended and Restated Memorandum of Agreement, dated July 1, 2008, between Registrant and Invesco Aim Advisors, Inc. regarding Securities Lending Waiver with respect to all Funds.(25)

	—	(b) Memorandum of Agreement, dated July 14, 2009 regarding expense limitations, between Registrant and Invesco Aim Advisors, Inc.(28)

	—	(c) Memorandum of Agreement, regarding advisory fee waivers and affiliated money market fee waivers, dated July 1, 2009, between Registrant and Invesco Aim Advisors, Inc.(28)

(4)	—	Third Amended and Restated Interfund Loan Agreement, dated December 30, 2005, between Registrant and A I M Advisors, Inc. (21)

(5)	—	(a) Agreement and Plan of Reorganization, dated July 30, 2003, between Registrant and AIM Series Trust, a Delaware statutory trust, previously filed with the Proxy Statement of AIM Series Trust on August 1, 2003, is hereby incorporated by reference.

	—	(b) Agreement and Plan of Reorganization, dated November 14, 2005, between Registrant and AIM Stock Funds, a Delaware statutory trust, previously filed with the Proxy Statement of AIM Stock Funds on November 16, 2005, is hereby incorporated by reference.

(6)	—	Expense Reimbursement Agreement, dated June 30, 2003, between Registrant and A I M Fund Services, Inc. (now known as AIM Investment Services, Inc.)(13)

i	—	Legal Opinion and Consent of Stradley Ronon Stevens & Young, LLP.*

j	—	Other Opinion — None

k	—	Financial Statements — None.

l (1)	—	(a) Initial Capital Agreement dated April 29, 2004, for AIM Aggressive Allocation Fund, AIM Conservative Allocation Fund and AIM Moderate Allocation Fund.(13)

	—	(b) Initial Capital Agreement dated April 28, 2005, for AIM Moderate Growth Allocation Fund and AIM Moderately Conservative Allocation Fund.(16)

	—	(c) Initial Capital Agreement dated October 31, 2005, for AIM Income Allocation Fund and AIM International Allocation Fund.(18)

	—	(d) Initial Capital Agreement dated January 29, 2007, for AIM Independence Now Fund, Aim Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund and AIM Independence 2050 Fund.(22)

	—	(e) Initial Capital Agreement dated October 2, 2008, for Class Y shares of AIM Basic Value Fund, AIM Conservative Allocation Fund, AIM Global Equity Fund, AIM Growth Allocation Fund, AIM Income Allocation Fund, AIM Independence Now Fund, AIM Independence 2010 Fund, AIM Independence 2020 Fund, AIM Independence 2030 Fund, AIM Independence 2040 Fund, AIM Independence 2050 Fund, AIM International Allocation Fund, AIM Mid Cap Core Equity Fund, AIM Moderate Allocation Fund, AIM Moderate Growth Allocation Fund, AIM Moderately Conservative Allocation Fund and AIM Small Cap Growth Fund.(30)

	—	(f) Initial Capital Agreement dated September 24, 2009, for Class S shares of AIM Conservative Allocation Fund, AIM Growth Allocation Fund and AIM Moderate Allocation Fund.(30)

	—	(g) Form of Initial Capital Agreement dated [ ] for [Fund Names].*

m (1)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(22)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(22)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(22)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(23)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(25)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(25)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(25)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(27)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(27)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class A shares).(29)

(2)	—	Form of Master Distribution Plan (Class A, Class B, Class C and Class R Shares)(Reimbursement) for certain Invesco Funds.*

(3)	—	Form of Master Distribution Plan (Class A, Class B, Class C and Class R Shares)(Reimbursement) for certain Van Kampen Funds.*

(4)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature).(22)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature).(22)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master

Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares)(Securitization Feature).(22)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(23)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(25)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(27)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(27)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class B shares) (Securitization Feature).(29)

(5)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(22)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(22)

	—	(d) Amendment No. 3, dated March 9, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(22)

	—	(e) Amendment No. 4, dated April 23, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(23)

	—	(f) Amendment No. 5, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

	—	(g) Amendment No. 6, dated May 1, 2008, to the First Restated Master

Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

	—	(h) Amendment No. 7, dated July 24, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(25)

	—	(i) Amendment No. 8, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(27)

	—	(j) Amendment No. 9, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(27)

	—	(k) Amendment No. 10, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class C shares).(29)

(6)	—	(a) First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(21)

	—	(b) Amendment No. 1, dated January 31, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(22)

	—	(c) Amendment No. 2, dated February 28, 2007, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(22)

	—	(d) Amendment No. 3, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(25)

	—	(e) Amendment No. 4, dated May 29, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(27)

	—	(f) Amendment No. 5, dated June 2, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(27)

	—	(g) Amendment No. 6, dated July 1, 2009, to the First Restated Master Distribution Plan, effective as of August 18, 2003, as subsequently amended, and as restated September 20, 2006 (Class R shares).(29)

(7)	—	Master Distribution Plan, effective as of September 25, 2009 (Class S shares).(30)

(8)	—	(a) First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares).(21)

	—	(b) Amendment No. 1, dated April 30, 2008, to the First Restated Master Distribution Plan, effective as of July 1, 2004, as subsequently amended, and as restated September 20, 2006 (Reimbursement) (Investor Class shares).(25)

(9)	—	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class A shares).(28)

(10)	—	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class C shares).(28)

(11)	—	Amended and Restated Master Related Agreement to First Restated Master Distribution Plan (Class R shares).(28)

(12)	—	Master Related Agreement to Master Distribution Plan (Class S shares).(30)

(13)	—	Master Related Agreement to First Restated Master Distribution Plan (Reimbursement) (Investor Class shares).(25)

n	—	(a) Fifteenth Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective September 16, 2009.(30)

	—	(b) Form of [ ] Amended and Restated Multiple Class Plan of The AIM Family of Funds® effective December 12, 2001, as amended and restated effective [ ].*

o	—	Reserved.

p (1)	—	Invesco Aim Management Group, Inc. and AIM Funds Code of Ethics, adopted May 1, 1981, as last amended effective January 1, 2009, relating to Invesco Aim Management Group, Inc. and any of its subsidiaries.(26)

(2)	—	Invesco Code of Ethics, adopted February 29, 2008, as last amended January 1, 2009, relating to Invesco Global Asset Management (N.A.), Inc., Invesco Institutional (N.A.), Inc. and Invesco Senior Secured Management, Inc.(26)

(3)	—	Code of Ethics, revised 2008, relating to Invesco Asset Management Limited.(26)

(4)	—	Invesco Asset Management (Japan) Limited Code of Ethics on behalf of AIM Japan Fund.(25)

(5)	—	Invesco Staff Ethics and Personal Share Dealing, dated April 2007, relating to Invesco Hong Kong Limited.(26)

(6)	—	Invesco Ltd. Code of Conduct, revised November 2008, Invesco Trimark Ltd. Addendum to the Invesco Code of Conduct, revised July 2008, Policy No. D-6 Gifts and Entertainment, revised March 2008, and Policy No. D-7 AIM Trimark Personal Trading Policy, revised March 2007, together the Code of Ethics relating to Invesco Trimark Ltd.(26)

(7)	—	Code of Ethics dated March 1, 2008, relating to Invesco Continental Europe (Invesco Asset Management Deutschland GmbH).(26)

(8)	—	Invesco Ltd. Code of Conduct, revised November 2008, relating to Invesco Australia Limited.(26)

(9)	—	Morgan Stanley Investment Management Code of Ethics.*

q	—	Powers of Attorney for Baker, Bayley, Bunch, Crockett, Dowden, Fields, Flanagan, Frischling, Mathai-Davis, Pennock, Soll, Stickel and Taylor.(22)

(1)	Incorporated by reference to PEA No. 43, filed on June 1, 1998.

(2)	Incorporated by reference to PEA No. 45, filed on August 26, 1998.

(3)	Incorporated by reference to PEA No. 46, filed on February 12, 1999.

(4)	Incorporated by reference to PEA No. 47, filed on April 14, 1999.

(5)	Incorporated by reference to PEA No. 48, filed on April 28, 2000.

(6)	Incorporated by reference to PEA No. 49, filed on April 24, 2001.

(7)	Incorporated by reference to PEA No. 50, filed on December 28, 2001.

(8)	Incorporated by reference to PEA No. 51, filed on April 26, 2002.

(9)	Incorporated by reference to PEA No. 52, filed on April 24, 2003.

(10)	Incorporated by reference to PEA No. 53, filed on April 24, 2003.

(11)	Incorporated by reference to PEA No. 54, filed on August 28, 2003.

(12)	Incorporated by reference to PEA No. 55, filed on February 13, 2004.

(13)	Incorporated by reference to PEA No. 56, filed on April 30, 2004.

(14)	Incorporated by reference to PEA No. 57, filed on February 11, 2005.

(15)	Incorporated by reference to PEA No. 58, filed on April 26, 2005.

(16)	Incorporated by reference to PEA No. 59, filed on August 11, 2005.

(17)	Incorporated by reference to PEA No. 61, filed on October 28, 2005.

(18)	Incorporated by reference to PEA No. 62, filed on November 1, 2005.

(19)	Incorporated by reference to PEA No. 63, filed on February 23, 2006.

(20)	Incorporated by reference to PEA No. 64, filed April 19, 2006.

(21)	Incorporated by reference to PEA No. 65, filed November 13, 2006.

(22)	Incorporated by reference to PEA No. 66, filed April 26, 2007.

(23)	Incorporated by reference to PEA No. 67, filed February 11, 2008.

(24)	Incorporated by reference to PEA No. 68, filed April 28, 2008.

(25)	Incorporated by reference to PEA No. 69, filed September 23, 2008.

(26)	Incorporated by reference to PEA No. 70, filed April 28, 2009.

(27)	Incorporated by reference to PEA No. 71, filed June 25, 2009.

(28)	Incorporated by reference to PEA No. 72, filed July 24, 2009.

(29)	Incorporated by reference to PEA No. 75, filed September 21, 2009.

(30)	Incorporated by reference to PEA No. 77, filed September 24, 2009.

(31)	Filed herewith electronically.

*	To be filed by amendment.

Item 29. Persons Controlled by or Under Common Control With the Fund
None.
Item 30. Indemnification
Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VIII of the Registrant’s Amended and Restated Agreement and Declaration of Trust and Article VIII of its Amended and Restated Bylaws, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under the Amended and Restated Agreement and Declaration of Trust effective as of September 14, 2005, as amended, (i) Trustees or officers, when acting in such capacity, shall not be personally liable for any act, omission or obligation of the Registrant or any Trustee or officer except by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office with the Trust; (ii) every Trustee, officer, employee or agent of the Registrant shall be indemnified to the fullest extent permitted under the Delaware Statutory Trust act, the Registrant’s Bylaws and other applicable law; (iii) in case any shareholder or former shareholder of the Registrant shall be held to be personally liable solely by reason of his being or having been a shareholder of the Registrant or any portfolio or class and not because of his acts or omissions or for some other reason, the shareholder or former shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or general successor) shall be entitled, out of the assets belonging to the applicable portfolio (or allocable to the applicable class), to be held harmless from and indemnified against all loss and expense arising from such liability in accordance with the Bylaws and applicable law. The Registrant, on behalf of the affected portfolio (or class), shall upon request by the shareholder, assume the defense of any such claim made against the shareholder for any act or obligation of that portfolio (or class).
The Registrant and other investment companies and their respective officers and trustees are insured under a joint Mutual Fund Directors and Officers Liability Policy, issued by ICI Mutual Insurance Company and certain other domestic insurers, with limits up to $60,000,000 (plus an additional $20,000,000 limit that applies to independent directors/trustees only).
Section 16 of the Master Investment Advisory Agreement between the Registrant and Invesco Aim provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties hereunder on the part of Invesco Aim or any of its officers, directors or employees, that Invesco Aim shall not be subject to liability to the Registrant or to any series of the Registrant, or to any shareholder of any series of the Registrant for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security. Any liability of Invesco Aim to any series of the Registrant shall not automatically impart liability on the part of Invesco Aim to any other series of the Registrant. No series of the Registrant shall be liable for the obligations of any other series of the Registrant.
Section 9 of the Master Intergroup Sub-Advisory Contract for Mutual Funds (the “Sub-Advisory Contract”) between Invesco Aim Advisors, Inc., on behalf of Registrant, and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and AIM Funds Management Inc. (now known as Invesco Trimark Ltd.) (each a “Sub-Advisor”, collectively the “Sub-Advisors”) provides that the Sub-Advisor shall not be liable for any costs or liabilities arising from any error of judgment or mistake of law or any loss suffered by any series of the Registrant or the Registrant in connection with the matters to which the Sub-Advisory Contract relates except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Sub-Advisor in the performance by the Sub-advisor of its duties or from reckless disregard by the Sub-Advisor of its obligations and duties under the Sub-Advisory Contract.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by final adjudication of such issue.
Item 31. Business and Other Connections of Investment Advisor
The only employment of a substantial nature of the Advisor’s directors and officers is with Invesco Aim and its affiliated companies. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and directors of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Ltd., Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Global Asset Management (N.A.), Inc., Invesco Hong Kong Limited, Invesco Institutional (N.A.), Inc., Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (each a “Sub-Advisor”, collectively the “Sub-Advisors”) reference is made to Form ADV filed under the Investment Advisers Act of 1940 by each Sub-Advisor herein incorporated by reference. Reference is also made to the caption “Fund Management — The Adviser” in the Prospectus which comprises Part A of the Registration Statement, and to the caption “Investment Advisory and Other Services” of the Statement of Additional Information which comprises Part B of the Registration Statement, and to Item 27(b) of this Part C.
It is anticipated that, on or about the end of the fourth quarter of 2009, Invesco Aim and Invesco Global Asset Management (N.A.), Inc. will be merged into Invesco Institutional (N.A.), Inc., which will be renamed Invesco Advisers, Inc. The combined entity will serve as the funds’ investment adviser. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities. Further information about this merger will be posted on http://www.invescoaim.com on or about the closing date of the transaction and will be available in the funds’ Statement of Additional Information.
Item 32. Principal Underwriters

(a)	Invesco Aim Distributors, Inc., the Registrant’s principal underwriter, also acts as a principal underwriter to the following investment companies:

AIM Counselor Series Trust
AIM Equity Funds
AIM Funds Group
AIM International Mutual Funds
AIM Investment Funds
AIM Investment Securities Funds
AIM Sector Funds

AIM Tax-Exempt Funds
AIM Treasurer’s Series Trust
AIM Variable Insurance Funds
PowerShares Actively Managed Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust
PowerShares Exchange-Traded Fund Trust II
PowerShares India Exchange-Traded Fund Trust
Short-Term Investments Trust

(b)	The following table sets forth information with respect to each director, officer or partner of Invesco Aim Distributors, Inc.

Name and Principal Business	Positions and Offices with
Address*	Underwriter	Positions and Offices with Fund
Philip A. Taylor	Director	Trustee, President and Principal Executive Officer

John S. Cooper	President	None

William Hoppe, Jr.	Executive Vice President	None

Karen Dunn Kelley	Executive Vice President	Vice President

Brian Lee	Executive Vice President	None

Ben Utt	Executive Vice President	None

LuAnn S. Katz	Senior Vice President	None

Ivy B. McLemore	Senior Vice President	None

Lyman Missimer III	Senior Vice President	Assistant Vice President

David J. Nardecchia	Senior Vice President	None

Margaret A. Vinson	Senior Vice President	None

Gary K. Wendler	Director and Senior Vice President	None

John M. Zerr	Director, Senior Vice President and Secretary	Senior Vice President, Secretary and Chief Legal Officer

David A. Hartley	Treasurer and Chief Financial Officer	None

Lance A. Rejsek	Anti-Money Laundering Compliance Officer	Anti-Money Laundering Compliance Officer

Lisa O. Brinkley	Chief Compliance Officer	None

*	11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173

(c)	Not applicable

Item 33. Location of Accounts and Records

Invesco Aim Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, will maintain physical possession of each such account, book or other document of the Registrant at its principal executive offices, except for those relating to certain transactions in portfolio securities that are maintained by the Registrant’s Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110-2801, and the Registrant’s Transfer Agent and Dividend Paying Agent, Invesco Aim Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739.

Records may also be maintained at the offices of:

Invesco Asset Management Deutschland GmbH
An der Welle 5
1st Floor
Frankfurt, Germany 60322

Invesco Asset Management Ltd.
30 Finsbury Square
London, United Kingdom
EC2A 1AG

Invesco Asset Management (Japan) Limited
25th Floor, Shiroyama Trust Tower
3-1, Toranoman 4-chome, Minato-Ku
Tokyo, Japan 105-6025

Invesco Australia Limited
333 Collins Street, Level 26
Melbourne Vic 3000, Australia

Invesco Global Asset Management (N.A.), Inc.
1555 Peachtree Street, N.E.
Atlanta, Georgia 30309

Invesco Hong Kong Limited
32nd Floor
Three Pacific Place
1 Queen’s Road East
Hong Kong

Invesco Institutional (N.A.), Inc.
1555 Peachtree Street, N.E.
Atlanta, Georgia 30309

Invesco Senior Secured Management, Inc.
1166 Avenue of the Americas
New York, NY 10036

Invesco Trimark Ltd.
5140 Yonge Street
Suite 900
Toronto, Ontario
Canada M2N 6X7
Item 34. Management Services
None.

Item 35. Undertakings
None.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 25th day of November, 2009.

Registrant:	AIM GROWTH SERIES

By:	/s/ Philip A Taylor Philip A. Taylor, President
     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	SIGNATURES	TITLE	DATE

	/s/ Philip A. Taylor (Philip A. Taylor)	Trustee & President (Principal Executive Officer)	November 25, 2009

	/s/ Bob R. Baker*	Trustee	November 25, 2009

(Bob R. Baker)

	/s/ Frank S. Bayley*	Trustee	November 25, 2009

(Frank S. Bayley)

	/s/ James T. Bunch*	Trustee	November 25, 2009

(James T. Bunch)

	/s/ Bruce L. Crockett*	Chair & Trustee	November 25, 2009

(Bruce L. Crockett)

	/s/ Albert R. Dowden*	Trustee	November 25, 2009

(Albert R. Dowden)

	/s/ Jack M. Fields*	Trustee	November 25, 2009

(Jack M. Fields)

	/s/ Martin L. Flanagan*	Trustee	November 25, 2009

(Martin L. Flanagan)

	/s/ Carl Frischling*	Trustee	November 25, 2009

(Carl Frischling)

	/s/ Prema Mathai-Davis*	Trustee	November 25, 2009

(Prema Mathai-Davis)

	/s/ Lewis F. Pennock*	Trustee	November 25, 2009

(Lewis F. Pennock)

	/s/ Larry Soll*	Trustee	November 25, 2009

(Larry Soll)

	/s/ Raymond Stickel, Jr.*	Trustee	November 25, 2009

(Raymond Stickel, Jr.)

	/s/ Sheri Morris	Vice President & Treasurer	November 25, 2009
	(Sheri Morris)	(Principal Financial and Accounting Officer)

*By	/s/ Philip A. Taylor

Philip A. Taylor
Attorney-in-Fact

*	Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 68 on April 28, 2008.

INDEX

Exhibit
Number	Description

a(1)(j)	Amendment No. 8, dated November 4, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.

a(1)(k)	Amendment No. 9, dated November 12, 2009, to the Amended and Restated Agreement and Declaration of Trust of Registrant, dated September 14, 2005.

d(1)(n)	Form of Amendment No. [ ], dated [ ], to the Master Investment Advisory Agreement, dated June 5, 2000, between Registrant and Invesco Advisers, Inc., successor by merger to Invesco Aim Advisors, Inc.